United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/18

Date of Reporting Period: 07/31/18

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on September 25, 2018.  The sole purpose of this filing is to correct a typographical error on the annual report of Federated Government Obligations Tax-Managed Fund. Revised certifications relating to Federated Government Obligations Tax-Managed Fund have also been appended.

Item 1.	Reports to Stockholders

Annual Shareholder Report
July 31, 2018
Ticker FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	41.2%
Variable Rate Instruments	35.6%
Bank Instruments	7.1%
Asset-Backed Securities	0.5%
Other Repurchase Agreements and Repurchase Agreements	14.9%
Investment Company	0.7%
Other Assets and Liabilities—Net[2]	0.0%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	42.4%[4]
8-30 Days	18.8%
31-90 Days	30.2%
91-180 Days	8.1%
181 Days or more	0.5%
Other Assets and Liabilities—Net[2]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.3% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2018
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.5%
		Finance - Equipment—0.5%
$19,258,698		Amur Equipment Finance Receivables V LLC, Series 2018-1, Class A1, 2.50%, 3/20/2019 (IDENTIFIED COST $19,258,698)	$19,258,698
		CERTIFICATES OF DEPOSIT—7.1%
		Banking—7.1%
50,000,000		Mizuho Bank Ltd., 2.425%, 9/20/2018	49,832,791
80,000,000		Mizuho Bank Ltd., 2.35% - 2.425%, 8/31/2018 - 9/28/2018	79,747,638
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.33%, 11/26/2018	50,000,000
120,000,000		Toronto Dominion Bank, 1.70% - 1.75%, 10/10/2018 - 10/22/2018	120,000,000
		TOTAL CERTIFICATES OF DEPOSIT	299,580,429
	[1]	COMMERCIAL PAPER—41.2%
		Aerospace / Auto—0.6%
25,000,000		Daimler Finance NA LLC, (GTD by Daimler AG), 2.501%, 1/15/2019	24,713,549
		Banking—13.7%
10,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.021%, 8/1/2018	10,000,000
40,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.51%, 12/19/2018	40,000,000
50,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.51%, 12/20/2018	50,000,000
50,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.384%, 8/2/2018	49,996,708
20,000,000		Banque et Caisse d'Epargne de L'Etat, 2.061%, 8/8/2018	19,992,067
4,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.511%, 9/24/2018	3,985,120
65,000,000		COL Commercial Paper Co. LLC, 2.082% - 2.237%, 9/14/2018 - 11/2/2018	64,678,250
15,000,000	[2]	COL Commercial Paper II Co. LLC, 2.497% (3-month USLIBOR +0.16%), 10/4/2018	15,000,000
55,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.399% - 2.542%, 10/9/2018 - 1/7/2019	54,553,383
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.53%, 1/2/2019	50,000,000
25,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.263%, 8/28/2018	24,957,813
125,047,000		Ridgefield Funding Company, LLC Series B, 2.364% - 2.415%, 8/2/2018 - 8/15/2018	124,996,414
45,425,000		Starbird Funding Corp., 2.314% - 2.682%, 8/13/2018 - 9/24/2018	45,328,920
25,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 2.157%, 8/31/2018	24,955,208
		TOTAL	578,443,883
		Electric Power—5.0%
212,500,000		Duke Energy Corp., 2.151% - 2.255%, 8/1/2018 - 8/14/2018	212,431,955
Annual Shareholder Report
2

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Automotive—2.0%
$84,251,000		Ford Motor Credit Co. LLC, 2.394% - 2.521%, 8/23/2018 - 10/22/2018	$84,084,221
		Finance - Equipment—2.2%
94,420,000		Caterpillar Financial Services Corp., 2.157% - 2.313%, 9/17/2018 - 9/26/2018	94,107,199
		Finance - Retail—5.9%
135,000,000		Barton Capital S.A., 2.138% - 2.314%, 9/10/2018 - 10/10/2018	134,603,188
115,000,000		Sheffield Receivables Company LLC, 2.294% - 2.451%, 8/1/2018 - 11/9/2018	114,477,472
		TOTAL	249,080,660
		Food & Beverage—1.0%
42,700,000		Mondelez International, Inc., 2.299% - 2.445%, 8/6/2018 - 10/10/2018	42,579,189
		Health Care—1.0%
42,000,000		McKesson Corp., 2.253%, 8/9/2018	41,979,000
		Insurance—2.0%
85,000,000		UnitedHealth Group, Inc., 2.071%, 8/6/2018	84,975,563
		Machinery, Equipment, Auto—1.0%
42,000,000		Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. Support Agreement), 2.246% - 2.309%, 9/6/2018 - 9/10/2018	41,896,453
		Mining—5.0%
212,900,000		Nutrien Ltd., 2.303% - 2.55%, 8/9/2018 - 9/10/2018	212,490,841
		Pharmaceuticals and Health Care—1.0%
41,000,000		AstraZeneca PLC, 2.389% - 2.41%, 9/17/2018 - 10/2/2018	40,861,834
		Telecommunications—0.7%
30,000,000		Bell Canada, 2.357%, 8/2/2018	29,998,042
		TOTAL COMMERCIAL PAPER	1,737,642,389
	[2]	NOTES-VARIABLE—35.6%
		Banking—33.4%
55,000,000		Bank of Montreal, 2.328% (1-month USLIBOR +0.25%), 8/13/2018	55,000,162
40,000,000		Bank of Montreal, 2.329% (1-month USLIBOR +0.25%), 8/20/2018	40,000,000
50,000,000		Bank of Montreal, 2.33% (1-month USLIBOR +0.24%), 8/3/2018	50,000,000
30,500,000		Bank of Montreal, 2.35% (1-month USLIBOR +0.25%), 8/7/2018	30,500,000
40,000,000		Bank of Montreal, 2.518% (1-month USLIBOR +0.44%), 8/13/2018	40,000,000
14,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.372% (1-month USLIBOR +0.29%), 7/12/2019	14,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.387% (1-month USLIBOR +0.29%), 2/8/2019	30,000,000
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.422% (1-month USLIBOR +0.35%), 2/15/2019	35,000,000
Annual Shareholder Report
3

Principal Amount			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$18,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.437% (1-month USLIBOR +0.34%), 6/7/2019	$18,000,000
43,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.537% (3-month USLIBOR +0.20%), 4/12/2019	43,000,000
55,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.602% (3-month USLIBOR +0.27%), 3/22/2019	55,000,000
49,050,000		BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 2.05%, 1/2/2019	49,050,000
34,140,000		BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 2.05%, 1/2/2019	34,140,000
8,000,000		Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 2.05%, 1/2/2019	8,000,000
20,000,000		BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 2.05%, 1/2/2019	20,000,000
20,000,000		Canadian Imperial Bank of Commerce, 2.292% (1-month USLIBOR +0.20%), 8/2/2018	20,000,000
10,000,000		Canadian Imperial Bank of Commerce, 2.334% (1-month USLIBOR +0.26%), 8/13/2018	10,000,000
80,000,000		Canadian Imperial Bank of Commerce, 2.387% (1-month USLIBOR +0.30%), 8/6/2018	80,000,000
30,000,000		Canadian Imperial Bank of Commerce, 2.431% (1-month USLIBOR +0.35%), 8/21/2018	30,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.466% (3-month USLIBOR +0.13%), 10/3/2018	50,000,000
20,000,000		Canadian Imperial Bank of Commerce, 2.469% (3-month USLIBOR +0.13%), 10/9/2018	20,000,000
35,080,000		Carol Allen Family Liquidity Trust, (Comerica Bank LOC), 2.06%, 8/2/2018	35,080,000
3,265,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 2.077%, 8/2/2018	3,265,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 2.33%, 8/1/2018	10,265,000
7,090,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 2.03%, 8/2/2018	7,090,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 2.03%, 8/2/2018	9,590,000
1,080,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 2.20%, 8/2/2018	1,080,000
3,660,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.54%, 8/3/2018	3,660,000
Annual Shareholder Report
4

Principal Amount			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$5,985,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 2.03%, 8/2/2018	$5,985,000
1,025,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.53%, 8/3/2018	1,025,000
1,635,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 2.17%, 8/2/2018	1,635,000
2,035,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.53%, 8/7/2018	2,035,000
18,085,000		J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 2.03%, 8/2/2018	18,085,000
135,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003-B, (Fulton Bnak, N.A. LOC), 2.17%, 8/2/2018	135,000
12,005,000		Maryland State EDC, Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.53%, 8/7/2018	12,005,000
6,955,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.53%, 8/7/2018	6,955,000
3,405,000		Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 2.03%, 8/2/2018	3,405,000
23,935,000		RBS Insurance Trust, Series 2015, (BOKF, N.A. LOC), 2.03%, 8/2/2018	23,935,000
9,470,000		Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 2.03%, 8/2/2018	9,470,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 2.06%, 8/2/2018	13,875,000
3,600,000		Szuch and Plotkin Irrevocable Trust Agreement, Series 2016, (BOKF, N.A. LOC), 2.03%, 8/2/2018	3,600,000
11,935,000		The Gregory P. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.077%, 8/2/2018	11,935,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 2.03%, 8/1/2018	6,460,000
5,825,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Bank of America N.A. LOC), 2.03%, 8/1/2018	5,825,000
8,820,000		The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 2.03%, 8/2/2018	8,820,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 2.03%, 8/2/2018	9,825,000
9,240,000		The Murray D. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.077%, 8/2/2018	9,240,000
9,550,000		The Ray L. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.077%, 8/2/2018	9,550,000
5,565,000		The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 2.03%, 8/2/2018	5,565,000
6,680,000		The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 2.03%, 8/2/2018	6,680,000
Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$45,000,000		Toronto Dominion Bank, 2.302% (1-month USLIBOR +0.23%), 8/30/2018	$45,000,000
50,000,000		Toronto Dominion Bank, 2.481% (1-month USLIBOR +0.40%), 8/23/2018	50,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 2.03%, 8/2/2018	7,305,000
25,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 2.301% (1-month USLIBOR +0.22%), 2/1/2019	25,000,000
15,000,000		Wells Fargo Bank, N.A., 2.492% (3-month USLIBOR +0.15%), 10/24/2018	15,000,000
150,000,000		Wells Fargo Bank, N.A., 2.495% (3-month USLIBOR +0.16%), 10/26/2018	150,000,000
21,000,000		Wells Fargo Bank, N.A., 2.521% (3-month USLIBOR +0.20%), 9/10/2018	21,000,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.309% (1-month USLIBOR +0.23%), 8/20/2018	75,000,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 2.374% (1-month USLIBOR +0.30%), 6/13/2019	20,000,000
690,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.54%, 8/1/2018	690,000
8,240,000		Wingo Family Master Trust, (BOKF, N.A. LOC), 2.03%, 8/2/2018	8,240,000
13,000,000		Yavapai County, AZ IDA - Recovery Zone Facility, Taxable (Series 2015), (Bank of Nova Scotia, Toronto LOC), 2.15%, 8/2/2018	13,000,000
		TOTAL	1,408,000,162
		Government Agency—1.8%
9,157,000		Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 2.08%, 8/2/2018	9,157,000
7,230,000		Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3 Taxable, (Federal Home Loan Bank of Chicago LIQ), 2.04%, 8/2/2018	7,230,000
31,360,000		Jefferson at Stadium Park - Phase B Owner LLC, Jefferson at Stadium Park Apartments, (Federal Home Loan Bank of San Francisco LOC), 2.08%, 8/2/2018	31,360,000
3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 2.03%, 8/2/2018	3,935,000
10,725,000		Joseph L. Goggins Irrevocable Insurance Trust, Series 2018, (Federal Home Loan Bank of Atlanta LOC), 2.03%, 8/2/2018	10,725,000
6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 2.03%, 8/2/2018	6,060,000
6,860,000		Tack Capital Co., (Federal Home Loan Bank of New York LOC), 2.08%, 8/2/2018	6,860,000
		TOTAL	75,327,000
Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES-VARIABLE—continued
		Municipals—0.5%
$20,000,000		Alaska State Housing Finance Corp., (2017 Series B) Taxable, 1.99%, 8/2/2018	$20,000,000
		TOTAL NOTES-VARIABLE	1,503,327,162
		OTHER REPURCHASE AGREEMENTS—11.5%
115,000,000		Barclays Bank PLC, 2.18%, 8/13/2018, interest in a $125,000,000 collateralized loan agreement, dated 7/9/2018, will repurchase securities provided as collateral for $125,264,931, in which asset-backed securities and collateralized mortgage-backed obligations with a market value of $127,770,230 have been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
47,000,000		BNP Paribas SA, 2.21%, 8/1/2018, interest in a $50,000,000 collateralized loan agreement, dated 7/31/2018, will repurchase securities provided as collateral for $50,003,069, in which corporate bonds, medium-term notes and U.S. government agency securities with a market value of $51,003,132 have been received as collateral and held with BNY Mellon as tri-party agent.	47,000,000
50,000,000		BNP Paribas SA, 2.04%, 8/1/2018, interest in a $50,000,000 collateralized loan agreement, dated 7/31/2018, will repurchase securities provided as collateral for $50,002,833, in which medium-term notes, U.S. treasury notes and U.S. government agency securities with a market value of $51,002,890 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	[3]	Citigroup Global Markets, Inc., 3.05%, 8/1/2018, interest in a $60,000,000 collateralized loan agreement, dated 7/2/2018, will repurchase securities provided as collateral for $60,150,524, in which U.S. treasury notes with a market value of $61,355,030 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
70,000,000	[3]	Citigroup Global Markets, Inc., 3.10%, 8/1/2018, interest in a $90,000,000 collateralized loan agreement, dated 7/2/2018, will repurchase securities provided as collateral for $90,229,494 in which U.S. treasury notes with a market value of $92,036,354 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
25,000,000		Citigroup Global Markets, Inc., 2.11%, 8/1/2018, interest in a $35,000,000 collateralized loan agreement, dated 7/31/2018, will repurchase security provided as collateral for $35,002,051, in which exchange traded security with a market value of $35,702,093 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
110,000,000		HSBC Securities (USA), Inc., 2.01%, 8/1/2018, interest in a $110,000,000 collateralized loan agreement, dated 7/31/2018, will repurchase securities provided as collateral for $110,006,142, in which corporate bonds and medium-term notes securities with a market value of $112,200,000 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
$20,000,000	Wells Fargo Securities LLC, 2.79%, 10/25/2018, interest in a $20,000,000 collateralized loan agreement, dated 7/27/2018, will repurchase security provided as collateral for $20,139,500, in which U.S. government agency security with a market value of $20,407,997 have been received as collateral and held with BNY Mellon as tri-party agent.	$20,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	487,000,000
	REPURCHASE AGREEMENTS—3.4%
95,000,000	Interest in $925,000,000 joint repurchase agreement, 1.91% dated 7/31/2018 under which Barclays Bank PLC will repurchase the securities provided as collateral for $925,049,076 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. treasury bonds, U.S. treasury notes and U.S. government agency securities with various maturities to 8/15/2046 and the market value of those underlying securities was $943,550,065.	95,000,000
50,000,000	Interest in $200,000,000 joint repurchase agreement, 1.93% dated 7/31/2018 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,010,722 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency securities with various maturities to 2/25/2036 and the market value of those underlying securities was $205,725,726.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	145,000,000
	INVESTMENT COMPANY—0.7%
26,997,500	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[4] (IDENTIFIED COST $27,000,100)	27,000,100
	TOTAL INVESTMENT IN SECURITIES—100.0% (AMORTIZED AND IDENTIFIED COST $4,218,808,778)[5]	4,218,808,778
	OTHER ASSETS AND LIABILITIES—0.0%[6]	2,074,810
	TOTAL NET ASSETS—100%	$4,220,883,588
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.5% of the Fund's portfolio as calculated based upon total market value (unaudited).
Annual Shareholder Report
8

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended July 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund Institutional Shares
Balance of Shares Held 7/31/2017	—
Purchases/Additions	26,997,500
Sales/Reductions	—
Balance of Shares Held 7/31/2018	26,997,500
Value	$27,000,100
Change in Unrealized Appreciation/(Depreciation)	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$314,905
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Repurchase agreement whose interest rate resets daily and is shown at the current rate as of July 31, 2018. The date indicated is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, the Fund has the right to terminate the repurchase agreement at any time.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
9

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$19,258,698	$—	$19,258,698
Certificates of Deposit	—	299,580,429	—	299,580,429
Commercial Paper	—	1,737,642,389	—	1,737,642,389
Notes-Variable	—	1,503,327,162	—	1,503,327,162
Other Repurchase Agreements	—	487,000,000	—	487,000,000
Repurchase Agreements	—	145,000,000	—	145,000,000
Investment Company	27,000,100	—	—	27,000,100
TOTAL SECURITIES	$27,000,100	$4,191,808,678	$—	$4,218,808,778
The following acronyms are used throughout this portfolio:
COL	—Collateralized
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VMTP	—Variable Rate Municipal Term Preferred
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.007	0.001	—	—	—
Net realized gain (loss)	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net income	(0.007)	(0.001)	—	—	—
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.75%	0.10%	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4]	1.02%	0.92%	0.52%	0.27%	0.25%
Net investment income	0.70%	0.08%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.19%	0.30%	0.72%	1.05%	1.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,220,884	$6,951,890	$11,562,657	$12,847,237	$11,591,418
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio was 1.02%, 0.92%, 0.52%, 0.27%, and 0.25% for the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities (including $27,000,100 of investments in an affiliated holding)	$3,586,808,778
Investments in other repurchase agreements and repurchase agreements	632,000,000
Investment in securities, at value (amortized and identified cost $4,218,808,778)		4,218,808,778
Cash		479,644
Income receivable		4,798,659
TOTAL ASSETS		4,224,087,081
Liabilities:
Payable for distribution services fee (Note 5)	1,643,922
Payable for other service fees (Notes 2 and 5)	914,598
Payable for transfer agent fee	346,534
Payable for portfolio accounting fees	87,581
Payable for investment advisor fee (Note 5)	47,724
Payable for administrative fee (Note 5)	9,055
Accrued expenses (Note 5)	154,079
TOTAL LIABILITIES		3,203,493
Net assets for 4,220,852,915 shares outstanding		$4,220,883,588
Net Assets Consists of:
Paid-in capital		$4,220,840,360
Accumulated net realized gain		43,228
TOTAL NET ASSETS		$4,220,883,588
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,220,883,588 ÷ 4,220,852,915 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest			$90,274,656
Dividends received from an affiliated holding see footnotes to Portfolio of Investments			314,905
TOTAL INCOME			90,589,561
Expenses:
Investment adviser fee (Note 5)		$10,514,411
Administrative fee (Note 5)		4,207,954
Custodian fees		195,587
Transfer agent fees		5,280,471
Directors'/Trustees' fees (Note 5)		52,979
Auditing fees		23,100
Legal fees		9,305
Distribution services fee (Note 5)		28,914,630
Other service fees (Notes 2)		13,097,749
Portfolio accounting fees		175,345
Share registration costs		980,855
Printing and postage		526,058
Miscellaneous (Note 5)		67,689
TOTAL EXPENSES		64,046,133
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,936,768)
Waiver of other operating expenses (Note 5)	(5,257,205)
Reduction of custodian fees (Note 6)	(4,097)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(10,198,070)
Net expenses			53,848,063
Net investment income			36,741,498
Net realized gain on investments			77,615
Change in net assets resulting from operations			$36,819,113
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$36,741,498	$6,938,105
Net realized gain	77,615	65,015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,819,113	7,003,120
Distributions to Shareholders:
Distributions from net investment income	(36,741,498)	(6,938,105)
Distributions from net realized gain	(88,446)	(75,307)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,829,942)	(7,013,412)
Share Transactions:
Proceeds from sale of shares	1,535,448,053	1,942,526,606
Net asset value of shares issued to shareholders in payment of distributions declared	35,655,901	6,860,625
Cost of shares redeemed	(4,302,099,698)	(6,560,143,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,730,995,744)	(4,610,756,388)
Change in net assets	(2,731,006,575)	(4,610,766,680)
Net Assets:
Beginning of period	6,951,890,163	11,562,656,843
End of period	$4,220,883,588	$6,951,890,163
See Notes which are an integral part of the Financial Statements
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14

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at the fund's NAV, which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“the Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursement and reduction of $10,198,070 is disclosed in various locations in Note 5 and Note 6.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2018	2017
Shares sold	1,535,448,053	1,942,526,606
Shares issued to shareholders in payment of distributions declared	35,655,901	6,860,625
Shares redeemed	(4,302,099,698)	(6,560,143,619)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,730,995,744)	(4,610,756,388)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary Income[1]	$36,819,516	$7,013,412
Long Term Capital Gains[1]	$10,426	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$43,229
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the Adviser voluntarily waived $4,907,828 of its fee.
The Adviser has agreed to waive its fee and/or reimburse the Fund for certain investment adviser fees and other operating expenses as a result of transactions in other affiliated investment companies. For the year ended July 31, 2018, the Adviser waived and/or reimbursed $28,940.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized net fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may change certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, FSC waived $5,257,205 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, FSC retained $10,142 of fees paid by the Fund.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions, which complied with Rule 17a-7 under the Act, amounted to $5,900,000 and $6,475,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2018, the Fund's expenses were reduced by $4,097 under these arrangements.
7. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the year ended July 31, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
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21

Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF Money Market Obligations trust and shareholders of Federated Capital Reserves Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Capital Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,005.10	$5.07
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.74	$5.11
1	Expenses are equal to the Fund's annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
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Evaluation and Approval of Advisory Contract–May 2018
Federated Capital Reserves Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
41050 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	A | GRAXX	B | GRBXX	C | GRCXX
	F | GRGXX	P | GRFXX

Federated Government Reserves Fund
Fund Established 2005

A Portfolio of Money Market Obligations Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2017 through July 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	49.9%
U.S. Government Agency Securities	44.3%
U.S. Treasury Securities	9.4%
Other Assets and Liabilities—Net[2]	(3.6)%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	57.5%
8-30 Days	23.2%
31-90 Days	16.7%
91-180 Days	4.5%
181 Days or more	1.7%
Other Assets and Liabilities—Net[2]	(3.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
July 31, 2018
Principal Amount			Value
		GOVERNMENT AGENCIES—44.3%
$90,500,000	[1]	Federal Farm Credit System Discount Notes, 1.23% - 2.19%, 8/9/2018 - 2/8/2019	$89,859,864
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.929% (1-month USLIBOR -0.135%), 8/25/2018	50,000,000
74,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.987% - 2.007% (1-month USLIBOR -0.085%), 8/1/2018 - 8/15/2018	73,998,874
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.994% - 2.006% (1-month USLIBOR -0.08%), 8/13/2018 - 8/27/2018	49,994,261
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.002% - 2.007% (1-month USLIBOR -0.065%), 8/12/2018 - 8/29/2018	49,998,802
39,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.022% - 2.036% (1-month USLIBOR -0.045%), 8/12/2018 - 8/21/2018	38,999,707
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.022% (1-month USLIBOR -0.055%), 8/27/2018	9,999,371
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.029% - 2.039% (1-month USLIBOR -0.043%), 8/15/2018 - 8/21/2018	39,999,695
56,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.034% (1-month USLIBOR -0.04%), 8/13/2018	55,999,309
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.04% (1-month USLIBOR -0.06%), 8/4/2018	29,998,950
22,800,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.046% (1-month USLIBOR -0.041%), 8/6/2018	22,800,000
8,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.067% (1-month USLIBOR -0.03%), 8/9/2018	8,500,000
92,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.14% (1-month USLIBOR +0.059%), 8/21/2018	92,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.146% (1-month USLIBOR +0.065%), 8/22/2018	12,003,967
14,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.242% (1-month USLIBOR +0.15%), 8/1/2018	14,516,296
690,000,000	[1]	Federal Home Loan Bank System Discount Notes, 1.24% - 2.144%, 8/15/2018 - 1/16/2019	687,767,656
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.918% - 1.919% (1-month USLIBOR -0.155%), 8/13/2018 - 8/17/2018	100,000,000
75,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.924% - 1.932% (1-month USLIBOR -0.14%), 8/16/2018 - 8/25/2018	75,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.931% (1-month USLIBOR -0.15%), 8/23/2018	50,000,000
32,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.937% (1-month USLIBOR -0.16%), 8/8/2018	32,000,000
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$95,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.937% - 1.939% (1-month USLIBOR -0.135%), 8/6/2018 - 8/15/2018	$95,000,000
313,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.939% - 1.975% (1-month USLIBOR -0.125%), 8/4/2018 - 8/24/2018	313,799,809
70,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.949% (1-month USLIBOR -0.115%), 8/25/2018	70,000,000
61,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.952% - 1.967% (1-month USLIBOR -0.13%), 8/8/2018 - 8/18/2018	61,000,000
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.971% (1-month USLIBOR -0.11%), 8/22/2018	10,000,374
110,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.976% - 1.981% (1-month USLIBOR -0.105%), 8/19/2018 - 8/23/2018	110,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.98% (1-month USLIBOR -0.12%), 8/4/2018	50,000,000
42,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.999% (3-month USLIBOR -0.34%), 10/9/2018	42,500,000
80,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.002% (1-month USLIBOR -0.08%), 8/19/2018	80,000,000
26,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.007% (1-month USLIBOR -0.09%), 8/9/2018	26,000,000
76,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.018% - 2.019% (1-month USLIBOR -0.06%), 8/11/2018 - 8/18/2018	76,000,000
124,700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.019% - 2.052% (1-month USLIBOR -0.045%), 8/1/2018 - 8/25/2018	124,698,507
52,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.025% - 2.032% (1-month USLIBOR -0.065%), 8/3/2018 - 8/8/2018	51,997,297
23,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.031% (1-month USLIBOR -0.055%), 8/20/2018	23,250,000
106,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.033% - 2.043% (3-month USLIBOR -0.30%), 10/3/2018 - 10/10/2018	106,000,000
44,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.036% - 2.05% (1-month USLIBOR -0.05%), 8/4/2018 - 8/5/2018	44,250,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.041% (1-month USLIBOR -0.04%), 8/22/2018	25,000,000
36,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.044% (3-month USLIBOR -0.295%), 10/16/2018	36,000,000
11,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.046% (1-month USLIBOR -0.035%), 8/23/2018	11,001,021
182,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.067% - 2.072% (3-month USLIBOR -0.275%), 8/7/2018 - 10/23/2018	182,000,000
165,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.069% (3-month USLIBOR -0.28%), 8/3/2018 - 8/6/2018	165,000,000
49,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.086% (3-month USLIBOR -0.25%), 9/28/2018	49,500,000
Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$15,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.094% (3-month USLIBOR -0.245%), 9/26/2018	$15,000,000
98,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.129% - 2.148% (3-month USLIBOR -0.21%), 8/1/2018 - 10/9/2018	97,999,511
59,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.147% - 2.17% (3-month USLIBOR -0.16%), 8/24/2018 - 8/30/2018	58,991,079
10,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.168% (3-month USLIBOR -0.185%), 8/10/2018	10,500,000
77,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.185% - 2.197% (3-month USLIBOR -0.14%), 9/19/2018 - 9/26/2018	77,260,550
18,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.197% (3-month USLIBOR -0.15%), 10/22/2018	18,000,000
77,845,000		Federal Home Loan Bank System Notes, 0.875% - 1.25%, 9/5/2018 - 10/1/2018	77,808,870
40,070,000		Federal Home Loan Mortgage Corp. Notes, 1.10% - 1.15%, 9/13/2018 - 9/14/2018	40,057,212
40,350,000	[2]	Federal National Mortgage Association Floating Rate Notes, 1.96% (Secured Overnight Financing Rate +0.08%), 8/1/2018	40,350,000
36,325,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.00% (Secured Overnight Financing Rate +0.12%), 8/1/2018	36,325,000
22,600,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.04% (Secured Overnight Financing Rate +0.16%), 8/1/2018	22,600,000
1,230,000		Federal National Mortgage Association Notes, 1.875%, 9/18/2018	1,230,965
22,000,000		Tennessee Valley Authority Notes, 1.75%, 10/15/2018	22,017,790
		TOTAL GOVERNMENT AGENCIES	3,854,574,737
		U.S. TREASURY—9.4%
105,000,000	[1]	United States Treasury Bills, 1.83%, 8/30/2018	104,845,213
100,000,000	[1]	United States Treasury Bills, 1.83% - 1.835%, 9/6/2018	99,816,750
124,500,000	[1]	United States Treasury Bills, 1.855% - 1.895%, 9/13/2018	124,220,766
116,900,000	[1]	United States Treasury Bills, 1.895%, 9/27/2018	116,549,251
100,000,000	[1]	United States Treasury Bills, 2.08%, 11/23/2018	99,341,333
39,000,000	[1]	United States Treasury Bills, 2.10%, 1/10/2019	38,631,450
76,000,000	[1]	United States Treasury Bills, 2.13% - 2.145%, 1/17/2019	75,237,611
95,000,000	[1]	United States Treasury Bills, 2.16%, 1/31/2019	93,962,600
22,500,000	[2]	United States Treasury Floating Rate Notes, 2.043% (91-day T-Bill +0.033%), 8/7/2018	22,503,083
45,000,000		United States Treasury Notes, 0.75%, 8/31/2018	44,958,504
		TOTAL U.S. TREASURY	820,066,561
Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—49.9%
$200,000,000	Repurchase agreement, 1.93% dated 7/31/2018 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $200,010,722 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $205,195,670.	$200,000,000
725,000,000	Interest in $925,000,000 joint repurchase agreement, 1.91% dated 7/31/2018 under which Barclays Bank PLC will repurchase the securities provided as collateral for $925,049,076 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/15/2046 and the market value of those underlying securities was $943,550,065.	725,000,000
50,000,000	Repurchase agreement, 1.95% dated 7/20/2018 under which Barclays Bank PLC will repurchase the securities provided as collateral for $50,083,958 on 8/20/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $51,085,638.	50,000,000
100,000,000	Repurchase agreement, 1.91% dated 7/31/2018 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,005,306 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2024 and the market value of those underlying securities was $102,005,416.	100,000,000
150,000,000	Interest in $200,000,000 joint repurchase agreement, 1.93% dated 7/31/2018 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,010,722 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2036 and the market value of those underlying securities was $205,725,726.	150,000,000
57,373,000	Interest in $58,000,000 joint repurchase agreement, 1.93% dated 7/31/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $58,003,109 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 10/11/2033 and the market value of those underlying securities was $59,163,240.	57,373,000
60,000,000	Repurchase agreement, 1.96% dated 7/25/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $60,209,067 on 9/27/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 11/15/2030 and the market value of those underlying securities was $61,413,265.	60,000,000
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$53,000,000	Repurchase agreement, 2.00% dated 7/31/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $53,123,667 on 9/11/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 6/1/2048 and the market value of those underlying securities was $54,063,041.	$53,000,000
22,000,000	Repurchase agreement, 2.01% dated 7/31/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $22,051,590 on 9/11/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $22,588,348.	22,000,000
500,000,000	Repurchase agreement, 1.92% dated 7/26/2018 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,186,667 on 8/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 6/20/2068 and the market value of those underlying securities was $510,302,878.	500,000,000
1,500,000,000	Repurchase agreement, 1.92% dated 7/31/2018 under which Fixed Income Clearing Corporation will repurchase the securities provided as collateral for $1,500,080,000 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/29/2024 and the market value of those underlying securities was $1,530,000,036.	1,500,000,000
200,000,000	Repurchase agreement, 1.92% dated 7/30/2018 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $200,074,667 on 8/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $204,000,001.	200,000,000
100,000,000	Repurchase agreement, 2.04% dated 6/19/2018 under which Lloyds Bank PLC, London will repurchase the securities provided as collateral for $100,351,333 on 8/20/2018. The securities provided as collateral at the end of the period held with Lloyds Bank PLC, London were Collateralized Mortgage Obligations securities with various maturities to 8/20/2047 and the market value of those underlying securities was $102,650,385.	100,000,000
28,000,000	Interest in $200,000,000 joint repurchase agreement, 1.91% dated 7/31/2018 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $200,010,611 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2028 and the market value of those underlying securities was $204,010,922.	28,000,000
Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$250,000,000	Repurchase agreement, 1.93% dated 7/31/2018 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $250,013,403 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 9/15/2065 and the market value of those underlying securities was $255,517,524.	$250,000,000
300,000,000	Repurchase agreement, 1.93% dated 7/31/2018 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $300,016,083 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/12/2038 and the market value of those underlying securities was $306,016,682.	300,000,000
50,000,000	Repurchase agreement, 1.93% dated 7/31/2018 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,002,681 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2026 and the market value of those underlying securities was $51,002,769.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	4,345,373,000
	TOTAL INVESTMENT IN SECURITIES—103.6% (AT AMORTIZED COST)[3]	9,020,014,298
	OTHER ASSETS AND LIABILITIES - NET—(3.6)%[4]	(310,502,459)
	TOTAL NET ASSETS—100%	$8,709,511,839
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.000[2]	—	—
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.006)	(0.000)[2]	—	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.006)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.56%	0.02%	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.87%[5]	0.65%[5]	0.40%[5]	0.15%[6]
Net investment income	0.54%	0.02%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.15%	0.37%	0.62%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$73,428	$87,623	$89,786	$218
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.87%, 0.65% and 0.40% for the years ended July 31, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[2]	—	—
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.002)	—	—	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.23%	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	1.19%[5]	0.65%[5]	0.40%[5]	0.15%[6]
Net investment income	0.20%	0.00%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.17%	0.74%	0.99%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,024	$3,252	$5,892	$18
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.19%, 0.65% and 0.40% for the years ended July 31, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[2]	—	—
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.002)	—	—	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.23%	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	1.20%[5]	0.68%[5]	0.40%[5]	0.15%[6]
Net investment income	0.19%	0.00%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.16%	0.69%	0.97%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,007	$9,963	$10,783	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.20%, 0.68% and 0.40% for the years ended July 31, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.000[2]	—	—
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.006)	(0.000)[2]	—	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.006)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.56%	0.02%	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.87%[5]	0.62%[5]	0.40%[5]	0.15%[6]
Net investment income	0.54%	0.02%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.16%	0.42%	0.63%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,071	$1,524	$3,066	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.87%, 0.62% and 0.40% for the years ended July 31, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.000[1]	—	—	—
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.000)[1]	—	—	—
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.41%	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	1.02%[4]	0.66%[4]	0.31%[4]	0.11%[4]	0.10%[4]
Net investment income	0.40%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.18%	0.54%	0.89%	1.18%	1.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,626,983	$10,580,501	$12,639,013	$12,194,155	$11,135,915
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratios are 1.02%, 0.66%, 0.31%, 0.11% and 0.10% for the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities	$4,674,641,298
Investments in repurchase agreements	4,345,373,000
Investment in securities, at amortized cost and fair value		$9,020,014,298
Cash		420,209
Income receivable		4,322,078
Receivable for shares sold		147,593
TOTAL ASSETS		9,024,904,178
Liabilities:
Payable for investments purchased	308,962,600
Payable for shares redeemed	89,926
Income distribution payable	2,148
Payable for distribution services fee (Note 5)	3,336,501
Payable for other service fees (Notes 2 and 5)	1,881,140
Payable for investment adviser fee (Note 5)	26,966
Payable for administrative fee (Note 5)	19,122
Accrued expenses (Note 5)	1,073,936
TOTAL LIABILITIES		315,392,339
Net assets for 8,709,516,084 shares outstanding		$8,709,511,839
Net Assets Consists of:
Paid-in capital		$8,709,514,956
Accumulated net realized loss		(3,109)
Distributions in excess of net investment income		(8)
TOTAL NET ASSETS		$8,709,511,839
Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$73,427,548 ÷ 73,427,567 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
$2,023,604 ÷ 2,023,605 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
$6,007,088 ÷ 6,007,091 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
$1,070,754 ÷ 1,070,744 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
$8,626,982,845 ÷ 8,626,987,077 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
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15

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest			$136,125,191
Expenses:
Investment adviser fee (Note 5)		$19,189,118
Administrative fee (Note 5)		7,679,399
Custodian fees		275,740
Transfer agent fees (Notes 2 and 5)		9,694,241
Directors'/Trustees' fees (Note 5)		86,884
Auditing fees		23,100
Legal fees		9,497
Distribution services fee (Note 5)		52,710,006
Other service fees (Notes 2 and 5)		23,827,592
Portfolio accounting fees		193,573
Share registration costs		1,005,870
Printing and postage		806,489
Miscellaneous (Note 5)		62,730
TOTAL EXPENSES		115,564,239
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(6,255,934)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(11,287,767)
Reduction of custodian fees (Note 6)	(5,620)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(17,549,321)
Net expenses			98,014,918
Net investment income			38,110,273
Net realized loss on investments			(3,109)
Change in net assets resulting from operations			$38,107,164
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$38,110,273	$359,312
Net realized gain (loss)	(3,109)	49,686
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,107,164	408,998
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(438,207)	(20,910)
Class B Shares	(5,058)	—
Class C Shares	(16,014)	—
Class F Shares	(7,685)	(355)
Class P Shares	(37,643,317)	(338,047)
Distributions from net realized gain
Class A Shares	(242)	(269)
Class B Shares	(9)	(17)
Class C Shares	(27)	(34)
Class F Shares	(4)	(9)
Class P Shares	(29,396)	(40,543)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(38,139,959)	(400,184)
Share Transactions:
Proceeds from sale of shares	4,243,162,779	5,738,061,018
Net asset value of shares issued to shareholders in payment of distributions declared	36,971,477	390,481
Cost of shares redeemed	(6,253,452,727)	(7,804,137,136)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,973,318,471)	(2,065,685,637)
Change in net assets	(1,973,351,266)	(2,065,676,823)
Net Assets:
Beginning of period	10,682,863,105	12,748,539,928
End of period (including distributions in excess of net investment income of $(8) and $0, respectively)	$8,709,511,839	$10,682,863,105
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by
Annual Shareholder Report
18

the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $17,549,321 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended July 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$20,156	$(14,400)
Class B Shares	1,408	(591)
Class C Shares	4,384	(1,567)
Class F Shares	527	(443)
Class P Shares	9,667,766	—
TOTAL	$9,694,241	$(17,001)
Dividends are declared separately for each class. No class has preferential dividends rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2018, other services fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$197,185	$—	$—
Class B Shares	6,317	(2,040)	—
Class C Shares	20,721	(645)	(5,787)
Class F Shares	3,517	—	—
Class P Shares	23,599,852	—	—
TOTAL	$23,827,592	$(2,685)	$(5,787)
Annual Shareholder Report
20

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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21

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	39,265,655	$39,265,655	72,004,754	$72,004,754
Shares issued to shareholders in payment of distributions declared	425,520	425,520	20,741	20,741
Shares redeemed	(53,886,600)	(53,886,600)	(74,188,845)	(74,188,845)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(14,195,425)	$(14,195,425)	(2,163,350)	$(2,163,350)

Year Ended July 31	2018		2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,000,028	$1,000,028	1,456,728	$1,456,728
Shares issued to shareholders in payment of distributions declared	5,021	5,021	17	17
Shares redeemed	(2,232,957)	(2,232,957)	(4,097,115)	(4,097,115)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,227,908)	$(1,227,908)	(2,640,370)	$(2,640,370)

Year Ended July 31	2018		2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,300,783	$5,300,783	10,793,129	$10,793,129
Shares issued to shareholders in payment of distributions declared	15,771	15,771	32	32
Shares redeemed	(9,272,899)	(9,272,899)	(11,612,508)	(11,612,508)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,956,345)	$(3,956,345)	(819,347)	$(819,347)

Year Ended July 31	2018		2017
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	371,575	$371,575	468,188	$468,188
Shares issued to shareholders in payment of distributions declared	6,192	6,192	314	314
Shares redeemed	(830,833)	(830,833)	(2,010,788)	(2,010,788)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(453,066)	$(453,066)	(1,542,286)	$(1,542,286)
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22

Year Ended July 31	2018		2017
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	4,197,224,738	$4,197,224,738	5,653,338,219	$5,653,338,219
Shares issued to shareholders in payment of distributions declared	36,518,972	36,518,973	369,377	369,377
Shares redeemed	(6,187,229,438)	(6,187,229,438)	(7,712,227,876)	(7,712,227,880)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	(1,953,485,728)	$(1,953,485,727)	(2,058,520,280)	$(2,058,520,284)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,973,318,472)	$(1,973,318,471)	(2,065,685,633)	$(2,065,685,637)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$38,139,598	$400,184
Long-term capital gains	$361	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Distributions payable[2]	$(8)
Capital loss carryforwards	$(3,109)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At July 31, 2018, the Fund had a capital loss carryforward of $3,109 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,182	$1,927	$3,109
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23

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2018, the Adviser voluntarily waived $6,255,934 of its fee and voluntarily reimbursed $17,001 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized net fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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24

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived by Unaffiliated Third Parties
Class A Shares	$361,924	$(54,388)
Class B Shares	18,952	—
Class C Shares	62,745	—
Class F Shares	6,425	(967)
Class P Shares	52,259,960	(11,206,939)
TOTAL	$52,710,006	$(11,262,294)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, FSC did not retain any fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2018, FSC retained $18,341, $607 and $213 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the year ended July 31, 2018, FSSC received $104,267 and reimbursed $2,685 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $21,499,433 and $34,949,480, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2018, the Fund's expenses were reduced by $5,620 under these arrangements.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
8. Subsequent Event
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
9. federal tax information (unaudited)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $361.
Annual Shareholder Report
27

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated government reserves fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Government Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,004.20	$4.32
Class B Shares	$1,000.00	$1,002.20	$6.30
Class C Shares	$1,000.00	$1,002.20	$6.35
Class F Shares	$1,000.00	$1,004.20	$4.32
Class P Shares	$1,000.00	$1,003.50	$5.07
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,020.48	$4.36
Class B Shares	$1,000.00	$1,018.50	$6.36
Class C Shares	$1,000.00	$1,018.45	$6.41
Class F Shares	$1,000.00	$1,020.48	$4.36
Class P Shares	$1,000.00	$1,019.74	$5.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.87%
Class B Shares	1.27%
Class C Shares	1.28%
Class F Shares	0.87%
Class P Shares	1.02%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2009	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since December 2009. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Government Reserves Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Annual Shareholder Report
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
33543 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Institutional | FIIXX	Service | FPSXX	Premier | FMTXX

Federated Institutional Prime 60 Day Fund

A Portfolio of Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreement	99.7%
Variable Rate Instruments	3.6%
Other Assets and Liabilities—Net[2]	(3.3)%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	103.3%[4]
8 to 30 Days	0.0%
31 to 90 Days	0.0%
91 to 180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	(3.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 96.5% of the Fund's portfolio.
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1

Portfolio of Investments
July 31, 2018
Principal Amount			Value
	[1]	NOTES - VARIABLE—3.6%
		Finance - Banking—3.6%
$95,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 2.080%, 8/2/2018 (IDENTIFIED COST $95,000)	$95,000
		OTHER REPURCHASE AGREEMENTS—24.7%
		Finance - Banking—24.7%
130,000		BMO Capital Markets Corp., 2.01%, dated 7/31/2018, interest in a $130,000,000 collateralized loan agreement will repurchase securities provided as collateral for $130,007,258 on 8/1/2018, in which asset-backed securities, corporate bonds & medium term notes with a market value of $132,607,404 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000
130,000		BNP Paribas S.A., 2.21%, dated 7/31/2018, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,535 on 8/1/2018, in which asset-backed securities and corporate bonds with a market value of $25,501,566 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000
130,000		Citigroup Global Markets, Inc., 2.41%, dated 7/31/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,347 on 8/1/2018, in which U.S. Treasury notes with a market value of $51,003,415 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000
130,000		HSBC Securities (USA), Inc., 2.11%, dated 7/31/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,019,342 on 8/1/2018, in which asset-backed securities, corporate bonds, medium-term notes, sovereign debt securities, U.S. Treasury bills and U.S. Treasury notes with a market value of $336,600,001 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000
130,000		MUFG Securities Americas, Inc., 2.11%, dated 7/31/2018, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,017,583 on 8/1/2018, in which American depositary receipts, asset-backed securities, common stocks and corporate bonds with a market value of $306,018,395 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $650,000)	650,000
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—75.0%
	Finance - Banking—75.0%
$500,000	Interest in $250,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Citibank, N.A. will repurchase securities provided as collateral for $250,013,403 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2048 and the market value of those underlying securities was $255,013,679.	$500,000
300,000	Interest in $550,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,029,486 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/16/2058 and the market value of those underlying securities was $563,723,309.	300,000
179,000	Interest in $2,200,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,117,944 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2060 and the market value of those underlying securities was $2,253,616,764.	179,000
500,000	Interest in $400,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,021,444 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $408,021,873.	500,000
500,000	Interest in $250,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,013,403 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2057 and the market value of those underlying securities was $255,013,672.	500,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,979,000)	1,979,000
	TOTAL INVESTMENT IN SECURITIES—103.3% (IDENTIFIED COST $2,724,000)[2]	2,724,000
	OTHER ASSETS AND LIABILITIES - NET—(3.3)%[3]	(86,519)
	TOTAL NET ASSETS—100%	$2,637,481
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
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3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
LOC—Letter of Credit
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017[1]	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0149	0.0065	0.000[2]	—	—
Net realized gain (loss)	0.0000[3]	0.0000[3]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0149	0.0065	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0149)	(0.0065)	(0.000)[2]	—	—
Distributions from paid in surplus	—	—	(0.000)[2]	—	—
Distributions from net realized gain	(0.0000)[3]	(0.0000)[3]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0149)	(0.0065)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.0000	$1.0000	$1.00	$1.00	$1.00
Total Return[4]	1.50%	0.65%	0.02%	0.00%[5]	0.00%[5]
Ratios to Average Net Assets:
Net expenses	0.15%	0.15%	0.41%	0.25%	0.23%
Net investment income	1.45%	0.49%	0.02%	0.00%	0.00%
Expense waiver/reimbursement[6]	4.96%	2.54%	0.14%	0.42%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,637	$8,716	$58,849	$96,842	$129,315
1	Effective August 1, 2016, the Fund's original shares were redesignated as Premier Shares.
2	Represents less than $0.001.
3	Represents less than $0.0001.
4	Based on net asset value.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
5

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in repurchase agreements and other repurchase agreements	$2,629,000
Investment in securities	95,000
Investment in securities, at identified cost and fair value		$2,724,000
Income receivable		313
TOTAL ASSETS		2,724,313
Liabilities:
Bank overdraft	$24
Income distribution payable	1,265
Payable to adviser (Note 5)	558
Payable for administrative fees (Note 5)	6
Payable for custodian fees	3,999
Payable for transfer agent fee	27,095
Payable for portfolio accounting fees	40,368
Payable for share registration costs	10,916
Accrued expenses (Note 5)	2,601
TOTAL LIABILITIES		86,832
Net assets for 2,637,472 shares outstanding		$2,637,481
Net Assets Consist of:
Paid-in capital		$2,637,471
Undistributed net investment income		10
TOTAL NET ASSETS		$2,637,481
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Premier Shares:
Net asset value per share ($2,637,481 ÷ 2,637,472 shares outstanding), no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
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6

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest			$117,451
Expenses:
Investment adviser fee (Note 5)		$14,660
Administrative fee (Note 5)		5,866
Custodian fees		13,077
Transfer agent fee		108,865
Directors'/Trustees' fees (Note 5)		355
Auditing fees		20,600
Legal fees		9,305
Portfolio accounting fees		122,182
Share registration costs		55,590
Printing and postage		18,535
Miscellaneous (Note 5)		5,862
TOTAL EXPENSES		374,897
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(14,660)
Reimbursement of other operating expenses (Note 5)	(348,893)
TOTAL WAIVER AND REIMBURSEMENT		(363,553)
Net expenses			11,344
Net investment income			106,107
Net realized gain on investments			176
Change in net assets resulting from operations			$106,283
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$106,107	$73,384
Net realized gain	176	71
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	106,283	73,455
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares[1]	(2)	(0)[2]
Service Shares[1]	(2)	(0)[2]
Premier Shares[1,3]	(106,097)	(73,389)
Distributions from net realized gain
Institutional Shares[1]	—	—
Service Shares[1]	—	—
Premier Shares[1,3]	(235)	(34)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(106,336)	(73,423)
Share Transactions:
Proceeds from sale of shares	1,034,779	22,766,847
Net asset value of shares issued to shareholders in payment of distributions declared	97,896	62,763
Cost of shares redeemed	(7,211,106)	(72,963,133)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,078,431)	(50,133,523)
Change in net assets	(6,078,484)	(50,133,491)
Net Assets:
Beginning of period	8,715,965	58,849,456
End of period (including undistributed net investment income of $10 and $4, respectively)	$2,637,481	$8,715,965
1	Effective July 24, 2018, the Fund's Institutional Shares and Service Shares were closed to investments by new or existing shareholders and the Fund's Premier Shares were closed to investments by new investors.
2	Represents less than $1.
3	Effective August 1, 2016, the Fund's original shares were redesignated as Premier Shares.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Institutional Prime 60 Day Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective July 24, 2018, the Fund's Institutional Shares and Service Shares were closed to investments by new or existing shareholders.
Effective July 24, 2018, the Fund's Premier Shares were closed to investments by new investors.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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10

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $363,553 is disclosed in various locations in this Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2018, the Fund did not incur other service fees, however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2018[1]		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	100	$100
Shares redeemed	(100)	(100)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(100)	(100)	100	100

	Year Ended 7/31/2018[1]		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	100	$100
Shares redeemed	(100)	(100)	—	—
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(100)	(100)	100	100

	Year Ended 7/31/2018[1]		Year Ended 7/31/2017[2]
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	1,034,779	$1,034,779	22,766,647	$22,766,647
Shares issued to shareholders in payment of distributions declared	97,896	97,896	62,763	62,763
Shares redeemed	(7,210,906)	(7,210,906)	(72,963,133)	(72,963,133)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(6,078,231)	$(6,078,231)	(50,133,723)	$(50,133,723)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,078,431)	(6,078,431)	(50,133,523)	(50,133,523)
1	Effective July 24, 2018, the Fund's Institutional Shares and Service Shares were closed to investments by new or existing shareholders and the Fund's Premier Shares were closed to investments by new investors.
2	Effective August 1, 2016, the Fund's original shares were redesignated as Premier Shares.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$106,336	$73,423
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$10
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses including the investment advisory fee but excluding interest, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceeds 0.45% of its average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2018, the Adviser voluntarily waived $14,660 of its fee and voluntarily reimbursed $348,893 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the year ended July 31, 2018, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
9. SUBSEQUENT EVENT
On July 20, 2018, the Trustees of Money Market Obligations Trust approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about September 21, 2018 (the “Liquidation”). In approving the Liquidation, the Trustees determined that the liquidation of the Fund is in the best interests of the Fund and its shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF money market obligations trust AND SHAREHOLDERS OF federated INSTITUTIONAL PRIME 60 DAY FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Institutional Prime 60 day Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Premier Shares	$1,000	$1,008.70	$0.75
Hypothetical (assuming a 5% return before expenses):
Premier Shares	$1,000	$1,024.10	$0.75
1	Expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Institutional Prime 60 Day Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Annual Shareholder Report
28

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report
29

It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
Annual Shareholder Report
30

and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Annual Shareholder Report
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Annual Shareholder Report
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
34

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Prime 60 Day Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919452
CUSIP 608919445
CUSIP 60934N740
28846 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Shares | Ticker	R | GRTXX	Institutional | GOIXX	Service | GOSXX
	Administrative | GOEXX	Cash II | GFYXX	Cash Series | GFSXX
	Capital | GOCXX	Trust | GORXX	Premier | GOFXX

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	50.6%
U.S. Government Agency Securities	41.4%
U.S. Treasury Securities	11.8%
Other Assets and Liabilities—Net[2]	(3.8)%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	56.8%
8-30 Days	24.2%
31-90 Days	17.0%
91-180 Days	4.7%
181 Days or more	1.1%
Other Assets and Liabilities—Net[2]	(3.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2018
Principal Amount			Value
		GOVERNMENT AGENCIES—41.4%
$549,000,000	[1]	Federal Farm Credit System Discount Notes, 1.230%—2.020%, 8/9/2018 - 12/17/2018	$547,730,133
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.929% (1-month USLIBOR -0.135%), 8/25/2018	50,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.932% (1-month USLIBOR -0.140%), 8/30/2018	50,000,000
70,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.948% (1-month USLIBOR -0.126%), 8/13/2018	70,000,293
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.949% (1-month USLIBOR -0.125%), 8/13/2018	49,991,853
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.952% (1-month USLIBOR -0.120%), 8/30/2018	49,998,380
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.956% (1-month USLIBOR -0.130%), 8/20/2018	100,000,000
439,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.987%—2.007% (1-month USLIBOR -0.085%), 8/1/2018 - 8/15/2018	438,993,246
346,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.994%—2.006% (1-month USLIBOR -0.080%), 8/13/2018 - 8/27/2018	345,963,136
240,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.995% (1-month USLIBOR -0.075%), 8/26/2018	240,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.999% (1-month USLIBOR -0.070%), 8/24/2018	49,999,523
304,750,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.002%—2.007% (1-month USLIBOR -0.065%), 8/12/2018 - 8/29/2018	304,742,946
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.005% (1-month USLIBOR -0.095%), 8/4/2018	74,999,036
536,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.012%—2.040% (1-month USLIBOR -0.060%), 8/4/2018 - 8/23/2018	536,693,077
171,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.022% (1-month USLIBOR -0.055%), 8/27/2018	170,989,252
308,850,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.022%—2.036% (1-month USLIBOR -0.045%), 8/12/2018 - 8/21/2018	308,848,393
237,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.029%—2.039% (1-month USLIBOR -0.043%), 8/15/2018 - 8/21/2018	236,998,193
338,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.034% (1-month USLIBOR -0.040%), 8/13/2018	337,995,831
137,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.046% (1-month USLIBOR -0.041%), 8/6/2018	137,000,000
69,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.067% (1-month USLIBOR -0.030%), 8/9/2018	69,000,000
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$78,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.137% (1-month USLIBOR +0.055%), 8/19/2018	$77,999,212
153,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.141%—2.178% (3-month USLIBOR -0.180%), 8/1/2018 - 8/17/2018	153,702,578
70,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.146% (1-month USLIBOR +0.065%), 8/22/2018	70,528,286
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.172% (1-month USLIBOR +0.090%), 8/19/2018	50,018,630
5,150,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.185% (1-month USLIBOR +0.095%), 8/3/2018	5,150,404
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.194% (1-month USLIBOR +0.120%), 8/13/2018	100,065,897
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.197% (3-month USLIBOR -0.150%), 10/23/2018	75,000,000
40,000,000		Federal Farm Credit System, 1.250%, 9/5/2018	39,999,616
4,917,750,000	[1]	Federal Home Loan Bank System Discount Notes, 1.240%—2.144%, 8/15/2018 - 1/16/2019	4,902,711,417
674,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.918%—1.919% (1-month USLIBOR -0.155%), 8/13/2018 - 8/17/2018	674,000,000
243,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.919% (1-month USLIBOR -0.145%), 8/25/2018	243,000,000
262,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.924%—1.932% (1-month USLIBOR -0.140%), 8/16/2018 - 8/25/2018	262,000,000
333,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.931% (1-month USLIBOR -0.150%), 8/23/2018	333,500,000
232,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.937% (1-month USLIBOR -0.160%), 8/8/2018	232,000,000
657,100,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.937%—1.939% (1-month USLIBOR -0.135%), 8/6/2018 - 8/15/2018	657,100,000
2,058,300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.939%—1.975% (1-month USLIBOR -0.125%), 8/4/2018 - 8/24/2018	2,058,298,806
232,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.949% (1-month USLIBOR -0.115%), 8/25/2018	232,000,000
694,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.952%—1.967% (1-month USLIBOR -0.130%), 8/8/2018 - 8/18/2018	694,500,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.971% (1-month USLIBOR -0.110%), 8/22/2018	20,000,749
825,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.976%—1.981% (1-month USLIBOR -0.105%), 8/19/2018 - 8/23/2018	825,000,000
325,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.980% (1-month USLIBOR -0.120%), 8/4/2018	325,000,000
342,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.999% (3-month USLIBOR -0.340%), 10/9/2018	342,500,000
500,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.002% (1-month USLIBOR -0.080%), 8/19/2018	500,000,000
Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$167,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.007% (1-month USLIBOR -0.090%), 8/9/2018	$167,000,000
367,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.017%—2.050% (1-month USLIBOR -0.050%), 8/4/2018 - 8/12/2018	367,000,000
504,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.018%—2.019% (1-month USLIBOR -0.060%), 8/11/2018 - 8/18/2018	504,000,000
607,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.019%—2.052% (1-month USLIBOR -0.045%), 8/1/2018 - 8/25/2018	606,997,104
368,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.025%—2.032% (1-month USLIBOR -0.065%), 8/3/2018 - 8/8/2018	367,981,837
168,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.031% (1-month USLIBOR -0.055%), 8/20/2018	168,000,000
744,200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.033%—2.043% (3-month USLIBOR -0.300%), 10/3/2018 - 10/16/2018	744,200,000
174,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.041% (1-month USLIBOR -0.040%), 8/22/2018	174,750,000
279,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.044% (3-month USLIBOR -0.295%), 10/16/2018	279,800,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.046% (1-month USLIBOR -0.035%), 8/23/2018	50,004,641
1,338,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.067%—2.072% (3-month USLIBOR -0.275%), 8/7/2018 - 10/23/2018	1,338,500,000
1,240,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.069% (3-month USLIBOR -0.280%), 8/3/2018 - 8/8/2018	1,240,000,000
339,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.086% (3-month USLIBOR -0.250%), 9/28/2018	339,000,000
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.094% (3-month USLIBOR -0.245%), 9/26/2018	100,000,000
712,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.129%—2.148% (3-month USLIBOR -0.210%), 8/1/2018 - 10/9/2018	711,997,088
500,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.147%—2.170% (3-month USLIBOR -0.160%), 8/24/2018 - 9/12/2018	499,919,263
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.158% (3-month USLIBOR -0.195%), 8/10/2018	19,991,507
63,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.168% (3-month USLIBOR -0.185%), 8/10/2018	63,000,000
415,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.185%—2.197% (3-month USLIBOR -0.140%), 9/19/2018 - 9/26/2018	415,085,719
59,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.197% (3-month USLIBOR -0.150%), 10/22/2018	59,000,000
201,000,000		Federal Home Loan Bank System, 1.250%—1.750%, 9/17/2018 - 12/14/2018	200,996,320
170,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.991% (1-month USLIBOR -0.095%), 8/20/2018	170,000,000
Annual Shareholder Report
4

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$250,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.081% (3-month USLIBOR -0.250%), 10/10/2018	$250,000,000
272,000,000		Federal Home Loan Mortgage Corp., 0.875%, 10/12/2018	271,781,097
57,937,000		Federal National Mortgage Association, 1.875%, 9/18/2018	57,974,251
426,270,575	[2]	Housing and Urban Development Floating Rate Notes, 2.537% (3-month USLIBOR +0.200%), 8/1/2018	426,270,575
38,432,000		Tennessee Valley Authority, 1.750%, 10/15/2018	38,466,721
		TOTAL GOVERNMENT AGENCIES	26,675,735,010
		U.S. TREASURIES—11.8%
850,000,000	[1]	United States Treasury Bills, 1.268%—1.890%, 9/13/2018	848,215,015
450,000,000	[1]	United States Treasury Bills, 1.820%—1.875%, 8/16/2018	449,653,021
810,000,000	[1]	United States Treasury Bills, 1.830%, 8/30/2018	808,805,925
1,100,000,000	[1]	United States Treasury Bills, 1.830%—1.835%, 9/6/2018	1,097,985,250
656,000,000	[1]	United States Treasury Bills, 1.895%, 9/27/2018	654,031,727
125,000,000	[1]	United States Treasury Bills, 1.900%, 10/4/2018	124,577,778
350,000,000	[1]	United States Treasury Bills, 1.930%, 9/20/2018	349,061,805
300,000,000	[1]	United States Treasury Bills, 1.945%, 10/18/2018	298,735,750
727,000,000	[1]	United States Treasury Bills, 2.080%, 11/23/2018	722,211,493
295,000,000	[1]	United States Treasury Bills, 2.100%, 1/10/2019	292,212,249
555,000,000	[1]	United States Treasury Bills, 2.130%—2.145%, 1/17/2019	549,433,064
720,000,000	[1]	United States Treasury Bills, 2.160%, 1/31/2019	712,137,600
172,000,000	[2]	United States Treasury Floating Rate Notes, 2.043% (91-day T-Bill +0.033%), 8/7/2018	172,023,571
494,000,000		United States Treasury Notes, 0.750%—1.500%, 8/31/2018	493,805,662
		TOTAL U.S. TREASURIES	7,572,889,910
		REPURCHASE AGREEMENTS—50.6%
151,000,000		Interest in $400,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $400,021,444 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 5/1/2048 and the market value of those underlying securities was $409,894,566.	151,000,000
500,000,000		Interest in $900,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $900,048,250 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2059 and the market value of those underlying securities was $925,154,922.	500,000,000
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$275,000,000	Repurchase agreement 1.93%, dated 7/31/2018 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $275,014,743 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/15/2048 and the market value of those underlying securities was $280,953,100.	$275,000,000
775,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $775,041,118 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $790,541,981.	775,000,000
100,000,000	Repurchase agreement 1.92%, dated 7/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,005,333 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $102,005,497.	100,000,000
2,250,000,000	Interest in $5,500,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $5,500,294,861 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2023 and the market value of those underlying securities was $5,607,127,031.	2,250,000,000
155,000,000	Repurchase agreement 1.93%, dated 7/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $155,008,310 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2019 and the market value of those underlying securities was $158,108,549.	155,000,000
250,000,000	Repurchase agreement 1.93%, dated 7/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $250,013,403 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2056 and the market value of those underlying securities was $255,039,401.	250,000,000
200,000,000	Interest in $300,000,000 joint repurchase agreement 1.95%, dated 7/25/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $300,487,500 on 8/24/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2043 and the market value of those underlying securities was $306,116,091.	200,000,000
Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$130,000,000	Interest in $180,000,000 joint repurchase agreement 1.96%, dated 7/25/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $180,627,200 on 9/27/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2048 and the market value of those underlying securities was $183,859,639.	$130,000,000
477,000,000	Interest in $627,000,000 joint repurchase agreement 1.99%, dated 5/29/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $629,114,209 on 9/11/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/25/2048 and the market value of those underlying securities was $639,771,356.	477,000,000
203,000,000	Interest in $278,000,000 joint repurchase agreement 2.00%, dated 5/29/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $278,942,111 on 9/11/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2048 and the market value of those underlying securities was $283,578,192.	203,000,000
211,167,000	Interest in $407,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $407,021,820 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 10/20/2046 and the market value of those underlying securities was $415,162,256.	211,167,000
195,000,000	Interest in $300,000,000 joint repurchase agreement 2.01%, dated 7/23/2018 under which Bank of Montreal will repurchase securities provided as collateral for $301,407,000 on 10/16/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $306,136,684.	195,000,000
150,000,000	Repurchase agreement 1.93%, dated 7/31/2018 under which Bank of Montreal will repurchase securities provided as collateral for $150,008,042 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $153,008,218.	150,000,000
200,000,000	Interest in $250,000,000 joint repurchase agreement 2.03%, dated 7/27/2018 under which Bank of Montreal will repurchase securities provided as collateral for $251,071,389 on 10/11/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security and U.S. Treasury securities with various maturities to 7/20/2046 and the market value of those underlying securities was $255,071,959.	200,000,000
Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement 1.93%, dated 7/31/2018 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,026,806 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $510,802,474.	$500,000,000
1,517,000,000	Interest in $3,925,000,000 joint repurchase agreement 1.91%, dated 7/31/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $3,925,208,243 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $4,003,712,451.	1,517,000,000
350,000,000	Interest in $450,000,000 joint repurchase agreement 1.95%, dated 7/20/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $450,755,625 on 8/20/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $459,865,422.	350,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $1,000,053,611 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2048 and the market value of those underlying securities was $1,020,054,684.	500,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $1,000,053,611 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2048 and the market value of those underlying securities was $1,016,702,075.	500,000,000
249,500,000	Interest in $250,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Citibank, N.A. will repurchase securities provided as collateral for $250,013,403 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2048 and the market value of those underlying securities was $255,013,679.	249,500,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.92%, dated 7/26/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,373,333 on 8/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2060 and the market value of those underlying securities was $1,023,919,973.	750,000,000
Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$370,000,000	Interest in $750,000,000 joint repurchase agreement 1.94%, dated 7/19/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $751,293,333 on 8/20/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2022 and the market value of those underlying securities was $765,536,036.	$370,000,000
1,500,000,000	Repurchase agreement 1.81%, dated 7/31/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,500,075,417 on 8/1/2018. The securities provided as collateral at the end of the period held with State Street Bank as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,530,000,026.	1,500,000,000
1,000,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,053,056 on 8/1/2018. The securities provided as collateral at the end of the period held with State Street Bank as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $1,082,631,007.	1,000,000,000
1,500,000,000	Repurchase agreement 1.92%, dated 7/31/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,500,080,000 on 8/1/2018. The securities provided as collateral at the end of the period held with State Street Bank as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2025 and the market value of those underlying securities was $1,530,000,006.	1,500,000,000
1,215,000,000	Interest in $1,250,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,067,014 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2048 and the market value of those underlying securities was $1,275,000,000.	1,215,000,000
250,000,000	Repurchase agreement 1.93%, dated 7/31/2018 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,013,403 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2048 and the market value of those underlying securities was $255,000,001.	250,000,000
500,000,000	Repurchase agreement 1.93%, dated 7/31/2018 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $500,026,806 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 7/1/2048 and the market value of those underlying securities was $510,911,483.	500,000,000
Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$2,000,000,000	Interest in $3,500,000,000 joint repurchase agreement 1.91%, dated 7/31/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,185,694 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $3,558,398,019.	$2,000,000,000
51,700,000	Repurchase agreement 1.93%, dated 7/31/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $51,702,772 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2046 and the market value of those underlying securities was $52,736,827.	51,700,000
440,000,000	Interest in $450,000,000 joint repurchase agreement 1.94%, dated 7/31/2018 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,024,250 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/25/2053 and the market value of those underlying securities was $463,502,187.	440,000,000
1,000,000,000	Interest in $1,800,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Mitsubishi UFJ Securities (USA), will repurchase securities provided as collateral for $1,800,096,500 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2054 and the market value of those underlying securities was $1,853,293,928.	1,000,000,000
301,854,000	Interest in $550,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,029,486 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/16/2058 and the market value of those underlying securities was $563,723,309.	301,854,000
225,000,750	Repurchase agreement 1.91%, dated 7/31/2018 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $225,012,688 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2019 and the market value of those underlying securities was $229,075,271.	225,000,750
1,244,095,000	Interest in $2,200,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,117,944 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2060 and the market value of those underlying securities was $2,253,616,764.	1,244,095,000
Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,650,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which NatWest Markets PLC will repurchase securities provided as collateral for $1,650,087,542 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $1,683,000,078.	$1,650,000,000
1,225,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,225,064,993 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,249,566,293.	1,225,000,000
298,521,000	Repurchase agreement 1.94%, dated 7/31/2018 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $298,537,087 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $304,231,875.	298,521,000
343,059,000	Repurchase agreement 1.95%, dated 7/31/2018 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $343,077,582 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2047 and the market value of those underlying securities was $349,077,125.	343,059,000
375,000,000	Interest in $500,000,000 joint repurchase agreement 1.92%, dated 7/25/2018 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $500,186,667 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $511,383,049.	375,000,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.92%, dated 7/27/2018 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $1,000,373,333 on 8/3/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 10/20/2064 and the market value of those underlying securities was $1,020,514,126.	750,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.92%, dated 7/30/2018 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $500,186,667 on 8/6/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/1/2048 and the market value of those underlying securities was $510,414,016.	400,000,000
Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,750,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.91%, dated 7/31/2018 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,159,167 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $3,060,162,400.	$1,750,000,000
840,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,160,833 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $3,061,292,789.	840,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.92%, dated 7/31/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $500,186,667 on 8/7/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2048 and the market value of those underlying securities was $510,365,930.	400,000,000
250,000,000	Repurchase agreement 1.92%, dated 7/25/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $250,093,333 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2048 and the market value of those underlying securities was $255,095,200.	250,000,000
500,000,000	Repurchase agreement 1.93%, dated 7/31/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $500,026,806 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 11/15/2058 and the market value of those underlying securities was $510,027,343.	500,000,000
200,000,000	Interest in $500,000,000 joint repurchase agreement 1.96%, dated 7/27/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $500,871,111 on 8/28/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $510,138,860.	200,000,000
399,500,000	Interest in $400,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,021,444 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $408,021,873.	399,500,000
Annual Shareholder Report
12

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,030,000,000	Interest in $2,530,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,530,135,636 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2048 and the market value of those underlying securities was $2,580,738,421.	$1,030,000,000
4,900,000	Interest in $250,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,013,403 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2057 and the market value of those underlying securities was $255,013,672.	4,900,000
47,000,000	Repurchase agreement 1.93%, dated 7/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $47,002,520 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 1/31/2020 and the market value of those underlying securities was $47,942,585.	47,000,000
	TOTAL REPURCHASE AGREEMENTS	32,649,296,750
	TOTAL INVESTMENT IN SECURITIES—103.8% (AT AMORTIZED COST)[3]	66,897,921,670
	OTHER ASSETS AND LIABILITIES - NET—(3.8)%[4]	(2,425,021,894)
	TOTAL NET ASSETS—100%	$64,472,899,776
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of July 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Annual Shareholder Report
13

The following acronym is used throughout this portfolio:
LIBOR—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2016[1]
	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.001	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.001	0.0002
Less Distributions:
Distributions from net investment income	(0.003)	(0.001)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.31%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.11%	0.68%	0.42%[5]
Net investment income	0.24%	0.01%	0.01%[5]
Expense waiver/reimbursement[6]	0.17%	0.58%	0.85%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,365	$5,259	$11
1	Reflects operations for the period from February 1, 2016 (date of initial investment) to July 31, 2016.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.001	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.001	0.001	0.0001	0.0001
Less Distributions:
Distributions from net investment income	(0.013)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.013)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.26%	0.47%	0.13%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.19%	0.18%	0.19%	0.11%	0.09%
Net investment income	1.24%	0.47%	0.13%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.15%	0.16%	0.15%	0.18%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,308,693	$26,390,917	$23,378,298	$13,982,870	$20,822,025
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.001[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.03%	0.23%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.41%	0.42%	0.30%	0.11%	0.09%
Net investment income	1.02%	0.23%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.13%	0.15%	0.27%	0.43%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,828,028	$8,078,425	$7,620,524	$8,429,371	$7,659,830
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout the Period)
Period Ended July 31	2018[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.009
TOTAL FROM INVESTMENT OPERATIONS	0.009
Less Distributions:
Distributions from net investment income	(0.009)
TOTAL DISTRIBUTIONS	(0.009)
Net Asset Value, End of Period	$1.00
Total Return[2]	0.91%
Ratios to Average Net Assets:
Net expenses	0.45%[3]
Net investment income	1.23%[3]
Expense waiver/reimbursement[4]	0.15%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,413
1	Reflects operations for the period from September 28, 2017 (date of initial investment) to July 31, 2018.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.000[2]	0.000[2,3]	0.000[2]
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.006)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.006)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.60%	0.03%	0.01%	0.00%[5]
Ratios to Average Net Assets:
Net expenses	0.84%	0.60%	0.39%	0.14%[6]
Net investment income	0.60%	0.03%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.13%	0.38%	0.58%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$494,899	$474,014	$610,317	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.000[2]	0.000[2]	0.000[2]
Net realized gain	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.39%	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.05%	0.59%	0.32%	0.14%[5]
Net investment income	0.31%	0.01%	0.01%	0.01%[5]
Expense waiver/reimbursement[6]	0.18%	0.64%	0.92%	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$96,724	$203,670	$350,278	$23,170
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.001	0.001	0.000[1]	0.000[1]
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.001	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.011)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.14%	0.36%	0.06%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%	0.29%	0.25%	0.11%	0.09%
Net investment income	1.15%	0.38%	0.06%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.13%	0.14%	0.18%	0.28%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,078,850	$2,568,978	$995,373	$773,154	$951,188
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.76%	0.09%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.68%	0.56%	0.30%	0.12%	0.09%
Net investment income	0.74%	0.09%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.13%	0.25%	0.54%	0.68%	0.69%
Supplemental Data:
Net assets, end of period (000 omitted)	$597,348	$1,255,471	$1,080,216	$927,475	$738,550
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.001	0.002	0.000[2]
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.001	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.013)	(0.001)	(0.002)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.013)	(0.001)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.29%	0.51%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses	0.15%	0.14%	0.16%	0.14%[4]
Net investment income	1.28%	0.52%	0.20%	0.01%[4]
Expense waiver/reimbursement[5]	0.13%	0.14%	0.13%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,053,580	$27,271,620	$11,385,203	$1,863,335
1	Reflects operations for the period from January 6, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in repurchase agreements	$32,649,296,750
Investment in securities	34,248,624,920
Investment in securities, at amortized cost and fair value		$66,897,921,670
Cash		5,925
Income receivable		32,157,074
Receivable for shares sold		10,355,652
TOTAL ASSETS		66,940,440,321
Liabilities:
Payable for investments purchased	2,339,637,600
Payable for shares redeemed	59,312,010
Income distribution payable	62,884,232
Payable for investment advisor fee (Note 5)	138,149
Payable for administrative fees (Note 5)	141,702
Payable for distribution services fee (Note 5)	323,611
Payable for other service fees (Notes 2 and 5)	3,335,955
Accrued expenses (Note 5)	1,767,286
TOTAL LIABILITIES		2,467,540,545
Net assets for 64,472,779,207 shares outstanding		$64,472,899,776
Net Assets Consist of:
Paid-in capital		$64,472,790,402
Accumulated net realized gain		2,346
Undistributed net investment income		107,028
TOTAL NET ASSETS		$64,472,899,776
Annual Shareholder Report
24

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$2,365,019 ÷ 2,365,015 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$23,308,692,618 ÷ 23,308,649,034 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$7,828,028,304 ÷ 7,828,013,675 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$12,413,077 ÷ 12,413,054 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$494,898,877 ÷ 494,897,953 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$96,724,251 ÷ 96,724,070 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$3,078,849,536 ÷ 3,078,843,772 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$597,347,759 ÷ 597,346,641 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$29,053,580,335 ÷ 29,053,525,993 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest			$1,009,265,167
Expenses:
Investment adviser fee (Note 5)		$140,677,137
Administrative fee (Note 5)		56,305,018
Custodian fees		2,512,788
Transfer agent fee (Note 2)		2,167,249
Directors'/Trustees' fees (Note 5)		628,969
Auditing fees		25,735
Legal fees		9,014
Portfolio accounting fees		309,719
Distribution services fee (Note 5)		4,024,767
Other service fees (Notes 2 and 5)		39,956,281
Share registration costs		440,170
Printing and postage		505,841
Miscellaneous (Note 5)		401,215
TOTAL EXPENSES		247,963,903
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(93,521,857)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(4,402,970)
TOTAL WAIVERS AND REIMBURSEMENTS		(97,924,827)
Net expenses			150,039,076
Net investment income			859,226,091
Net realized gain on investments			12,418
Change in net assets resulting from operations			$859,238,509
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$859,226,091	$304,563,902
Net realized gain	12,418	334,589
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	859,238,509	304,898,491
Distributions to Shareholders:
Distributions from net investment income
Class R Shares	(7,655)	(453)
Institutional Shares	(314,209,547)	(128,673,589)
Service Shares	(82,770,042)	(19,584,315)
Administrative Shares	(20,100)	—
Cash II Shares	(2,947,340)	(160,703)
Cash Series Shares	(389,881)	(27,885)
Capital Shares	(34,446,244)	(9,593,966)
Trust Shares	(4,481,023)	(1,132,424)
Premier Shares	(419,695,781)	(145,568,208)
Distributions from net realized gain
Class R Shares	(16)	(8)
Institutional Shares	(82,797)	(90,492)
Service Shares	(24,941)	(28,513)
Administrative Shares	0[1]	—
Cash II Shares	(1,485)	(2,141)
Cash Series Shares	(628)	(1,289)
Capital Shares	(8,429)	(6,116)
Trust Shares	(3,659)	(3,880)
Premier Shares	(89,656)	(79,652)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(859,179,224)	(304,953,634)
Annual Shareholder Report
27

Statement of Changes in Net Assets–continued
Year Ended July 31	2018	2017
Share Transactions:
Proceeds from sale of shares	$477,828,306,518	$439,615,871,169
Net asset value of shares issued to shareholders in payment of distributions declared	304,717,264	100,317,531
Cost of shares redeemed	(479,908,535,286)	(418,888,003,317)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,775,511,504)	20,828,185,383
Change in net assets	(1,775,452,219)	20,828,130,240
Net Assets:
Beginning of period	66,248,351,995	45,420,221,755
End of period (including undistributed net investment income of $107,028 and $(151,450), respectively)	$64,472,899,776	$66,248,351,995
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
28

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Class R Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Effective September 28, 2017, the Fund began offering Administrative Shares.
On September 28, 2017, the Fund's Advisor Shares class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service
Annual Shareholder Report
29

evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class
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based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $97,924,827 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class R Shares	$8,030	$—
Institutional Shares	265,028	—
Service Shares	843,056	—
Administrative Shares	17	—
Cash II Shares	437,575	—
Cash Series Shares	122,821	—
Capital Shares	28,228	—
Trust Shares	152,652	—
Premier Shares	309,842	(2,740)
TOTAL	$2,167,249	$(2,740)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class R Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class R Shares	$7,520	$(298)	$(746)
Institutional Shares	$12,222,663	$(4,332,557)	$—
Service Shares	$20,177,072	$—	$—
Administrative Shares	$806	$—	$—
Cash II Shares	$1,233,625	$—	$—
Cash Series Shares	$318,513	$(81)	$(784)
Capital Shares	$4,482,644	$(2,062)	$—
Trust Shares	$1,513,438	$—	$—
TOTAL	$39,956,281	$(4,334,998)	$(1,530)
For the year ended July 31, 2018, the Fund's Premier Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	3,992,665	$3,992,665	10,915,401	$10,915,401
Shares issued to shareholders in payment of distributions declared	7,612	7,612	457	457
Shares redeemed	(6,893,943)	(6,893,943)	(5,668,590)	(5,668,590)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(2,893,666)	$(2,893,666)	5,247,268	$5,247,268

Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	168,908,223,922	$168,908,223,922	161,165,703,441	$161,165,703,441
Shares issued to shareholders in payment of distributions declared	107,212,921	107,212,921	40,653,612	40,653,612
Shares redeemed	(172,097,680,018)	(172,097,680,018)	(158,193,702,980)	(158,193,702,980)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,082,243,175)	$(3,082,243,175)	3,012,654,073	$3,012,654,073
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Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	25,002,055,882	$25,002,055,882	28,390,446,434	$28,390,446,434
Shares issued to shareholders in payment of distributions declared	28,706,170	28,706,170	6,463,272	6,463,272
Shares redeemed	(25,281,165,712)	(25,281,165,712)	(27,938,997,062)	(27,938,997,062)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(250,403,660)	$(250,403,660)	457,912,644	$457,912,644

Year Ended July 31	2018[1]		2017
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	23,798,674	$23,798,674	—	$—
Shares redeemed	(11,385,620)	(11,385,620)	—	—
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	12,413,054	$12,413,054	—	$—

Year Ended July 31	2018		2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,152,339,587	$1,152,339,587	1,242,614,602	$1,242,614,602
Shares issued to shareholders in payment of distributions declared	2,932,080	2,932,080	160,853	160,853
Shares redeemed	(1,134,386,855)	(1,134,386,855)	(1,379,077,945)	(1,379,077,945)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	20,884,812	$20,884,812	(136,302,490)	$(136,302,490)

Year Ended July 31	2018		2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	295,149,872	$295,149,872	809,751,238	$809,751,238
Shares issued to shareholders in payment of distributions declared	388,022	388,022	29,149	29,149
Shares redeemed	(402,483,471)	(402,483,471)	(956,388,259)	(956,388,259)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(106,945,577)	$(106,945,577)	(146,607,872)	$(146,607,872)
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Year Ended July 31	2018		2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	11,361,819,709	$11,361,819,709	10,123,291,744	$10,123,291,744
Shares issued to shareholders in payment of distributions declared	20,917,172	20,917,172	5,076,287	5,076,287
Shares redeemed	(10,872,868,513)	(10,872,868,513)	(8,554,763,216)	(8,554,763,216)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	509,868,368	$509,868,368	1,573,604,815	$1,573,604,815

Year Ended July 31	2018		2017
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,436,716,321	$1,436,716,321	3,154,933,856	$3,154,933,856
Shares issued to shareholders in payment of distributions declared	2,163,640	2,163,640	239,428	239,428
Shares redeemed	(2,097,003,321)	(2,097,003,321)	(2,979,916,574)	(2,979,916,574)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(658,123,360)	$(658,123,360)	175,256,710	$175,256,710

Year Ended July 31	2018		2017
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	269,644,209,886	$269,644,209,886	234,718,214,453	$234,718,214,453
Shares issued to shareholders in payment of distributions declared	142,389,647	142,389,647	47,694,473	47,694,473
Shares redeemed	(268,004,667,833)	(268,004,667,833)	(218,879,488,691)	(218,879,488,691)
NET CHANGE RESULTING FROM PREMIER SHARES TRANSACTIONS	1,781,931,700	$1,781,931,700	15,886,420,235	$15,886,420,235
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,775,511,504)	$(1,775,511,504)	20,828,185,383	$20,828,185,383
1	Reflects operations for the period from September 28, 2017 (date of initial investment) to July 31, 2018.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary Income[1]	$859,176,109	$304,953,634
Long-Term Capital Gains	$3,115	—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$109,374
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund's Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund's Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the Adviser voluntarily waived $93,521,857 of its fee and reimbursed $2,740 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Administrative Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$15,795	$—
Administrative Shares	4,030	—
Cash II Shares	1,727,075	—
Cash Series Shares	764,430	(63,702)
Trust Shares	1,513,437	—
TOTAL	$4,024,767	$(63,702)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, FSC retained $316,166 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2018, FSSC received $79,791 and reimbursed $4,334,998 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund's Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class R Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares and (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective
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Prospectus. While the Fund's Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $344,582,535 and $396,040,255, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund's Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $3,115.
For the fiscal year ended July 31, 2018, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Government Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the
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financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 8/31/2018	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,002.80	$5.71
Institutional Shares	$1,000	$1,007.60	$0.95
Service Shares	$1,000	$1,006.50	$2.04
Administrative Shares	$1,000	$1,006.30	$2.24
Cash II Shares	$1,000	$1,004.30	$4.22
Cash Series Shares	$1,000	$1,003.40	$5.22
Capital Shares	$1,000	$1,007.10	$1.49
Trust Shares	$1,000	$1,005.20	$3.38
Premier Shares	$1,000	$1,007.80	$0.75
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,019.10	$5.76
Institutional Shares	$1,000	$1,023.90	$0.95
Service Shares	$1,000	$1,022.80	$2.06
Administrative Shares	$1,000	$1,022.60	$2.26
Cash II Shares	$1,000	$1,020.60	$4.26
Cash Series Shares	$1,000	$1,019.60	$5.26
Capital Shares	$1,000	$1,023.30	$1.51
Trust Shares	$1,000	$1,021.40	$3.41
Premier Shares	$1,000	$1,024.10	$0.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class R Shares	1.15%
Institutional Shares	0.19%
Service Shares	0.41%
Administrative Shares	0.45%
Cash II Shares	0.85%
Cash Series Shares	1.05%
Capital Shares	0.30%
Trust Shares	0.68%
Premier Shares	0.15%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Government Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
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and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
Q450513 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Institutional | GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	81.9%
U.S. Treasury Securities	18.2%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	14.8%
8-30 Days	46.9%
31-90 Days	33.2%
91-180 Days	3.9%
181 Days or more	1.3%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
July 31, 2018
Principal Amount			Value
		GOVERNMENT AGENCIES—81.9%
$30,365,000		Federal Farm Credit System, 0.875% - 1.70%, 9/14/2018 - 10/15/2018	$30,318,797
1,037,000,000	[1]	Federal Farm Credit System Discount Notes, 1.54% - 2.19%, 8/1/2018 - 2/21/2019	1,033,663,395
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.927% (1-month USLIBOR -0.165%), 8/2/2018	99,999,362
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.934% (1-month USLIBOR -0.145%), 8/18/2018	74,992,539
135,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.948% (1-month USLIBOR -0.126%), 8/13/2018	135,001,147
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.952% (1-month USLIBOR -0.12%), 8/30/2018	49,998,380
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.956% (1-month USLIBOR -0.125%), 8/22/2018	50,000,000
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.963% (1-month USLIBOR -0.115%), 8/11/2018	100,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.967% (1-month USLIBOR -0.11%), 8/27/2018	25,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.997% (1-month USLIBOR -0.08%), 8/27/2018	49,997,023
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.00% (1-month USLIBOR -0.10%), 8/4/2018	49,996,630
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.002% (1-month USLIBOR -0.065%), 8/12/2018	24,998,967
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.005% (1-month USLIBOR -0.095%), 8/4/2018	49,999,357
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.044% (1-month USLIBOR -0.025%), 8/24/2018	19,999,551
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.069% (3-month USLIBOR -0.27%), 10/30/2018	24,995,853
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.142% (3-month USLIBOR -0.195%), 10/12/2018	9,998,406
69,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.178% (3-month USLIBOR -0.18%), 8/1/2018	69,518,978
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.197% (3-month USLIBOR -0.15%), 10/23/2018	50,000,000
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.26% - 2.262% (1-month USLIBOR +0.19%), 8/16/2018 - 8/26/2018	30,092,098
90,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.389% (3-month USLIBOR +0.05%), 10/29/2018	90,059,018
18,500,000		Federal Home Loan Bank System, 0.95%, 8/8/2018	18,496,342
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Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$1,557,950,000	[1]	Federal Home Loan Bank System Discount Notes, 1.855% - 1.98%, 8/3/2018 - 10/5/2018	$1,554,972,396
89,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.932% - 1.934% (1-month USLIBOR -0.14%), 8/12/2018 - 8/16/2018	89,399,723
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.937% (1-month USLIBOR -0.135%), 8/15/2018	50,000,000
325,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.939% - 1.975% (1-month USLIBOR -0.125%), 8/4/2018 - 8/27/2018	324,998,931
122,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.957% (1-month USLIBOR -0.115%), 8/28/2018	122,003,886
125,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.974% (1-month USLIBOR -0.09%), 8/25/2018	125,026,086
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.047% (1-month USLIBOR -0.045%), 8/1/2018	29,999,349
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.17% (3-month USLIBOR -0.16%), 8/24/2018	50,005,745
1,925,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.174% (3-month USLIBOR -0.163%), 10/5/2018	1,924,509
125,000,000	[1]	Tennessee Valley Authority Discount Notes, 1.90% - 1.905%, 8/14/2018	124,914,074
		TOTAL GOVERNMENT AGENCIES	4,560,370,542
		U.S. TREASURY—18.2%
63,000,000		United States Treasury Bills, 1.83%, 8/30/2018	62,907,128
198,000,000		United States Treasury Bills, 1.83% - 1.835%, 8/2/2018	197,989,928
205,000,000		United States Treasury Bills, 1.845% - 1.855%, 8/9/2018	204,915,722
100,000,000		United States Treasury Bills, 1.875%, 10/11/2018	99,630,208
122,500,000		United States Treasury Bills, 1.88%, 8/16/2018	122,404,042
50,000,000		United States Treasury Bills, 1.945%, 10/18/2018	49,789,292
50,000,000		United States Treasury Bills, 2.03%, 11/29/2018	49,661,667
24,000,000	[2]	United States Treasury Floating Rate Notes, 2.043% (91-day T-Bill +0.033%), 8/7/2018	23,998,102
50,000,000	[2]	United States Treasury Floating Rate Notes, 2.08% (91-day T-Bill +0.07%), 8/7/2018	49,996,606
150,000,000		United States Treasury Notes, 1.50%, 8/31/2018	149,942,501
		TOTAL U.S. TREASURY	1,011,235,196
		TOTAL INVESTMENT IN SECURITIES—100.1% (AT AMORTIZED COST)[3]	5,571,605,738
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(4,333,558)
		TOTAL NET ASSETS—100%	$5,567,272,180
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3

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Note: The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.004	0.002	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.004	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.012)	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.012)	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.23%	0.44%	0.13%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.20%	0.19%	0.09%	0.08%
Net investment income	1.21%	0.43%	0.13%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.10%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,739,607	$3,074,463	$2,861,313	$2,672,599	$2,849,186
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20%, 0.19%, 0.09% and 0.08% for the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities, at amortized cost and fair value		$5,571,605,738
Income receivable		3,530,455
TOTAL ASSETS		5,575,136,193
Liabilities:
Income distribution payable	$6,285,638
Bank overdraft	408,202
Payable for shares redeemed	263,782
Due to broker	16,492
Payable for other service fees (Notes 2 and 5)	586,103
Payable for investment adviser fee (Note 5)	16,926
Payable for administrative fee (Note 5)	11,752
Accrued expenses (Note 5)	275,118
TOTAL LIABILITIES		7,864,013
Net assets for 5,567,215,569 shares outstanding		$5,567,272,180
Net Assets Consists of:
Paid-in capital		$5,567,224,947
Accumulated net realized gain		47,233
TOTAL NET ASSETS		$5,567,272,180
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$176,028,204 ÷ 176,026,739 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$2,739,606,980 ÷ 2,739,574,919 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,651,636,996 ÷ 2,651,613,911 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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6

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest			$82,852,442
Expenses:
Investment adviser fee (Note 5)		$11,682,076
Administrative fee (Note 5)		4,675,303
Custodian fees		188,268
Transfer agent fees		188,472
Directors'/Trustees' fees (Note 5)		52,253
Auditing fees		23,149
Legal fees		9,350
Other service fees (Notes 2 and 5)		7,443,793
Portfolio accounting fees		181,445
Share registration costs		100,243
Printing and postage		33,752
Miscellaneous (Note 5)		97,292
TOTAL EXPENSES		24,675,396
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(5,166,823)
Reduction of custodian fees (Note 6)	(6,793)
TOTAL WAIVER AND REDUCTION		(5,173,616)
Net expenses			19,501,780
Net investment income			63,350,662
Net realized gain on investments			69,246
Change in net assets resulting from operations			$63,419,908
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$63,350,662	$19,632,770
Net realized gain	69,246	169,021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	63,419,908	19,801,791
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(1,604,378)	(267,496)
Institutional Shares	(34,694,038)	(13,834,245)
Service Shares	(27,051,767)	(5,531,508)
Distributions from net realized gain
Automated Shares	(3,042)	(6,145)
Institutional Shares	(54,119)	(102,144)
Service Shares	(52,346)	(81,047)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(63,459,690)	(19,822,585)
Share Transactions:
Proceeds from sale of shares	16,932,584,760	20,872,097,048
Net asset value of shares issued to shareholders in payment of distributions declared	11,659,458	3,664,143
Cost of shares redeemed	(17,639,024,306)	(20,359,225,063)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(694,780,088)	516,536,128
Change in net assets	(694,819,870)	516,515,334
Net Assets:
Beginning of period	6,262,092,050	5,745,576,716
End of period (including undistributed (distributions in excess of) net investment income of $0 and $(479), respectively)	$5,567,272,180	$6,262,092,050
See Notes which are an integral part of the Financial Statements
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8

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Automated Shares and Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price
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evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $5,173,616 is disclosed in various locations in Note 5 and Note 6.
For the year ended July 31, 2018, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$99,028
Institutional Shares	45,178
Service Shares	44,266
TOTAL	$188,472
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$423,828
Service Shares	7,019,965
TOTAL	$7,443,793
For the year ended July 31, 2018, the Fund's Institutional Shares did not incur other service fees.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	342,412,941	$342,412,941	511,343,186	$511,343,186
Shares issued to shareholders in payment of distributions declared	1,587,470	1,587,470	149,580	149,580
Shares redeemed	(345,527,242)	(345,527,242)	(524,872,179)	(524,872,179)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(1,526,831)	$(1,526,831)	(13,379,413)	$(13,379,413)

Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,053,232,516	$9,053,232,516	12,406,673,678	$12,406,673,678
Shares issued to shareholders in payment of distributions declared	8,452,827	8,452,827	3,308,303	3,308,303
Shares redeemed	(9,396,519,605)	(9,396,519,605)	(12,196,823,081)	(12,196,823,081)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(334,834,262)	$(334,834,262)	213,158,900	$213,158,900
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Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,536,939,303	$7,536,939,303	7,954,080,184	$7,954,080,184
Shares issued to shareholders in payment of distributions declared	1,619,161	1,619,161	206,260	206,260
Shares redeemed	(7,896,977,459)	(7,896,977,459)	(7,637,529,803)	(7,637,529,803)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(358,418,995)	$(358,418,995)	316,756,641	$316,756,641
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(694,780,088)	$(694,780,088)	516,536,128	$516,536,128
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$63,459,550	$19,822,585
Long-term capital gains	$140	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$47,233
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the Adviser voluntarily waived $5,166,823 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2018, FSSC received $7,028 of the other service fees disclosed in Note 2.
Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,104,064,435 and $2,084,518,931, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. Expense reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2018, the Fund's expenses were reduced by $6,793 under these arrangements.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $140.
For the year ended July 31, 2018, 100% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and THE Institutional Class Shareholders of Federated Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,007.50	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
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group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
31

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
33517 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	81.9%
U.S. Treasury Securities	18.2%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	14.8%
8-30 Days	46.9%
31-90 Days	33.2%
91-180 Days	3.9%
181 Days or more	1.3%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
July 31, 2018
Principal Amount			Value
		GOVERNMENT AGENCIES—81.9%
$30,365,000		Federal Farm Credit System, 0.875% - 1.70%, 9/14/2018 - 10/15/2018	$30,318,797
1,037,000,000	[1]	Federal Farm Credit System Discount Notes, 1.54% - 2.19%, 8/1/2018 - 2/21/2019	1,033,663,395
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.927% (1-month USLIBOR -0.165%), 8/2/2018	99,999,362
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.934% (1-month USLIBOR -0.145%), 8/18/2018	74,992,539
135,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.948% (1-month USLIBOR -0.126%), 8/13/2018	135,001,147
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.952% (1-month USLIBOR -0.12%), 8/30/2018	49,998,380
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.956% (1-month USLIBOR -0.125%), 8/22/2018	50,000,000
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.963% (1-month USLIBOR -0.115%), 8/11/2018	100,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.967% (1-month USLIBOR -0.11%), 8/27/2018	25,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.997% (1-month USLIBOR -0.08%), 8/27/2018	49,997,023
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.00% (1-month USLIBOR -0.10%), 8/4/2018	49,996,630
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.002% (1-month USLIBOR -0.065%), 8/12/2018	24,998,967
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.005% (1-month USLIBOR -0.095%), 8/4/2018	49,999,357
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.044% (1-month USLIBOR -0.025%), 8/24/2018	19,999,551
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.069% (3-month USLIBOR -0.27%), 10/30/2018	24,995,853
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.142% (3-month USLIBOR -0.195%), 10/12/2018	9,998,406
69,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.178% (3-month USLIBOR -0.18%), 8/1/2018	69,518,978
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.197% (3-month USLIBOR -0.15%), 10/23/2018	50,000,000
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.26% - 2.262% (1-month USLIBOR +0.19%), 8/16/2018 - 8/26/2018	30,092,098
90,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.389% (3-month USLIBOR +0.05%), 10/29/2018	90,059,018
18,500,000		Federal Home Loan Bank System, 0.95%, 8/8/2018	18,496,342
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Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$1,557,950,000	[1]	Federal Home Loan Bank System Discount Notes, 1.855% - 1.98%, 8/3/2018 - 10/5/2018	$1,554,972,396
89,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.932% - 1.934% (1-month USLIBOR -0.14%), 8/12/2018 - 8/16/2018	89,399,723
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.937% (1-month USLIBOR -0.135%), 8/15/2018	50,000,000
325,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.939% - 1.975% (1-month USLIBOR -0.125%), 8/4/2018 - 8/27/2018	324,998,931
122,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.957% (1-month USLIBOR -0.115%), 8/28/2018	122,003,886
125,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.974% (1-month USLIBOR -0.09%), 8/25/2018	125,026,086
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.047% (1-month USLIBOR -0.045%), 8/1/2018	29,999,349
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.17% (3-month USLIBOR -0.16%), 8/24/2018	50,005,745
1,925,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.174% (3-month USLIBOR -0.163%), 10/5/2018	1,924,509
125,000,000	[1]	Tennessee Valley Authority Discount Notes, 1.90% - 1.905%, 8/14/2018	124,914,074
		TOTAL GOVERNMENT AGENCIES	4,560,370,542
		U.S. TREASURY—18.2%
63,000,000		United States Treasury Bills, 1.83%, 8/30/2018	62,907,128
198,000,000		United States Treasury Bills, 1.83% - 1.835%, 8/2/2018	197,989,928
205,000,000		United States Treasury Bills, 1.845% - 1.855%, 8/9/2018	204,915,722
100,000,000		United States Treasury Bills, 1.875%, 10/11/2018	99,630,208
122,500,000		United States Treasury Bills, 1.88%, 8/16/2018	122,404,042
50,000,000		United States Treasury Bills, 1.945%, 10/18/2018	49,789,292
50,000,000		United States Treasury Bills, 2.03%, 11/29/2018	49,661,667
24,000,000	[2]	United States Treasury Floating Rate Notes, 2.043% (91-day T-Bill +0.033%), 8/7/2018	23,998,102
50,000,000	[2]	United States Treasury Floating Rate Notes, 2.08% (91-day T-Bill +0.07%), 8/7/2018	49,996,606
150,000,000		United States Treasury Notes, 1.50%, 8/31/2018	149,942,501
		TOTAL U.S. TREASURY	1,011,235,196
		TOTAL INVESTMENT IN SECURITIES—100.1% (AT AMORTIZED COST)[3]	5,571,605,738
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(4,333,558)
		TOTAL NET ASSETS—100%	$5,567,272,180
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3

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Note: The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.001	0.001	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.001	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.009)	(0.001)	(0.001)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.009)	(0.001)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.93%	0.14%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.51%[5]	0.50%[5]	0.37%[5]	0.09%[6]
Net investment income	0.93%	0.14%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.09%	0.11%	0.24%	0.55%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$176,028	$177,555	$190,937	$0[8]
1	Reflects operations for the period July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.51%, 0.50% and 0.37% for the years ended July 31, 2018, 2017 and 2016, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.004	0.002	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.004	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.012)	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.012)	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.23%	0.44%	0.13%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.20%	0.19%	0.09%	0.08%
Net investment income	1.21%	0.43%	0.13%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.10%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,739,607	$3,074,463	$2,861,313	$2,672,599	$2,849,186
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20%, 0.19%, 0.09% and 0.08% for the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.002	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.002	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.98%	0.19%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.45%	0.45%	0.30%	0.09%	0.08%
Net investment income	0.96%	0.20%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.24%	0.45%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,651,637	$3,010,073	$2,693,327	$2,626,353	$2,577,908
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.45%, 0.45%, 0.30%, 0.09% and 0.08% for the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities, at amortized cost and fair value		$5,571,605,738
Income receivable		3,530,455
TOTAL ASSETS		5,575,136,193
Liabilities:
Income distribution payable	$6,285,638
Bank overdraft	408,202
Payable for shares redeemed	263,782
Due to broker	16,492
Payable for other service fees (Notes 2 and 5)	586,103
Payable for investment adviser fee (Note 5)	16,926
Payable for administrative fee (Note 5)	11,752
Accrued expenses (Note 5)	275,118
TOTAL LIABILITIES		7,864,013
Net assets for 5,567,215,569 shares outstanding		$5,567,272,180
Net Assets Consists of:
Paid-in capital		$5,567,224,947
Accumulated net realized gain		47,233
TOTAL NET ASSETS		$5,567,272,180
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$176,028,204 ÷ 176,026,739 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$2,739,606,980 ÷ 2,739,574,919 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,651,636,996 ÷ 2,651,613,911 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest			$82,852,442
Expenses:
Investment adviser fee (Note 5)		$11,682,076
Administrative fee (Note 5)		4,675,303
Custodian fees		188,268
Transfer agent fees		188,472
Directors'/Trustees' fees (Note 5)		52,253
Auditing fees		23,149
Legal fees		9,350
Other service fees (Notes 2 and 5)		7,443,793
Portfolio accounting fees		181,445
Share registration costs		100,243
Printing and postage		33,752
Miscellaneous (Note 5)		97,292
TOTAL EXPENSES		24,675,396
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(5,166,823)
Reduction of custodian fees (Note 6)	(6,793)
TOTAL WAIVER AND REDUCTION		(5,173,616)
Net expenses			19,501,780
Net investment income			63,350,662
Net realized gain on investments			69,246
Change in net assets resulting from operations			$63,419,908
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$63,350,662	$19,632,770
Net realized gain	69,246	169,021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	63,419,908	19,801,791
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(1,604,378)	(267,496)
Institutional Shares	(34,694,038)	(13,834,245)
Service Shares	(27,051,767)	(5,531,508)
Distributions from net realized gain
Automated Shares	(3,042)	(6,145)
Institutional Shares	(54,119)	(102,144)
Service Shares	(52,346)	(81,047)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(63,459,690)	(19,822,585)
Share Transactions:
Proceeds from sale of shares	16,932,584,760	20,872,097,048
Net asset value of shares issued to shareholders in payment of distributions declared	11,659,458	3,664,143
Cost of shares redeemed	(17,639,024,306)	(20,359,225,063)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(694,780,088)	516,536,128
Change in net assets	(694,819,870)	516,515,334
Net Assets:
Beginning of period	6,262,092,050	5,745,576,716
End of period (including undistributed (distributions in excess of) net investment income of $0 and $(479), respectively)	$5,567,272,180	$6,262,092,050
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by
Annual Shareholder Report
11

the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $5,173,616 is disclosed in various locations in Note 5 and Note 6.
For the year ended July 31, 2018, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$99,028
Institutional Shares	45,178
Service Shares	44,266
TOTAL	$188,472
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$423,828
Service Shares	7,019,965
TOTAL	$7,443,793
For the year ended July 31, 2018, the Fund's Institutional Shares did not incur other service fees.
Annual Shareholder Report
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	342,412,941	$342,412,941	511,343,186	$511,343,186
Shares issued to shareholders in payment of distributions declared	1,587,470	1,587,470	149,580	149,580
Shares redeemed	(345,527,242)	(345,527,242)	(524,872,179)	(524,872,179)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(1,526,831)	$(1,526,831)	(13,379,413)	$(13,379,413)

Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,053,232,516	$9,053,232,516	12,406,673,678	$12,406,673,678
Shares issued to shareholders in payment of distributions declared	8,452,827	8,452,827	3,308,303	3,308,303
Shares redeemed	(9,396,519,605)	(9,396,519,605)	(12,196,823,081)	(12,196,823,081)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(334,834,262)	$(334,834,262)	213,158,900	$213,158,900
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Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,536,939,303	$7,536,939,303	7,954,080,184	$7,954,080,184
Shares issued to shareholders in payment of distributions declared	1,619,161	1,619,161	206,260	206,260
Shares redeemed	(7,896,977,459)	(7,896,977,459)	(7,637,529,803)	(7,637,529,803)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(358,418,995)	$(358,418,995)	316,756,641	$316,756,641
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(694,780,088)	$(694,780,088)	516,536,128	$516,536,128
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$63,459,550	$19,822,585
Long-term capital gains	$140	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$47,233
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the Adviser voluntarily waived $5,166,823 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2018, FSSC received $7,028 of the other service fees disclosed in Note 2.
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Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,104,064,435 and $2,084,518,931, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Expense reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2018, the Fund's expenses were reduced by $6,793 under these arrangements.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $140.
For the year ended July 31, 2018, 100% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,006.00	$2.49
Institutional Shares	$1,000	$1,007.50	$1.00
Service Shares	$1,000	$1,006.20	$2.24
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.32	$2.51
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.56	$2.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.50%
Institutional Shares	0.20%
Service Shares	0.45%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
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group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
Annual Shareholder Report
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Annual Shareholder Report
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Annual Shareholder Report
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
39009 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Institutional | MMPXX	Service | MMSXX	Capital | MMLXX
Eagle | MMMXX

Federated Institutional Money Market Management
Fund Established 1974

A Portfolio of Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	46.3%
Variable Rate Instruments	24.4%
Other Repurchase Agreements and Repurchase Agreements	23.7%
Certificates of Deposit	5.9%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	41.8%[4]
8-30 Days	20.8%
31-90 Days	37.0%
91-180 Days	0.7%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, collateralized loan agreements, commercial paper, corporate bonds and loan participations with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 30.7% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2018
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—5.9%
		Finance - Banking—5.9%
$1,500,000		Commonwealth Bank of Australia, 1.600%, 9/21/2018	$1,500,000
1,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.940%, 8/3/2018	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,500,000)	2,500,000
	[1]	COMMERCIAL PAPER—46.3%
		Finance - Banking—19.8%
1,000,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.104%, 8/16/2018	999,125
1,310,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.981% - 2.188%, 8/3/2018 - 9/11/2018	1,307,958
1,500,000		Banque et Caisse d'Epargne de L'Etat, 2.123%, 8/17/2018	1,498,600
500,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.000%, 10/9/2018	497,878
1,500,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.951%, 8/1/2018	1,500,000
1,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.334%, 10/9/2018	995,586
500,000		NRW.Bank, 2.064%, 9/4/2018	499,027
1,000,000		Toronto Dominion Bank, 2.320% (1-month USLIBOR +0.230%), 12/3/2018	1,000,212
		TOTAL	8,298,386
		Finance - Retail—19.4%
1,000,000		Barton Capital S.A., 2.138%, 9/25/2018	996,746
1,850,000		CAFCO, LLC, 2.264% - 2.284%, 9/14/2018 - 9/25/2018	1,844,733
500,000		CHARTA, LLC, 2.283%, 10/10/2018	497,849
1,800,000		CRC Funding, LLC, 2.253% - 2.284%, 9/7/2018 - 9/25/2018	1,794,923
1,000,000		Fairway Finance Co. LLC, 2.263%, 8/21/2018	998,750
500,000		Old Line Funding, LLC, 2.320%, 10/19/2018	497,530
950,000		Old Line Funding, LLC, 2.262%, 8/20/2018	948,872
300,000		Sheffield Receivables Company LLC, 2.472%, 11/5/2018	298,140
250,000		Thunder Bay Funding, LLC, 2.338%, 10/22/2018	248,717
		TOTAL	8,126,260
		Finance - Securities—3.5%
1,500,000		Collateralized Commercial Paper Co. LLC, 1.763% - 1.917%, 8/6/2018 - 9/7/2018	1,497,937
		Insurance—1.2%
500,000		UnitedHealth Group, Inc., 2.071%, 8/1/2018	500,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Sovereign—2.4%
$ 1,000,000		Erste Abwicklungsanstalt, 2.264%, 9/5/2018	$997,812
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $19,420,115)	19,420,395
	[2]	NOTES - VARIABLE—24.4%
		Finance - Banking—23.2%
1,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.304% (1-month USLIBOR +0.225%), 8/20/2018	1,000,000
330,000		Bank of Montreal 2.585% (3-month USLIBOR +0.250%), 9/18/2018	330,266
300,000		Canadian Imperial Bank of Commerce, 2.319% (1-month USLIBOR +0.240%), 8/20/2018	300,115
1,000,000		Canadian Imperial Bank of Commerce, 2.380% (1-month USLIBOR +0.310%), 8/27/2018	1,000,103
500,000		Canadian Imperial Bank of Commerce, 2.480% (3-month USLIBOR +0.180%), 9/4/2018	500,615
500,000		Commonwealth Bank of Australia, 2.262% (1-month USLIBOR +0.190%), 8/14/2018	499,994
2,085,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, Weekly VRDN, (Northern Trust Co., Chicago, IL LOC), 1.980%, 8/2/2018	2,085,000
500,000		Pepper Residential Securities Trust No. 19, Class A1, (GTD by National Australia Bank Ltd., Melbourne), 2.417% (1-month USLIBOR +0.350%), 8/13/2018	499,910
500,000		Royal Bank of Canada, 2.336% (1-month USLIBOR +0.250%), 8/7/2018	500,138
1,000,000		Royal Bank of Canada, 2.486% (3-month USLIBOR +0.150%), 10/3/2018	1,000,961
1,000,000		Toronto Dominion Bank, 2.302% (1-month USLIBOR +0.230%), 8/30/2018	1,000,199
500,000		Wells Fargo Bank, N.A., 2.489% (3-month USLIBOR +0.150%), 10/9/2018	500,563
500,000		Wells Fargo Bank, N.A., 2.535% (3-month USLIBOR +0.200%), 10/25/2018	500,325
		TOTAL	9,718,189
		Finance - Securities—1.2%
500,000		Collateralized Commercial Paper II Co. LLC, 2.536% (3-month USLIBOR +0.200%), 9/28/2018	500,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $10,215,264)	10,218,189
Annual Shareholder Report
3

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—14.8%
	Finance - Banking—14.8%
$ 1,300,000	BMO Capital Markets Corp., 2.01%, dated 7/31/2018, interest in a $130,000,000 collateralized loan agreement will repurchase securities provided as collateral for $130,007,258 on 8/1/2018, in which asset-backed securities, corporate bonds and medium term notes with a market value of $132,607,404 have been received as collateral and held with BNY Mellon as tri-party agent.	$1,300,000
700,000	BNP Paribas S.A. 2.21%, dated 7/31/2018, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,535 on 8/1/2018, in which asset-backed securities and corporate bonds with a market value of $25,501,566 have been received as collateral and held with BNY Mellon as tri-party agent.	700,000
1,600,000	Citigroup Global Markets, Inc., 2.41%, dated 7/31/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,347 on 8/1/2018, in which treasury notes with a market value of $51,003,415 have been received as collateral and held with BNY Mellon as tri-party agent.	1,600,000
1,600,000	HSBC Securities (USA), Inc., 2.11%, dated 7/31/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,019,342 on 8/1/2018, in which assets-backed securities, corporate bonds, medium-term notes, sovereign, treasury bills and treasury notes with a market value of $336,600,001 have been received as collateral and held with BNY Mellon as tri-party agent.	1,600,000
1,000,000	MUFG Securities Americas, Inc., 2.11%, dated 7/31/2018, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,017,583 on 8/1/2018, in which asset-backed securities, American depository receipts, common stocks, convertible bonds and corporate bonds with a market value of $306,018,395 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $6,200,000)	6,200,000
	REPURCHASE AGREEMENT—8.9%
	Finance - Banking—8.9%
3,726,000	Interest in $2,200,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,117,944 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2060 and the market value of those underlying securities was $2,253,616,764. (IDENTIFIED COST $3,726,000)	3,726,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $42,061,379)[3]	42,064,584
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(129,773)
	TOTAL NET ASSETS—100%	$41,934,811
Annual Shareholder Report
4

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Current rate and current maturity or next reset date shown for floating/variable rate notes. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDN	—Variable Rate Demand Note
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0157	0.0067	0.003	0.001	0.001
Net realized and unrealized gain (loss)	(0.0004)	0.0001	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0153	0.0068	0.003	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.0157)	(0.0067)	(0.003)	(0.001)	(0.001)
Distributions from net realized gain	(0.0000)[3]	(0.0000)[3]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0157)	(0.0067)	(0.003)	(0.001)	(0.001)
Net Asset Value, End of Period	$0.9997	$1.0001	$1.00	$1.00	$1.00
Total Return[4]	1.54%	0.68%	0.33%	0.11%	0.05%
Ratios to Average Net Assets:
Net expenses	0.15%	0.15%	0.16%	0.15%	0.20%[5]
Net investment income	1.47%	0.43%	0.36%	0.11%	0.05%
Expense waiver/reimbursement[6]	0.81%	0.18%	0.14%	0.14%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,986	$59,661	$7,243,840	$4,055,957	$461,278
1	Federated Prime Management Obligations Fund (the “Predecessor Fund”) was reorganized into Federated Institutional Money Market Management (the “Fund”) as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Represents less than $0.001.
3	Represents less than $0.0001.
4	Based on net asset value.
5	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0133	0.0043	0.001	0.000[2]	0.000[2]
Net realized and unrealized gain (loss)	(0.0005)	0.0000[3]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0128	0.0043	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0132)	(0.0042)	(0.001)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.0000)[3]	(0.0000)[3]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0132)	(0.0042)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$0.9997	$1.0001	$1.00	$1.00	$1.00
Total Return[4]	1.28%	0.43%	0.11%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.40%	0.40%	0.37%	0.25%	0.25%[5]
Net investment income	1.25%	0.18%	0.11%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.85%	0.16%	0.17%	0.30%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$499	$1,017	$156,150	$143,823	$359,164
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Represents less than $0.001.
3	Represents less than $0.0001.
4	Based on net asset value.
5	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0147	0.0058	0.002	0.000[2]	0.000[2]
Net realized and unrealized gain (loss)	(0.0004)	(0.0000)[3]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0143	0.0058	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0147)	(0.0057)	(0.002)	(0.000) [2]	(0.000) [2]
Distributions from net realized gain	(0.0000)[3]	(0.0000)[3]	(0.000) [2]	(0.000) [2]	(0.000) [2]
TOTAL DISTRIBUTIONS	(0.0147)	(0.0057)	(0.002)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$0.9997	$1.0001	$1.00	$1.00	$1.00
Total Return[4]	1.44%	0.58%	0.23%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%	0.25%	0.26%	0.25%	0.25%[5]
Net investment income	1.44%	0.28%	0.18%	0.02%	0.01%
Expense waiver/reimbursement[6]	0.86%	0.21%	0.14%	0.15%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$174	$172	$8,350	$105,175	$34,502
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Represents less than $0.001.
3	Represents less than $0.0001.
4	Based on net asset value.
5	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0137	0.0044	0.001	0.000[2]	—
Net realized and unrealized gain (loss)	(0.0004)	0.0001	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.0133	0.0045	0.001	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.0137)	(0.0044)	(0.001)	(0.000)[2]	—
Distributions from net realized gain	(0.0000)[3]	(0.0000)[3]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.0137)	(0.0044)	(0.001)	(0.000)[2]	—
Net Asset Value, End of Period	$0.9997	$1.0001	$1.00	$1.00	$1.00
Total Return[4]	1.33%	0.46%	0.12%	0.01%	0.00%
Ratios to Average Net Assets:
Net expenses	0.35%	0.38%	0.37%	0.25%	0.23%[5]
Net investment income	1.32%	0.43%	0.11%	0.01%	0.00%[5]
Expense waiver/reimbursement[6]	0.85%	0.34%	0.17%	0.30%	0.51%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,275	$7,418	$12,520	$15,889	$17,071
1	Reflects operations for the period from July 21, 2014 (deemed the date of initial investment pursuant to a reorganization that took place on July 18, 2014) to July 31, 2014.
2	Represents less than $0.001.
3	Represents less than $0.0001.
4	Based on net asset value.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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9

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in repurchase agreements and other repurchase agreements	$9,926,000
Investment in securities	32,138,584
Investment in securities, at value (identified cost $42,061,379)		$42,064,584
Cash		772
Income receivable		38,063
TOTAL ASSETS		42,103,419
Liabilities:
Income distribution payable	15,901
Payable to adviser (Note 5)	607
Payable for administrative fee (Note 5)	92
Payable for custodian fees	7,299
Payable for transfer agent fee	39,180
Payable for auditing fees	21,010
Payable for legal fees	1,744
Payable for portfolio accounting fees	43,504
Payable for other service fees (Note 5)	5,381
Payable for share registration costs	26,489
Accrued expenses (Note 5)	7,401
TOTAL LIABILITIES		168,608
Net assets for 41,946,878 shares outstanding		$41,934,811
Net Assets Consist of:
Paid-in capital		$41,931,397
Net unrealized appreciation of investments		3,205
Accumulated net realized gain on investments		196
Undistributed net investment income		13
TOTAL NET ASSETS		$41,934,811
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$34,985,788 ÷ 34,995,978 shares outstanding, no par value, unlimited shares authorized	$0.9997
Service Shares:
$499,335 ÷ 499,465 shares outstanding, no par value, unlimited shares authorized	$0.9997
Capital Shares:
$174,269 ÷ 174,317 shares outstanding, no par value, unlimited shares authorized	$0.9997
Eagle Shares:
$6,275,419 ÷ 6,277,118 shares outstanding, no par value, unlimited shares authorized	$0.9997
See Notes which are an integral part of the Financial Statements
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11

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest			$1,159,697
Expenses:
Investment adviser fee (Note 5)		$142,411
Administrative fee (Note 5)		56,987
Custodian fees		14,182
Transfer agent fee		159,884
Directors'/Trustees' fees (Note 5)		1,068
Auditing fees		21,010
Legal fees		9,005
Portfolio accounting fees		133,938
Other service fees (Notes 2 and 5)		15,495
Share registration costs		78,195
Printing and postage		16,723
Credit rating fees		34,588
Miscellaneous (Note 5)		23,907
TOTAL EXPENSES		707,393
Waiver and Reimbursement (Note 5):
Waiver of investment adviser fee	$(142,411)
Reimbursement of other operating expenses	(439,199)
TOTAL WAIVER AND REIMBURSEMENT		(581,610)
Net expenses			125,783
Net investment income			1,033,914
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			196
Net change in unrealized appreciation of investments			(14,282)
Change in net assets resulting from operations			$1,019,828
See Notes which are an integral part of the Financial Statements
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12

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,033,914	$4,999,076
Net realized gain	196	37,487
Net change in unrealized appreciation/depreciation	(14,282)	17,487
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,019,828	5,054,050
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(932,978)	(4,943,539)
Service Shares	(8,493)	(19,778)
Capital Shares	(2,475)	(9,467)
Eagle Shares	(89,984)	(34,224)
Distributions from net realized gain
Institutional Shares	(25,429)	(12,045)
Service Shares	(280)	(79)
Capital Shares	(60)	(108)
Eagle Shares	(2,451)	(109)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,062,150)	(5,019,349)
Share Transactions:
Proceeds from sale of shares	172,276,581	5,177,209,825
Net asset value of shares issued to shareholders in payment of distributions declared	870,937	3,022,147
Cost of shares redeemed	(199,439,663)	(12,532,856,834)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,292,145)	(7,352,624,862)
Change in net assets	(26,334,467)	(7,352,590,161)
Net Assets:
Beginning of period	68,269,278	7,420,859,439
End of period (including undistributed net investment income of $13 and $29, respectively)	$41,934,811	$68,269,278
See Notes which are an integral part of the Financial Statements
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13

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or
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14

dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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15

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $581,610 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,697
Capital Shares	173
Eagle Shares	13,625
TOTAL	$15,495
For the year ended July 31, 2018, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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17

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	163,611,133	$163,548,096	5,154,737,315	$5,154,782,316
Shares issued to shareholders in payment of distributions declared	778,657	778,311	2,980,797	2,980,861
Shares redeemed	(189,049,044)	(188,962,888)	(12,341,892,006)	(12,341,975,611)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(24,659,254)	$(24,636,481)	(7,184,173,894)	$(7,184,212,434)

Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,078,626	$8,075,565	19,847,107	$19,847,710
Shares issued to shareholders in payment of distributions declared	266	266	194	193
Shares redeemed	(8,596,576)	(8,593,460)	(174,979,504)	(174,980,118)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(517,684)	$(517,629)	(155,132,203)	$(155,132,215)

Year Ended July 31	2018		2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	808,351	$808,351
Shares issued to shareholders in payment of distributions declared	2,536	2,535	7,789	7,788
Shares redeemed	(277)	(277)	(8,994,321)	(8,994,321)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,259	$2,258	(8,178,181)	$(8,178,182)
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18

Year Ended July 31	2018		2017
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	653,310	$652,920	1,771,440	$1,771,448
Shares issued to shareholders in payment of distributions declared	89,862	89,825	33,301	33,305
Shares redeemed	(1,883,764)	(1,883,038)	(6,906,719)	(6,906,784)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(1,140,592)	$(1,140,293)	(5,101,978)	$(5,102,031)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(26,315,271)	$(26,292,145)	(7,352,586,256)	$(7,352,624,862)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$1,062,150	$5,019,349
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$209
Net unrealized appreciation	$3,205
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At July 31, 2018, the cost of investments for federal tax purposes was $42,061,379. The net unrealized appreciation of investments for federal tax purposes was $3,205. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,534 and net unrealized depreciation from investments for those securities having an excess of cost over value of $329.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain other operating expenses of the Fund. For the year ended July 31, 2018, the Adviser voluntarily waived its entire fee of $142,411 and voluntarily reimbursed $439,199 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2018, FSSC received $15,656 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $1,000,000.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the year ended July 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2018, 83.82% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF Money Market Obligations trust and shareholders of Federated Institutional Money Market Management:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Institutional Money Market Management (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and
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significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,009.20	$0.75
Service Shares	$1,000	$1,008.00	$1.99
Capital Shares	$1,000	$1,008.70	$1.25
Eagle Shares	$1,000	$1,008.20	$1.74[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.10	$0.75
Service Shares	$1,000	$1,022.80	$2.01
Capital Shares	$1,000	$1,023.60	$1.25
Eagle Shares	$1,000	$1,023.10	$1.76[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.40%
Capital Shares	0.25%
Eagle Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.99 and $2.01, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Institutional Money Market Management (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Annual Shareholder Report
36

fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Annual Shareholder Report
37

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
38

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
39

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
28876 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Wealth | MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.5%
Municipal Notes	16.8%
Commercial Paper	3.6%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.6%
8 to 30 Days	7.4%
31 to 90 Days	11.8%
91 to 180 Days	2.2%
181 Days or more	4.9%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2018
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.9%
		Alabama—3.8%
$ 3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs (FNMA LOC), 1.060%, 8/2/2018	$3,470,000
1,345,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.050%, 8/2/2018	1,345,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 1.550%, 8/1/2018	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.160%, 8/2/2018	15,000,000
13,650,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs (Comerica Bank LOC), 1.050%, 8/2/2018	13,650,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs (Citibank NA, New York LOC), 1.050%, 8/2/2018	10,000,000
9,800,000		Tuscaloosa County, AL IDA (Nucor Steel Tuscaloosa, Inc.), (1995 Series A) Weekly VRDNs (GTD by Nucor Corp.), 1.070%, 8/1/2018	9,800,000
		TOTAL	103,265,000
		Arizona—0.7%
7,221,000		Flagstaff, AZ IDA (Joy Cone Co.), (Series 1999) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.060%, 8/2/2018	7,221,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.130%, 8/2/2018	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.070%, 8/2/2018	6,750,000
		TOTAL	19,581,000
		Arkansas—0.1%
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.110%, 8/1/2018	3,830,000
		California—4.4%
6,005,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.990%, 8/2/2018	6,005,000
2,600,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs (FHLB of San Francisco LOC), 0.990%, 8/2/2018	2,600,000
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs (City National Bank LOC), 1.090%, 8/2/2018	4,910,000
10,000,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs (FHLB of San Francisco LOC), 0.990%, 8/2/2018	10,000,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.100%, 8/2/2018	$23,745,000
2,245,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs (Comerica Bank LOC), 1.090%, 8/2/2018	2,245,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs (CoBank, ACB LOC), 1.050%, 8/2/2018	2,000,000
3,185,000		California PCFA (Carlos Echeverria and Sons Dairy), (Series 2002) Weekly VRDNs (CoBank, ACB LOC), 1.050%, 8/2/2018	3,185,000
825,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs (Comerica Bank LOC), 1.110%, 8/1/2018	825,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.050%, 8/2/2018	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.090%, 8/1/2018	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs (Bank of America N.A. LOC), 1.050%, 8/2/2018	2,940,000
5,000,000		California PCFA (Western Sky Dairy), (Series 2001A) Weekly VRDNs (Bank of America N.A. LOC), 1.050%, 8/2/2018	5,000,000
1,500,000		California Statewide Communities Development Authority IDRB (Sarich Family Living Trust), (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.100%, 8/2/2018	1,500,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 1.090%, 8/2/2018	19,500,000
2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs (Royal Bank of Canada LIQ), 1.090%, 8/2/2018	2,000,000
		TOTAL	119,455,000
		Colorado—1.3%
7,405,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/18/2018	7,405,000
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.050%, 8/2/2018	3,300,000
5,345,000		Colorado Health Facilities Authority (Children's Hospital Colorado Obligated Group), PUTTERs (Series 5008) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.540%, 8/1/2018	5,345,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs (UMB Bank, N.A. LOC), 1.140%, 8/2/2018	4,615,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—continued
$1,625,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.090%, 8/2/2018	$1,625,000
1,750,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs (UMB Bank, N.A. LOC), 1.190%, 8/2/2018	1,750,000
11,155,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/25/2018	11,155,000
		TOTAL	35,195,000
		Connecticut—0.7%
2,480,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 0.990%, 8/2/2018	2,480,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs (Bank of America N.A. LIQ), 1.040%, 8/2/2018	5,000,000
11,500,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	11,500,000
		TOTAL	18,980,000
		District of Columbia—0.4%
4,765,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	4,765,000
5,580,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-3) Weekly VRDNs (Royal Bank of Canada LOC), 0.980%, 8/2/2018	5,580,000
		TOTAL	10,345,000
		Florida—8.1%
59,740,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 1.680%, 8/1/2018	59,740,000
14,550,000		Broward County, FL HFA (Santuary Cove Apartments), (Series A) Weekly VRDNs (FNMA LOC), 1.000%, 8/2/2018	14,550,000
18,750,000		Central Florida Expressway Authority, Golden Blue (Series 2018-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	18,750,000
13,000,000		Florida Housing Finance Corp. (Mill Creek Apartments) Weekly VRDNs (FNMA LOC), 1.000%, 8/2/2018	13,000,000
4,970,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/13/2018	4,970,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/20/2018	3,650,000
5,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25), 1.19% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 10/1/2018	5,000,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$11,700,000		Hillsborough County, FL HFA (Morgan Creek Apartments) Weekly VRDNs (FNMA LOC), 1.000%, 8/2/2018	$11,700,000
10,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 1.37% CP, Mandatory Tender 8/7/2018	10,000,000
13,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), 1.37% CP, Mandatory Tender 8/7/2018	13,000,000
11,240,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016B) Daily VRDNs, 1.650%, 8/1/2018	11,240,000
9,000,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.580%, 8/1/2018	9,000,000
8,250,000		Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (2016-XL0035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.040%, 8/2/2018	8,250,000
5,575,000		Miami-Dade County, FL IDA (CAE USA, Inc.), (Series 2000A) Weekly VRDNs (Royal Bank of Canada LOC), 1.060%, 8/1/2018	5,575,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.090%, 8/2/2018	10,000,000
7,650,000		Orange County, FL HFA (Marbella Pointe), (Series 2007A) Weekly VRDNs (FHLB of San Francisco LOC), 1.000%, 8/2/2018	7,650,000
1,790,000		Seminole County, FL IDA (3100 Camp Road LLC), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LOC), 1.050%, 8/2/2018	1,790,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 1.33% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 10/12/2018	10,000,000
1,600,000		Volusia County, FL IDA (Management by Innovation, Inc.), (Series 2008A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.080%, 8/2/2018	1,600,000
		TOTAL	219,465,000
		Georgia—6.2%
14,150,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 1.600%, 8/1/2018	14,150,000
16,200,000		Burke County, GA Development Authority (Georgia Power Co.), (Second Series 1995) Daily VRDNs, 1.590%, 8/1/2018	16,200,000
30,600,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 1.630%, 8/1/2018	30,600,000
4,950,000		Cobb County, GA Housing Authority (Walton Reserve Apartments), (Series 2002) Weekly VRDNs (SunTrust Bank LOC), 1.020%, 8/1/2018	4,950,000
4,910,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs (FNMA LOC), 1.060%, 8/2/2018	4,910,000
6,000,000		Coweta County, GA Development Authority (Georgia Power Co.), (First Series 2006) Daily VRDNs, 1.590%, 8/1/2018	6,000,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$15,490,000		Fulton County, GA, Solar Eclipse (Series 2017-0007), 1.12% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/27/2018	$15,490,000
9,200,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 2007) Daily VRDNs, 1.580%, 8/1/2018	9,200,000
3,000,000		Kennesaw, GA Development Authority (Lakeside Vista Apartments), (Series 2004) Weekly VRDNs (FNMA LOC), 1.060%, 8/2/2018	3,000,000
18,370,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2), 1.04% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 8/1/2018	18,370,000
33,130,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 1.680%, 8/1/2018	33,130,000
400,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 1.020%, 8/1/2018	400,000
4,605,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs (SunTrust Bank LOC), 1.020%, 8/1/2018	4,605,000
6,450,000		Willacoochee, GA Development Authority (Langboard, Inc.), (Series 1997) Weekly VRDNs (FHLB of Atlanta LOC), 1.090%, 8/2/2018	6,450,000
		TOTAL	167,455,000
		Hawaii—0.2%
4,600,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.390%, 8/2/2018	4,600,000
		Illinois—1.3%
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.100%, 8/2/2018	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs (MUFG Bank Ltd. LOC), 1.050%, 8/2/2018	6,000,000
1,075,000		Illinois Development Finance Authority IDB (Val-Matic Valve & Manufacturing Corp.), (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 1.000%, 8/2/2018	1,075,000
15,000,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.050%, 8/2/2018	15,000,000
6,930,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.050%, 8/2/2018	6,930,000
4,900,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs (Nordea Bank AB LOC), 1.120%, 8/2/2018	4,900,000
120,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 1.000%, 8/1/2018	120,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$235,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.030%, 8/2/2018	$235,000
		TOTAL	35,260,000
		Indiana—1.6%
6,525,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs (FHLMC LOC), 1.060%, 8/2/2018	6,525,000
1,000,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.090%, 8/2/2018	1,000,000
12,720,000		Indianapolis, IN MFH (Nora Commons LP), (Series 2004A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.060%, 8/2/2018	12,720,000
12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.020%, 8/2/2018	12,900,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	5,000,000
6,000,000		Logansport, IN (Andersons Clymers Ethanol LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.050%, 8/2/2018	6,000,000
		TOTAL	44,145,000
		Iowa—0.4%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	5,300,000
5,280,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	5,280,000
		TOTAL	10,580,000
		Kentucky—0.2%
1,845,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/3/2018	1,845,000
2,010,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.210%, 8/2/2018	2,010,000
720,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs (Comerica Bank LOC), 1.060%, 8/2/2018	720,000
		TOTAL	4,575,000
		Louisiana—3.1%
18,000,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.040%, 8/1/2018	18,000,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.040%, 8/1/2018	7,000,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.060%, 8/2/2018	4,630,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$1,400,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs (FHLB of Dallas LOC), 1.090%, 8/2/2018	$1,400,000
17,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs (GTD by Nucor Corp.), 1.030%, 8/1/2018	17,000,000
35,775,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs (GTD by Nucor Corp.), 1.050%, 8/1/2018	35,775,000
		TOTAL	83,805,000
		Maryland—0.3%
1,045,000		Maryland State Economic Development Corp. (Canusa Hershman Recycling), (Series 2005A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.090%, 8/3/2018	1,045,000
4,980,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041, 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/25/2018	4,980,000
1,400,000		Washington County, MD Economic Development Revenue Board (Packaging Services of Maryland, Inc.), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.140%, 8/2/2018	1,400,000
		TOTAL	7,425,000
		Massachusetts—1.5%
2,000,000		Leicester, MA, 2.50% BANs, 2/15/2019	2,010,144
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), 1.65% CP (GTD by Massachusetts Electric Co.), Mandatory Tender 8/10/2018	10,000,000
13,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), 1.33% CP (GTD by Massachusetts Electric Co.), Mandatory Tender 9/5/2018	13,300,000
5,415,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.35% CP, Mandatory Tender 9/7/2018	5,415,000
5,803,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.50% CP, Mandatory Tender 8/23/2018	5,803,000
2,000,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.60% CP, Mandatory Tender 8/10/2018	2,000,000
830,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs (Barclays Bank PLC LIQ), 0.960%, 8/2/2018	830,000
		TOTAL	39,358,144
		Michigan—5.6%
20,710,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.000%, 8/1/2018	20,710,000
91,305,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (MUFG Bank Ltd. LIQ), 1.000%, 8/1/2018	91,305,000
30,080,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.620%, 8/1/2018	30,080,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$100,000		Michigan State Strategic Fund (B & C Leasing LLC), (Series 1999) Weekly VRDNs (Bank of America N.A. LOC), 1.080%, 8/2/2018	$100,000
2,270,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs (Comerica Bank LOC), 1.190%, 8/2/2018	2,270,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.140%, 8/2/2018	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs (CoBank, ACB LOC), 1.050%, 8/2/2018	5,250,000
		TOTAL	151,515,000
		Minnesota—0.4%
200,000		Coon Rapids, MN (Assurance Mfg. Co., Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.140%, 8/2/2018	200,000
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.100%, 8/2/2018	1,000,000
2,000,000		Hennepin County, MN Housing and Redevelopment Authority (City Apartments at Loring Park), (Series 2001) Weekly VRDNs (FNMA LOC), 1.050%, 8/2/2018	2,000,000
1,335,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs (FHLB of Des Moines LOC), 1.080%, 8/3/2018	1,335,000
2,000,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.070%, 8/3/2018	2,000,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs (FHLB of Des Moines LOC), 1.170%, 8/3/2018	975,000
2,110,000		St. Paul, MN Port Authority (National Checking Co.), IDRB's (Series 1998A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.140%, 8/2/2018	2,110,000
		TOTAL	9,620,000
		Mississippi—0.2%
5,755,000		Mississippi Home Corp. (Windsor Park Partners LP), (Series 2004-6) Weekly VRDNs (FNMA LOC), 1.060%, 8/2/2018	5,755,000
		Missouri—0.1%
3,590,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	3,590,000
		Montana—2.4%
65,655,000		Missoula, MT Water System, Golden Blue (Series 2017-011) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	65,655,000
		Multi-State—8.2%
19,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs (Citibank NA, New York LIQ), 1.040%, 8/2/2018	19,000,000
79,000,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.070%, 8/2/2018	79,000,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$41,000,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 1.090%, 8/2/2018	$41,000,000
35,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs (Barclays Bank PLC LIQ), 1.090%, 8/2/2018	35,000,000
48,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs (Barclays Bank PLC LIQ), 1.090%, 8/2/2018	48,000,000
		TOTAL	222,000,000
		Nebraska—0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.070%, 8/1/2018	7,500,000
1,475,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.070%, 8/1/2018	1,475,000
		TOTAL	8,975,000
		Nevada—1.5%
15,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2011 B-1) Weekly VRDNs (Citibank NA, New York LOC), 0.940%, 8/1/2018	15,000,000
3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/20/2018	3,645,000
1,875,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.230%, 8/2/2018	1,875,000
16,415,000		Nevada Housing Division (Vista Creek Apartments, LLC), (Series 2007) Weekly VRDNs (FHLB of San Francisco LOC), 1.020%, 8/2/2018	16,415,000
3,995,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/6/2018	3,995,000
		TOTAL	40,930,000
		New Hampshire—1.1%
10,000,000		New Hampshire Business Finance Authority (New England Power Co.), (Series 1990B), 1.66% CP, Mandatory Tender 8/16/2018	10,000,000
3,300,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), 1.33% CP, Mandatory Tender 9/5/2018	3,300,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), 1.65% CP, Mandatory Tender 8/10/2018	16,260,000
		TOTAL	29,560,000
		New Jersey—6.8%
6,375,675		Absecon, NJ, 2.625% BANs, 8/1/2019	6,414,694
2,640,000		Burlington, NJ, 3.00% BANs, 6/4/2019	2,661,754
2,000,000		Delaware Township, NJ, 2.75% BANs, 7/25/2019	2,014,418
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.140%, 8/2/2018	$20,940,000
8,037,375		Holmdel Township, NJ, 3.00% BANs, 5/10/2019	8,098,833
4,980,000		Jersey City, NJ, 2.50% BANs, 12/7/2018	4,996,329
3,423,072		Kenilworth, NJ, 2.50% BANs, 12/7/2018	3,433,701
6,130,000		Keyport Borough, NJ, 3.00% BANs, 4/26/2019	6,174,998
2,091,220		Lavallette Borough, NJ, (Series 2018A), 2.75% BANs, 7/30/2019	2,106,548
9,612,097		Leonia, NJ, 2.75% BANs, 2/15/2019	9,670,552
4,851,865		Linwood, NJ, 2.75% BANs, 7/23/2019	4,888,024
7,720,000		Little Falls Township, NJ, 2.50% BANs, 12/14/2018	7,743,871
3,650,000		Middletown Township, NJ, 2.75% BANs, 6/26/2019	3,674,182
2,139,000		Milltown, NJ, (Series 2017A), 2.50% BANs, 12/19/2018	2,145,450
3,432,500		Neptune Township, NJ, 2.25% BANs, 9/4/2018	3,435,655
3,990,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.110%, 8/2/2018	3,990,000
480,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.340%, 8/1/2018	480,000
3,145,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs (TD Bank, N.A. LOC), 1.150%, 8/3/2018	3,145,000
1,440,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.190%, 8/3/2018	1,440,000
4,315,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.080%, 8/1/2018	4,315,000
4,995,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.140%, 8/2/2018	4,995,000
4,942,300		North Plainfield, NJ, 2.50% BANs, 12/13/2018	4,956,928
5,567,084		Point Pleasant Beach, NJ, 3.00% BANs, 4/18/2019	5,607,118
3,420,300		Riverside Township, NJ, 2.25% BANs, 11/7/2018	3,425,530
3,744,500		Runnemede, NJ, (Series A), 2.25% BANs, 11/13/2018	3,753,230
7,320,000		Somers Point, NJ, 2.50% BANs, 12/5/2018	7,347,391
6,000,000		South River, NJ, 2.50% BANs, 12/11/2018	6,020,288
3,886,895		Southampton Township, NJ, (Series A), 3.00% BANs, 7/15/2019	3,925,059
5,512,376		Union Beach, NJ, 2.50% BANs, 2/25/2019	5,537,071
16,362,582		Union Township, NJ (Union County), 3.00% BANs, 2/5/2019	16,478,699
3,600,000		West Long Branch, NJ, 2.50% BANs, 12/14/2018	3,609,147
3,200,000		West Orange Township, NJ, 2.50% BANs, 12/21/2018	3,209,785
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$4,000,000		Willingboro Township, NJ, 2.25% BANs, 8/8/2018	$4,000,567
9,495,516		Wood-Ridge Borough, NJ, 2.50% BANs, 2/8/2019	9,537,021
		TOTAL	184,171,843
		New Mexico—0.1%
3,400,000		Albuquerque, NM IDRB (El Encanto, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.090%, 8/2/2018	3,400,000
150,000		Los Lunas Village, NM (Wall Colmonoy Corp.), (Series 1998) Weekly VRDNs (Bank of America N.A. LOC), 1.210%, 8/1/2018	150,000
		TOTAL	3,550,000
		New York—6.7%
3,372,529		Argyle, NY CSD, 3.00% BANs, 6/6/2019	3,400,509
11,979,694		Gananda, NY CSD, 3.00% BANs, 6/21/2019	12,099,762
4,675,000		Harrisville, NY CSD, 2.75% BANs, 6/28/2019	4,706,160
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs (FNMA LOC), 1.050%, 8/2/2018	5,590,000
9,795,095		Lyons, NY CSD, 2.75% BANs, 6/28/2019	9,869,177
3,775,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (Series 2018-XM0674) Weekly VRDNs (Bank of America N.A. LIQ), 1.090%, 8/2/2018	3,775,000
4,814,000		Madison, NY CSD, 2.00% BANs, 8/16/2018	4,815,563
4,105,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs (Citibank NA, New York LOC), 1.040%, 8/2/2018	4,105,000
6,385,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-1) Daily VRDNs (Bank of America N.A. LIQ), 1.490%, 8/1/2018	6,385,000
10,130,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-5) Daily VRDNs (Bank of America N.A. LIQ), 1.490%, 8/1/2018	10,130,000
1,500,000		New York City, NY, (Fiscal 2014 Series I, Subseries I-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.500%, 8/1/2018	1,500,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs (NatWest Markets PLC LOC), 1.050%, 8/1/2018	24,880,000
18,200,000		New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal (Waste Management, Inc.), (Series 2002B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.930%, 8/2/2018	18,200,000
9,305,000		New York State HFA (350 West 43rd Street), (2002 Series A) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.550%, 8/1/2018	9,305,000
25,000,000		New York State HFA (455 West 37th Street), (2007 Series A) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.550%, 8/1/2018	25,000,000
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$21,250,000		New York State HFA (Midtown West B LLC), (Series 2008A: 505 West 37th Street) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.550%, 8/1/2018	$21,250,000
10,300,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.540%, 8/1/2018	10,300,000
2,991,600		Oriskany, NY CSD, 2.75% BANs, 7/12/2019	3,012,384
2,600,000		Whitesboro, NY CSD, 2.75% BANs, 6/28/2019	2,618,485
		TOTAL	180,942,040
		North Carolina—1.1%
24,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.080%, 8/1/2018	24,100,000
30,000		Robeson County, NC Industrial Facilities & PCFA (Rempac Foam Corp.), (Series 1999) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.040%, 8/2/2018	30,000
6,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	6,800,000
		TOTAL	30,930,000
		North Dakota—1.1%
30,000,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2011) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.080%, 8/1/2018	30,000,000
		Ohio—2.7%
7,500,000		Akron, OH, 3.00% BANs, 12/12/2018	7,538,998
2,342,000		Bay Village, OH, 3.00% BANs, 6/7/2019	2,361,493
14,000,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Golden Blue (Series 2018-002) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	14,000,000
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	30,470,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	8,600,000
940,000		Summit County, OH IDA (AESCO, Inc.), (Series 2001) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.090%, 8/2/2018	940,000
320,000		Summit County, OH IDA (Wintek Ltd.), Variable Rate IDRB's (Series 1998A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.090%, 8/2/2018	320,000
2,630,000		Tiffin, OH, 3.00% BANs, 6/21/2019	2,652,879
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	7,000,000
		TOTAL	73,883,370
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oregon—1.5%
$20,000,000		Oregon State Housing and Community Services Department, (2015 Series C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.990%, 8/2/2018	$20,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.050%, 8/2/2018	10,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.050%, 8/2/2018	10,000,000
		TOTAL	40,000,000
		Pennsylvania—0.9%
2,955,000		Allegheny County, PA IDA (Carnegie Museums of Pittsburgh), (Series of 2002) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 0.980%, 8/2/2018	2,955,000
5,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	5,000,000
5,000,000		Butler County, PA General Authority (South Park School District), (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.000%, 8/2/2018	5,000,000
11,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 1.040%, 8/2/2018	11,000,000
		TOTAL	23,955,000
		Rhode Island—0.1%
3,205,000		Rhode Island State Health and Educational Building Corp. (CVS-Highlander Charter School, Inc.), (Series 2007) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.040%, 8/1/2018	3,205,000
		South Carolina—1.2%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.070%, 8/1/2018	10,500,000
10,000,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.070%, 8/1/2018	10,000,000
4,840,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/16/2018	4,840,000
6,000,000		Lexington County, SC School District No. 001 (South Carolina School District Credit Enhancement Program), Solar Eclipse (Series 2017-0058), 1.09% TOBs (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), Optional Tender 8/2/2018	6,000,000
1,305,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 1.140%, 8/2/2018	1,305,000
		TOTAL	32,645,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs (CoBank, ACB LOC), 1.050%, 8/2/2018	3,000,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—1.1%
$25,000,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs (GTD by Nucor Corp.), 1.070%, 8/1/2018	$25,000,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/3/2018	5,000,000
		TOTAL	30,000,000
		Texas—18.1%
9,950,000		Austin, TX Airport System (Austin, TX), (Series 2005-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.980%, 8/2/2018	9,950,000
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.040%, 8/1/2018	25,000,000
15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.040%, 8/1/2018	15,800,000
20,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.040%, 8/1/2018	20,000,000
2,950,000		Dalhart, TX Economic Development Corp. (Northside Farms LLC), (Series 2005) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.050%, 8/2/2018	2,100,000
4,760,000		Dallas-Fort Worth, TX International Airport, (Golden Blue Series 2018-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.170%, 8/2/2018	4,760,000
4,965,000		Dallas-Fort Worth, TX International Airport, Golden Blue 2018-011 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	4,965,000
20,275,000		El Paso County, TX Hospital District, (Series 2017-XM0525) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.090%, 8/2/2018	20,275,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Exxon Capital Ventures, Inc.), (Series 2003) Daily VRDNs (GTD by Exxon Mobil Corp.), 1.530%, 8/1/2018	7,000,000
14,070,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	14,070,000
11,200,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 1.540%, 8/1/2018	11,200,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.070%, 8/1/2018	4,000,000
31,140,000		Pasadena, TX ISD, (Series 2005-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.980%, 8/2/2018	31,140,000
12,500,000		Port Arthur Navigation District, TX IDC (Air Products & Chemicals, Inc.), (Series 2002) Weekly VRDNs, 0.960%, 8/1/2018	12,500,000
Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$68,625,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.040%, 8/1/2018	$68,625,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.080%, 8/1/2018	12,500,000
30,750,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.080%, 8/1/2018	30,750,000
33,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.080%, 8/1/2018	33,600,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.060%, 8/2/2018	15,000,000
128,650,000		Texas State, 4.00% TRANs, 8/30/2018	128,894,309
15,000,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.950%, 8/1/2018	15,000,000
		TOTAL	490,079,309
		Utah—0.0%
860,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs (Wells Fargo Bank Northwest, N.A. LOC), 1.090%, 8/2/2018	860,000
		Virginia—1.7%
15,725,000		Arlington County, VA IDA (Gates of Ballston Apartments), (Series 2005) Weekly VRDNs (PNC Bank, N.A. LOC), 1.000%, 8/1/2018	15,725,000
7,800,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs (FHLMC LOC), 1.000%, 8/2/2018	7,800,000
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 1.090%, 8/2/2018	3,100,000
8,700,000		King George County IDA, VA (Birchwood Power Partners, L.P.), (Series 1995) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.570%, 8/1/2018	8,700,000
9,300,000		King George County IDA, VA (Birchwood Power Partners, L.P.), (Series 1997) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.570%, 8/1/2018	9,300,000
2,200,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-2) Weekly VRDNs (Royal Bank of Canada LOC), 0.980%, 8/2/2018	2,200,000
		TOTAL	46,825,000
		Washington—1.4%
2,035,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.140%, 8/2/2018	2,035,000
4,960,000		Seattle, WA Drain & Wastewater, Solar Eclipse (2017-0028) Daily VRDNs (U.S. Bank, N.A. LIQ), 1.470%, 8/1/2018	4,960,000
2,310,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.050%, 8/2/2018	2,310,000
Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Washington—continued
$8,300,000		Washington State Housing Finance Commission (Inglenook Court LLC), (Series 1995) Weekly VRDNs (FHLMC LOC), 0.990%, 8/1/2018	$8,300,000
20,790,000		Washington State Housing Finance Commission (Merrill Gardens at Renton Centre, LLC), Series 2004A) Weekly VRDNs (FNMA LOC), 0.980%, 8/2/2018	20,790,000
		TOTAL	38,395,000
		West Virginia—0.2%
6,580,000		Wood County, WV County Commission (Waste Management of West Virginia, Inc.), (Series 2003A) Weekly VRDNs (Bank of America N.A. LOC), 0.940%, 8/1/2018	6,580,000
		Wisconsin—1.0%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.100%, 8/2/2018	1,000,000
1,160,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.140%, 8/2/2018	1,160,000
3,655,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs (FHLB of Des Moines LOC), 1.160%, 8/2/2018	3,655,000
22,000,000		Wisconsin State, Clippers (Series 2009-36), 1.12% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 9/6/2018	22,000,000
		TOTAL	27,815,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[2]	2,711,755,706
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	3,809,959
		TOTAL NET ASSETS—100%	$2,715,565,665
Securities that are subject to the federal alternative minimum tax (AMT) represent 61.2% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Annual Shareholder Report
17

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.001	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.002	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.011)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.12%	0.72%	0.17%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.21%	0.21%	0.17%[3]	0.14%	0.16%
Net investment income	1.10%	0.64%	0.11%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.10%	0.11%	0.14%	0.16%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,163,568	$667,169	$1,003,993	$1,037,940	$1,242,908
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities, at amortized cost and fair value		$2,711,755,706
Cash		540,333
Income receivable		9,985,266
Receivable for investments sold		2,402,344
Receivable for shares sold		4,346,307
TOTAL ASSETS		2,729,029,956
Liabilities:
Payable for investments purchased	$6,414,694
Payable for shares redeemed	6,072,209
Income distribution payable	301,183
Payable for investment adviser fee (Note 5)	7,402
Payable for administrative fee (Note 5)	5,967
Payable for distribution services fee (Note 5)	161,844
Payable for other service fees (Notes 2 and 5)	257,366
Accrued expenses (Note 5)	243,626
TOTAL LIABILITIES		13,464,291
Net assets for 2,715,575,195 shares outstanding		$2,715,565,665
Net Assets Consist of:
Paid-in capital		$2,715,554,884
Accumulated net realized gain		6,955
Undistributed net investment income		3,826
TOTAL NET ASSETS		$2,715,565,665
Annual Shareholder Report
20

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$48,952,239 ÷ 48,952,411 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$40,218,820 ÷ 40,218,961 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,163,568,111 ÷ 1,163,572,197 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$449,098,966 ÷ 449,100,540 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$49,803,623 ÷ 49,803,799 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$328,142,231 ÷ 328,143,382 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$635,781,675 ÷ 635,783,905 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest			$29,430,739
Expenses:
Investment adviser fee (Note 5)		$4,484,710
Administrative fee (Note 5)		1,795,654
Custodian fees		76,719
Transfer agent fee (Note 2)		508,451
Directors'/Trustees' fees (Note 5)		15,207
Auditing fees		23,150
Legal fees		19,592
Portfolio accounting fees		269,582
Distribution services fee (Note 5)		2,242,681
Other service fees (Notes 2 and 5)		2,602,929
Share registration costs		263,792
Printing and postage		57,089
Miscellaneous (Note 5)		24,831
TOTAL EXPENSES		12,384,387
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(2,267,279)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(451,431)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,718,710)
Net expenses			9,665,677
Net investment income			19,765,062
Net realized gain on investments			6,987
Change in net assets resulting from operations			$19,772,049
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,765,062	$7,180,749
Net realized gain	6,987	1,438,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,772,049	8,618,995
Distributions to Shareholders:
Distributions from net investment income
Automated Shares[1]	(379,528)	(0)[2]
Investment Shares	(232,819)	(67,766)
Wealth Shares	(10,707,835)	(4,007,891)
Service Shares	(3,482,255)	(1,676,312)
Cash II Shares	(253,539)	(36,942)
Cash Series Shares	(942,934)	(17,163)
Capital Shares	(3,766,152)	(1,373,181)
Distributions from net realized gain
Automated Shares[1]	(22,528)	(0)[2]
Investment Shares	(18,730)	(43,455)
Wealth Shares	(309,939)	(310,551)
Service Shares	(167,587)	(268,524)
Cash II Shares	(28,735)	(59,645)
Cash Series Shares	(143,471)	(145,111)
Capital Shares	(87,164)	(148,661)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,543,216)	(8,155,202)
Annual Shareholder Report
23

Statement of Changes in Net Assets–continued
Year Ended July 31	2018	2017
Share Transactions:
Proceeds from sale of shares	$6,915,209,584	$4,280,412,226
Net asset value of shares issued to shareholders in payment of distributions declared	16,431,149	5,517,266
Cost of shares redeemed	(5,783,946,758)	(4,846,178,630)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,147,693,975	(560,249,138)
Change in net assets	1,146,922,808	(559,785,345)
Net Assets:
Beginning of period	1,568,642,857	2,128,428,202
End of period (including undistributed net investment income of $3,826 and $3,826, respectively)	$2,715,565,665	$1,568,642,857
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
2	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Automated Shares, Investment Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing
Annual Shareholder Report
25

the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $2,718,710 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$41,065	$—
Investment Shares	51,421	—
Wealth Shares	24,244	—
Service Shares	10,442	(37)
Cash II Shares	62,568	—
Cash Series Shares	309,506	(82,326)
Capital Shares	9,205	(5)
TOTAL	$508,451	$(82,368)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Annual Shareholder Report
26

Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$116,682	$—	$—
Investment Shares	125,456	—	—
Service Shares	1,038,666	—	—
Cash II Shares	178,369	—	—
Cash Series Shares	777,878	(3,994)	(7,690)
Capital Shares	365,878	—	—
TOTAL	$2,602,929	$(3,994)	$(7,690)
For the year ended July 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Annual Shareholder Report
27

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018[1]		2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	138,279,355	$138,279,355	—	$—
Shares issued to shareholders in payment of distributions declared	401,545	401,545	—	—
Shares redeemed	(89,728,589)	(89,728,589)	(—)	(—)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	48,952,311	$48,952,311	—	$—

Year Ended July 31	2018		2017
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	73,981,782	$73,981,782	96,537,283	$96,537,283
Shares issued to shareholders in payment of distributions declared	251,549	251,549	111,221	111,221
Shares redeemed	(102,671,062)	(102,671,062)	(84,303,177)	(84,303,177)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(28,437,731)	$ (28,437,731)	12,345,327	$12,345,327

Year Ended July 31	2018		2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,919,053,360	$2,919,053,360	2,278,067,077	$2,278,067,077
Shares issued to shareholders in payment of distributions declared	7,466,275	7,466,275	2,097,061	2,097,061
Shares redeemed	(2,429,793,107)	(2,429,793,107)	(2,617,171,233)	(2,617,171,233)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	496,726,528	$496,726,528	(337,007,095)	$(337,007,095)
Annual Shareholder Report
28

Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,474,353,125	$1,474,353,125	889,904,272	$889,904,272
Shares issued to shareholders in payment of distributions declared	3,148,427	3,148,427	1,694,175	1,694,175
Shares redeemed	(1,397,929,661)	(1,397,929,661)	(1,106,881,411)	(1,106,881,411)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	79,571,891	$79,571,891	(215,282,964)	$(215,282,964)

Year Ended July 31	2018		2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	75,426,732	$75,426,732	82,520,844	$82,520,844
Shares issued to shareholders in payment of distributions declared	273,407	273,407	96,023	96,023
Shares redeemed	(114,737,549)	(114,737,549)	(112,739,468)	(112,739,468)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(39,037,410)	$(39,037,410)	(30,122,601)	$(30,122,601)

Year Ended July 31	2018		2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,006,105,326	$1,006,105,326	391,070,412	$391,070,412
Shares issued to shareholders in payment of distributions declared	1,071,542	1,071,542	161,750	161,750
Shares redeemed	(797,950,473)	(797,950,473)	(483,252,753)	(483,252,753)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	209,226,395	$209,226,395	(92,020,591)	$(92,020,591)

Year Ended July 31	2018		2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,228,009,904	$1,228,009,904	542,312,338	$542,312,338
Shares issued to shareholders in payment of distributions declared	3,818,404	3,818,404	1,357,036	1,357,036
Shares redeemed	(851,136,317)	(851,136,317)	(441,830,588)	(441,830,588)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	380,691,991	$380,691,991	101,838,786	$101,838,786
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,147,693,975	$1,147,693,975	(560,249,138)	$(560,249,138)
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Tax-exempt income	$19,765,062	$7,179,255
Ordinary income[1]	$536,971	$660,114
Long-term capital gains	$241,183	$315,833
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Distributions in excess of tax-exempt income	$(4,668)
Undistributed ordinary income[2]	$8,737
Undistributed long-term capital gains	$6,712
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2018, the Adviser voluntarily waived $2,267,279 of its fee and voluntarily reimbursed $82,368 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Automated Shares, Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Automated Shares	0.25%
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Automated Shares	$114	$(46)
Investment Shares	125,562	(15,067)
Cash II Shares	250,098	—
Cash Series Shares	1,866,907	(342,266)
TOTAL	$2,242,681	$(357,379)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, FSC retained $452,614 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2018, FSSC received $1,663 and reimbursed $3,994 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,348,765,000 and $1,441,690,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $241,183.
For the year ended July 31, 2018, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and the Wealth Class Shareholders of Federated Municipal Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the
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financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,006.00	$1.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.05
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Municipal Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
33515 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Automated | MOTXX	Investment | MOIXX	Wealth | MOFXX
	Service | MOSXX	Cash II | MODXX	Cash Series | MFSXX
Capital | MFCXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.5%
Municipal Notes	16.8%
Commercial Paper	3.6%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.6%
8 to 30 Days	7.4%
31 to 90 Days	11.8%
91 to 180 Days	2.2%
181 Days or more	4.9%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2018
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.9%
		Alabama—3.8%
$ 3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs (FNMA LOC), 1.060%, 8/2/2018	$3,470,000
1,345,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.050%, 8/2/2018	1,345,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 1.550%, 8/1/2018	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.160%, 8/2/2018	15,000,000
13,650,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs (Comerica Bank LOC), 1.050%, 8/2/2018	13,650,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs (Citibank NA, New York LOC), 1.050%, 8/2/2018	10,000,000
9,800,000		Tuscaloosa County, AL IDA (Nucor Steel Tuscaloosa, Inc.), (1995 Series A) Weekly VRDNs (GTD by Nucor Corp.), 1.070%, 8/1/2018	9,800,000
		TOTAL	103,265,000
		Arizona—0.7%
7,221,000		Flagstaff, AZ IDA (Joy Cone Co.), (Series 1999) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.060%, 8/2/2018	7,221,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.130%, 8/2/2018	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.070%, 8/2/2018	6,750,000
		TOTAL	19,581,000
		Arkansas—0.1%
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.110%, 8/1/2018	3,830,000
		California—4.4%
6,005,000		California Enterprise Development Authority (Alvarado Street Bakery), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.990%, 8/2/2018	6,005,000
2,600,000		California Enterprise Development Authority (Humane Society Silicon Valley), (Series 2008) Weekly VRDNs (FHLB of San Francisco LOC), 0.990%, 8/2/2018	2,600,000
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs (City National Bank LOC), 1.090%, 8/2/2018	4,910,000
10,000,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs (FHLB of San Francisco LOC), 0.990%, 8/2/2018	10,000,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.100%, 8/2/2018	$23,745,000
2,245,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs (Comerica Bank LOC), 1.090%, 8/2/2018	2,245,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs (CoBank, ACB LOC), 1.050%, 8/2/2018	2,000,000
3,185,000		California PCFA (Carlos Echeverria and Sons Dairy), (Series 2002) Weekly VRDNs (CoBank, ACB LOC), 1.050%, 8/2/2018	3,185,000
825,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs (Comerica Bank LOC), 1.110%, 8/1/2018	825,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.050%, 8/2/2018	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.090%, 8/1/2018	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs (Bank of America N.A. LOC), 1.050%, 8/2/2018	2,940,000
5,000,000		California PCFA (Western Sky Dairy), (Series 2001A) Weekly VRDNs (Bank of America N.A. LOC), 1.050%, 8/2/2018	5,000,000
1,500,000		California Statewide Communities Development Authority IDRB (Sarich Family Living Trust), (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.100%, 8/2/2018	1,500,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 1.090%, 8/2/2018	19,500,000
2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs (Royal Bank of Canada LIQ), 1.090%, 8/2/2018	2,000,000
		TOTAL	119,455,000
		Colorado—1.3%
7,405,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/18/2018	7,405,000
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.050%, 8/2/2018	3,300,000
5,345,000		Colorado Health Facilities Authority (Children's Hospital Colorado Obligated Group), PUTTERs (Series 5008) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.540%, 8/1/2018	5,345,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs (UMB Bank, N.A. LOC), 1.140%, 8/2/2018	4,615,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—continued
$1,625,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.090%, 8/2/2018	$1,625,000
1,750,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs (UMB Bank, N.A. LOC), 1.190%, 8/2/2018	1,750,000
11,155,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/25/2018	11,155,000
		TOTAL	35,195,000
		Connecticut—0.7%
2,480,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 0.990%, 8/2/2018	2,480,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs (Bank of America N.A. LIQ), 1.040%, 8/2/2018	5,000,000
11,500,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	11,500,000
		TOTAL	18,980,000
		District of Columbia—0.4%
4,765,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	4,765,000
5,580,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-3) Weekly VRDNs (Royal Bank of Canada LOC), 0.980%, 8/2/2018	5,580,000
		TOTAL	10,345,000
		Florida—8.1%
59,740,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 1.680%, 8/1/2018	59,740,000
14,550,000		Broward County, FL HFA (Santuary Cove Apartments), (Series A) Weekly VRDNs (FNMA LOC), 1.000%, 8/2/2018	14,550,000
18,750,000		Central Florida Expressway Authority, Golden Blue (Series 2018-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	18,750,000
13,000,000		Florida Housing Finance Corp. (Mill Creek Apartments) Weekly VRDNs (FNMA LOC), 1.000%, 8/2/2018	13,000,000
4,970,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/13/2018	4,970,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/20/2018	3,650,000
5,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25), 1.19% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 10/1/2018	5,000,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$11,700,000		Hillsborough County, FL HFA (Morgan Creek Apartments) Weekly VRDNs (FNMA LOC), 1.000%, 8/2/2018	$11,700,000
10,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 1.37% CP, Mandatory Tender 8/7/2018	10,000,000
13,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), 1.37% CP, Mandatory Tender 8/7/2018	13,000,000
11,240,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016B) Daily VRDNs, 1.650%, 8/1/2018	11,240,000
9,000,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.580%, 8/1/2018	9,000,000
8,250,000		Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (2016-XL0035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.040%, 8/2/2018	8,250,000
5,575,000		Miami-Dade County, FL IDA (CAE USA, Inc.), (Series 2000A) Weekly VRDNs (Royal Bank of Canada LOC), 1.060%, 8/1/2018	5,575,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.090%, 8/2/2018	10,000,000
7,650,000		Orange County, FL HFA (Marbella Pointe), (Series 2007A) Weekly VRDNs (FHLB of San Francisco LOC), 1.000%, 8/2/2018	7,650,000
1,790,000		Seminole County, FL IDA (3100 Camp Road LLC), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LOC), 1.050%, 8/2/2018	1,790,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 1.33% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 10/12/2018	10,000,000
1,600,000		Volusia County, FL IDA (Management by Innovation, Inc.), (Series 2008A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.080%, 8/2/2018	1,600,000
		TOTAL	219,465,000
		Georgia—6.2%
14,150,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 1.600%, 8/1/2018	14,150,000
16,200,000		Burke County, GA Development Authority (Georgia Power Co.), (Second Series 1995) Daily VRDNs, 1.590%, 8/1/2018	16,200,000
30,600,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 1.630%, 8/1/2018	30,600,000
4,950,000		Cobb County, GA Housing Authority (Walton Reserve Apartments), (Series 2002) Weekly VRDNs (SunTrust Bank LOC), 1.020%, 8/1/2018	4,950,000
4,910,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs (FNMA LOC), 1.060%, 8/2/2018	4,910,000
6,000,000		Coweta County, GA Development Authority (Georgia Power Co.), (First Series 2006) Daily VRDNs, 1.590%, 8/1/2018	6,000,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$15,490,000		Fulton County, GA, Solar Eclipse (Series 2017-0007), 1.12% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/27/2018	$15,490,000
9,200,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 2007) Daily VRDNs, 1.580%, 8/1/2018	9,200,000
3,000,000		Kennesaw, GA Development Authority (Lakeside Vista Apartments), (Series 2004) Weekly VRDNs (FNMA LOC), 1.060%, 8/2/2018	3,000,000
18,370,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2), 1.04% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 8/1/2018	18,370,000
33,130,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 1.680%, 8/1/2018	33,130,000
400,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 1.020%, 8/1/2018	400,000
4,605,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs (SunTrust Bank LOC), 1.020%, 8/1/2018	4,605,000
6,450,000		Willacoochee, GA Development Authority (Langboard, Inc.), (Series 1997) Weekly VRDNs (FHLB of Atlanta LOC), 1.090%, 8/2/2018	6,450,000
		TOTAL	167,455,000
		Hawaii—0.2%
4,600,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.390%, 8/2/2018	4,600,000
		Illinois—1.3%
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.100%, 8/2/2018	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs (MUFG Bank Ltd. LOC), 1.050%, 8/2/2018	6,000,000
1,075,000		Illinois Development Finance Authority IDB (Val-Matic Valve & Manufacturing Corp.), (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 1.000%, 8/2/2018	1,075,000
15,000,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.050%, 8/2/2018	15,000,000
6,930,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.050%, 8/2/2018	6,930,000
4,900,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs (Nordea Bank AB LOC), 1.120%, 8/2/2018	4,900,000
120,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 1.000%, 8/1/2018	120,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$235,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.030%, 8/2/2018	$235,000
		TOTAL	35,260,000
		Indiana—1.6%
6,525,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs (FHLMC LOC), 1.060%, 8/2/2018	6,525,000
1,000,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.090%, 8/2/2018	1,000,000
12,720,000		Indianapolis, IN MFH (Nora Commons LP), (Series 2004A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.060%, 8/2/2018	12,720,000
12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.020%, 8/2/2018	12,900,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	5,000,000
6,000,000		Logansport, IN (Andersons Clymers Ethanol LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.050%, 8/2/2018	6,000,000
		TOTAL	44,145,000
		Iowa—0.4%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	5,300,000
5,280,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	5,280,000
		TOTAL	10,580,000
		Kentucky—0.2%
1,845,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/3/2018	1,845,000
2,010,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.210%, 8/2/2018	2,010,000
720,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs (Comerica Bank LOC), 1.060%, 8/2/2018	720,000
		TOTAL	4,575,000
		Louisiana—3.1%
18,000,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.040%, 8/1/2018	18,000,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.040%, 8/1/2018	7,000,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.060%, 8/2/2018	4,630,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$1,400,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs (FHLB of Dallas LOC), 1.090%, 8/2/2018	$1,400,000
17,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs (GTD by Nucor Corp.), 1.030%, 8/1/2018	17,000,000
35,775,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs (GTD by Nucor Corp.), 1.050%, 8/1/2018	35,775,000
		TOTAL	83,805,000
		Maryland—0.3%
1,045,000		Maryland State Economic Development Corp. (Canusa Hershman Recycling), (Series 2005A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.090%, 8/3/2018	1,045,000
4,980,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041, 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/25/2018	4,980,000
1,400,000		Washington County, MD Economic Development Revenue Board (Packaging Services of Maryland, Inc.), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.140%, 8/2/2018	1,400,000
		TOTAL	7,425,000
		Massachusetts—1.5%
2,000,000		Leicester, MA, 2.50% BANs, 2/15/2019	2,010,144
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), 1.65% CP (GTD by Massachusetts Electric Co.), Mandatory Tender 8/10/2018	10,000,000
13,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), 1.33% CP (GTD by Massachusetts Electric Co.), Mandatory Tender 9/5/2018	13,300,000
5,415,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.35% CP, Mandatory Tender 9/7/2018	5,415,000
5,803,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.50% CP, Mandatory Tender 8/23/2018	5,803,000
2,000,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.60% CP, Mandatory Tender 8/10/2018	2,000,000
830,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs (Barclays Bank PLC LIQ), 0.960%, 8/2/2018	830,000
		TOTAL	39,358,144
		Michigan—5.6%
20,710,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.000%, 8/1/2018	20,710,000
91,305,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (MUFG Bank Ltd. LIQ), 1.000%, 8/1/2018	91,305,000
30,080,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.620%, 8/1/2018	30,080,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$100,000		Michigan State Strategic Fund (B & C Leasing LLC), (Series 1999) Weekly VRDNs (Bank of America N.A. LOC), 1.080%, 8/2/2018	$100,000
2,270,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs (Comerica Bank LOC), 1.190%, 8/2/2018	2,270,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.140%, 8/2/2018	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs (CoBank, ACB LOC), 1.050%, 8/2/2018	5,250,000
		TOTAL	151,515,000
		Minnesota—0.4%
200,000		Coon Rapids, MN (Assurance Mfg. Co., Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.140%, 8/2/2018	200,000
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.100%, 8/2/2018	1,000,000
2,000,000		Hennepin County, MN Housing and Redevelopment Authority (City Apartments at Loring Park), (Series 2001) Weekly VRDNs (FNMA LOC), 1.050%, 8/2/2018	2,000,000
1,335,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs (FHLB of Des Moines LOC), 1.080%, 8/3/2018	1,335,000
2,000,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.070%, 8/3/2018	2,000,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs (FHLB of Des Moines LOC), 1.170%, 8/3/2018	975,000
2,110,000		St. Paul, MN Port Authority (National Checking Co.), IDRB's (Series 1998A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.140%, 8/2/2018	2,110,000
		TOTAL	9,620,000
		Mississippi—0.2%
5,755,000		Mississippi Home Corp. (Windsor Park Partners LP), (Series 2004-6) Weekly VRDNs (FNMA LOC), 1.060%, 8/2/2018	5,755,000
		Missouri—0.1%
3,590,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	3,590,000
		Montana—2.4%
65,655,000		Missoula, MT Water System, Golden Blue (Series 2017-011) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	65,655,000
		Multi-State—8.2%
19,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs (Citibank NA, New York LIQ), 1.040%, 8/2/2018	19,000,000
79,000,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.070%, 8/2/2018	79,000,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$41,000,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 1.090%, 8/2/2018	$41,000,000
35,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs (Barclays Bank PLC LIQ), 1.090%, 8/2/2018	35,000,000
48,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs (Barclays Bank PLC LIQ), 1.090%, 8/2/2018	48,000,000
		TOTAL	222,000,000
		Nebraska—0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.070%, 8/1/2018	7,500,000
1,475,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.070%, 8/1/2018	1,475,000
		TOTAL	8,975,000
		Nevada—1.5%
15,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2011 B-1) Weekly VRDNs (Citibank NA, New York LOC), 0.940%, 8/1/2018	15,000,000
3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/20/2018	3,645,000
1,875,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.230%, 8/2/2018	1,875,000
16,415,000		Nevada Housing Division (Vista Creek Apartments, LLC), (Series 2007) Weekly VRDNs (FHLB of San Francisco LOC), 1.020%, 8/2/2018	16,415,000
3,995,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/6/2018	3,995,000
		TOTAL	40,930,000
		New Hampshire—1.1%
10,000,000		New Hampshire Business Finance Authority (New England Power Co.), (Series 1990B), 1.66% CP, Mandatory Tender 8/16/2018	10,000,000
3,300,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), 1.33% CP, Mandatory Tender 9/5/2018	3,300,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), 1.65% CP, Mandatory Tender 8/10/2018	16,260,000
		TOTAL	29,560,000
		New Jersey—6.8%
6,375,675		Absecon, NJ, 2.625% BANs, 8/1/2019	6,414,694
2,640,000		Burlington, NJ, 3.00% BANs, 6/4/2019	2,661,754
2,000,000		Delaware Township, NJ, 2.75% BANs, 7/25/2019	2,014,418
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.140%, 8/2/2018	$20,940,000
8,037,375		Holmdel Township, NJ, 3.00% BANs, 5/10/2019	8,098,833
4,980,000		Jersey City, NJ, 2.50% BANs, 12/7/2018	4,996,329
3,423,072		Kenilworth, NJ, 2.50% BANs, 12/7/2018	3,433,701
6,130,000		Keyport Borough, NJ, 3.00% BANs, 4/26/2019	6,174,998
2,091,220		Lavallette Borough, NJ, (Series 2018A), 2.75% BANs, 7/30/2019	2,106,548
9,612,097		Leonia, NJ, 2.75% BANs, 2/15/2019	9,670,552
4,851,865		Linwood, NJ, 2.75% BANs, 7/23/2019	4,888,024
7,720,000		Little Falls Township, NJ, 2.50% BANs, 12/14/2018	7,743,871
3,650,000		Middletown Township, NJ, 2.75% BANs, 6/26/2019	3,674,182
2,139,000		Milltown, NJ, (Series 2017A), 2.50% BANs, 12/19/2018	2,145,450
3,432,500		Neptune Township, NJ, 2.25% BANs, 9/4/2018	3,435,655
3,990,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.110%, 8/2/2018	3,990,000
480,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.340%, 8/1/2018	480,000
3,145,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs (TD Bank, N.A. LOC), 1.150%, 8/3/2018	3,145,000
1,440,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.190%, 8/3/2018	1,440,000
4,315,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.080%, 8/1/2018	4,315,000
4,995,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.140%, 8/2/2018	4,995,000
4,942,300		North Plainfield, NJ, 2.50% BANs, 12/13/2018	4,956,928
5,567,084		Point Pleasant Beach, NJ, 3.00% BANs, 4/18/2019	5,607,118
3,420,300		Riverside Township, NJ, 2.25% BANs, 11/7/2018	3,425,530
3,744,500		Runnemede, NJ, (Series A), 2.25% BANs, 11/13/2018	3,753,230
7,320,000		Somers Point, NJ, 2.50% BANs, 12/5/2018	7,347,391
6,000,000		South River, NJ, 2.50% BANs, 12/11/2018	6,020,288
3,886,895		Southampton Township, NJ, (Series A), 3.00% BANs, 7/15/2019	3,925,059
5,512,376		Union Beach, NJ, 2.50% BANs, 2/25/2019	5,537,071
16,362,582		Union Township, NJ (Union County), 3.00% BANs, 2/5/2019	16,478,699
3,600,000		West Long Branch, NJ, 2.50% BANs, 12/14/2018	3,609,147
3,200,000		West Orange Township, NJ, 2.50% BANs, 12/21/2018	3,209,785
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$4,000,000		Willingboro Township, NJ, 2.25% BANs, 8/8/2018	$4,000,567
9,495,516		Wood-Ridge Borough, NJ, 2.50% BANs, 2/8/2019	9,537,021
		TOTAL	184,171,843
		New Mexico—0.1%
3,400,000		Albuquerque, NM IDRB (El Encanto, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.090%, 8/2/2018	3,400,000
150,000		Los Lunas Village, NM (Wall Colmonoy Corp.), (Series 1998) Weekly VRDNs (Bank of America N.A. LOC), 1.210%, 8/1/2018	150,000
		TOTAL	3,550,000
		New York—6.7%
3,372,529		Argyle, NY CSD, 3.00% BANs, 6/6/2019	3,400,509
11,979,694		Gananda, NY CSD, 3.00% BANs, 6/21/2019	12,099,762
4,675,000		Harrisville, NY CSD, 2.75% BANs, 6/28/2019	4,706,160
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs (FNMA LOC), 1.050%, 8/2/2018	5,590,000
9,795,095		Lyons, NY CSD, 2.75% BANs, 6/28/2019	9,869,177
3,775,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (Series 2018-XM0674) Weekly VRDNs (Bank of America N.A. LIQ), 1.090%, 8/2/2018	3,775,000
4,814,000		Madison, NY CSD, 2.00% BANs, 8/16/2018	4,815,563
4,105,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs (Citibank NA, New York LOC), 1.040%, 8/2/2018	4,105,000
6,385,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-1) Daily VRDNs (Bank of America N.A. LIQ), 1.490%, 8/1/2018	6,385,000
10,130,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-5) Daily VRDNs (Bank of America N.A. LIQ), 1.490%, 8/1/2018	10,130,000
1,500,000		New York City, NY, (Fiscal 2014 Series I, Subseries I-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.500%, 8/1/2018	1,500,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs (NatWest Markets PLC LOC), 1.050%, 8/1/2018	24,880,000
18,200,000		New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal (Waste Management, Inc.), (Series 2002B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.930%, 8/2/2018	18,200,000
9,305,000		New York State HFA (350 West 43rd Street), (2002 Series A) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.550%, 8/1/2018	9,305,000
25,000,000		New York State HFA (455 West 37th Street), (2007 Series A) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.550%, 8/1/2018	25,000,000
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$21,250,000		New York State HFA (Midtown West B LLC), (Series 2008A: 505 West 37th Street) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.550%, 8/1/2018	$21,250,000
10,300,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.540%, 8/1/2018	10,300,000
2,991,600		Oriskany, NY CSD, 2.75% BANs, 7/12/2019	3,012,384
2,600,000		Whitesboro, NY CSD, 2.75% BANs, 6/28/2019	2,618,485
		TOTAL	180,942,040
		North Carolina—1.1%
24,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.080%, 8/1/2018	24,100,000
30,000		Robeson County, NC Industrial Facilities & PCFA (Rempac Foam Corp.), (Series 1999) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.040%, 8/2/2018	30,000
6,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	6,800,000
		TOTAL	30,930,000
		North Dakota—1.1%
30,000,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2011) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.080%, 8/1/2018	30,000,000
		Ohio—2.7%
7,500,000		Akron, OH, 3.00% BANs, 12/12/2018	7,538,998
2,342,000		Bay Village, OH, 3.00% BANs, 6/7/2019	2,361,493
14,000,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Golden Blue (Series 2018-002) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	14,000,000
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	30,470,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	8,600,000
940,000		Summit County, OH IDA (AESCO, Inc.), (Series 2001) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.090%, 8/2/2018	940,000
320,000		Summit County, OH IDA (Wintek Ltd.), Variable Rate IDRB's (Series 1998A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.090%, 8/2/2018	320,000
2,630,000		Tiffin, OH, 3.00% BANs, 6/21/2019	2,652,879
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	7,000,000
		TOTAL	73,883,370
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oregon—1.5%
$20,000,000		Oregon State Housing and Community Services Department, (2015 Series C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.990%, 8/2/2018	$20,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.050%, 8/2/2018	10,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.050%, 8/2/2018	10,000,000
		TOTAL	40,000,000
		Pennsylvania—0.9%
2,955,000		Allegheny County, PA IDA (Carnegie Museums of Pittsburgh), (Series of 2002) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 0.980%, 8/2/2018	2,955,000
5,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	5,000,000
5,000,000		Butler County, PA General Authority (South Park School District), (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.000%, 8/2/2018	5,000,000
11,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 1.040%, 8/2/2018	11,000,000
		TOTAL	23,955,000
		Rhode Island—0.1%
3,205,000		Rhode Island State Health and Educational Building Corp. (CVS-Highlander Charter School, Inc.), (Series 2007) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.040%, 8/1/2018	3,205,000
		South Carolina—1.2%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.070%, 8/1/2018	10,500,000
10,000,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.070%, 8/1/2018	10,000,000
4,840,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/16/2018	4,840,000
6,000,000		Lexington County, SC School District No. 001 (South Carolina School District Credit Enhancement Program), Solar Eclipse (Series 2017-0058), 1.09% TOBs (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), Optional Tender 8/2/2018	6,000,000
1,305,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 1.140%, 8/2/2018	1,305,000
		TOTAL	32,645,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs (CoBank, ACB LOC), 1.050%, 8/2/2018	3,000,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—1.1%
$25,000,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs (GTD by Nucor Corp.), 1.070%, 8/1/2018	$25,000,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/3/2018	5,000,000
		TOTAL	30,000,000
		Texas—18.1%
9,950,000		Austin, TX Airport System (Austin, TX), (Series 2005-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.980%, 8/2/2018	9,950,000
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.040%, 8/1/2018	25,000,000
15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.040%, 8/1/2018	15,800,000
20,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.040%, 8/1/2018	20,000,000
2,950,000		Dalhart, TX Economic Development Corp. (Northside Farms LLC), (Series 2005) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.050%, 8/2/2018	2,100,000
4,760,000		Dallas-Fort Worth, TX International Airport, (Golden Blue Series 2018-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.170%, 8/2/2018	4,760,000
4,965,000		Dallas-Fort Worth, TX International Airport, Golden Blue 2018-011 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	4,965,000
20,275,000		El Paso County, TX Hospital District, (Series 2017-XM0525) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.090%, 8/2/2018	20,275,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Exxon Capital Ventures, Inc.), (Series 2003) Daily VRDNs (GTD by Exxon Mobil Corp.), 1.530%, 8/1/2018	7,000,000
14,070,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	14,070,000
11,200,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 1.540%, 8/1/2018	11,200,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.070%, 8/1/2018	4,000,000
31,140,000		Pasadena, TX ISD, (Series 2005-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.980%, 8/2/2018	31,140,000
12,500,000		Port Arthur Navigation District, TX IDC (Air Products & Chemicals, Inc.), (Series 2002) Weekly VRDNs, 0.960%, 8/1/2018	12,500,000
Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$68,625,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.040%, 8/1/2018	$68,625,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.080%, 8/1/2018	12,500,000
30,750,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.080%, 8/1/2018	30,750,000
33,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.080%, 8/1/2018	33,600,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.060%, 8/2/2018	15,000,000
128,650,000		Texas State, 4.00% TRANs, 8/30/2018	128,894,309
15,000,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.950%, 8/1/2018	15,000,000
		TOTAL	490,079,309
		Utah—0.0%
860,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs (Wells Fargo Bank Northwest, N.A. LOC), 1.090%, 8/2/2018	860,000
		Virginia—1.7%
15,725,000		Arlington County, VA IDA (Gates of Ballston Apartments), (Series 2005) Weekly VRDNs (PNC Bank, N.A. LOC), 1.000%, 8/1/2018	15,725,000
7,800,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs (FHLMC LOC), 1.000%, 8/2/2018	7,800,000
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 1.090%, 8/2/2018	3,100,000
8,700,000		King George County IDA, VA (Birchwood Power Partners, L.P.), (Series 1995) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.570%, 8/1/2018	8,700,000
9,300,000		King George County IDA, VA (Birchwood Power Partners, L.P.), (Series 1997) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.570%, 8/1/2018	9,300,000
2,200,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-2) Weekly VRDNs (Royal Bank of Canada LOC), 0.980%, 8/2/2018	2,200,000
		TOTAL	46,825,000
		Washington—1.4%
2,035,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.140%, 8/2/2018	2,035,000
4,960,000		Seattle, WA Drain & Wastewater, Solar Eclipse (2017-0028) Daily VRDNs (U.S. Bank, N.A. LIQ), 1.470%, 8/1/2018	4,960,000
2,310,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.050%, 8/2/2018	2,310,000
Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Washington—continued
$8,300,000		Washington State Housing Finance Commission (Inglenook Court LLC), (Series 1995) Weekly VRDNs (FHLMC LOC), 0.990%, 8/1/2018	$8,300,000
20,790,000		Washington State Housing Finance Commission (Merrill Gardens at Renton Centre, LLC), Series 2004A) Weekly VRDNs (FNMA LOC), 0.980%, 8/2/2018	20,790,000
		TOTAL	38,395,000
		West Virginia—0.2%
6,580,000		Wood County, WV County Commission (Waste Management of West Virginia, Inc.), (Series 2003A) Weekly VRDNs (Bank of America N.A. LOC), 0.940%, 8/1/2018	6,580,000
		Wisconsin—1.0%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.100%, 8/2/2018	1,000,000
1,160,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.140%, 8/2/2018	1,160,000
3,655,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs (FHLB of Des Moines LOC), 1.160%, 8/2/2018	3,655,000
22,000,000		Wisconsin State, Clippers (Series 2009-36), 1.12% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 9/6/2018	22,000,000
		TOTAL	27,815,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[2]	2,711,755,706
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	3,809,959
		TOTAL NET ASSETS—100%	$2,715,565,665
Securities that are subject to the federal alternative minimum tax (AMT) represent 61.2% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Annual Shareholder Report
17

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[3]
	2018[1]	2017[2]	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.002	0.000[4]	0.000[4]
Net realized gain	0.000[4]	0.001	0.000[4]	0.000[4]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.003	0.000[4]	0.000[4]
Less Distributions:
Distributions from net investment income	(0.007)	(0.002)	(0.000)[4]	(0.000)[4]
Distributions from net realized gain	(0.000)[4]	(0.001)	(0.000)[4]	—
TOTAL DISTRIBUTIONS	(0.007)	(0.003)	(0.000)[4]	(0.000)[4]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.77%	0.29%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	0.55%	0.61%	0.28%[7]	0.15%[8]
Net investment income	0.81%	0.23%	0.01%	0.01%[8]
Expense waiver/reimbursement[9]	0.10%	0.11%	0.53%	0.66%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$48,952	$0[10]	$0[10]	$0[10]
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
2	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
3	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.28% after taking into account this expense reduction.
8	Computed on an annualized basis.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
10	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.001	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.005)	(0.001)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.005)	(0.002)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.54%	0.17%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.78%	0.76%	0.53%[5]	0.15%[6]
Net investment income	0.46%	0.11%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.13%	0.16%	0.38%	0.76%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$40,219	$68,690	$56,319	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.53% after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.001	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.002	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.011)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.12%	0.72%	0.17%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.21%	0.21%	0.17%[3]	0.14%	0.16%
Net investment income	1.10%	0.64%	0.11%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.10%	0.11%	0.14%	0.16%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,163,568	$667,169	$1,003,993	$1,037,940	$1,242,908
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.004	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.005	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.008)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.87%	0.47%	0.08%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.46%	0.46%	0.25%[3]	0.14%	0.16%
Net investment income	0.84%	0.39%	0.03%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.10%	0.11%	0.31%	0.40%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$449,099	$369,709	$584,893	$726,226	$747,980
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.25% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.43%	0.11%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.90%	0.82%	0.33%[5]	0.15%[6]
Net investment income	0.35%	0.04%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.10%	0.19%	0.68%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$49,804	$88,884	$118,980	$15,750
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.33% after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.31%	0.07%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.02%	0.83%	0.30%[5]	0.15%[6]
Net investment income	0.30%	0.01%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.24%	0.45%	0.96%	1.11%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$328,142	$118,975	$210,967	$94,515
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.30% after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.006	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.007	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.02%	0.62%	0.13%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.31%	0.31%	0.18%[3]	0.14%	0.16%
Net investment income	1.01%	0.57%	0.05%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.10%	0.11%	0.23%	0.26%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$635,782	$255,216	$153,275	$450,631	$698,550
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.18% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities, at amortized cost and fair value		$2,711,755,706
Cash		540,333
Income receivable		9,985,266
Receivable for investments sold		2,402,344
Receivable for shares sold		4,346,307
TOTAL ASSETS		2,729,029,956
Liabilities:
Payable for investments purchased	$6,414,694
Payable for shares redeemed	6,072,209
Income distribution payable	301,183
Payable for investment adviser fee (Note 5)	7,402
Payable for administrative fee (Note 5)	5,967
Payable for distribution services fee (Note 5)	161,844
Payable for other service fees (Notes 2 and 5)	257,366
Accrued expenses (Note 5)	243,626
TOTAL LIABILITIES		13,464,291
Net assets for 2,715,575,195 shares outstanding		$2,715,565,665
Net Assets Consist of:
Paid-in capital		$2,715,554,884
Accumulated net realized gain		6,955
Undistributed net investment income		3,826
TOTAL NET ASSETS		$2,715,565,665
Annual Shareholder Report
26

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$48,952,239 ÷ 48,952,411 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$40,218,820 ÷ 40,218,961 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,163,568,111 ÷ 1,163,572,197 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$449,098,966 ÷ 449,100,540 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$49,803,623 ÷ 49,803,799 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$328,142,231 ÷ 328,143,382 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$635,781,675 ÷ 635,783,905 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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27

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest			$29,430,739
Expenses:
Investment adviser fee (Note 5)		$4,484,710
Administrative fee (Note 5)		1,795,654
Custodian fees		76,719
Transfer agent fee (Note 2)		508,451
Directors'/Trustees' fees (Note 5)		15,207
Auditing fees		23,150
Legal fees		19,592
Portfolio accounting fees		269,582
Distribution services fee (Note 5)		2,242,681
Other service fees (Notes 2 and 5)		2,602,929
Share registration costs		263,792
Printing and postage		57,089
Miscellaneous (Note 5)		24,831
TOTAL EXPENSES		12,384,387
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(2,267,279)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(451,431)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,718,710)
Net expenses			9,665,677
Net investment income			19,765,062
Net realized gain on investments			6,987
Change in net assets resulting from operations			$19,772,049
See Notes which are an integral part of the Financial Statements
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28

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,765,062	$7,180,749
Net realized gain	6,987	1,438,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,772,049	8,618,995
Distributions to Shareholders:
Distributions from net investment income
Automated Shares[1]	(379,528)	(0)[2]
Investment Shares	(232,819)	(67,766)
Wealth Shares	(10,707,835)	(4,007,891)
Service Shares	(3,482,255)	(1,676,312)
Cash II Shares	(253,539)	(36,942)
Cash Series Shares	(942,934)	(17,163)
Capital Shares	(3,766,152)	(1,373,181)
Distributions from net realized gain
Automated Shares[1]	(22,528)	(0)[2]
Investment Shares	(18,730)	(43,455)
Wealth Shares	(309,939)	(310,551)
Service Shares	(167,587)	(268,524)
Cash II Shares	(28,735)	(59,645)
Cash Series Shares	(143,471)	(145,111)
Capital Shares	(87,164)	(148,661)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,543,216)	(8,155,202)
Annual Shareholder Report
29

Statement of Changes in Net Assets–continued
Year Ended July 31	2018	2017
Share Transactions:
Proceeds from sale of shares	$6,915,209,584	$4,280,412,226
Net asset value of shares issued to shareholders in payment of distributions declared	16,431,149	5,517,266
Cost of shares redeemed	(5,783,946,758)	(4,846,178,630)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,147,693,975	(560,249,138)
Change in net assets	1,146,922,808	(559,785,345)
Net Assets:
Beginning of period	1,568,642,857	2,128,428,202
End of period (including undistributed net investment income of $3,826 and $3,826, respectively)	$2,715,565,665	$1,568,642,857
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
2	Represents less than $1.
See Notes which are an integral part of the Financial Statements
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30

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals, and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
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the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $2,718,710 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$41,065	$—
Investment Shares	51,421	—
Wealth Shares	24,244	—
Service Shares	10,442	(37)
Cash II Shares	62,568	—
Cash Series Shares	309,506	(82,326)
Capital Shares	9,205	(5)
TOTAL	$508,451	$(82,368)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
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Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$116,682	$—	$—
Investment Shares	125,456	—	—
Service Shares	1,038,666	—	—
Cash II Shares	178,369	—	—
Cash Series Shares	777,878	(3,994)	(7,690)
Capital Shares	365,878	—	—
TOTAL	$2,602,929	$(3,994)	$(7,690)
For the year ended July 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018[1]		2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	138,279,355	$138,279,355	—	$—
Shares issued to shareholders in payment of distributions declared	401,545	401,545	—	—
Shares redeemed	(89,728,589)	(89,728,589)	(—)	(—)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	48,952,311	$48,952,311	—	$—

Year Ended July 31	2018		2017
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	73,981,782	$73,981,782	96,537,283	$96,537,283
Shares issued to shareholders in payment of distributions declared	251,549	251,549	111,221	111,221
Shares redeemed	(102,671,062)	(102,671,062)	(84,303,177)	(84,303,177)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(28,437,731)	$ (28,437,731)	12,345,327	$12,345,327

Year Ended July 31	2018		2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,919,053,360	$2,919,053,360	2,278,067,077	$2,278,067,077
Shares issued to shareholders in payment of distributions declared	7,466,275	7,466,275	2,097,061	2,097,061
Shares redeemed	(2,429,793,107)	(2,429,793,107)	(2,617,171,233)	(2,617,171,233)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	496,726,528	$496,726,528	(337,007,095)	$(337,007,095)
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34

Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,474,353,125	$1,474,353,125	889,904,272	$889,904,272
Shares issued to shareholders in payment of distributions declared	3,148,427	3,148,427	1,694,175	1,694,175
Shares redeemed	(1,397,929,661)	(1,397,929,661)	(1,106,881,411)	(1,106,881,411)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	79,571,891	$79,571,891	(215,282,964)	$(215,282,964)

Year Ended July 31	2018		2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	75,426,732	$75,426,732	82,520,844	$82,520,844
Shares issued to shareholders in payment of distributions declared	273,407	273,407	96,023	96,023
Shares redeemed	(114,737,549)	(114,737,549)	(112,739,468)	(112,739,468)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(39,037,410)	$(39,037,410)	(30,122,601)	$(30,122,601)

Year Ended July 31	2018		2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,006,105,326	$1,006,105,326	391,070,412	$391,070,412
Shares issued to shareholders in payment of distributions declared	1,071,542	1,071,542	161,750	161,750
Shares redeemed	(797,950,473)	(797,950,473)	(483,252,753)	(483,252,753)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	209,226,395	$209,226,395	(92,020,591)	$(92,020,591)

Year Ended July 31	2018		2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,228,009,904	$1,228,009,904	542,312,338	$542,312,338
Shares issued to shareholders in payment of distributions declared	3,818,404	3,818,404	1,357,036	1,357,036
Shares redeemed	(851,136,317)	(851,136,317)	(441,830,588)	(441,830,588)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	380,691,991	$380,691,991	101,838,786	$101,838,786
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,147,693,975	$1,147,693,975	(560,249,138)	$(560,249,138)
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
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35

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Tax-exempt income	$19,765,062	$7,179,255
Ordinary income[1]	$536,971	$660,114
Long-term capital gains	$241,183	$315,833
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Distributions in excess of tax-exempt income	$(4,668)
Undistributed ordinary income[2]	$8,737
Undistributed long-term capital gains	$6,712
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2018, the Adviser voluntarily waived $2,267,279 of its fee and voluntarily reimbursed $82,368 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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36

Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Automated Shares, Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Automated Shares	0.25%
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Automated Shares	$114	$(46)
Investment Shares	125,562	(15,067)
Cash II Shares	250,098	—
Cash Series Shares	1,866,907	(342,266)
TOTAL	$2,242,681	$(357,379)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, FSC retained $452,614 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2018, FSSC received $1,663 and reimbursed $3,994 of the other service fees disclosed in Note 2.
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37

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,348,765,000 and $1,441,690,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $241,183.
For the year ended July 31, 2018, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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38

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Municipal Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the
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financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,004.40	$2.68
Investment Shares	$1,000	$1,003.20	$3.87
Wealth Shares	$1,000	$1,006.00	$1.04
Service Shares	$1,000	$1,004.80	$2.29
Cash II Shares	$1,000	$1,002.60	$4.47
Cash Series Shares	$1,000	$1,002.00	$5.06
Capital Shares	$1,000	$1,005.60	$1.54
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.10	$2.71
Investment Shares	$1,000	$1,020.90	$3.91
Wealth Shares	$1,000	$1,023.80	$1.05
Service Shares	$1,000	$1,022.50	$2.31
Cash II Shares	$1,000	$1,020.30	$4.51
Cash Series Shares	$1,000	$1,019.70	$5.11
Capital Shares	$1,000	$1,023.30	$1.56
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.54%
Investment Shares	0.78%
Wealth Shares	0.21%
Service Shares	0.46%
Cash II Shares	0.90%
Cash Series Shares	1.02%
Capital Shares	0.31%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Municipal Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
55

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
56

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450516 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Wealth | PCOXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	34.2%
Variable Rate Instruments	29.9%
Bank Instruments	17.8%
Corporate Bonds	0.3%
Other Repurchase Agreements and Repurchase Agreements	18.3%
Cash Equivalents[2]	0.3%
Other Assets and Liabilities—Net[3]	(0.8)%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.9%[5]
8 to 30 Days	22.3%
31 to 90 Days	29.7%
91 to 180 Days	3.4%
181 Days or more	1.5%
Other Assets and Liabilities—Net[3]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 25.0% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2018
Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT—7.7%
		Finance - Banking—7.7%
$22,000,000		BMO Harris Bank, N.A., 2.360%, 8/13/2018	$22,000,000
25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	25,000,000
50,500,000		Commonwealth Bank of Australia, 1.600%, 9/21/2018	50,500,000
25,000,000		Mizuho Bank Ltd., 2.260%, 8/29/2018	25,000,000
75,000,000		Mizuho Bank Ltd., 2.425% - 2.450%, 9/28/2018 - 10/22/2018	74,667,691
380,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.940% - 2.310%, 8/3/2018 - 10/5/2018	380,000,000
25,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.340%, 10/2/2018	24,899,849
40,000,000		Toronto Dominion Bank, 1.700%, 10/5/2018	39,879,297
60,000,000		Toronto Dominion Bank, 2.620%, 4/22/2019	60,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 1.570%, 9/14/2018	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	726,946,837
	[1]	COMMERCIAL PAPER—34.2%
		Aerospace/Auto—0.5%
50,000,000		Daimler Finance NA LLC, (GTD by Daimler AG), 2.460% - 2.501%, 1/15/2019 - 1/22/2019	49,419,923
		Finance - Banking—16.2%
49,801,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.104%, 8/16/2018	49,757,424
263,660,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.981% - 2.188%, 8/3/2018 - 9/11/2018	263,316,283
40,000,000		Banque et Caisse d'Epargne de L'Etat, 2.123%, 8/13/2018	39,972,000
48,600,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.636% - 2.817%, 9/14/2018 - 7/1/2019	48,004,867
212,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.294% - 2.314%, 8/1/2018 - 10/30/2018	211,142,197
256,400,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.951% - 2.054%, 8/1/2018 - 8/27/2018	256,274,282
50,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.303% - 2.313%, 9/4/2018 - 10/22/2018	49,814,959
200,000,000		N.V. Bank Nederlandse Gemeenten, 1.951%, 8/1/2018	200,000,000
360,000,000		Sumitomo Mitsui Banking Corp., 2.313% - 2.496%, 9/18/2018 - 12/27/2018	358,039,840
30,000,000		Toronto Dominion Bank, 1.760%, 10/22/2018	29,881,853
25,000,000		Toronto Dominion Bank, 2.295%, 9/19/2018	24,922,417
		TOTAL	1,531,126,122
Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Commercial—0.8%
$75,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.104%, 8/6/2018	$74,978,125
		Finance - Retail—10.0%
64,000,000		Barton Capital S.A., 2.054% - 2.158%, 8/21/2018 - 9/11/2018	63,888,958
78,500,000		CHARTA, LLC, 2.283%, 10/10/2018	78,153,510
20,000,000		Fairway Finance Co. LLC, 2.284%, 9/4/2018	19,957,122
30,000,000		Old Line Funding, LLC, 2.320, 10/19/2018	29,847,267
50,000,000		Old Line Funding, LLC, 2.360, 10/23/2018	49,727,944
25,000,000		Old Line Funding, LLC, 2.360, 10/26/2018	24,859,056
50,000,000		Old Line Funding, LLC, 2.400, 12/20/2018	49,530,000
25,000,000		Old Line Funding, LLC, 2.420, 12/6/2018	24,786,569
50,000,000		Old Line Funding, LLC, 2.107%, 10/1/2018	49,822,083
458,800,000		Sheffield Receivables Company LLC, 2.283% - 2.369%, 8/16/2018 - 11/6/2018	457,259,456
100,000,000		Starbird Funding Corp., 2.314%, 9/10/2018	99,744,445
		TOTAL	947,576,410
		Finance - Securities—4.7%
260,000,000		Anglesea Funding LLC, 2.333% - 2.518%, 10/1/2018 - 10/5/2018	258,928,114
100,000,000		Chesham Finance LLC Series III, 1.951%, 8/3/2018	99,989,167
80,000,000		Collateralized Commercial Paper Co. LLC, 1.917% - 2.672%, 9/7/2018 - 4/26/2019	79,142,122
		TOTAL	438,059,403
		Sovereign—2.0%
75,000,000		Caisse des Depots et Consignations (CDC), 2.263%, 8/29/2018	74,868,750
10,000,000		Erste Abwicklungsanstalt, 2.264%, 9/5/2018	9,978,125
100,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.243%, 8/27/2018	99,857,528
		TOTAL	184,704,403
		TOTAL COMMERCIAL PAPER	3,225,864,386
		CORPORATE BOND—0.3%
		Finance - Banking—0.3%
33,750,000	[2]	National Australia Bank Ltd., Melbourne, Series 144A, 2.559% (3-month USLIBOR +0.240%), 8/29/2019	33,807,139
	[2]	NOTES - VARIABLE—29.9%
		Finance - Banking—24.0%
25,000,000		Bank of Montreal, 2.296% (1-month USLIBOR +0.210%), 8/10/2018	25,000,000
22,000,000		Bank of Montreal, 2.332% (1-month USLIBOR +0.240%), 8/2/2018	22,000,000
60,000,000		Bank of Montreal, 2.344% (1-month USLIBOR +0.280%), 8/28/2018	60,000,000
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$65,000,000		Bank of Montreal, 2.386% (1-month USLIBOR +0.300%), 8/6/2018	$65,000,000
25,000,000		Bank of Montreal, 2.397% (1-month USLIBOR +0.300%), 8/7/2018	25,000,000
35,000,000		Bank of Montreal, 2.518% (1-month USLIBOR +0.440%), 8/13/2018	35,000,000
75,000,000		Bank of Montreal, 2.585% (3-month USLIBOR +0.250%), 9/18/2018	75,000,000
70,000,000		Bank of Nova Scotia, Toronto, 2.369% (1-month USLIBOR +0.300%), 8/24/2018	70,000,000
100,000,000		Bank of Nova Scotia, Toronto, 2.499% (3-month USLIBOR +0.160%), 10/8/2018	100,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.307% (1-month USLIBOR +0.220%), 8/6/2018	10,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.327% (1-month USLIBOR +0.230%), 8/9/2018	20,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.362% (1-month USLIBOR +0.270%), 8/1/2018	30,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.372% (1-month USLIBOR +0.290%), 7/12/2019	25,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.393% (1-month USLIBOR +0.320%), 8/17/2018	10,000,000
19,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.401% (1-month USLIBOR +0.320%), 8/23/2018	19,000,000
3,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.437% (1-month USLIBOR +0.340%), 8/7/2018	3,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.466% (3-month USLIBOR +0.130%), 9/21/2018	25,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.467% (3-month USLIBOR +0.130%), 10/9/2018	50,000,000
53,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.489% (3-month USLIBOR +0.150%), 10/15/2018	53,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.489% (3-month USLIBOR +0.150%), 10/29/2018	20,000,000
47,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.495% (3-month USLIBOR +0.170%), 9/20/2018	47,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.541% (3-month USLIBOR +0.220%), 9/10/2018	20,000,000
23,100,000		Canadian Imperial Bank of Commerce, 2.286% (1-month USLIBOR +0.200%), 8/6/2018	23,100,000
55,000,000		Canadian Imperial Bank of Commerce, 2.292% (1-month USLIBOR +0.200%), 8/2/2018	55,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.302% (1-month USLIBOR +0.230%), 8/28/2018	50,000,000
2,000,000		Canadian Imperial Bank of Commerce, 2.319% (1-month USLIBOR +0.240%), 8/20/2018	2,000,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$10,000,000		Canadian Imperial Bank of Commerce, 2.321% (1-month USLIBOR +0.240%), 8/22/2018	$10,000,000
38,000,000		Canadian Imperial Bank of Commerce, 2.327% (1-month USLIBOR +0.230%), 8/8/2018	38,000,000
10,000,000		Canadian Imperial Bank of Commerce, 2.387% (1-month USLIBOR +0.300%), 8/6/2018	10,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.461% (3-month USLIBOR +0.130%), 10/9/2018	50,000,000
30,000,000		Canadian Imperial Bank of Commerce, 2.466% (1-month USLIBOR +0.380%), 8/10/2018	30,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.480% (3-month USLIBOR +0.180%), 9/4/2018	50,000,000
7,450,000		Capital Markets Access Co. LC, West Broad Holdings, LLC, Series 2007, (Wells Fargo Bank, N.A. LOC), 2.030%, 8/2/2018	7,450,000
3,700,000		Charlotte Christian School, Series 1999, (Wells Fargo Bank, N.A. LOC), 2.120%, 8/1/2018	3,700,000
50,000,000		Commonwealth Bank of Australia, 2.262% (1-month USLIBOR +0.190%), 8/14/2018	49,999,389
50,000,000		Commonwealth Bank of Australia, 2.267% (1-month USLIBOR +0.200%), 8/13/2018	49,999,500
52,000,000		Commonwealth Bank of Australia, 2.332% (1-month USLIBOR +0.260%), 8/28/2018	52,000,000
4,955,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 2.080%, 8/2/2018	4,955,000
7,555,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.030%, 8/2/2018	7,555,000
3,010,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.000%, 8/2/2018	3,010,000
4,865,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.130%, 8/2/2018	4,865,000
16,320,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.080%, 8/2/2018	16,320,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.030%, 8/2/2018	3,000,000
1,250,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 2.000%, 8/2/2018	1,250,000
70,000,000		National Australia Bank Ltd., Melbourne, 2.517% (1-month USLIBOR +0.420%), 8/9/2018	70,000,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 2.080%, 8/2/2018	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank NA, New York LOC), 2.030%, 8/2/2018	29,435,000
4,280,000		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 2.000%, 8/1/2018	4,280,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$10,000,000		Royal Bank of Canada, 2.336% (1-month USLIBOR +0.250%), 8/6/2018	$10,000,000
50,000,000		Royal Bank of Canada, 2.347% (1-month USLIBOR +0.250%), 8/8/2018	50,000,000
10,000,000		Royal Bank of Canada, 2.605% (3-month USLIBOR +0.280%), 9/20/2018	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 2.030%, 8/2/2018	15,000,000
11,670,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond - RiverCentre Arena PJ Series 2009 A, (Wells Fargo Bank, N.A. LOC), 1.930%, 8/2/2018	11,670,000
5,925,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 2.030%, 8/2/2018	5,925,000
6,130,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.000%, 8/2/2018	6,130,000
25,000,000		Sumitomo Mitsui Banking Corp., 2.264% (1-month USLIBOR +0.200%), 8/28/2018	25,000,000
40,000,000		Sumitomo Mitsui Banking Corp., 2.332% (1-month USLIBOR +0.260%), 8/29/2018	40,000,000
25,000,000		Sumitomo Mitsui Banking Corp., 2.347% (1-month USLIBOR +0.250%), 8/9/2018	25,000,000
1,570,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 2.130%, 8/3/2018	1,570,000
100,000,000		Toronto Dominion Bank, 2.314% (1-month USLIBOR +0.250%), 8/27/2018	100,000,000
82,000,000		Toronto Dominion Bank, 2.367% (1-month USLIBOR +0.270%), 8/8/2018	82,000,000
60,000,000		Toronto Dominion Bank, 2.377% (1-month USLIBOR +0.280%), 8/8/2018	60,000,000
20,000,000		Toronto Dominion Bank, 2.476% (3-month USLIBOR +0.140%), 9/14/2018	20,000,000
30,000,000		Toronto Dominion Bank, 2.497% (3-month USLIBOR +0.150%), 10/23/2018	30,000,000
6,400,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 2.070%, 8/1/2018	6,400,000
36,000,000		Wells Fargo Bank, N.A., 2.287% (1-month USLIBOR +0.210%), 8/28/2018	36,000,000
7,000,000		Wells Fargo Bank, N.A., 2.292% (1-month USLIBOR +0.220%), 8/16/2018	6,998,258
26,000,000		Wells Fargo Bank, N.A., 2.296% (1-month USLIBOR +0.210%), 8/6/2018	26,000,000
30,000,000		Wells Fargo Bank, N.A., 2.323% (1-month USLIBOR +0.250%), 8/17/2018	30,000,000
Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$15,500,000		Wells Fargo Bank, N.A., 2.329% (1-month USLIBOR +0.250%), 8/20/2018	$15,497,535
30,000,000		Wells Fargo Bank, N.A., 2.336% (1-month USLIBOR +0.250%), 8/6/2018	30,000,000
25,000,000		Wells Fargo Bank, N.A., 2.490% (3-month USLIBOR +0.160%), 8/24/2018	25,000,000
20,000,000		Wells Fargo Bank, N.A., 2.517% (3-month USLIBOR +0.180%), 9/27/2018	20,000,000
10,000,000		Wells Fargo Bank, N.A., 2.521% (3-month USLIBOR +0.200%), 9/10/2018	10,000,000
20,000,000		Wells Fargo Bank, N.A., 2.546% (3-month USLIBOR +0.210%), 10/17/2018	20,000,000
43,000,000		Westpac Banking Corp. Ltd., Sydney, 2.320% (1-month USLIBOR +0.230%), 8/3/2018	43,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.349% (1-month USLIBOR +0.280%), 8/24/2018	25,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.374% (1-month USLIBOR +0.300%), 8/13/2018	25,000,000
		TOTAL	2,265,779,682
		Finance - Retail—0.5%
50,000,000		Old Line Funding, LLC, 2.581% (1-month USLIBOR +0.500%), 8/22/2018	50,000,000
		Finance - Securities—4.2%
25,000,000		Anglesea Funding LLC, 2.397% (1-month USLIBOR +0.320%), 8/28/2018	25,000,000
25,000,000		Anglesea Funding LLC, 2.414% (1-month USLIBOR +0.350%), 8/27/2018	25,000,000
25,000,000		Anglesea Funding LLC, 2.429% (1-month USLIBOR +0.350%), 8/20/2018	25,000,000
25,000,000		Anglesea Funding LLC, 2.536% (1-month USLIBOR +0.450%), 8/6/2018	25,000,000
45,000,000		Collateralized Commercial Paper Co. LLC, 2.350% (1-month USLIBOR +0.280%), 8/27/2018	45,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, 2.426% (3-month USLIBOR +0.100%), 9/17/2018	25,000,000
40,000,000		Collateralized Commercial Paper Co. LLC, 2.443% (3-month USLIBOR +0.110%), 10/18/2018	40,000,000
30,000,000		Collateralized Commercial Paper Co. LLC, 2.449% (3-month USLIBOR +0.110%), 10/5/18	30,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, 2.457% (3-month USLIBOR +0.110%), 10/22/2018	25,000,000
Annual Shareholder Report
7

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$45,000,000		Collateralized Commercial Paper Co. LLC, 2.469% (3-month USLIBOR +0.130%), 10/15/2018	$45,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, 2.545% (3-month USLIBOR +0.220%), 9/20/2018	20,000,000
20,000,000		Collateralized Commercial Paper II Co. LLC, 2.358% (1-month USLIBOR +0.280%), 8/13/2018	20,000,000
25,000,000		Collateralized Commercial Paper II Co. LLC, 2.488% (3-month USLIBOR +0.170%), 8/30/2018	25,000,000
10,000,000		Collateralized Commercial Paper II Co. LLC, 2.503% (3-month USLIBOR +0.160%), 10/4/2018	10,000,000
7,000,000		Collateralized Commercial Paper II Co. LLC, 2.522% (1-month USLIBOR +0.430%), 8/2/2018	7,000,000
2,000,000		Collateralized Commercial Paper II Co. LLC, 2.522% (1-month USLIBOR +0.430%), 8/2/2018	2,000,000
7,500,000		Collateralized Commercial Paper II Co. LLC, 2.536% (3-month USLIBOR +0.200%), 9/28/2018	7,500,000
		TOTAL	401,500,000
		Government Agency—1.2%
2,150,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 2.030%, 8/2/2018	2,150,000
18,050,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 2.080%, 8/1/2018	18,050,000
7,420,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 2.030%, 8/2/2018	7,420,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	4,000,000
375,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 2.380%, 8/2/2018	375,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 2.030%, 8/2/2018	6,740,000
23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	23,820,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	7,450,000
20,400,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	20,400,000
13,600,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-B, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	13,600,000
		TOTAL	109,005,000
		TOTAL NOTES—VARIABLE	2,826,284,682
Annual Shareholder Report
8

Principal Amount or Shares		Value
	TIME DEPOSITS—10.1%
	Finance - Banking—10.1%
$350,000,000	ABN Amro Bank NV, 1.950%, 8/3/2018 - 8/6/2018	$350,000,000
200,000,000	DNB Bank ASA, 1.870%, 8/1/2018	200,000,000
300,000,000	Nordea Bank AB, 1.880%, 8/1/2018	300,000,000
100,000,000	Northern Trust Co., Chicago, IL, 1.840%, 8/1/2018	100,000,000
	TOTAL TIME DEPOSITS	950,000,000
	Investment Company—0.3%
26,997,500	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[3] (IDENTIFIED COST $27,000,200)	27,000,200
	OTHER REPURCHASE AGREEMENTS—9.2%
	Finance - Banking—9.2%
80,000,000	BMO Capital Markets Corp., 2.01%, dated 7/31/2018, interest in a $130,000,000 collateralized loan agreement will repurchase securities provided as collateral for $130,007,258 on 8/1/2018, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $132,607,404 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
50,000,000	Citigroup Global Markets, Inc., 3.05%, dated 2/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,150,104 on 8/1/2018, in which corporate bonds and U.S. Treasury note with a market value of $76,693,739 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	Citigroup Global Markets, Inc., 3.10%, dated 2/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,259,986 on 8/1/2018, in which collateralized mortgage obligations with a market value of $148,280,648 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	HSBC Securities (USA), Inc., 2.01%, dated 7/31/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $145,008,096 on 8/1/2018, in which asset-backed securities with a market value of $147,900,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
45,000,000	HSBC Securities (USA), Inc., 2.01%, dated 7/31/2018, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,005,025 on 8/1/2018, in which corporate bonds and medium-term notes with a market value of $91,800,001 have been received as collateral and held with JPMorgan Chase as tri-party agent.	45,000,000
Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$106,167,000	HSBC Securities (USA), Inc., 2.11%, dated 7/31/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,019,342 on 8/1/2018, in which asset-backed securities, corporate bonds, medium-term notes, sovereign security and U.S. Treasury securities with a market value of $336,600,001 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$106,167,000
52,000,000	ING Financial Markets LLC, 2.01%, dated 7/31/2018, interest in a $152,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,008,487 on 8/1/2018, in which corporate bonds and medium-term notes with a market value of $155,048,709 have been received as collateral and held with JPMorgan Chase as tri-party agent.	52,000,000
36,000,000	ING Financial Markets LLC, 2.06%, dated 7/31/2018, interest in a $136,000,000 collateralized loan agreement will repurchase securities provided as collateral for $136,007,782 on 8/1/2018, in which corporate bonds, medium-term notes and sovereign securities with a market value of $138,850,493 have been received as collateral and held with JPMorgan Chase as tri-party agent.	36,000,000
100,000,000	MUFG Securities Americas, Inc., 2.11%, dated 7/16/2018, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,140,667 on 8/1/2018, in which common stocks, convertible bonds and exchange-traded fund with a market value of $153,143,500 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
95,000,000	MUFG Securities Americas, Inc., 2.11%, dated 7/31/2018, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,017,583 on 8/1/2018, in which American depository receipt, asset-backed securities, common stocks, corporate bonds and municipal bonds with a market value of $306,018,395 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
50,000,000	Mizuho Securities USA, Inc., 2.16%, dated 7/26/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,084,000 on 8/9/2018 in which common stocks with a market value of $102,036,740 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
94,000,000	Mizuho Securities USA, Inc., 2.92%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,778,667 on 9/11/2018 in which collateralized mortgage obligations and corporate bonds with a market value of $163,451,510 have been received as collateral and held with BNY Mellon as tri-party agent.	94,000,000
Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$60,000,000	Wells Fargo Securities LLC, 2.79%, dated 7/27/2018, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,662,625 on 10/25/2018 in which collateralized mortgage obligations and municipal bonds with a market value of $96,937,661 have been received as collateral and held with BNY Mellon as tri-party agent.	$60,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	868,167,000
	REPURCHASE AGREEMENTS—9.1%
	Finance - Banking—9.1%
256,000,000	Interest in $2,200,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Natixis Financial Products LLC, will repurchase securities provided as collateral for $2,200,117,944 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2060 and the market value of those underlying securities was $2,253,616,764.	256,000,000
601,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Sumitomo Mitsui Banking Corp., will repurchase securities provided as collateral for $3,000,160,833 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $3,061,292,789.	601,000,000
	TOTAL REPURCHASE AGREEMENTS	857,000,000
	TOTAL INVESTMENT IN SECURITIES—100.8% (AMORTIZED AND IDENTIFIED COST $9,515,070,244)[4]	9,515,070,244
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(78,784,485)
	TOTAL NET ASSETS—100%	$9,436,285,759
Annual Shareholder Report
11

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	—
Purchases/Additions	26,997,500
Sales/Reductions	—
Balance of Shares Held 7/31/2018	26,997,500
Value	$27,000,200
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gains/(Loss)	$—
Dividend Income	$311,154
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
12

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Certificates of Deposit	$—	$726,946,837	$—	$726,946,837
Commercial Paper	—	3,225,864,386	—	3,225,864,386
Corporate Bonds	—	33,807,139	—	33,807,139
Notes—Variable	—	2,826,284,682	—	2,826,284,682
Time Deposits	—	950,000,000	—	950,000,000
Other Repurchase Agreements	—	868,167,000	—	868,167,000
Repurchase Agreements	—	857,000,000	—	857,000,000
Investment Company	27,000,200	—	—	27,000,200
TOTAL SECURITIES	$27,000,200	$9,488,070,044	$—	$9,515,070,244
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London InterBank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.008	0.003	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.008	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.015)	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.015)	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.53%	0.75%	0.27%	0.05%	0.03%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income	1.56%	0.71%	0.26%	0.05%	0.03%
Expense waiver/reimbursement[3]	0.13%	0.13%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,770,600	$2,868,583	$6,447,093	$10,562,802	$10,709,538
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in repurchase agreements and other repurchase agreements	$1,725,167,000
Investment in securities, including $27,000,200 of investment in an affiliated holding	7,789,903,244
Investment in securities, at value (identified cost $9,515,070,244)		$9,515,070,244
Income receivable		6,601,798
Income receivable from affiliated holdings		44,650
Receivable for shares sold		37,778,286
TOTAL ASSETS		9,559,494,978
Liabilities:
Payable for investments purchased	$83,782,785
Payable for shares redeemed	35,659,258
Bank overdraft	27,632
Income distribution payable	1,721,762
Payable for investment advisor fee (Note 5)	19,335
Payable for administrative fees (Note 5)	20,702
Payable for distribution services fee (Note 5)	330,021
Payable for other service fees (Notes 2 and 5)	716,473
Accrued expenses (Note 5)	931,251
TOTAL LIABILITIES		123,209,219
Net assets for 9,436,286,702 shares outstanding		$9,436,285,759
Net Assets Consist of:
Paid-in capital		$9,436,277,786
Accumulated net realized gain		4,255
Undistributed net investment income		3,718
TOTAL NET ASSETS		$9,436,285,759
Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$376,107,021 ÷ 376,107,059 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$42,390,038 ÷ 42,390,042 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$5,770,599,715 ÷ 5,770,600,290 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,799,914,286 ÷ 1,799,914,467 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$998,683,345 ÷ 998,683,445 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$29,911,225 ÷ 29,911,228 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$398,851,590 ÷ 398,851,630 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$19,828,539 ÷ 19,828,541 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest			$126,558,434
Dividends received from an affiliated holding (see footnotes to Portfolio of Investments)			311,154
TOTAL INCOME			126,869,588
Expenses:
Investment adviser fee (Note 5)		$14,489,580
Administrative fee (Note 5)		5,800,603
Custodian fees		292,416
Transfer agent fee (Note 2)		3,767,630
Directors'/Trustees' fees (Note 5)		52,910
Auditing fees		24,625
Legal fees		8,786
Portfolio accounting fees		270,493
Distribution services fee (Note 5)		4,318,316
Other service fees (Notes 2 and 5)		7,634,195
Share registration costs		346,900
Printing and postage		348,645
Miscellaneous (Note 5)		129,577
TOTAL EXPENSES		37,484,676
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(9,343,108)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(53,631)
TOTAL WAIVERS AND REIMBURSEMENTS		(9,396,739)
Net expenses			28,087,937
Net investment income			98,781,651
Net realized gain on investments			4,318
Change in net assets resulting from operations			$98,785,969
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$98,781,651	$31,892,392
Net realized gain	4,318	35,928
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	98,785,969	31,928,320
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(4,458,961)	(1,924,874)
Class R Shares	(254,174)	(26,972)
Wealth Shares	(62,091,162)	(19,832,875)
Service Shares	(17,975,674)	(6,409,299)
Cash II Shares	(8,908,070)	(2,026,304)
Cash Series Shares	(210,549)	(39,311)
Capital Shares	(4,748,924)	(1,598,954)
Trust Shares	(134,344)	(52,139)
Distributions from net realized gain
Automated Shares	(531)	(3,333)
Class R Shares	(72)	(942)
Wealth Shares	(4,921)	(15,632)
Service Shares	(1,830)	(7,720)
Cash II Shares	(1,772)	(7,151)
Cash Series Shares	(39)	(2,387)
Capital Shares	(396)	(2,404)
Trust Shares	(19)	(251)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(98,791,438)	(31,950,548)
Annual Shareholder Report
18

Statement of Changes in Net Assets–continued
Year Ended July 31	2018	2017
Share Transactions:
Proceeds from sale of shares	17,513,771,296	15,495,395,612
Net asset value of shares issued to shareholders in payment of distributions declared	82,970,924	22,215,752
Cost of shares redeemed	(14,082,858,419)	(23,022,049,880)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,513,883,801	(7,504,438,516)
Change in net assets	3,513,878,332	(7,504,460,744)
Net Assets:
Beginning of period	5,922,407,427	13,426,868,171
End of period (including undistributed net investment income of $3,718 and $3,925, respectively)	$9,436,285,759	$5,922,407,427
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
July 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. The Financial Highlights of the Automated Shares, Class R Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at that fund's NAV, which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report
20

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
21

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $9,396,739 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$327,969	$—
Class R Shares	129,114	—
Wealth Shares	1,309,862	(108)
Service Shares	454,730	—
Cash II Shares	1,410,834	—
Cash Series Shares	23,735	—
Capital Shares	107,063	—
Trust Shares	4,323	—
TOTAL	$3,767,630	$(108)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
22

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $82,976 of other service fees for the year ended July 31, 2018. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Automated Shares	$919,690	$—
Class R Shares	111,105	—
Service Shares	3,400,709	—
Cash II Shares	2,772,742	—
Cash Series Shares	72,728	—
Capital Shares	324,960	(1,641)
Trust Shares	32,261	—
TOTAL	$7,634,195	$(1,641)
For the year ended July 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	575,364,769	$575,364,769	800,439,237	$800,439,237
Shares issued to shareholders in payment of distributions declared	4,359,773	4,359,773	1,864,443	1,864,443
Shares redeemed	(549,630,302)	(549,633,990)	(1,556,512,891)	(1,556,512,891)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	30,094,240	30,090,552	(754,209,211)	(754,209,211)
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Year Ended July 31	2018		2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	24,222,010	$24,222,010	59,023,688	$59,023,688
Shares issued to shareholders in payment of distributions declared	251,236	251,236	27,334	27,334
Shares redeemed	(33,141,669)	(33,141,776)	(239,214,264)	(239,214,264)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(8,668,423)	(8,668,530)	(180,163,242)	(180,163,242)

Year Ended July 31	2018		2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	9,716,640,608	$9,716,641,691	8,790,671,857	$8,790,671,857
Shares issued to shareholders in payment of distributions declared	47,982,485	47,982,485	11,352,426	11,352,426
Shares redeemed	(6,862,603,466)	(6,862,603,466)	(12,380,523,610)	(12,380,523,610)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	2,902,019,627	2,902,020,710	(3,578,499,327)	(3,578,499,327)

Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,575,841,156	$4,575,843,403	2,735,899,479	$2,735,899,479
Shares issued to shareholders in payment of distributions declared	16,931,602	16,931,602	5,964,035	5,964,035
Shares redeemed	(4,008,195,569)	(4,008,195,569)	(3,571,141,035)	(3,571,141,035)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	584,577,189	584,579,436	(829,277,521)	(829,277,521)

Year Ended July 31	2018		2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,657,905,578	$1,657,906,832	1,696,957,399	$1,696,957,399
Shares issued to shareholders in payment of distributions declared	8,851,845	8,851,845	2,016,826	2,016,826
Shares redeemed	(1,864,340,889)	(1,864,340,889)	(1,980,474,203)	(1,980,474,203)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(197,583,466)	(197,582,212)	(281,499,978)	(281,499,978)
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Year Ended July 31	2018		2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	123,691,470	$123,691,507	201,457,025	$201,457,025
Shares issued to shareholders in payment of distributions declared	201,666	201,666	39,351	39,351
Shares redeemed	(122,346,583)	(122,346,583)	(645,241,018)	(645,241,018)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	1,546,553	1,546,590	(443,744,642)	(443,744,642)

Year Ended July 31	2018		2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	823,065,682	$823,065,682	1,159,289,065	$1,159,289,065
Shares issued to shareholders in payment of distributions declared	4,258,589	4,258,589	900,323	900,323
Shares redeemed	(632,066,879)	(632,067,703)	(2,526,716,120)	(2,526,716,120)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	195,257,392	195,256,568	(1,366,526,732)	(1,366,526,732)

Year Ended July 31	2018		2017
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	17,035,402	$17,035,402	51,657,862	$51,657,862
Shares issued to shareholders in payment of distributions declared	133,728	133,728	51,014	51,014
Shares redeemed	(10,528,441)	(10,528,443)	(122,226,739)	(122,226,739)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	6,640,689	6,640,687	(70,517,863)	(70,517,863)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,513,883,801	3,513,883,801	(7,504,438,516)	(7,504,438,516)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$98,786,702	$31,950,548
Long-term capital gains	$4,736	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$7,973
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2018, the Adviser voluntarily waived $9,314,165 of its fee and voluntarily reimbursed $108 of transfer agent fees.
The Adviser has agreed to waive their fee and/or reimburse the Fund for certain investment adviser fees and other operating expenses as a result of transactions in other affiliated investment companies. For the year ended July 31, 2018, the Adviser waived and/or reimbursed $28,943.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$227,907	$(22,791)
Cash II Shares	3,883,242	—
Cash Series Shares	174,548	(29,091)
Trust Shares	32,619	—
TOTAL	$4,318,316	$(51,882)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, FSC retained $232,471 fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2018, FSSC received $39,730 and reimbursed $1,641 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of fees and expenses of the investments in affiliated funds paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next
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effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $5,900,000.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the year ended July 31, 2018, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $4,736.
For the fiscal year ended July 31, 2018, 84.96% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and the Wealth Class Shareholders of Federated Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Cash Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,008.90	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the
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compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453566 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Service | PRCXX	Cash II | PCDXX	Cash Series | PTSXX
	Capital | PCCXX	Trust | PTTXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	34.2%
Variable Rate Instruments	29.9%
Bank Instruments	17.8%
Corporate Bonds	0.3%
Other Repurchase Agreements and Repurchase Agreements	18.3%
Cash Equivalents[2]	0.3%
Other Assets and Liabilities—Net[3]	(0.8)%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.9%[5]
8 to 30 Days	22.3%
31 to 90 Days	29.7%
91 to 180 Days	3.4%
181 Days or more	1.5%
Other Assets and Liabilities—Net[3]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 25.0% of the Fund's portfolio.
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Portfolio of Investments
July 31, 2018
Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT—7.7%
		Finance - Banking—7.7%
$22,000,000		BMO Harris Bank, N.A., 2.360%, 8/13/2018	$22,000,000
25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	25,000,000
50,500,000		Commonwealth Bank of Australia, 1.600%, 9/21/2018	50,500,000
25,000,000		Mizuho Bank Ltd., 2.260%, 8/29/2018	25,000,000
75,000,000		Mizuho Bank Ltd., 2.425% - 2.450%, 9/28/2018 - 10/22/2018	74,667,691
380,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.940% - 2.310%, 8/3/2018 - 10/5/2018	380,000,000
25,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.340%, 10/2/2018	24,899,849
40,000,000		Toronto Dominion Bank, 1.700%, 10/5/2018	39,879,297
60,000,000		Toronto Dominion Bank, 2.620%, 4/22/2019	60,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 1.570%, 9/14/2018	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	726,946,837
	[1]	COMMERCIAL PAPER—34.2%
		Aerospace/Auto—0.5%
50,000,000		Daimler Finance NA LLC, (GTD by Daimler AG), 2.460% - 2.501%, 1/15/2019 - 1/22/2019	49,419,923
		Finance - Banking—16.2%
49,801,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.104%, 8/16/2018	49,757,424
263,660,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.981% - 2.188%, 8/3/2018 - 9/11/2018	263,316,283
40,000,000		Banque et Caisse d'Epargne de L'Etat, 2.123%, 8/13/2018	39,972,000
48,600,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.636% - 2.817%, 9/14/2018 - 7/1/2019	48,004,867
212,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.294% - 2.314%, 8/1/2018 - 10/30/2018	211,142,197
256,400,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.951% - 2.054%, 8/1/2018 - 8/27/2018	256,274,282
50,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.303% - 2.313%, 9/4/2018 - 10/22/2018	49,814,959
200,000,000		N.V. Bank Nederlandse Gemeenten, 1.951%, 8/1/2018	200,000,000
360,000,000		Sumitomo Mitsui Banking Corp., 2.313% - 2.496%, 9/18/2018 - 12/27/2018	358,039,840
30,000,000		Toronto Dominion Bank, 1.760%, 10/22/2018	29,881,853
25,000,000		Toronto Dominion Bank, 2.295%, 9/19/2018	24,922,417
		TOTAL	1,531,126,122
Annual Shareholder Report
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Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Commercial—0.8%
$75,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.104%, 8/6/2018	$74,978,125
		Finance - Retail—10.0%
64,000,000		Barton Capital S.A., 2.054% - 2.158%, 8/21/2018 - 9/11/2018	63,888,958
78,500,000		CHARTA, LLC, 2.283%, 10/10/2018	78,153,510
20,000,000		Fairway Finance Co. LLC, 2.284%, 9/4/2018	19,957,122
30,000,000		Old Line Funding, LLC, 2.320, 10/19/2018	29,847,267
50,000,000		Old Line Funding, LLC, 2.360, 10/23/2018	49,727,944
25,000,000		Old Line Funding, LLC, 2.360, 10/26/2018	24,859,056
50,000,000		Old Line Funding, LLC, 2.400, 12/20/2018	49,530,000
25,000,000		Old Line Funding, LLC, 2.420, 12/6/2018	24,786,569
50,000,000		Old Line Funding, LLC, 2.107%, 10/1/2018	49,822,083
458,800,000		Sheffield Receivables Company LLC, 2.283% - 2.369%, 8/16/2018 - 11/6/2018	457,259,456
100,000,000		Starbird Funding Corp., 2.314%, 9/10/2018	99,744,445
		TOTAL	947,576,410
		Finance - Securities—4.7%
260,000,000		Anglesea Funding LLC, 2.333% - 2.518%, 10/1/2018 - 10/5/2018	258,928,114
100,000,000		Chesham Finance LLC Series III, 1.951%, 8/3/2018	99,989,167
80,000,000		Collateralized Commercial Paper Co. LLC, 1.917% - 2.672%, 9/7/2018 - 4/26/2019	79,142,122
		TOTAL	438,059,403
		Sovereign—2.0%
75,000,000		Caisse des Depots et Consignations (CDC), 2.263%, 8/29/2018	74,868,750
10,000,000		Erste Abwicklungsanstalt, 2.264%, 9/5/2018	9,978,125
100,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.243%, 8/27/2018	99,857,528
		TOTAL	184,704,403
		TOTAL COMMERCIAL PAPER	3,225,864,386
		CORPORATE BOND—0.3%
		Finance - Banking—0.3%
33,750,000	[2]	National Australia Bank Ltd., Melbourne, Series 144A, 2.559% (3-month USLIBOR +0.240%), 8/29/2019	33,807,139
	[2]	NOTES - VARIABLE—29.9%
		Finance - Banking—24.0%
25,000,000		Bank of Montreal, 2.296% (1-month USLIBOR +0.210%), 8/10/2018	25,000,000
22,000,000		Bank of Montreal, 2.332% (1-month USLIBOR +0.240%), 8/2/2018	22,000,000
60,000,000		Bank of Montreal, 2.344% (1-month USLIBOR +0.280%), 8/28/2018	60,000,000
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$65,000,000		Bank of Montreal, 2.386% (1-month USLIBOR +0.300%), 8/6/2018	$65,000,000
25,000,000		Bank of Montreal, 2.397% (1-month USLIBOR +0.300%), 8/7/2018	25,000,000
35,000,000		Bank of Montreal, 2.518% (1-month USLIBOR +0.440%), 8/13/2018	35,000,000
75,000,000		Bank of Montreal, 2.585% (3-month USLIBOR +0.250%), 9/18/2018	75,000,000
70,000,000		Bank of Nova Scotia, Toronto, 2.369% (1-month USLIBOR +0.300%), 8/24/2018	70,000,000
100,000,000		Bank of Nova Scotia, Toronto, 2.499% (3-month USLIBOR +0.160%), 10/8/2018	100,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.307% (1-month USLIBOR +0.220%), 8/6/2018	10,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.327% (1-month USLIBOR +0.230%), 8/9/2018	20,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.362% (1-month USLIBOR +0.270%), 8/1/2018	30,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.372% (1-month USLIBOR +0.290%), 7/12/2019	25,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.393% (1-month USLIBOR +0.320%), 8/17/2018	10,000,000
19,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.401% (1-month USLIBOR +0.320%), 8/23/2018	19,000,000
3,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.437% (1-month USLIBOR +0.340%), 8/7/2018	3,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.466% (3-month USLIBOR +0.130%), 9/21/2018	25,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.467% (3-month USLIBOR +0.130%), 10/9/2018	50,000,000
53,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.489% (3-month USLIBOR +0.150%), 10/15/2018	53,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.489% (3-month USLIBOR +0.150%), 10/29/2018	20,000,000
47,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.495% (3-month USLIBOR +0.170%), 9/20/2018	47,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.541% (3-month USLIBOR +0.220%), 9/10/2018	20,000,000
23,100,000		Canadian Imperial Bank of Commerce, 2.286% (1-month USLIBOR +0.200%), 8/6/2018	23,100,000
55,000,000		Canadian Imperial Bank of Commerce, 2.292% (1-month USLIBOR +0.200%), 8/2/2018	55,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.302% (1-month USLIBOR +0.230%), 8/28/2018	50,000,000
2,000,000		Canadian Imperial Bank of Commerce, 2.319% (1-month USLIBOR +0.240%), 8/20/2018	2,000,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$10,000,000		Canadian Imperial Bank of Commerce, 2.321% (1-month USLIBOR +0.240%), 8/22/2018	$10,000,000
38,000,000		Canadian Imperial Bank of Commerce, 2.327% (1-month USLIBOR +0.230%), 8/8/2018	38,000,000
10,000,000		Canadian Imperial Bank of Commerce, 2.387% (1-month USLIBOR +0.300%), 8/6/2018	10,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.461% (3-month USLIBOR +0.130%), 10/9/2018	50,000,000
30,000,000		Canadian Imperial Bank of Commerce, 2.466% (1-month USLIBOR +0.380%), 8/10/2018	30,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.480% (3-month USLIBOR +0.180%), 9/4/2018	50,000,000
7,450,000		Capital Markets Access Co. LC, West Broad Holdings, LLC, Series 2007, (Wells Fargo Bank, N.A. LOC), 2.030%, 8/2/2018	7,450,000
3,700,000		Charlotte Christian School, Series 1999, (Wells Fargo Bank, N.A. LOC), 2.120%, 8/1/2018	3,700,000
50,000,000		Commonwealth Bank of Australia, 2.262% (1-month USLIBOR +0.190%), 8/14/2018	49,999,389
50,000,000		Commonwealth Bank of Australia, 2.267% (1-month USLIBOR +0.200%), 8/13/2018	49,999,500
52,000,000		Commonwealth Bank of Australia, 2.332% (1-month USLIBOR +0.260%), 8/28/2018	52,000,000
4,955,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 2.080%, 8/2/2018	4,955,000
7,555,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.030%, 8/2/2018	7,555,000
3,010,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.000%, 8/2/2018	3,010,000
4,865,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.130%, 8/2/2018	4,865,000
16,320,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.080%, 8/2/2018	16,320,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.030%, 8/2/2018	3,000,000
1,250,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 2.000%, 8/2/2018	1,250,000
70,000,000		National Australia Bank Ltd., Melbourne, 2.517% (1-month USLIBOR +0.420%), 8/9/2018	70,000,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 2.080%, 8/2/2018	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank NA, New York LOC), 2.030%, 8/2/2018	29,435,000
4,280,000		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 2.000%, 8/1/2018	4,280,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$10,000,000		Royal Bank of Canada, 2.336% (1-month USLIBOR +0.250%), 8/6/2018	$10,000,000
50,000,000		Royal Bank of Canada, 2.347% (1-month USLIBOR +0.250%), 8/8/2018	50,000,000
10,000,000		Royal Bank of Canada, 2.605% (3-month USLIBOR +0.280%), 9/20/2018	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 2.030%, 8/2/2018	15,000,000
11,670,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond - RiverCentre Arena PJ Series 2009 A, (Wells Fargo Bank, N.A. LOC), 1.930%, 8/2/2018	11,670,000
5,925,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 2.030%, 8/2/2018	5,925,000
6,130,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.000%, 8/2/2018	6,130,000
25,000,000		Sumitomo Mitsui Banking Corp., 2.264% (1-month USLIBOR +0.200%), 8/28/2018	25,000,000
40,000,000		Sumitomo Mitsui Banking Corp., 2.332% (1-month USLIBOR +0.260%), 8/29/2018	40,000,000
25,000,000		Sumitomo Mitsui Banking Corp., 2.347% (1-month USLIBOR +0.250%), 8/9/2018	25,000,000
1,570,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 2.130%, 8/3/2018	1,570,000
100,000,000		Toronto Dominion Bank, 2.314% (1-month USLIBOR +0.250%), 8/27/2018	100,000,000
82,000,000		Toronto Dominion Bank, 2.367% (1-month USLIBOR +0.270%), 8/8/2018	82,000,000
60,000,000		Toronto Dominion Bank, 2.377% (1-month USLIBOR +0.280%), 8/8/2018	60,000,000
20,000,000		Toronto Dominion Bank, 2.476% (3-month USLIBOR +0.140%), 9/14/2018	20,000,000
30,000,000		Toronto Dominion Bank, 2.497% (3-month USLIBOR +0.150%), 10/23/2018	30,000,000
6,400,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 2.070%, 8/1/2018	6,400,000
36,000,000		Wells Fargo Bank, N.A., 2.287% (1-month USLIBOR +0.210%), 8/28/2018	36,000,000
7,000,000		Wells Fargo Bank, N.A., 2.292% (1-month USLIBOR +0.220%), 8/16/2018	6,998,258
26,000,000		Wells Fargo Bank, N.A., 2.296% (1-month USLIBOR +0.210%), 8/6/2018	26,000,000
30,000,000		Wells Fargo Bank, N.A., 2.323% (1-month USLIBOR +0.250%), 8/17/2018	30,000,000
Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$15,500,000		Wells Fargo Bank, N.A., 2.329% (1-month USLIBOR +0.250%), 8/20/2018	$15,497,535
30,000,000		Wells Fargo Bank, N.A., 2.336% (1-month USLIBOR +0.250%), 8/6/2018	30,000,000
25,000,000		Wells Fargo Bank, N.A., 2.490% (3-month USLIBOR +0.160%), 8/24/2018	25,000,000
20,000,000		Wells Fargo Bank, N.A., 2.517% (3-month USLIBOR +0.180%), 9/27/2018	20,000,000
10,000,000		Wells Fargo Bank, N.A., 2.521% (3-month USLIBOR +0.200%), 9/10/2018	10,000,000
20,000,000		Wells Fargo Bank, N.A., 2.546% (3-month USLIBOR +0.210%), 10/17/2018	20,000,000
43,000,000		Westpac Banking Corp. Ltd., Sydney, 2.320% (1-month USLIBOR +0.230%), 8/3/2018	43,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.349% (1-month USLIBOR +0.280%), 8/24/2018	25,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.374% (1-month USLIBOR +0.300%), 8/13/2018	25,000,000
		TOTAL	2,265,779,682
		Finance - Retail—0.5%
50,000,000		Old Line Funding, LLC, 2.581% (1-month USLIBOR +0.500%), 8/22/2018	50,000,000
		Finance - Securities—4.2%
25,000,000		Anglesea Funding LLC, 2.397% (1-month USLIBOR +0.320%), 8/28/2018	25,000,000
25,000,000		Anglesea Funding LLC, 2.414% (1-month USLIBOR +0.350%), 8/27/2018	25,000,000
25,000,000		Anglesea Funding LLC, 2.429% (1-month USLIBOR +0.350%), 8/20/2018	25,000,000
25,000,000		Anglesea Funding LLC, 2.536% (1-month USLIBOR +0.450%), 8/6/2018	25,000,000
45,000,000		Collateralized Commercial Paper Co. LLC, 2.350% (1-month USLIBOR +0.280%), 8/27/2018	45,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, 2.426% (3-month USLIBOR +0.100%), 9/17/2018	25,000,000
40,000,000		Collateralized Commercial Paper Co. LLC, 2.443% (3-month USLIBOR +0.110%), 10/18/2018	40,000,000
30,000,000		Collateralized Commercial Paper Co. LLC, 2.449% (3-month USLIBOR +0.110%), 10/5/18	30,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, 2.457% (3-month USLIBOR +0.110%), 10/22/2018	25,000,000
Annual Shareholder Report
7

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$45,000,000		Collateralized Commercial Paper Co. LLC, 2.469% (3-month USLIBOR +0.130%), 10/15/2018	$45,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, 2.545% (3-month USLIBOR +0.220%), 9/20/2018	20,000,000
20,000,000		Collateralized Commercial Paper II Co. LLC, 2.358% (1-month USLIBOR +0.280%), 8/13/2018	20,000,000
25,000,000		Collateralized Commercial Paper II Co. LLC, 2.488% (3-month USLIBOR +0.170%), 8/30/2018	25,000,000
10,000,000		Collateralized Commercial Paper II Co. LLC, 2.503% (3-month USLIBOR +0.160%), 10/4/2018	10,000,000
7,000,000		Collateralized Commercial Paper II Co. LLC, 2.522% (1-month USLIBOR +0.430%), 8/2/2018	7,000,000
2,000,000		Collateralized Commercial Paper II Co. LLC, 2.522% (1-month USLIBOR +0.430%), 8/2/2018	2,000,000
7,500,000		Collateralized Commercial Paper II Co. LLC, 2.536% (3-month USLIBOR +0.200%), 9/28/2018	7,500,000
		TOTAL	401,500,000
		Government Agency—1.2%
2,150,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 2.030%, 8/2/2018	2,150,000
18,050,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 2.080%, 8/1/2018	18,050,000
7,420,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 2.030%, 8/2/2018	7,420,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	4,000,000
375,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 2.380%, 8/2/2018	375,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 2.030%, 8/2/2018	6,740,000
23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	23,820,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	7,450,000
20,400,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	20,400,000
13,600,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-B, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	13,600,000
		TOTAL	109,005,000
		TOTAL NOTES—VARIABLE	2,826,284,682
Annual Shareholder Report
8

Principal Amount or Shares		Value
	TIME DEPOSITS—10.1%
	Finance - Banking—10.1%
$350,000,000	ABN Amro Bank NV, 1.950%, 8/3/2018 - 8/6/2018	$350,000,000
200,000,000	DNB Bank ASA, 1.870%, 8/1/2018	200,000,000
300,000,000	Nordea Bank AB, 1.880%, 8/1/2018	300,000,000
100,000,000	Northern Trust Co., Chicago, IL, 1.840%, 8/1/2018	100,000,000
	TOTAL TIME DEPOSITS	950,000,000
	Investment Company—0.3%
26,997,500	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[3] (IDENTIFIED COST $27,000,200)	27,000,200
	OTHER REPURCHASE AGREEMENTS—9.2%
	Finance - Banking—9.2%
80,000,000	BMO Capital Markets Corp., 2.01%, dated 7/31/2018, interest in a $130,000,000 collateralized loan agreement will repurchase securities provided as collateral for $130,007,258 on 8/1/2018, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $132,607,404 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
50,000,000	Citigroup Global Markets, Inc., 3.05%, dated 2/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,150,104 on 8/1/2018, in which corporate bonds and U.S. Treasury note with a market value of $76,693,739 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	Citigroup Global Markets, Inc., 3.10%, dated 2/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,259,986 on 8/1/2018, in which collateralized mortgage obligations with a market value of $148,280,648 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	HSBC Securities (USA), Inc., 2.01%, dated 7/31/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $145,008,096 on 8/1/2018, in which asset-backed securities with a market value of $147,900,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
45,000,000	HSBC Securities (USA), Inc., 2.01%, dated 7/31/2018, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,005,025 on 8/1/2018, in which corporate bonds and medium-term notes with a market value of $91,800,001 have been received as collateral and held with JPMorgan Chase as tri-party agent.	45,000,000
Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$106,167,000	HSBC Securities (USA), Inc., 2.11%, dated 7/31/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,019,342 on 8/1/2018, in which asset-backed securities, corporate bonds, medium-term notes, sovereign security and U.S. Treasury securities with a market value of $336,600,001 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$106,167,000
52,000,000	ING Financial Markets LLC, 2.01%, dated 7/31/2018, interest in a $152,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,008,487 on 8/1/2018, in which corporate bonds and medium-term notes with a market value of $155,048,709 have been received as collateral and held with JPMorgan Chase as tri-party agent.	52,000,000
36,000,000	ING Financial Markets LLC, 2.06%, dated 7/31/2018, interest in a $136,000,000 collateralized loan agreement will repurchase securities provided as collateral for $136,007,782 on 8/1/2018, in which corporate bonds, medium-term notes and sovereign securities with a market value of $138,850,493 have been received as collateral and held with JPMorgan Chase as tri-party agent.	36,000,000
100,000,000	MUFG Securities Americas, Inc., 2.11%, dated 7/16/2018, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,140,667 on 8/1/2018, in which common stocks, convertible bonds and exchange-traded fund with a market value of $153,143,500 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
95,000,000	MUFG Securities Americas, Inc., 2.11%, dated 7/31/2018, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,017,583 on 8/1/2018, in which American depository receipt, asset-backed securities, common stocks, corporate bonds and municipal bonds with a market value of $306,018,395 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
50,000,000	Mizuho Securities USA, Inc., 2.16%, dated 7/26/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,084,000 on 8/9/2018 in which common stocks with a market value of $102,036,740 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
94,000,000	Mizuho Securities USA, Inc., 2.92%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,778,667 on 9/11/2018 in which collateralized mortgage obligations and corporate bonds with a market value of $163,451,510 have been received as collateral and held with BNY Mellon as tri-party agent.	94,000,000
Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$60,000,000	Wells Fargo Securities LLC, 2.79%, dated 7/27/2018, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,662,625 on 10/25/2018 in which collateralized mortgage obligations and municipal bonds with a market value of $96,937,661 have been received as collateral and held with BNY Mellon as tri-party agent.	$60,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	868,167,000
	REPURCHASE AGREEMENTS—9.1%
	Finance - Banking—9.1%
256,000,000	Interest in $2,200,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Natixis Financial Products LLC, will repurchase securities provided as collateral for $2,200,117,944 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2060 and the market value of those underlying securities was $2,253,616,764.	256,000,000
601,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Sumitomo Mitsui Banking Corp., will repurchase securities provided as collateral for $3,000,160,833 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $3,061,292,789.	601,000,000
	TOTAL REPURCHASE AGREEMENTS	857,000,000
	TOTAL INVESTMENT IN SECURITIES—100.8% (AMORTIZED AND IDENTIFIED COST $9,515,070,244)[4]	9,515,070,244
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(78,784,485)
	TOTAL NET ASSETS—100%	$9,436,285,759
Annual Shareholder Report
11

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	—
Purchases/Additions	26,997,500
Sales/Reductions	—
Balance of Shares Held 7/31/2018	26,997,500
Value	$27,000,200
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gains/(Loss)	$—
Dividend Income	$311,154
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
12

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Certificates of Deposit	$—	$726,946,837	$—	$726,946,837
Commercial Paper	—	3,225,864,386	—	3,225,864,386
Corporate Bonds	—	33,807,139	—	33,807,139
Notes—Variable	—	2,826,284,682	—	2,826,284,682
Time Deposits	—	950,000,000	—	950,000,000
Other Repurchase Agreements	—	868,167,000	—	868,167,000
Repurchase Agreements	—	857,000,000	—	857,000,000
Investment Company	27,000,200	—	—	27,000,200
TOTAL SECURITIES	$27,000,200	$9,488,070,044	$—	$9,515,070,244
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London InterBank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.005	0.001	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.005	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.012)	(0.005)	(0.001)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.012)	(0.005)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.22%	0.45%	0.05%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.51%	0.51%	0.48%	0.30%[5]
Net investment income	1.21%	0.37%	0.07%	0.02%[5]
Expense waiver/reimbursement[6]	0.13%	0.13%	0.14%	0.35%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$376,107	$346,013	$1,100,224	$121,723
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.006)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.006)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.58%	0.04%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.15%	0.82%	0.56%	0.31%[5]
Net investment income	0.56%	0.02%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.18%	0.51%	0.73%	0.99%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$42,390	$51,059	$231,222	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.008	0.003	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.008	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.015)	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.015)	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.53%	0.75%	0.27%	0.05%	0.03%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income	1.56%	0.71%	0.26%	0.05%	0.03%
Expense waiver/reimbursement[3]	0.13%	0.13%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,770,600	$2,868,583	$6,447,093	$10,562,802	$10,709,538
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.005	0.001	0.000[1]	0.000[1]
Net realized gain	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.005	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.013)	(0.005)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.013)	(0.005)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.28%	0.50%	0.08%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%	0.45%	0.40%	0.24%	0.22%
Net investment income	1.31%	0.47%	0.08%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.13%	0.13%	0.16%	0.30%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,799,914	$1,215,338	$2,044,619	$1,959,603	$1,032,001
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.002	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.008)	(0.002)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.008)	(0.002)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.83%	0.16%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.90%	0.79%	0.54%	0.30%[5]
Net investment income	0.80%	0.16%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.13%	0.24%	0.46%	0.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$998,683	$1,196,268	$1,477,770	$211,294
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.001	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.007)	(0.001)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.007)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.72%	0.08%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.00%	0.70%	0.51%	0.30%[5]
Net investment income	0.72%	0.02%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.23%	0.57%	0.74%	0.95%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,911	$28,365	$472,110	$9,734
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.007	0.002	0.000[1]	0.000[1]
Net realized gain	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.014	0.007	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.014)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.014)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.43%	0.65%	0.17%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.30%	0.24%	0.22%
Net investment income	1.46%	0.45%	0.17%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.13%	0.12%	0.10%	0.15%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$398,852	$203,594	$1,570,124	$2,139,131	$2,616,257
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.003	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.003	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.010)	(0.003)	(0.000)[2]	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.010)	(0.003)	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.02%	0.29%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.70%	0.63%	0.55%	0.30%[5]
Net investment income	1.03%	0.15%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.13%	0.20%	0.26%	0.50%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,829	$13,188	$83,706	$1,249
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in repurchase agreements and other repurchase agreements	$1,725,167,000
Investment in securities, including $27,000,200 of investment in an affiliated holding	7,789,903,244
Investment in securities, at value (identified cost $9,515,070,244)		$9,515,070,244
Income receivable		6,601,798
Income receivable from affiliated holdings		44,650
Receivable for shares sold		37,778,286
TOTAL ASSETS		9,559,494,978
Liabilities:
Payable for investments purchased	$83,782,785
Payable for shares redeemed	35,659,258
Bank overdraft	27,632
Income distribution payable	1,721,762
Payable for investment advisor fee (Note 5)	19,335
Payable for administrative fees (Note 5)	20,702
Payable for distribution services fee (Note 5)	330,021
Payable for other service fees (Notes 2 and 5)	716,473
Accrued expenses (Note 5)	931,251
TOTAL LIABILITIES		123,209,219
Net assets for 9,436,286,702 shares outstanding		$9,436,285,759
Net Assets Consist of:
Paid-in capital		$9,436,277,786
Accumulated net realized gain		4,255
Undistributed net investment income		3,718
TOTAL NET ASSETS		$9,436,285,759
Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$376,107,021 ÷ 376,107,059 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$42,390,038 ÷ 42,390,042 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$5,770,599,715 ÷ 5,770,600,290 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,799,914,286 ÷ 1,799,914,467 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$998,683,345 ÷ 998,683,445 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$29,911,225 ÷ 29,911,228 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$398,851,590 ÷ 398,851,630 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$19,828,539 ÷ 19,828,541 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest			$126,558,434
Dividends received from an affiliated holding (see footnotes to Portfolio of Investments)			311,154
TOTAL INCOME			126,869,588
Expenses:
Investment adviser fee (Note 5)		$14,489,580
Administrative fee (Note 5)		5,800,603
Custodian fees		292,416
Transfer agent fee (Note 2)		3,767,630
Directors'/Trustees' fees (Note 5)		52,910
Auditing fees		24,625
Legal fees		8,786
Portfolio accounting fees		270,493
Distribution services fee (Note 5)		4,318,316
Other service fees (Notes 2 and 5)		7,634,195
Share registration costs		346,900
Printing and postage		348,645
Miscellaneous (Note 5)		129,577
TOTAL EXPENSES		37,484,676
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(9,343,108)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(53,631)
TOTAL WAIVERS AND REIMBURSEMENTS		(9,396,739)
Net expenses			28,087,937
Net investment income			98,781,651
Net realized gain on investments			4,318
Change in net assets resulting from operations			$98,785,969
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$98,781,651	$31,892,392
Net realized gain	4,318	35,928
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	98,785,969	31,928,320
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(4,458,961)	(1,924,874)
Class R Shares	(254,174)	(26,972)
Wealth Shares	(62,091,162)	(19,832,875)
Service Shares	(17,975,674)	(6,409,299)
Cash II Shares	(8,908,070)	(2,026,304)
Cash Series Shares	(210,549)	(39,311)
Capital Shares	(4,748,924)	(1,598,954)
Trust Shares	(134,344)	(52,139)
Distributions from net realized gain
Automated Shares	(531)	(3,333)
Class R Shares	(72)	(942)
Wealth Shares	(4,921)	(15,632)
Service Shares	(1,830)	(7,720)
Cash II Shares	(1,772)	(7,151)
Cash Series Shares	(39)	(2,387)
Capital Shares	(396)	(2,404)
Trust Shares	(19)	(251)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(98,791,438)	(31,950,548)
Annual Shareholder Report
25

Statement of Changes in Net Assets–continued
Year Ended July 31	2018	2017
Share Transactions:
Proceeds from sale of shares	17,513,771,296	15,495,395,612
Net asset value of shares issued to shareholders in payment of distributions declared	82,970,924	22,215,752
Cost of shares redeemed	(14,082,858,419)	(23,022,049,880)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,513,883,801	(7,504,438,516)
Change in net assets	3,513,878,332	(7,504,460,744)
Net Assets:
Beginning of period	5,922,407,427	13,426,868,171
End of period (including undistributed net investment income of $3,718 and $3,925, respectively)	$9,436,285,759	$5,922,407,427
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
On June 30, 2017, the Fund's Advisor Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at that fund's NAV, which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report
27

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
28

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $9,396,739 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$327,969	$—
Class R Shares	129,114	—
Wealth Shares	1,309,862	(108)
Service Shares	454,730	—
Cash II Shares	1,410,834	—
Cash Series Shares	23,735	—
Capital Shares	107,063	—
Trust Shares	4,323	—
TOTAL	$3,767,630	$(108)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $82,976 of other service fees for the year ended July 31, 2018. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Automated Shares	$919,690	$—
Class R Shares	111,105	—
Service Shares	3,400,709	—
Cash II Shares	2,772,742	—
Cash Series Shares	72,728	—
Capital Shares	324,960	(1,641)
Trust Shares	32,261	—
TOTAL	$7,634,195	$(1,641)
For the year ended July 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	575,364,769	$575,364,769	800,439,237	$800,439,237
Shares issued to shareholders in payment of distributions declared	4,359,773	4,359,773	1,864,443	1,864,443
Shares redeemed	(549,630,302)	(549,633,990)	(1,556,512,891)	(1,556,512,891)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	30,094,240	30,090,552	(754,209,211)	(754,209,211)
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Year Ended July 31	2018		2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	24,222,010	$24,222,010	59,023,688	$59,023,688
Shares issued to shareholders in payment of distributions declared	251,236	251,236	27,334	27,334
Shares redeemed	(33,141,669)	(33,141,776)	(239,214,264)	(239,214,264)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(8,668,423)	(8,668,530)	(180,163,242)	(180,163,242)

Year Ended July 31	2018		2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	9,716,640,608	$9,716,641,691	8,790,671,857	$8,790,671,857
Shares issued to shareholders in payment of distributions declared	47,982,485	47,982,485	11,352,426	11,352,426
Shares redeemed	(6,862,603,466)	(6,862,603,466)	(12,380,523,610)	(12,380,523,610)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	2,902,019,627	2,902,020,710	(3,578,499,327)	(3,578,499,327)

Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,575,841,156	$4,575,843,403	2,735,899,479	$2,735,899,479
Shares issued to shareholders in payment of distributions declared	16,931,602	16,931,602	5,964,035	5,964,035
Shares redeemed	(4,008,195,569)	(4,008,195,569)	(3,571,141,035)	(3,571,141,035)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	584,577,189	584,579,436	(829,277,521)	(829,277,521)

Year Ended July 31	2018		2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,657,905,578	$1,657,906,832	1,696,957,399	$1,696,957,399
Shares issued to shareholders in payment of distributions declared	8,851,845	8,851,845	2,016,826	2,016,826
Shares redeemed	(1,864,340,889)	(1,864,340,889)	(1,980,474,203)	(1,980,474,203)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(197,583,466)	(197,582,212)	(281,499,978)	(281,499,978)
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Year Ended July 31	2018		2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	123,691,470	$123,691,507	201,457,025	$201,457,025
Shares issued to shareholders in payment of distributions declared	201,666	201,666	39,351	39,351
Shares redeemed	(122,346,583)	(122,346,583)	(645,241,018)	(645,241,018)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	1,546,553	1,546,590	(443,744,642)	(443,744,642)

Year Ended July 31	2018		2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	823,065,682	$823,065,682	1,159,289,065	$1,159,289,065
Shares issued to shareholders in payment of distributions declared	4,258,589	4,258,589	900,323	900,323
Shares redeemed	(632,066,879)	(632,067,703)	(2,526,716,120)	(2,526,716,120)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	195,257,392	195,256,568	(1,366,526,732)	(1,366,526,732)

Year Ended July 31	2018		2017
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	17,035,402	$17,035,402	51,657,862	$51,657,862
Shares issued to shareholders in payment of distributions declared	133,728	133,728	51,014	51,014
Shares redeemed	(10,528,441)	(10,528,443)	(122,226,739)	(122,226,739)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	6,640,689	6,640,687	(70,517,863)	(70,517,863)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,513,883,801	3,513,883,801	(7,504,438,516)	(7,504,438,516)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$98,786,702	$31,950,548
Long-term capital gains	$4,736	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$7,973
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2018, the Adviser voluntarily waived $9,314,165 of its fee and voluntarily reimbursed $108 of transfer agent fees.
The Adviser has agreed to waive their fee and/or reimburse the Fund for certain investment adviser fees and other operating expenses as a result of transactions in other affiliated investment companies. For the year ended July 31, 2018, the Adviser waived and/or reimbursed $28,943.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$227,907	$(22,791)
Cash II Shares	3,883,242	—
Cash Series Shares	174,548	(29,091)
Trust Shares	32,619	—
TOTAL	$4,318,316	$(51,882)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, FSC retained $232,471 fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2018, FSSC received $39,730 and reimbursed $1,641 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of fees and expenses of the investments in affiliated funds paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next
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effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $5,900,000.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the year ended July 31, 2018, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $4,736.
For the fiscal year ended July 31, 2018, 84.96% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Cash Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
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Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,007.30	$2.54
Class R Shares	$1,000	$1,004.20	$5.71
Wealth Shares	$1,000	$1,008.90	$1.00
Service Shares	$1,000	$1,007.60	$2.24
Cash II Shares	$1,000	$1,005.40	$4.48
Cash Series Shares	$1,000	$1,004.90	$4.92
Capital Shares	$1,000	$1,008.40	$1.49
Trust Shares	$1,000	$1,006.40	$3.48
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.30	$2.56
Class R Shares	$1,000	$1,019.10	$5.76
Wealth Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.60	$2.26
Cash II Shares	$1,000	$1,020.30	$4.51
Cash Series Shares	$1,000	$1,019.90	$4.96
Capital Shares	$1,000	$1,023.30	$1.51
Trust Shares	$1,000	$1,021.30	$3.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.51%
Class R Shares	1.15%
Wealth Shares	0.20%
Service Shares	0.45%
Cash II Shares	0.90%
Cash Series Shares	0.99%
Capital Shares	0.30%
Trust Shares	0.70%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the
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compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450519 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Automated | PBAXX	Institutional | POIXX	Service | PRSXX
	Capital | POPXX	Trust | POLXX

Federated Institutional Prime Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)–
Federated Institutional Prime Obligations Fund
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	33.6%
Commercial Paper	31.7%
Other Repurchase Agreements and Repurchase Agreements	27.1%
Bank Instruments	7.7%
Asset-Backed Securities	0.1%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.7%[4]
8-30 Days	22.6%
31-90 Days	29.3%
91-180 Days	4.1%
181 Days or more	0.5%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 26.2% of the Fund's portfolio.
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Portfolio of Investments–
Federated Institutional Prime Obligations Fund
July 31, 2018
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.1%
		Finance - Automotive—0.1%
$4,013,918		Enterprise Fleet Financing 2017-3 LLC, Class A1, 1.500%, 10/22/2018	$4,013,962
14,190,367		Westlake Automobile Receivables Trust 2018-2, Class A1, 2.500%, 5/15/2019	14,190,587
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $18,204,285)	18,204,549
		CERTIFICATES OF DEPOSIT—5.9%
		Finance - Banking—5.9%
35,000,000		Bank of Montreal, 1.740%, 10/19/2018	34,966,890
25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	25,015,968
25,000,000		Mizuho Bank Ltd., 2.260%, 8/29/2018	25,000,000
50,000,000		Mizuho Bank Ltd., 2.450%, 10/22/2018	49,725,540
344,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.940%—2.310%, 8/3/2018—10/5/2018	344,042,721
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.340%, 10/2/2018	49,807,370
50,000,000		Toronto Dominion Bank, 1.700%, 10/5/2018	49,799,871
38,000,000		Toronto Dominion Bank, 1.740%—1.800%, 10/22/2018—11/14/2018	37,953,125
30,000,000		Westpac Banking Corp. Ltd., Sydney, 1.570%, 9/14/2018	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $646,372,126)	646,311,485
	[1]	COMMERCIAL PAPER—31.7%
		Aerospace/Auto—0.5%
50,000,000		Daimler Finance NA LLC, (GTD by Daimler AG), 2.460%, 1/22/2019	49,344,966
		Finance - Banking—13.8%
25,918,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.314%, 8/15/2018	25,894,818
117,520,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.104%, 8/16/2018—8/31/2018	117,342,795
65,000,000		Bank of Nova Scotia, Toronto, 1.930%, 8/2/2018	64,996,551
128,000,000		Banque et Caisse d'Epargne de L'Etat, 2.061%—2.123%, 8/8/2018—8/13/2018	127,934,666
58,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.771%—2.817%, 9/24/2018—7/1/2019	57,638,738
276,256,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.260%—2.314%, 9/10/2018—10/30/2018	275,207,113
85,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.951%—2.054%, 8/7/2018—8/27/2018	84,903,041
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2

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$50,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.188%, 8/21/2018	$49,939,445
269,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.950%—2.334%, 8/1/2018—10/9/2018	268,581,670
100,000,000		NRW.Bank, 2.168%, 8/13/2018	99,928,000
245,000,000		Sumitomo Mitsui Banking Corp., 2.348%—2.496%, 11/2/2018—12/27/2018	243,244,775
30,000,000		Toronto Dominion Bank, 1.760%, 10/22/2018	29,845,863
75,000,000		Toronto Dominion Bank, 2.295%, 9/19/2018	74,767,250
		TOTAL	1,520,224,725
		Finance - Commercial—1.3%
145,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.104%—2.178%, 8/6/2018—8/13/2018	144,927,492
		Finance - Retail—10.5%
260,000,000		Barton Capital S.A., 2.128%—2.158%, 8/6/2018—9/18/2018	259,497,153
168,150,000		CAFCO, LLC, 2.264%—2.284%, 9/13/2018—9/25/2018	167,670,665
45,000,000		CRC Funding, LLC, 2.491%, 1/22/2019	44,470,625
70,500,000		Fairway Finance Co. LLC, 2.263%—2.284%, 8/30/2018—9/4/2018	70,365,425
55,000,000		Old Line Funding, LLC, 2.320%, 10/18/2018	54,732,058
34,500,000		Old Line Funding, LLC, 2.320%, 10/19/2018	34,329,570
50,000,000		Old Line Funding, LLC, 2.360%, 10/23/2018	49,738,900
75,000,000		Old Line Funding, LLC, 2.360%, 10/26/2018	74,592,369
28,000,000		Old Line Funding, LLC, 2.420%, 12/6/2018	27,764,651
378,780,000		Sheffield Receivables Company LLC, 2.294%—2.472%, 8/21/2018—11/6/2018	377,406,719
		TOTAL	1,160,568,135
		Finance - Securities—2.8%
140,000,000		Anglesea Funding LLC, 2.333%—2.518%, 10/1/2018—10/5/2018	139,471,769
100,000,000		Chesham Finance LLC Series III, 1.951%, 8/3/2018	99,989,167
74,000,000		Collateralized Commercial Paper Co. LLC, 1.763%—2.672%, 8/6/2018—4/26/2019	73,166,923
		TOTAL	312,627,859
		Insurance—1.4%
149,500,000		UnitedHealth Group, Inc., 2.051%—2.071%, 8/1/2018—8/6/2018	149,467,861
		Sovereign—1.4%
75,000,000		Caisse des Depots et Consignations (CDC), 2.263%, 8/29/2018	74,868,750
Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Sovereign—continued
$76,750,000		Erste Abwicklungsanstalt, 2.264%, 9/5/2018	$76,582,109
		TOTAL	151,450,859
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,488,527,312)	3,488,611,897
	[2]	NOTES - VARIABLE—33.6%
		Aerospace/Auto—0.1%
15,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. SA), 2.367% (1-month USLIBOR +0.300%), 8/13/2018	15,005,833
		Finance - Banking—25.5%
47,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.304% (1-month USLIBOR +0.225%), 8/20/2018	47,000,000
50,000,000		Bank of Montreal, 2.329% (1-month USLIBOR +0.250%), 8/20/2018	50,017,199
15,000,000		Bank of Montreal, 2.344% (1-month USLIBOR +0.280%), 8/28/2018	15,004,479
75,000,000		Bank of Montreal, 2.347% (1-month USLIBOR +0.250%), 8/9/2018	75,025,188
20,000,000		Bank of Montreal, 2.361% (1-month USLIBOR +0.280%), 8/22/2018	20,006,610
100,000,000		Bank of Montreal, 2.397% (1-month USLIBOR +0.300%), 8/7/2018	100,024,554
25,000,000		Bank of Montreal, 2.518% (1-month USLIBOR +0.440%), 8/13/2018	25,033,570
76,467,000		Bank of Montreal, 2.653% (3-month USLIBOR +0.320%), 10/18/2018	76,553,834
70,000,000		Bank of Nova Scotia, Toronto, 2.369% (1-month USLIBOR +0.300%), 8/24/2018	70,023,589
33,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.307% (1-month USLIBOR +0.220%), 8/6/2018	33,000,000
21,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.338% (1-month USLIBOR +0.260%), 8/13/2018	21,005,142
61,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.372% (1-month USLIBOR +0.290%), 8/13/2018	61,010,035
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.387% (1-month USLIBOR +0.290%), 8/8/2018	30,008,328
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.393% (1-month USLIBOR +0.320%), 8/17/2018	50,020,636
16,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.401% (1-month USLIBOR +0.320%), 8/23/2018	16,007,583
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.407% (1-month USLIBOR +0.320%), 8/6/2018	25,012,651
45,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.437% (1-month USLIBOR +0.340%), 8/7/2018	45,030,240
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.463% (3-month USLIBOR +0.130%), 9/7/2018	20,001,599
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.466% (3-month USLIBOR +0.130%), 9/21/2018	35,002,944
23,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.467% (3-month USLIBOR +0.130%), 10/9/2018	23,002,062
Annual Shareholder Report
4

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.483% (3-month USLIBOR +0.150%), 10/18/2018	$25,022,877
5,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.487% (3-month USLIBOR +0.150%), 10/5/2018	5,003,514
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.489% (3-month USLIBOR +0.150%), 10/29/2018	30,023,541
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.541% (3-month USLIBOR +0.220%), 9/10/2018	35,047,670
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.572% (1-month USLIBOR +0.500%), 8/15/2018	10,014,977
35,000,000		Canadian Imperial Bank of Commerce, 2.286% (1-month USLIBOR +0.200%), 8/6/2018	35,008,495
25,000,000		Canadian Imperial Bank of Commerce, 2.292% (1-month USLIBOR +0.200%), 8/2/2018	25,006,407
45,000,000		Canadian Imperial Bank of Commerce, 2.319% (1-month USLIBOR +0.240%), 8/20/2018	45,017,257
10,000,000		Canadian Imperial Bank of Commerce, 2.321% (1-month USLIBOR +0.240%), 8/22/2018	10,003,813
50,000,000		Canadian Imperial Bank of Commerce, 2.337% (1-month USLIBOR +0.240%), 8/8/2018	50,007,112
14,000,000		Canadian Imperial Bank of Commerce, 2.380% (1-month USLIBOR +0.310%), 8/28/2018	14,001,449
25,000,000		Canadian Imperial Bank of Commerce, 2.387% (1-month USLIBOR +0.300%), 8/6/2018	25,007,541
30,000,000		Canadian Imperial Bank of Commerce, 2.461% (3-month USLIBOR +0.130%), 10/9/2018	30,000,135
20,000,000		Canadian Imperial Bank of Commerce, 2.467% (3-month USLIBOR +0.130%), 10/3/2018	20,001,725
50,000,000		Canadian Imperial Bank of Commerce, 2.513% (3-month USLIBOR +0.180%), 10/18/2018	50,028,066
45,000,000		Canadian Imperial Bank of Commerce, 2.533% (3-month USLIBOR +0.200%), 10/11/2018	45,030,711
75,000,000		Canadian Imperial Bank of Commerce, 2.580% (1-month USLIBOR +0.490%), 8/3/2018	75,131,788
46,300,000		Canadian Imperial Bank of Commerce, 2.649% (3-month USLIBOR +0.330%), 8/29/2018	46,378,949
7,025,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 1.950%, 8/1/2018	7,025,000
47,000,000		Commonwealth Bank of Australia, 2.262% (1-month USLIBOR +0.190%), 8/14/2018	46,999,426
50,000,000		Commonwealth Bank of Australia, 2.332% (1-month USLIBOR +0.260%), 8/28/2018	50,015,427
5,000,000		Commonwealth Bank of Australia, 2.456% (3-month USLIBOR +0.100%), 8/3/2018	4,999,999
Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$5,900,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.030%, 8/2/2018	$5,900,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.990%, 8/1/2018	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 2.030%, 8/2/2018	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 2.030%, 8/2/2018	7,000,000
6,500,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 2.070%, 8/1/2018	6,500,000
6,785,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 1.980%, 8/2/2018	6,785,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 2.030%, 8/2/2018	5,375,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.030%, 8/2/2018	9,780,000
10,000,000		Pepper Residential Securities Trust No. 19, Class A1, (GTD by National Australia Bank Ltd., Melbourne), 2.417% (1-month USLIBOR +0.350%), 8/13/2018	9,998,200
5,575,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 2.180%, 8/2/2018	5,575,000
25,000,000		Royal Bank of Canada, 2.347% (1-month USLIBOR +0.250%), 8/8/2018	25,006,890
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 2.030%, 8/2/2018	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank AB LOC), 2.030%, 8/2/2018	20,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 2.080%, 8/2/2018	18,965,000
805,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.000%, 8/2/2018	805,000
75,000,000		Sumitomo Mitsui Banking Corp., 2.264% (1-month USLIBOR +0.200%), 8/28/2018	74,995,856
40,000,000		Sumitomo Mitsui Banking Corp., 2.320% (1-month USLIBOR +0.250%), 8/28/2018	40,005,054
40,000,000		Sumitomo Mitsui Banking Corp., 2.332% (1-month USLIBOR +0.260%), 8/29/2018	40,006,552
100,000,000		Sumitomo Mitsui Banking Corp., 2.347% (1-month USLIBOR +0.250%), 8/9/2018	100,017,478
115,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.283%—2.314%, 9/26/2018—10/24/2018	114,444,115
74,000,000		Toronto Dominion Bank, 2.294% (1-month USLIBOR +0.230%), 8/28/2018	74,000,000
Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$4,000,000		Toronto Dominion Bank, 2.302% (1-month USLIBOR +0.230%), 8/30/2018	$4,000,795
90,000,000		Toronto Dominion Bank, 2.344% (1-month USLIBOR +0.280%), 8/23/2018	89,971,782
60,000,000		Toronto Dominion Bank, 2.377% (1-month USLIBOR +0.280%), 8/8/2018	60,022,202
50,000,000		Toronto Dominion Bank, 2.463% (3-month USLIBOR +0.100%), 8/6/2018	50,000,000
20,000,000		Toronto Dominion Bank, 2.476% (3-month USLIBOR +0.140%), 9/14/2018	20,006,758
50,000,000		Toronto Dominion Bank, 2.497% (1-month USLIBOR +0.400%), 8/8/2018	50,053,691
50,000,000		Wells Fargo Bank, N.A., 2.307% (1-month USLIBOR +0.210%), 8/7/2018	50,014,006
40,000,000		Wells Fargo Bank, N.A., 2.336% (1-month USLIBOR +0.250%), 8/6/2018	40,015,506
49,500,000		Wells Fargo Bank, N.A., 2.489% (3-month USLIBOR +0.150%), 10/9/2018	49,555,754
25,000,000		Wells Fargo Bank, N.A., 2.490% (3-month USLIBOR +0.160%), 8/24/2018	25,005,864
50,000,000		Wells Fargo Bank, N.A., 2.492% (3-month USLIBOR +0.150%), 10/24/2018	50,064,044
35,000,000		Wells Fargo Bank, N.A., 2.503% (3-month USLIBOR +0.160%), 8/15/2018	35,010,779
21,000,000		Wells Fargo Bank, N.A., 2.517% (3-month USLIBOR +0.180%), 9/27/2018	21,023,990
50,000,000		Wells Fargo Bank, N.A., 2.521% (3-month USLIBOR +0.200%), 9/10/2018	50,079,568
34,500,000		Wells Fargo Bank, N.A., 2.535% (3-month USLIBOR +0.200%), 10/25/2018	34,522,428
45,000,000		Westpac Banking Corp. Ltd., Sydney, 2.349% (1-month USLIBOR +0.280%), 8/24/2018	45,017,192
6,665,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.050%, 8/2/2018	6,665,000
		TOTAL	2,803,454,626
		Finance - Retail—1.5%
60,000,000		Old Line Funding, LLC, 2.572% (1-month USLIBOR +0.480%), 8/1/2018	60,089,650
50,000,000		Old Line Funding, LLC, 2.581% (1-month USLIBOR +0.500%), 8/21/2018	50,079,645
50,000,000		Old Line Funding, LLC, 2.581% (1-month USLIBOR +0.500%), 8/22/2018	50,079,658
		TOTAL	160,248,953
Annual Shareholder Report
7

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—5.0%
$25,000,000		Anglesea Funding LLC, 2.397% (1-month USLIBOR +0.320%), 8/28/2018	$24,996,435
27,000,000		Anglesea Funding LLC, 2.414% (1-month USLIBOR +0.350%), 8/27/2018	27,000,000
20,000,000		Anglesea Funding LLC, 2.429% (1-month USLIBOR +0.350%), 8/20/2018	20,000,000
30,000,000		Anglesea Funding LLC, 2.514% (1-month USLIBOR +0.440%), 8/13/2018	30,022,995
25,000,000		Anglesea Funding LLC, 2.536% (1-month USLIBOR +0.450%), 8/6/2018	25,018,656
5,000,000		Collateralized Commercial Paper Co. LLC, 2.350% (1-month USLIBOR +0.280%), 8/27/2018	5,000,575
15,000,000	[3]	Collateralized Commercial Paper Co. LLC, 2.357% (1-month USLIBOR +0.290%), 8/13/2018	15,002,816
25,000,000		Collateralized Commercial Paper Co. LLC, 2.426% (3-month USLIBOR +0.100%), 9/17/2018	24,999,893
35,000,000		Collateralized Commercial Paper Co. LLC, 2.443% (3-month USLIBOR +0.110%), 10/18/2018	35,003,114
20,000,000		Collateralized Commercial Paper Co. LLC, 2.449% (3-month USLIBOR +0.110%), 10/5/2018	19,998,594
25,000,000		Collateralized Commercial Paper Co. LLC, 2.457% (3-month USLIBOR +0.110%), 10/22/2018	25,002,320
5,000,000		Collateralized Commercial Paper Co. LLC, 2.469% (3-month USLIBOR +0.130%), 10/15/2018	5,000,888
38,000,000		Collateralized Commercial Paper Co. LLC, 2.503% (3-month USLIBOR +0.160%), 10/4/2018	38,025,735
20,000,000		Collateralized Commercial Paper Co. LLC, 2.545% (3-month USLIBOR +0.220%), 9/20/2018	20,012,157
25,000,000		Collateralized Commercial Paper II Co. LLC, 2.358% (1-month USLIBOR +0.280%), 8/13/2018	25,003,493
30,000,000		Collateralized Commercial Paper II Co. LLC, 2.362% (1-month USLIBOR +0.280%), 8/20/2018	30,003,902
25,000,000		Collateralized Commercial Paper II Co. LLC, 2.479% (3-month USLIBOR +0.140%), 10/16/2018	25,012,073
25,000,000		Collateralized Commercial Paper II Co. LLC, 2.488% (3-month USLIBOR +0.170%), 8/30/2018	25,021,610
8,000,000		Collateralized Commercial Paper II Co. LLC, 2.497% (3-month USLIBOR +0.160%), 10/8/2018	8,002,418
3,000,000		Collateralized Commercial Paper II Co. LLC, 2.503% (3-month USLIBOR +0.160%), 10/4/2018	3,001,356
18,000,000		Collateralized Commercial Paper II Co. LLC, 2.522% (1-month USLIBOR +0.430%), 8/2/2018	18,016,908
30,000,000		Collateralized Commercial Paper II Co. LLC, 2.522% (1-month USLIBOR +0.430%), 8/2/2018	30,028,180
Annual Shareholder Report
8

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$70,000,000		Collateralized Commercial Paper II Co. LLC, 2.536% (3-month USLIBOR +0.200%), 9/28/2018	$70,000,000
		TOTAL	549,174,118
		Government Agency—1.5%
4,600,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 2.060%, 8/1/2018	4,600,000
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 2.030%, 8/1/2018	9,015,000
19,425,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 2.080%, 8/2/2018	19,425,000
14,250,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	14,250,000
14,250,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	14,250,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	16,000,000
1,000,000		Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	1,000,000
5,965,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 2.030%, 8/2/2018	5,965,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	19,640,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 2.030%, 8/2/2018	7,500,000
5,860,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of Atlanta LOC), 2.000%, 8/2/2018	5,860,000
14,200,000		Studio Sixty LLC, Thirdrail Studios Project Series 2015-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	14,200,000
		TOTAL	169,905,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $3,696,403,857)	3,697,788,530
		TIME DEPOSIT—1.8%
		Finance - Banking—1.8%
200,000,000		ABN Amro Bank NV, 1.950%, 8/3/2018—8/6/2018 (IDENTIFIED COST $200,000,000)	200,000,000
Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—11.8%
	Finance - Banking—11.8%
$48,570,000	BMO Capital Markets Corp., 2.01%, dated 7/31/2018, interest in a $130,000,000 collateralized loan agreement will repurchase securities provided as collateral for $130,007,258 on 8/1/2018, in which asset-backed securities, corporate bonds & medium term notes with a market value of $132,607,404 have been received as collateral and held with BNY Mellon as tri-party agent.	$48,570,000
50,000,000	BNP Paribas SA, 2.04%, dated 7/31/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,002,833 on 8/1/2018, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $51,002,890 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
4,170,000	BNP Paribas SA, 2.21%, dated 7/31/2018, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,535 on 8/1/2018, in which asset-backed securities and corporate bonds with a market value of $25,501,566 have been received as collateral and held with BNY Mellon as tri-party agent.	4,170,000
60,000,000	Citigroup Global Markets, Inc., 2.11%, dated 7/31/2018, interest in a $60,000,000 collateralized loan agreement will repurchase securities provided as collateral for $60,003,517 on 8/1/2018, in which exchange traded funds with a market value of $61,203,602 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
48,270,000	Citigroup Global Markets, Inc., 2.41%, dated 7/31/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,347 on 8/1/2018, in which U.S. Treasury notes with a market value of $51,003,415 have been received as collateral and held with BNY Mellon as tri-party agent.	48,270,000
25,000,000	Citigroup Global Markets, Inc., 3.05%, dated 2/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,150,104 on 8/1/2018, in which U.S. Treasury notes with a market value of $76,693,739 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000	Citigroup Global Markets, Inc., 3.10%, dated 2/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,259,986 on 8/1/2018, in which collateralized mortgage obligations with a market value of $148,280,648 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
95,000,000	HSBC Securities (USA), Inc., 2.01%, dated 7/31/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $145,008,096 on 8/1/2018, in which assets-backed securities with a market value of $147,900,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	95,000,000
Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$45,000,000	HSBC Securities (USA), Inc., 2.01%, dated 7/31/2018, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,005,025 on 8/1/2018, in which corporate bonds and medium-term notes with a market value of $91,800,001 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$45,000,000
121,103,000	HSBC Securities (USA), Inc., 2.11%, dated 7/31/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,019,342 on 8/1/2018, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt securities with a market value of $336,600,001 have been received as collateral and held with JPMorgan Chase as tri-party agent.	121,103,000
100,000,000	ING Financial Markets LLC, 2.01%, dated 7/31/2018, interest in a $152,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,008,487 on 8/1/2018, in which corporate bonds and medium-term notes with a market value of $155,048,709 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
100,000,000	ING Financial Markets LLC, 2.06%, dated 7/31/2018, interest in a $136,000,000 collateralized loan agreement will repurchase securities provided as collateral for $136,007,782 on 8/1/2018, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $138,850,493 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
70,000,000	ING Financial Markets LLC, 2.11%, dated 7/31/2018, interest in a $70,000,000 collateralized loan agreement will repurchase securities provided as collateral for $70,004,103 on 8/1/2018, in which corporate bonds with a market value of $71,404,279 have been received as collateral and held with JPMorgan Chase as tri-party agent.	70,000,000
50,000,000	MUFG Securities Americas, Inc., 2.11%, dated 7/16/2018, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,140,667 on 8/1/2018, in which common stocks and exchange traded funds with a market value of $153,143,500 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
193,870,000	MUFG Securities Americas, Inc., 2.11%, dated 7/31/2018, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,017,583 on 8/1/2018, in which American depositary receipts, asset-backed securities, common stocks and corporate bonds with a market value of $306,018,395 have been received as collateral and held with BNY Mellon as tri-party agent.	193,870,000
50,000,000	Mizuho Securities USA, Inc., 2.16%, dated 7/26/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,084,000 on 8/9/2018 in which common stocks with a market value of $102,036,740 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report
11

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Mizuho Securities USA, Inc., 2.92%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,778,667 on 9/11/2018 in which collateralized mortgage obligations and corporate bonds with a market value of $163,451,510 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
95,000,000	Wells Fargo Securities LLC, 2.79%, dated 7/27/2018, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,662,625 on 10/25/2018 in which collateralized mortgage obligations with a market value of $96,937,661 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,300,983,000)	1,300,983,000
	REPURCHASE AGREEMENTS—15.3%
	Finance - Banking—15.3%
441,000,000	Interest in $2,200,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,117,944 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2060 and the market value of those underlying securities was $2,253,616,764.	441,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,160,833 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $3,061,292,789.	1,000,000,000
244,600,000	Interest in $250,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,013,403 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2057 and the market value of those underlying securities was $255,013,672.	244,600,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,685,600,000)	1,685,600,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $11,036,090,580)[4]	11,037,499,461
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(22,416,178)
	TOTAL NET ASSETS—100%	$11,015,083,283
Annual Shareholder Report
12

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2018, these restricted securities amounted to $15,002,816, which represented 0.1% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Automated Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2014[2]
	2018[1]	2017[1]	2016	2015
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0122	0.0001	0.000[3]	(0.000)[3]	(0.000)[3]
Net realized and unrealized gain	0.0000[4]	0.0039	0.001	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0122	0.0040	0.001	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.0121)	(0.0030)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from paid in surplus	—	(0.0010)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0121)	(0.0040)	(0.001)	(0.000) [3]	(0.000)[3]
Net Asset Value, End of Period	$1.0001	$1.0000	$1.00	$1.00	$1.00
Total Return[5]	1.22%	0.30%	0.02%	0.01%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	0.52%	0.52%	0.44%	0.24%	0.23%[7]
Net investment income (loss)	0.23%	0.01%	0.02%	0.01%	(0.00)%[6,7]
Expense waiver/reimbursement[8]	—%	0.12%	0.20%	0.40%	0.42%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[9]	$0[9]	$823,514	$984,469	$24,189
1	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
3	Represents less than $0.001.
4	Represents less than $0.0001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Institutional Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0156	0.0063	0.003	0.000[1]	0.000[1]
Net realized gain	0.0000[2]	0.0011	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0156	0.0074	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0156)	(0.0063)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	(0.0008)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0156)	(0.0071)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	1.57%	0.66%	0.26%	0.04%	0.20%
Ratios to Average Net Assets:
Net expenses	0.17%	0.20%	0.21%	0.20%	0.20%
Net investment income	1.62%	0.40%	0.26%	0.04%	0.02%
Expense waiver/reimbursement[4]	0.12%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,941,508	$787,309	$21,921,916	$30,806,315	$26,947,649
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Service Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0134	0.0040	0.001	0.000[1]	0.000[1]
Net realized and unrealized gain	0.0000[2]	0.0012	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0134	0.0052	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0135)	(0.0040)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	(0.0009)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0135)	(0.0049)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0002	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	1.35%	0.43%	0.07%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.39%	0.45%	0.39%	0.24%	0.22%
Net investment income	1.33%	0.13%	0.07%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.12%	0.10%	0.15%	0.30%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,817	$37,873	$1,841,641	$2,881,460	$3,336,274
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Capital Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0151	0.0058	0.002	0.000[1]	0.000[1]
Net realized and unrealized gain	0.0000[2]	0.0010	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0151	0.0068	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0151)	(0.0058)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	(0.0008)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0151)	(0.0066)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total Return[3]	1.52%	0.60%	0.21%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.23%	0.25%	0.26%	0.23%	0.22%
Net investment income	1.52%	0.34%	0.22%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.12%	0.10%	0.08%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,206	$14,549	$526,605	$637,721	$816,589
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Trust Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0103	0.0018	0.000[1]	0.000[1]	0.000[1]
Net realized and unrealized gain	0.0004	0.0015	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0107	0.0033	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0107)	(0.0021)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	(0.0009)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0107)	(0.0030)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total Return[2]	1.07%	0.24%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.67%	0.53%	0.45%	0.23%	0.22%
Net investment income	1.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.11%	0.26%	0.33%	0.55%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$553	$1,211	$367,093	$499,638	$1,417,891
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
July 31, 2018
Assets:
Investment in other repurchase agreements and repurchase agreements	$2,986,583,000
Investment in securities	8,050,916,461
Total investment in securities, at value (identified cost $11,036,090,580)		$11,037,499,461
Cash		869,343
Income receivable		8,097,426
TOTAL ASSETS		11,046,466,230
Liabilities:
Payable for investments purchased	16,405,918
Payable for shares redeemed	61,641
Income distribution payable	14,540,669
Payable for investment adviser fee (Note 5)	18,811
Payable for administrative fees (Note 5)	24,193
Payable for distribution services fee (Note 5)	117
Accrued expenses (Note 5)	331,598
TOTAL LIABILITIES		31,382,947
Net assets for 11,011,953,482 shares outstanding		$11,015,083,283
Net Assets Consist of:
Paid-in capital		$11,013,649,580
Net unrealized appreciation		1,408,881
Accumulated net realized gain		14,716
Undistributed net investment income		10,106
TOTAL NET ASSETS		$11,015,083,283
Annual Shareholder Report
19

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$100.01 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0001
Institutional Shares:
$10,941,507,635 ÷ 10,938,392,598 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$47,816,680 ÷ 47,806,267 shares outstanding, no par value, unlimited shares authorized	$1.0002
Capital Shares:
$25,205,658 ÷ 25,201,463 shares outstanding, no par value, unlimited shares authorized	$1.0002
Trust Shares:
$553,210 ÷ 553,054 shares outstanding, no par value, unlimited shares authorized	$1.0003
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Operations–
Federated Institutional Prime Obligations Fund
Year Ended July 31, 2018
Investment Income:
Interest		$141,022,186
Expenses:
Investment adviser fee (Note 5)	$15,718,258
Administrative fee (Note 5)	6,293,448
Custodian fees	290,501
Transfer agent fee	224,968
Directors'/Trustees' fees (Note 5)	34,582
Auditing fees	24,260
Legal fees	9,005
Portfolio accounting fees	278,885
Distribution services fee (Note 5)	1,663
Other service fees (Notes 2 and 5)	93,716
Share registration costs	87,621
Printing and postage	20,386
Miscellaneous (Note 5)	49,228
TOTAL EXPENSES	23,126,521
Waiver of investment adviser fee (Note 5)	(9,606,590)
Net expenses		13,519,931
Net investment income		127,502,255
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		17,644
Net change in unrealized appreciation of investments		1,249,409
Change in net assets resulting from operations		$128,769,308
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$127,502,255	$15,055,274
Net realized gain	17,644	68,497
Net change in unrealized appreciation/depreciation	1,249,409	159,472
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	128,769,308	15,283,243
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(0)[1]	(15,247)
Institutional Shares	(126,629,392)	(14,356,935)
Service Shares	(514,907)	(438,493)
Capital Shares	(345,817)	(255,767)
Trust Shares	(6,679)	(8,026)
Distribution from paid in surplus
Automated Shares	—	(134,614)
Institutional Shares	—	(2,891,295)
Service Shares	—	(293,506)
Capital Shares	—	(58,289)
Trust Shares	—	(48,022)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(127,496,795)	(18,500,194)
Share Transactions:
Proceeds from sale of shares	30,514,393,575	25,280,837,576
Net asset value of shares issued to shareholders in payment of distributions declared	21,060,720	7,016,180
Cost of shares redeemed	(20,362,585,713)	(49,924,464,163)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,172,868,582	(24,636,610,407)
Change in net assets	10,174,141,095	(24,639,827,358)
Net Assets:
Beginning of period	840,942,188	25,480,769,546
End of period (including undistributed net investment income of $10,106 and $4,646, respectively)	$11,015,083,283	$840,942,188
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Notes to Financial Statements–
Federated Institutional Prime Obligations Fund
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Annual Shareholder Report
23

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
24

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $9,606,590 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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The Fund had a paid in capital amount that, as a result of a prior acquisition of another money market fund, was in excess of the number of shares outstanding. To reduce this difference, the Fund began distributing the excess paid in capital to shareholders on October 1, 2015. These returns of capital distributions were declared daily and distributed monthly and continued until such time as the excess paid in capital amount was depleted. The Fund's excess capital position and return of capital distributions ceased during October 2016. These distributions are taxable income to the shareholders and are not considered a return of capital for federal tax purposes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$80,755
Capital Shares	11,358
Trust Shares	1,603
TOTAL	$93,716
For the year ended July 31, 2018, the Fund's Institutional Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	72,816,168	$72,816,168
Shares issued to shareholders in payment of distributions declared	—	—	149,857	149,857
Shares redeemed	—	—	(896,368,786)	(896,368,786)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	—	$—	(823,402,761)	$(823,402,761)

Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	30,017,817,920	$30,022,896,392	22,704,540,167	$22,705,067,578
Shares issued to shareholders in payment of distributions declared	20,225,406	20,228,769	6,379,527	6,379,934
Shares redeemed	(19,886,730,995)	(19,890,193,691)	(43,842,787,949)	(43,843,301,456)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,151,312,331	$10,152,931,470	(21,131,868,255)	$(21,131,853,944)
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Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	296,798,517	$296,831,367	1,705,459,930	$1,705,486,299
Shares issued to shareholders in payment of distributions declared	506,019	506,074	273,328	273,369
Shares redeemed	(287,360,262)	(287,397,583)	(3,509,263,320)	(3,509,292,969)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	9,944,274	$9,939,858	(1,803,530,062)	$(1,803,533,301)

Year Ended July 31	2018		2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	194,654,557	$194,657,837	569,526,588	$569,534,428
Shares issued to shareholders in payment of distributions declared	319,865	319,872	205,881	205,893
Shares redeemed	(184,319,272)	(184,322,278)	(1,081,719,528)	(1,081,728,460)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,655,150	$10,655,431	(511,987,059)	$(511,988,139)

Year Ended July 31	2018		2017
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	7,978	$7,979	227,932,977	$227,933,103
Shares issued to shareholders in payment of distributions declared	6,005	6,005	7,127	7,127
Shares redeemed	(671,876)	(672,161)	(593,772,326)	(593,772,492)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(657,893)	$(658,177)	(365,832,222)	$(365,832,262)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,171,253,862	$10,172,868,582	(24,636,620,359)	$(24,636,610,407)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$127,496,795	$18,500,194
As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$24,822
Net unrealized appreciation	$1,408,881
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At July 31, 2018, the cost of investments for federal tax purposes was $11,036,090,580. The net unrealized appreciation of investments for federal tax purposes was $1,408,881. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,801,358 and net unrealized depreciation from investments for those securities having an excess of cost over value of $392,477.
The Fund used capital loss carryforwards of $2,928 to offset capital gains realized during the year ended July 31, 2018.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the Adviser voluntarily waived $9,606,590 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur
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distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$1,663
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, FSC retained $144 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2018, FSSC received $3,935 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25%, and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $6,375,000 and $95,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Affiliated Shares of Beneficial Interest
As of July 31, 2018, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the year ended July 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2018, 85.88% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Institutional Prime Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,007.50	$2.59
Institutional Shares	$1,000	$1,009.40	$0.75[2]
Service Shares	$1,000	$1,008.40	$1.74[3]
Capital Shares	$1,000	$1,009.20	$1.00[4]
Trust Shares	$1,000	$1,006.90	$3.23
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.20	$2.61
Institutional Shares	$1,000	$1,024.10	$0.75[2]
Service Shares	$1,000	$1,023.10	$1.76[3]
Capital Shares	$1,000	$1,023.80	$1.00[4]
Trust Shares	$1,000	$1,021.60	$3.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.52%
Institutional Shares	0.15%
Service Shares	0.35%
Capital Shares	0.20%
Trust Shares	0.65%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.00, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.25 and $1.25, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
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and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919734
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
CUSIP 60934N146
Q450523 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Institutional | PVOXX	Service | PVSXX	Capital | PVCXX

Federated Institutional Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Variable Rate Instruments	33.2%
Commercial Paper	31.3%
Other Repurchase Agreements and Repurchase Agreements	27.8%
Bank Instruments	7.6%
Asset-Backed Securities	0.2%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
July 31, 2018
Shares or Principal Amount		Value
	INVESTMENT COMPANY—98.9%
7,109,138,403	Federated Institutional Prime Obligations Fund, Institutional Shares, 2.08%[1] (IDENTIFIED COST $7,109,982,831)	$7,111,271,145
	OTHER REPURCHASE AGREEMENT—1.0%
	Finance - Banking—1.0%
$71,000,000	HSBC Securities (USA), Inc. 2.11%, dated 7/31/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,019,342 on 8/1/2018, in which asset-backed securities, corporate bonds, medium-term notes, sovereign notes and U.S. treasuries with a market value of $336,600,001 have been received as collateral and held with JPMorgan Chase as tri-party agent. (IDENTIFIED COST $71,000,000)	71,000,000
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $7,180,982,831)[2]	7,182,271,145
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	9,108,079
	TOTAL NET ASSETS—100%	$7,191,379,224
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
Federated Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	—
Purchases/Additions	14,191,646,901
Sales/Reductions	(7,082,508,498)
Balance of Shares Held 7/31/2018	7,109,138,403
Value	$7,111,271,145
Change in Unrealized Appreciation/Depreciation	$1,288,314
Net Realized Gain/(Loss)	$(953,114)
Dividend Income	$88,090,122
Annual Shareholder Report

The Fund invests in Federated Institutional Prime Obligations Fund (POF), a diversified portfolio of Money Market Obligations Trust (the “Trust”) which is also managed by the Adviser. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At July 31, 2018, POF represents 98.9% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund's financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Other Repurchase Agreement	$—	$71,000,000	$—	$71,000,000
Investment Company	7,111,271,145	—	—	7,111,271,145
TOTAL SECURITIES	$7,111,271,145	$71,000,000	$—	$7,182,271,145
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0156	0.0075	0.003	0.001	0.001
Net realized and unrealized gain (loss)	(0.0000)[1]	0.0002	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0156	0.0077	0.003	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.0156)	(0.0075)	(0.003)	(0.001)	(0.001)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0156)	(0.0075)	(0.003)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total Return[3]	1.57%	0.78%	0.31%	0.08%	0.07%
Ratios to Average Net Assets:
Net expenses	0.00%[4]	0.20%	0.21%	0.20%	0.20%
Net investment income	1.59%	0.77%	0.31%	0.08%	0.07%
Expense waiver/reimbursement[5]	0.29%	0.09%	0.09%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,992,551	$4,454,446	$4,639,018	$5,914,296	$5,213,209
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0131	0.0050	0.001	0.000[1]	0.000[1]
Net realized and unrealized gain (loss)	(0.0000)[2]	0.0002	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0131	0.0052	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0131)	(0.0050)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0131)	(0.0050)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total Return[3]	1.31%	0.53%	0.10%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%	0.45%	0.41%	0.27%	0.26%
Net investment income	1.26%	0.34%	0.09%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.29%	0.09%	0.13%	0.27%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$186,643	$129,412	$1,229,801	$1,413,002	$1,962,506
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0146	0.0064	0.002	0.000[1]	0.000[1]
Net realized and unrealized gain (loss)	(0.0000)[2]	0.0003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0146	0.0067	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0146)	(0.0065)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0146)	(0.0065)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total Return[3]	1.47%	0.68%	0.21%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.10%	0.30%	0.31%	0.27%	0.26%
Net investment income	1.40%	0.34%	0.21%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.29%	0.10%	0.09%	0.11%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,185	$20,587	$627,753	$592,710	$730,710
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities, at value including $7,111,271,145 of investment in an affiliated holding (identified cost $7,180,982,831)		$7,182,271,145
Cash		573,700
Income receivable		4,161
Income receivable from affiliated holdings		12,057,479
Receivable for shares sold		10,157,954
TOTAL ASSETS		7,205,064,439
Liabilities:
Payable for shares redeemed	$4,269,604
Income distribution payable	9,203,648
Payable to adviser (Note 5)	740
Payable for administrative fees (Note 5)	15,782
Payable for other service fees (Notes 2 and 5)	30,568
Accrued expenses (Note 5)	164,873
TOTAL LIABILITIES		13,685,215
Net assets for 7,189,862,774 shares outstanding		$7,191,379,224
Net Assets Consist of:
Paid-in capital		$7,191,031,537
Net unrealized appreciation		1,288,314
Accumulated net realized loss		(953,114)
Undistributed net investment income		12,487
TOTAL NET ASSETS		$7,191,379,224
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$6,992,551,445 ÷ 6,991,073,177 shares outstanding, no par value, unlimited shares authorized		$1.0002
Service Shares:
$186,643,118 ÷ 186,607,251 shares outstanding, no par value, unlimited shares authorized		$1.0002
Capital Shares:
$12,184,661 ÷ 12,182,346 shares outstanding, no par value, unlimited shares authorized		$1.0002
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Dividends received from an affiliated holding*			$88,090,122
Interest			1,034,024
TOTAL INCOME			89,124,146
Expenses:
Investment adviser fee (Note 5)		$11,204,145
Administrative fee (Note 5)		4,485,201
Custodian fees		177,841
Transfer agent fee		113,166
Directors'/Trustees' fees (Note 5)		38,409
Auditing fees		28,841
Legal fees		9,007
Portfolio accounting fees		215,931
Other service fees (Notes 2 and 5)		411,515
Share registration costs		110,790
Printing and postage		25,914
Miscellaneous (Note 5)		44,111
TOTAL EXPENSES		16,864,871
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(11,204,145)
Reimbursement of other operating expenses (Note 5)	(5,222,809)
TOTAL WAIVER AND REIMBURSEMENTS		(16,426,954)
Net expenses			437,917
Net investment income			88,686,229
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on sales of investments in an affiliated holding*			(953,114)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $1,288,314 of investments in an affiliated holding*)			669,188
Change in net assets resulting from operations			$88,402,303
* See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$88,686,229	$29,076,744
Net realized gain (loss)	(953,114)	24,356
Net change in unrealized appreciation/depreciation	669,188	619,126
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	88,402,303	29,720,226
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(86,423,265)	(27,378,914)
Service Shares	(1,976,553)	(1,185,296)
Capital Shares	(280,303)	(510,930)
Distributions from net realized gain
Institutional Shares	(19,898)	(99,429)
Service Shares	(702)	(19,486)
Capital Shares	(95)	(11,691)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(88,700,816)	(29,205,746)
Share Transactions:
Proceeds from sale of shares	18,915,183,582	30,609,310,240
Net asset value of shares issued to shareholders in payment of distributions declared	25,386,281	8,501,700
Cost of shares redeemed	(16,353,337,091)	(32,510,452,792)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,587,232,772	(1,892,640,852)
Change in net assets	2,586,934,259	(1,892,126,372)
Net Assets:
Beginning of period	4,604,444,965	6,496,571,337
End of period (including undistributed net investment income of $12,487 and $6,379, respectively)	$7,191,379,224	$4,604,444,965
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund's financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, each Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Annual Shareholder Report

■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $16,426,954 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$391,439
Capital Shares	20,076
TOTAL	$411,515
For the year ended July 31, 2018, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,658,596,250	$17,660,456,173	28,259,811,884	$28,263,068,862
Shares issued to shareholders in payment of distributions declared	23,527,285	23,528,617	7,376,952	7,378,467
Shares redeemed	(15,144,464,012)	(15,145,664,826)	(28,452,698,711)	(28,455,515,007)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,537,659,523	$2,538,319,964	(185,509,875)	$(185,067,678)

Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,240,814,181	$1,240,940,617	2,078,457,451	$2,078,603,258
Shares issued to shareholders in payment of distributions declared	1,577,583	1,577,678	825,069	825,228
Shares redeemed	(1,185,170,315)	(1,185,215,374)	(3,179,672,538)	(3,179,843,815)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	57,221,449	$57,302,921	(1,100,390,018)	$(1,100,415,329)
Annual Shareholder Report

Year Ended July 31	2018		2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	13,776,212	$13,786,792	267,634,168	$267,638,120
Shares issued to shareholders in payment of distributions declared	279,973	279,986	297,974	298,005
Shares redeemed	(22,456,844)	(22,456,891)	(875,089,405)	(875,093,970)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,400,659)	$(8,390,113)	(607,157,263)	$(607,157,845)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,586,480,313	$2,587,232,772	(1,893,057,156)	$(1,892,640,852)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$88,700,816	$29,205,746
As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$12,487
Net unrealized appreciation	$1,288,314
Capital loss carryforwards	$(953,114)
At July 31, 2018, the cost of investments for federal tax purposes was $7,180,982,831. The net unrealized appreciation of investments for federal tax purposes was $1,288,314. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost.
At July 31, 2018, the Fund had a capital loss carryforward of $953,114 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$953,114	$—	$953,114
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund's average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse their fee with respect to the net assets invested in the Underlying Fund. For the year ended July 31, 2018, the Adviser waived and/or reimbursed $11,204,145.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of their fee and/or reimburse other operating expense. For the year ended July 31, 2018, the Adviser voluntarily reimbursed $5,222,809 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Other Service Fees
For the year ended July 31, 2018, FSSC received $343 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of the fees and expenses of the Underlying Fund paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2018, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
Annual Shareholder Report

requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the year ended July 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2018, 86.11% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Institutional Prime Value Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Institutional Prime Value Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 24, 2018
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,009.40	$0.00[2,3]
Service Shares	$1,000	$1,008.20	$1.24[4]
Capital Shares	$1,000	$1,008.90	$0.50[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.80	$0.00[2,3]
Service Shares	$1,000	$1,023.60	$1.25[4]
Capital Shares	$1,000	$1,024.30	$0.50[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.00%[6]
Service Shares	0.25%
Capital Shares	0.10%
2	Represents less than $0.01.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.00, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.
6	Represents less than 0.01%.
Annual Shareholder Report

Federated Institutional Prime Obligations Fund
Financial Statements and Notes to Financial Statements
Federated Institutional Prime Value Obligations Fund invests primarily in Federated Institutional Prime Obligations Fund. Therefore the Federated Institutional Prime Obligations Fund financial statements and notes to financial statements are included on pages 24 through 58.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)–
Federated Institutional Prime Obligations Fund
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	33.6%
Commercial Paper	31.7%
Other Repurchase Agreements and Repurchase Agreements	27.1%
Bank Instruments	7.7%
Asset-Backed Securities	0.1%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.7%[4]
8-30 Days	22.6%
31-90 Days	29.3%
91-180 Days	4.1%
181 Days or more	0.5%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 26.2% of the Fund's portfolio.
Annual Shareholder Report

Portfolio of Investments–
Federated Institutional Prime Obligations Fund
July 31, 2018
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.1%
		Finance - Automotive—0.1%
$4,013,918		Enterprise Fleet Financing 2017-3 LLC, Class A1, 1.500%, 10/22/2018	$4,013,962
14,190,367		Westlake Automobile Receivables Trust 2018-2, Class A1, 2.500%, 5/15/2019	14,190,587
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $18,204,285)	18,204,549
		CERTIFICATES OF DEPOSIT—5.9%
		Finance - Banking—5.9%
35,000,000		Bank of Montreal, 1.740%, 10/19/2018	34,966,890
25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	25,015,968
25,000,000		Mizuho Bank Ltd., 2.260%, 8/29/2018	25,000,000
50,000,000		Mizuho Bank Ltd., 2.450%, 10/22/2018	49,725,540
344,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.940%—2.310%, 8/3/2018—10/5/2018	344,042,721
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.340%, 10/2/2018	49,807,370
50,000,000		Toronto Dominion Bank, 1.700%, 10/5/2018	49,799,871
38,000,000		Toronto Dominion Bank, 1.740%—1.800%, 10/22/2018—11/14/2018	37,953,125
30,000,000		Westpac Banking Corp. Ltd., Sydney, 1.570%, 9/14/2018	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $646,372,126)	646,311,485
	[1]	COMMERCIAL PAPER—31.7%
		Aerospace/Auto—0.5%
50,000,000		Daimler Finance NA LLC, (GTD by Daimler AG), 2.460%, 1/22/2019	49,344,966
		Finance - Banking—13.8%
25,918,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 2.314%, 8/15/2018	25,894,818
117,520,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.104%, 8/16/2018—8/31/2018	117,342,795
65,000,000		Bank of Nova Scotia, Toronto, 1.930%, 8/2/2018	64,996,551
128,000,000		Banque et Caisse d'Epargne de L'Etat, 2.061%—2.123%, 8/8/2018—8/13/2018	127,934,666
58,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.771%—2.817%, 9/24/2018—7/1/2019	57,638,738
276,256,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.260%—2.314%, 9/10/2018—10/30/2018	275,207,113
85,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.951%—2.054%, 8/7/2018—8/27/2018	84,903,041
Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$50,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.188%, 8/21/2018	$49,939,445
269,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.950%—2.334%, 8/1/2018—10/9/2018	268,581,670
100,000,000		NRW.Bank, 2.168%, 8/13/2018	99,928,000
245,000,000		Sumitomo Mitsui Banking Corp., 2.348%—2.496%, 11/2/2018—12/27/2018	243,244,775
30,000,000		Toronto Dominion Bank, 1.760%, 10/22/2018	29,845,863
75,000,000		Toronto Dominion Bank, 2.295%, 9/19/2018	74,767,250
		TOTAL	1,520,224,725
		Finance - Commercial—1.3%
145,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.104%—2.178%, 8/6/2018—8/13/2018	144,927,492
		Finance - Retail—10.5%
260,000,000		Barton Capital S.A., 2.128%—2.158%, 8/6/2018—9/18/2018	259,497,153
168,150,000		CAFCO, LLC, 2.264%—2.284%, 9/13/2018—9/25/2018	167,670,665
45,000,000		CRC Funding, LLC, 2.491%, 1/22/2019	44,470,625
70,500,000		Fairway Finance Co. LLC, 2.263%—2.284%, 8/30/2018—9/4/2018	70,365,425
55,000,000		Old Line Funding, LLC, 2.320%, 10/18/2018	54,732,058
34,500,000		Old Line Funding, LLC, 2.320%, 10/19/2018	34,329,570
50,000,000		Old Line Funding, LLC, 2.360%, 10/23/2018	49,738,900
75,000,000		Old Line Funding, LLC, 2.360%, 10/26/2018	74,592,369
28,000,000		Old Line Funding, LLC, 2.420%, 12/6/2018	27,764,651
378,780,000		Sheffield Receivables Company LLC, 2.294%—2.472%, 8/21/2018—11/6/2018	377,406,719
		TOTAL	1,160,568,135
		Finance - Securities—2.8%
140,000,000		Anglesea Funding LLC, 2.333%—2.518%, 10/1/2018—10/5/2018	139,471,769
100,000,000		Chesham Finance LLC Series III, 1.951%, 8/3/2018	99,989,167
74,000,000		Collateralized Commercial Paper Co. LLC, 1.763%—2.672%, 8/6/2018—4/26/2019	73,166,923
		TOTAL	312,627,859
		Insurance—1.4%
149,500,000		UnitedHealth Group, Inc., 2.051%—2.071%, 8/1/2018—8/6/2018	149,467,861
		Sovereign—1.4%
75,000,000		Caisse des Depots et Consignations (CDC), 2.263%, 8/29/2018	74,868,750
Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Sovereign—continued
$76,750,000		Erste Abwicklungsanstalt, 2.264%, 9/5/2018	$76,582,109
		TOTAL	151,450,859
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,488,527,312)	3,488,611,897
	[2]	NOTES - VARIABLE—33.6%
		Aerospace/Auto—0.1%
15,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. SA), 2.367% (1-month USLIBOR +0.300%), 8/13/2018	15,005,833
		Finance - Banking—25.5%
47,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.304% (1-month USLIBOR +0.225%), 8/20/2018	47,000,000
50,000,000		Bank of Montreal, 2.329% (1-month USLIBOR +0.250%), 8/20/2018	50,017,199
15,000,000		Bank of Montreal, 2.344% (1-month USLIBOR +0.280%), 8/28/2018	15,004,479
75,000,000		Bank of Montreal, 2.347% (1-month USLIBOR +0.250%), 8/9/2018	75,025,188
20,000,000		Bank of Montreal, 2.361% (1-month USLIBOR +0.280%), 8/22/2018	20,006,610
100,000,000		Bank of Montreal, 2.397% (1-month USLIBOR +0.300%), 8/7/2018	100,024,554
25,000,000		Bank of Montreal, 2.518% (1-month USLIBOR +0.440%), 8/13/2018	25,033,570
76,467,000		Bank of Montreal, 2.653% (3-month USLIBOR +0.320%), 10/18/2018	76,553,834
70,000,000		Bank of Nova Scotia, Toronto, 2.369% (1-month USLIBOR +0.300%), 8/24/2018	70,023,589
33,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.307% (1-month USLIBOR +0.220%), 8/6/2018	33,000,000
21,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.338% (1-month USLIBOR +0.260%), 8/13/2018	21,005,142
61,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.372% (1-month USLIBOR +0.290%), 8/13/2018	61,010,035
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.387% (1-month USLIBOR +0.290%), 8/8/2018	30,008,328
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.393% (1-month USLIBOR +0.320%), 8/17/2018	50,020,636
16,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.401% (1-month USLIBOR +0.320%), 8/23/2018	16,007,583
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.407% (1-month USLIBOR +0.320%), 8/6/2018	25,012,651
45,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.437% (1-month USLIBOR +0.340%), 8/7/2018	45,030,240
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.463% (3-month USLIBOR +0.130%), 9/7/2018	20,001,599
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.466% (3-month USLIBOR +0.130%), 9/21/2018	35,002,944
23,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.467% (3-month USLIBOR +0.130%), 10/9/2018	23,002,062
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.483% (3-month USLIBOR +0.150%), 10/18/2018	$25,022,877
5,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.487% (3-month USLIBOR +0.150%), 10/5/2018	5,003,514
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.489% (3-month USLIBOR +0.150%), 10/29/2018	30,023,541
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.541% (3-month USLIBOR +0.220%), 9/10/2018	35,047,670
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.572% (1-month USLIBOR +0.500%), 8/15/2018	10,014,977
35,000,000		Canadian Imperial Bank of Commerce, 2.286% (1-month USLIBOR +0.200%), 8/6/2018	35,008,495
25,000,000		Canadian Imperial Bank of Commerce, 2.292% (1-month USLIBOR +0.200%), 8/2/2018	25,006,407
45,000,000		Canadian Imperial Bank of Commerce, 2.319% (1-month USLIBOR +0.240%), 8/20/2018	45,017,257
10,000,000		Canadian Imperial Bank of Commerce, 2.321% (1-month USLIBOR +0.240%), 8/22/2018	10,003,813
50,000,000		Canadian Imperial Bank of Commerce, 2.337% (1-month USLIBOR +0.240%), 8/8/2018	50,007,112
14,000,000		Canadian Imperial Bank of Commerce, 2.380% (1-month USLIBOR +0.310%), 8/28/2018	14,001,449
25,000,000		Canadian Imperial Bank of Commerce, 2.387% (1-month USLIBOR +0.300%), 8/6/2018	25,007,541
30,000,000		Canadian Imperial Bank of Commerce, 2.461% (3-month USLIBOR +0.130%), 10/9/2018	30,000,135
20,000,000		Canadian Imperial Bank of Commerce, 2.467% (3-month USLIBOR +0.130%), 10/3/2018	20,001,725
50,000,000		Canadian Imperial Bank of Commerce, 2.513% (3-month USLIBOR +0.180%), 10/18/2018	50,028,066
45,000,000		Canadian Imperial Bank of Commerce, 2.533% (3-month USLIBOR +0.200%), 10/11/2018	45,030,711
75,000,000		Canadian Imperial Bank of Commerce, 2.580% (1-month USLIBOR +0.490%), 8/3/2018	75,131,788
46,300,000		Canadian Imperial Bank of Commerce, 2.649% (3-month USLIBOR +0.330%), 8/29/2018	46,378,949
7,025,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 1.950%, 8/1/2018	7,025,000
47,000,000		Commonwealth Bank of Australia, 2.262% (1-month USLIBOR +0.190%), 8/14/2018	46,999,426
50,000,000		Commonwealth Bank of Australia, 2.332% (1-month USLIBOR +0.260%), 8/28/2018	50,015,427
5,000,000		Commonwealth Bank of Australia, 2.456% (3-month USLIBOR +0.100%), 8/3/2018	4,999,999
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$5,900,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.030%, 8/2/2018	$5,900,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.990%, 8/1/2018	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 2.030%, 8/2/2018	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 2.030%, 8/2/2018	7,000,000
6,500,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 2.070%, 8/1/2018	6,500,000
6,785,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 1.980%, 8/2/2018	6,785,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 2.030%, 8/2/2018	5,375,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.030%, 8/2/2018	9,780,000
10,000,000		Pepper Residential Securities Trust No. 19, Class A1, (GTD by National Australia Bank Ltd., Melbourne), 2.417% (1-month USLIBOR +0.350%), 8/13/2018	9,998,200
5,575,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 2.180%, 8/2/2018	5,575,000
25,000,000		Royal Bank of Canada, 2.347% (1-month USLIBOR +0.250%), 8/8/2018	25,006,890
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 2.030%, 8/2/2018	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank AB LOC), 2.030%, 8/2/2018	20,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 2.080%, 8/2/2018	18,965,000
805,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.000%, 8/2/2018	805,000
75,000,000		Sumitomo Mitsui Banking Corp., 2.264% (1-month USLIBOR +0.200%), 8/28/2018	74,995,856
40,000,000		Sumitomo Mitsui Banking Corp., 2.320% (1-month USLIBOR +0.250%), 8/28/2018	40,005,054
40,000,000		Sumitomo Mitsui Banking Corp., 2.332% (1-month USLIBOR +0.260%), 8/29/2018	40,006,552
100,000,000		Sumitomo Mitsui Banking Corp., 2.347% (1-month USLIBOR +0.250%), 8/9/2018	100,017,478
115,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.283%—2.314%, 9/26/2018—10/24/2018	114,444,115
74,000,000		Toronto Dominion Bank, 2.294% (1-month USLIBOR +0.230%), 8/28/2018	74,000,000
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$4,000,000		Toronto Dominion Bank, 2.302% (1-month USLIBOR +0.230%), 8/30/2018	$4,000,795
90,000,000		Toronto Dominion Bank, 2.344% (1-month USLIBOR +0.280%), 8/23/2018	89,971,782
60,000,000		Toronto Dominion Bank, 2.377% (1-month USLIBOR +0.280%), 8/8/2018	60,022,202
50,000,000		Toronto Dominion Bank, 2.463% (3-month USLIBOR +0.100%), 8/6/2018	50,000,000
20,000,000		Toronto Dominion Bank, 2.476% (3-month USLIBOR +0.140%), 9/14/2018	20,006,758
50,000,000		Toronto Dominion Bank, 2.497% (1-month USLIBOR +0.400%), 8/8/2018	50,053,691
50,000,000		Wells Fargo Bank, N.A., 2.307% (1-month USLIBOR +0.210%), 8/7/2018	50,014,006
40,000,000		Wells Fargo Bank, N.A., 2.336% (1-month USLIBOR +0.250%), 8/6/2018	40,015,506
49,500,000		Wells Fargo Bank, N.A., 2.489% (3-month USLIBOR +0.150%), 10/9/2018	49,555,754
25,000,000		Wells Fargo Bank, N.A., 2.490% (3-month USLIBOR +0.160%), 8/24/2018	25,005,864
50,000,000		Wells Fargo Bank, N.A., 2.492% (3-month USLIBOR +0.150%), 10/24/2018	50,064,044
35,000,000		Wells Fargo Bank, N.A., 2.503% (3-month USLIBOR +0.160%), 8/15/2018	35,010,779
21,000,000		Wells Fargo Bank, N.A., 2.517% (3-month USLIBOR +0.180%), 9/27/2018	21,023,990
50,000,000		Wells Fargo Bank, N.A., 2.521% (3-month USLIBOR +0.200%), 9/10/2018	50,079,568
34,500,000		Wells Fargo Bank, N.A., 2.535% (3-month USLIBOR +0.200%), 10/25/2018	34,522,428
45,000,000		Westpac Banking Corp. Ltd., Sydney, 2.349% (1-month USLIBOR +0.280%), 8/24/2018	45,017,192
6,665,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.050%, 8/2/2018	6,665,000
		TOTAL	2,803,454,626
		Finance - Retail—1.5%
60,000,000		Old Line Funding, LLC, 2.572% (1-month USLIBOR +0.480%), 8/1/2018	60,089,650
50,000,000		Old Line Funding, LLC, 2.581% (1-month USLIBOR +0.500%), 8/21/2018	50,079,645
50,000,000		Old Line Funding, LLC, 2.581% (1-month USLIBOR +0.500%), 8/22/2018	50,079,658
		TOTAL	160,248,953
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—5.0%
$25,000,000		Anglesea Funding LLC, 2.397% (1-month USLIBOR +0.320%), 8/28/2018	$24,996,435
27,000,000		Anglesea Funding LLC, 2.414% (1-month USLIBOR +0.350%), 8/27/2018	27,000,000
20,000,000		Anglesea Funding LLC, 2.429% (1-month USLIBOR +0.350%), 8/20/2018	20,000,000
30,000,000		Anglesea Funding LLC, 2.514% (1-month USLIBOR +0.440%), 8/13/2018	30,022,995
25,000,000		Anglesea Funding LLC, 2.536% (1-month USLIBOR +0.450%), 8/6/2018	25,018,656
5,000,000		Collateralized Commercial Paper Co. LLC, 2.350% (1-month USLIBOR +0.280%), 8/27/2018	5,000,575
15,000,000	[3]	Collateralized Commercial Paper Co. LLC, 2.357% (1-month USLIBOR +0.290%), 8/13/2018	15,002,816
25,000,000		Collateralized Commercial Paper Co. LLC, 2.426% (3-month USLIBOR +0.100%), 9/17/2018	24,999,893
35,000,000		Collateralized Commercial Paper Co. LLC, 2.443% (3-month USLIBOR +0.110%), 10/18/2018	35,003,114
20,000,000		Collateralized Commercial Paper Co. LLC, 2.449% (3-month USLIBOR +0.110%), 10/5/2018	19,998,594
25,000,000		Collateralized Commercial Paper Co. LLC, 2.457% (3-month USLIBOR +0.110%), 10/22/2018	25,002,320
5,000,000		Collateralized Commercial Paper Co. LLC, 2.469% (3-month USLIBOR +0.130%), 10/15/2018	5,000,888
38,000,000		Collateralized Commercial Paper Co. LLC, 2.503% (3-month USLIBOR +0.160%), 10/4/2018	38,025,735
20,000,000		Collateralized Commercial Paper Co. LLC, 2.545% (3-month USLIBOR +0.220%), 9/20/2018	20,012,157
25,000,000		Collateralized Commercial Paper II Co. LLC, 2.358% (1-month USLIBOR +0.280%), 8/13/2018	25,003,493
30,000,000		Collateralized Commercial Paper II Co. LLC, 2.362% (1-month USLIBOR +0.280%), 8/20/2018	30,003,902
25,000,000		Collateralized Commercial Paper II Co. LLC, 2.479% (3-month USLIBOR +0.140%), 10/16/2018	25,012,073
25,000,000		Collateralized Commercial Paper II Co. LLC, 2.488% (3-month USLIBOR +0.170%), 8/30/2018	25,021,610
8,000,000		Collateralized Commercial Paper II Co. LLC, 2.497% (3-month USLIBOR +0.160%), 10/8/2018	8,002,418
3,000,000		Collateralized Commercial Paper II Co. LLC, 2.503% (3-month USLIBOR +0.160%), 10/4/2018	3,001,356
18,000,000		Collateralized Commercial Paper II Co. LLC, 2.522% (1-month USLIBOR +0.430%), 8/2/2018	18,016,908
30,000,000		Collateralized Commercial Paper II Co. LLC, 2.522% (1-month USLIBOR +0.430%), 8/2/2018	30,028,180
Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$70,000,000		Collateralized Commercial Paper II Co. LLC, 2.536% (3-month USLIBOR +0.200%), 9/28/2018	$70,000,000
		TOTAL	549,174,118
		Government Agency—1.5%
4,600,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 2.060%, 8/1/2018	4,600,000
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 2.030%, 8/1/2018	9,015,000
19,425,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 2.080%, 8/2/2018	19,425,000
14,250,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	14,250,000
14,250,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	14,250,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	16,000,000
1,000,000		Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	1,000,000
5,965,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 2.030%, 8/2/2018	5,965,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	19,640,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 2.030%, 8/2/2018	7,500,000
5,860,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of Atlanta LOC), 2.000%, 8/2/2018	5,860,000
14,200,000		Studio Sixty LLC, Thirdrail Studios Project Series 2015-A, (FHLB of San Francisco LOC), 2.080%, 8/2/2018	14,200,000
		TOTAL	169,905,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $3,696,403,857)	3,697,788,530
		TIME DEPOSIT—1.8%
		Finance - Banking—1.8%
200,000,000		ABN Amro Bank NV, 1.950%, 8/3/2018—8/6/2018 (IDENTIFIED COST $200,000,000)	200,000,000
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—11.8%
	Finance - Banking—11.8%
$48,570,000	BMO Capital Markets Corp., 2.01%, dated 7/31/2018, interest in a $130,000,000 collateralized loan agreement will repurchase securities provided as collateral for $130,007,258 on 8/1/2018, in which asset-backed securities, corporate bonds & medium term notes with a market value of $132,607,404 have been received as collateral and held with BNY Mellon as tri-party agent.	$48,570,000
50,000,000	BNP Paribas SA, 2.04%, dated 7/31/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,002,833 on 8/1/2018, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $51,002,890 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
4,170,000	BNP Paribas SA, 2.21%, dated 7/31/2018, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,535 on 8/1/2018, in which asset-backed securities and corporate bonds with a market value of $25,501,566 have been received as collateral and held with BNY Mellon as tri-party agent.	4,170,000
60,000,000	Citigroup Global Markets, Inc., 2.11%, dated 7/31/2018, interest in a $60,000,000 collateralized loan agreement will repurchase securities provided as collateral for $60,003,517 on 8/1/2018, in which exchange traded funds with a market value of $61,203,602 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
48,270,000	Citigroup Global Markets, Inc., 2.41%, dated 7/31/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,347 on 8/1/2018, in which U.S. Treasury notes with a market value of $51,003,415 have been received as collateral and held with BNY Mellon as tri-party agent.	48,270,000
25,000,000	Citigroup Global Markets, Inc., 3.05%, dated 2/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,150,104 on 8/1/2018, in which U.S. Treasury notes with a market value of $76,693,739 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000	Citigroup Global Markets, Inc., 3.10%, dated 2/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,259,986 on 8/1/2018, in which collateralized mortgage obligations with a market value of $148,280,648 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
95,000,000	HSBC Securities (USA), Inc., 2.01%, dated 7/31/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $145,008,096 on 8/1/2018, in which assets-backed securities with a market value of $147,900,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	95,000,000
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$45,000,000	HSBC Securities (USA), Inc., 2.01%, dated 7/31/2018, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,005,025 on 8/1/2018, in which corporate bonds and medium-term notes with a market value of $91,800,001 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$45,000,000
121,103,000	HSBC Securities (USA), Inc., 2.11%, dated 7/31/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,019,342 on 8/1/2018, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt securities with a market value of $336,600,001 have been received as collateral and held with JPMorgan Chase as tri-party agent.	121,103,000
100,000,000	ING Financial Markets LLC, 2.01%, dated 7/31/2018, interest in a $152,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,008,487 on 8/1/2018, in which corporate bonds and medium-term notes with a market value of $155,048,709 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
100,000,000	ING Financial Markets LLC, 2.06%, dated 7/31/2018, interest in a $136,000,000 collateralized loan agreement will repurchase securities provided as collateral for $136,007,782 on 8/1/2018, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $138,850,493 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
70,000,000	ING Financial Markets LLC, 2.11%, dated 7/31/2018, interest in a $70,000,000 collateralized loan agreement will repurchase securities provided as collateral for $70,004,103 on 8/1/2018, in which corporate bonds with a market value of $71,404,279 have been received as collateral and held with JPMorgan Chase as tri-party agent.	70,000,000
50,000,000	MUFG Securities Americas, Inc., 2.11%, dated 7/16/2018, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,140,667 on 8/1/2018, in which common stocks and exchange traded funds with a market value of $153,143,500 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
193,870,000	MUFG Securities Americas, Inc., 2.11%, dated 7/31/2018, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,017,583 on 8/1/2018, in which American depositary receipts, asset-backed securities, common stocks and corporate bonds with a market value of $306,018,395 have been received as collateral and held with BNY Mellon as tri-party agent.	193,870,000
50,000,000	Mizuho Securities USA, Inc., 2.16%, dated 7/26/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,084,000 on 8/9/2018 in which common stocks with a market value of $102,036,740 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Mizuho Securities USA, Inc., 2.92%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,778,667 on 9/11/2018 in which collateralized mortgage obligations and corporate bonds with a market value of $163,451,510 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
95,000,000	Wells Fargo Securities LLC, 2.79%, dated 7/27/2018, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,662,625 on 10/25/2018 in which collateralized mortgage obligations with a market value of $96,937,661 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,300,983,000)	1,300,983,000
	REPURCHASE AGREEMENTS—15.3%
	Finance - Banking—15.3%
441,000,000	Interest in $2,200,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,117,944 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2060 and the market value of those underlying securities was $2,253,616,764.	441,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,160,833 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $3,061,292,789.	1,000,000,000
244,600,000	Interest in $250,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,013,403 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2057 and the market value of those underlying securities was $255,013,672.	244,600,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,685,600,000)	1,685,600,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $11,036,090,580)[4]	11,037,499,461
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(22,416,178)
	TOTAL NET ASSETS—100%	$11,015,083,283
Annual Shareholder Report

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2018, these restricted securities amounted to $15,002,816, which represented 0.1% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Automated Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2014[2]
	2018[1]	2017[1]	2016	2015
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0122	0.0001	0.000[3]	(0.000)[3]	(0.000)[3]
Net realized and unrealized gain	0.0000[4]	0.0039	0.001	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0122	0.0040	0.001	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.0121)	(0.0030)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from paid in surplus	—	(0.0010)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0121)	(0.0040)	(0.001)	(0.000) [3]	(0.000)[3]
Net Asset Value, End of Period	$1.0001	$1.0000	$1.00	$1.00	$1.00
Total Return[5]	1.22%	0.30%	0.02%	0.01%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	0.52%	0.52%	0.44%	0.24%	0.23%[7]
Net investment income (loss)	0.23%	0.01%	0.02%	0.01%	(0.00)%[6,7]
Expense waiver/reimbursement[8]	—%	0.12%	0.20%	0.40%	0.42%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[9]	$0[9]	$823,514	$984,469	$24,189
1	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
3	Represents less than $0.001.
4	Represents less than $0.0001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0156	0.0063	0.003	0.000[1]	0.000[1]
Net realized gain	0.0000[2]	0.0011	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0156	0.0074	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0156)	(0.0063)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	(0.0008)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0156)	(0.0071)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	1.57%	0.66%	0.26%	0.04%	0.20%
Ratios to Average Net Assets:
Net expenses	0.17%	0.20%	0.21%	0.20%	0.20%
Net investment income	1.62%	0.40%	0.26%	0.04%	0.02%
Expense waiver/reimbursement[4]	0.12%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,941,508	$787,309	$21,921,916	$30,806,315	$26,947,649
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0134	0.0040	0.001	0.000[1]	0.000[1]
Net realized and unrealized gain	0.0000[2]	0.0012	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0134	0.0052	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0135)	(0.0040)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	(0.0009)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0135)	(0.0049)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0002	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	1.35%	0.43%	0.07%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.39%	0.45%	0.39%	0.24%	0.22%
Net investment income	1.33%	0.13%	0.07%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.12%	0.10%	0.15%	0.30%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,817	$37,873	$1,841,641	$2,881,460	$3,336,274
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0151	0.0058	0.002	0.000[1]	0.000[1]
Net realized and unrealized gain	0.0000[2]	0.0010	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0151	0.0068	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0151)	(0.0058)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	(0.0008)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0151)	(0.0066)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total Return[3]	1.52%	0.60%	0.21%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.23%	0.25%	0.26%	0.23%	0.22%
Net investment income	1.52%	0.34%	0.22%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.12%	0.10%	0.08%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,206	$14,549	$526,605	$637,721	$816,589
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Trust Shares–
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0103	0.0018	0.000[1]	0.000[1]	0.000[1]
Net realized and unrealized gain	0.0004	0.0015	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0107	0.0033	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0107)	(0.0021)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	(0.0009)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0107)	(0.0030)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total Return[2]	1.07%	0.24%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.67%	0.53%	0.45%	0.23%	0.22%
Net investment income	1.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.11%	0.26%	0.33%	0.55%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$553	$1,211	$367,093	$499,638	$1,417,891
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
July 31, 2018
Assets:
Investment in other repurchase agreements and repurchase agreements	$2,986,583,000
Investment in securities	8,050,916,461
Total investment in securities, at value (identified cost $11,036,090,580)		$11,037,499,461
Cash		869,343
Income receivable		8,097,426
TOTAL ASSETS		11,046,466,230
Liabilities:
Payable for investments purchased	16,405,918
Payable for shares redeemed	61,641
Income distribution payable	14,540,669
Payable for investment adviser fee (Note 5)	18,811
Payable for administrative fees (Note 5)	24,193
Payable for distribution services fee (Note 5)	117
Accrued expenses (Note 5)	331,598
TOTAL LIABILITIES		31,382,947
Net assets for 11,011,953,482 shares outstanding		$11,015,083,283
Net Assets Consist of:
Paid-in capital		$11,013,649,580
Net unrealized appreciation		1,408,881
Accumulated net realized gain		14,716
Undistributed net investment income		10,106
TOTAL NET ASSETS		$11,015,083,283
Annual Shareholder Report

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$100.01 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0001
Institutional Shares:
$10,941,507,635 ÷ 10,938,392,598 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$47,816,680 ÷ 47,806,267 shares outstanding, no par value, unlimited shares authorized	$1.0002
Capital Shares:
$25,205,658 ÷ 25,201,463 shares outstanding, no par value, unlimited shares authorized	$1.0002
Trust Shares:
$553,210 ÷ 553,054 shares outstanding, no par value, unlimited shares authorized	$1.0003
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations–
Federated Institutional Prime Obligations Fund
Year Ended July 31, 2018
Investment Income:
Interest		$141,022,186
Expenses:
Investment adviser fee (Note 5)	$15,718,258
Administrative fee (Note 5)	6,293,448
Custodian fees	290,501
Transfer agent fee	224,968
Directors'/Trustees' fees (Note 5)	34,582
Auditing fees	24,260
Legal fees	9,005
Portfolio accounting fees	278,885
Distribution services fee (Note 5)	1,663
Other service fees (Notes 2 and 5)	93,716
Share registration costs	87,621
Printing and postage	20,386
Miscellaneous (Note 5)	49,228
TOTAL EXPENSES	23,126,521
Waiver of investment adviser fee (Note 5)	(9,606,590)
Net expenses		13,519,931
Net investment income		127,502,255
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		17,644
Net change in unrealized appreciation of investments		1,249,409
Change in net assets resulting from operations		$128,769,308
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$127,502,255	$15,055,274
Net realized gain	17,644	68,497
Net change in unrealized appreciation/depreciation	1,249,409	159,472
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	128,769,308	15,283,243
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(0)[1]	(15,247)
Institutional Shares	(126,629,392)	(14,356,935)
Service Shares	(514,907)	(438,493)
Capital Shares	(345,817)	(255,767)
Trust Shares	(6,679)	(8,026)
Distribution from paid in surplus
Automated Shares	—	(134,614)
Institutional Shares	—	(2,891,295)
Service Shares	—	(293,506)
Capital Shares	—	(58,289)
Trust Shares	—	(48,022)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(127,496,795)	(18,500,194)
Share Transactions:
Proceeds from sale of shares	30,514,393,575	25,280,837,576
Net asset value of shares issued to shareholders in payment of distributions declared	21,060,720	7,016,180
Cost of shares redeemed	(20,362,585,713)	(49,924,464,163)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,172,868,582	(24,636,610,407)
Change in net assets	10,174,141,095	(24,639,827,358)
Net Assets:
Beginning of period	840,942,188	25,480,769,546
End of period (including undistributed net investment income of $10,106 and $4,646, respectively)	$11,015,083,283	$840,942,188
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements–
Federated Institutional Prime Obligations Fund
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Annual Shareholder Report

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $9,606,590 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

The Fund had a paid in capital amount that, as a result of a prior acquisition of another money market fund, was in excess of the number of shares outstanding. To reduce this difference, the Fund began distributing the excess paid in capital to shareholders on October 1, 2015. These returns of capital distributions were declared daily and distributed monthly and continued until such time as the excess paid in capital amount was depleted. The Fund's excess capital position and return of capital distributions ceased during October 2016. These distributions are taxable income to the shareholders and are not considered a return of capital for federal tax purposes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$80,755
Capital Shares	11,358
Trust Shares	1,603
TOTAL	$93,716
For the year ended July 31, 2018, the Fund's Institutional Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	72,816,168	$72,816,168
Shares issued to shareholders in payment of distributions declared	—	—	149,857	149,857
Shares redeemed	—	—	(896,368,786)	(896,368,786)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	—	$—	(823,402,761)	$(823,402,761)

Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	30,017,817,920	$30,022,896,392	22,704,540,167	$22,705,067,578
Shares issued to shareholders in payment of distributions declared	20,225,406	20,228,769	6,379,527	6,379,934
Shares redeemed	(19,886,730,995)	(19,890,193,691)	(43,842,787,949)	(43,843,301,456)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,151,312,331	$10,152,931,470	(21,131,868,255)	$(21,131,853,944)
Annual Shareholder Report

Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	296,798,517	$296,831,367	1,705,459,930	$1,705,486,299
Shares issued to shareholders in payment of distributions declared	506,019	506,074	273,328	273,369
Shares redeemed	(287,360,262)	(287,397,583)	(3,509,263,320)	(3,509,292,969)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	9,944,274	$9,939,858	(1,803,530,062)	$(1,803,533,301)

Year Ended July 31	2018		2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	194,654,557	$194,657,837	569,526,588	$569,534,428
Shares issued to shareholders in payment of distributions declared	319,865	319,872	205,881	205,893
Shares redeemed	(184,319,272)	(184,322,278)	(1,081,719,528)	(1,081,728,460)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,655,150	$10,655,431	(511,987,059)	$(511,988,139)

Year Ended July 31	2018		2017
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	7,978	$7,979	227,932,977	$227,933,103
Shares issued to shareholders in payment of distributions declared	6,005	6,005	7,127	7,127
Shares redeemed	(671,876)	(672,161)	(593,772,326)	(593,772,492)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(657,893)	$(658,177)	(365,832,222)	$(365,832,262)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,171,253,862	$10,172,868,582	(24,636,620,359)	$(24,636,610,407)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$127,496,795	$18,500,194
As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$24,822
Net unrealized appreciation	$1,408,881
Annual Shareholder Report

At July 31, 2018, the cost of investments for federal tax purposes was $11,036,090,580. The net unrealized appreciation of investments for federal tax purposes was $1,408,881. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,801,358 and net unrealized depreciation from investments for those securities having an excess of cost over value of $392,477.
The Fund used capital loss carryforwards of $2,928 to offset capital gains realized during the year ended July 31, 2018.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the Adviser voluntarily waived $9,606,590 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur
Annual Shareholder Report

distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$1,663
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, FSC retained $144 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2018, FSSC received $3,935 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25%, and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $6,375,000 and $95,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Affiliated Shares of Beneficial Interest
As of July 31, 2018, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the year ended July 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2018, 85.88% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated INSTITUTIONAL Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Institutional Prime Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 24, 2018
Annual Shareholder Report

Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,007.50	$2.59
Institutional Shares	$1,000	$1,009.40	$0.75[2]
Service Shares	$1,000	$1,008.40	$1.74[3]
Capital Shares	$1,000	$1,009.20	$1.00[4]
Trust Shares	$1,000	$1,006.90	$3.23
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.20	$2.61
Institutional Shares	$1,000	$1,024.10	$0.75[2]
Service Shares	$1,000	$1,023.10	$1.76[3]
Capital Shares	$1,000	$1,023.80	$1.00[4]
Trust Shares	$1,000	$1,021.60	$3.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.52%
Institutional Shares	0.15%
Service Shares	0.35%
Capital Shares	0.20%
Trust Shares	0.65%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.00, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.24 and $2.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.25 and $1.25, respectively.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Institutional Prime Value Obligations Fund (the “Fund”)
(formerly, Federated Prime Value Obligations Fund)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund
Annual Shareholder Report

and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms
Annual Shareholder Report

relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
Annual Shareholder Report

respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Annual Shareholder Report

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450527 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Wealth | TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	70.7%
Municipal Notes	21.7%
Commercial Paper	7.3%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.4%
8-30 Days	7.4%
31-90 Days	14.5%
91-180 Days	2.9%
181 Days or more	5.5%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2018
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.7%
		Alabama—4.8%
$15,545,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 1.510%, 8/1/2018	$15,545,000
16,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.510%, 8/1/2018	16,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.150%, 8/1/2018	40,000,000
8,100,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 1.510%, 8/1/2018	8,100,000
4,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 1.510%, 8/1/2018	4,100,000
5,800,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 1.510%, 8/1/2018	5,800,000
31,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.150%, 8/1/2018	31,000,000
17,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.980%, 8/2/2018	17,000,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.090%, 8/2/2018	24,810,000
		TOTAL	162,355,000
		Arizona—0.6%
5,000,000		Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.990%, 8/2/2018	5,000,000
11,210,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/13/2018	11,210,000
3,920,000		Pima County, AZ IDA (Wasatch Pool Holdings IV, LLC), (Series 2001: Eastside Place Apartments) Weekly VRDNs (FNMA LOC), 1.050%, 8/2/2018	3,920,000
		TOTAL	20,130,000
		California—2.2%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.100%, 8/2/2018	46,000,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), 1.82% CP, Mandatory Tender 9/12/2018	12,000,000
15,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), 1.40% CP, Mandatory Tender 11/8/2018	15,500,000
		TOTAL	73,500,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—2.2%
$5,185,000		Adams County, CO Five Star School District, RBC Muni Products (Series 2018 G-24) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	$5,185,000
9,935,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/18/2018	9,935,000
6,345,000		Colorado State Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group), (Series 2018-XF0667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.970%, 8/2/2018	6,345,000
6,685,000		Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/6/2018	6,685,000
25,000,000		Lower Colorado River Authority Transmission Services Corp., RBC Muni Products (Series E-122) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	25,000,000
8,110,000		University of Colorado, RBC Muni Products (Series E-123) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	8,110,000
10,985,000		University of Colorado, Solar Eclipse (Series 2017-0065), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/20/2018	10,985,000
		TOTAL	72,245,000
		Connecticut—1.0%
2,105,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 0.970%, 8/2/2018	2,105,000
345,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 0.970%, 8/2/2018	345,000
30,000,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	30,000,000
		TOTAL	32,450,000
		District of Columbia—0.3%
4,990,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	4,990,000
4,000,000		District of Columbia, Solar Eclipse (Series 2017-0035), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	4,000,000
		TOTAL	8,990,000
		Florida—10.2%
4,975,000		Central Florida Expressway Authority, Golden Blue (Series 2018-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	4,975,000
6,475,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	6,475,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$31,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), 1.25% CP, Mandatory Tender 10/3/2018	$31,905,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse, 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/4/2018	5,000,000
7,505,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/2/2018	7,505,000
11,000,000		Florida State, Solar Eclipse, 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/13/2018	11,000,000
1,000,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada LIQ), 0.950%, 8/1/2018	1,000,000
35,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 1.37% CP, Mandatory Tender 8/7/2018	35,960,000
10,700,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 1.540%, 8/1/2018	10,700,000
41,100,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.580%, 8/1/2018	41,100,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.090%, 8/2/2018	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	6,410,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs (SunTrust Bank LOC), 1.010%, 8/1/2018	1,750,000
4,200,000		Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.070%, 8/2/2018	4,200,000
5,325,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs (SunTrust Bank LOC), 1.010%, 8/1/2018	5,325,000
20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	20,000,000
17,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.000%, 8/2/2018	17,480,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.240%, 8/2/2018	16,500,000
67,000,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.530%, 8/1/2018	67,000,000
10,600,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 0.960%, 8/2/2018	10,600,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 1.33% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 10/12/2018	$18,000,000
		TOTAL	340,880,000
		Georgia—4.0%
2,500,000		Cobb County, GA Housing Authority (Highland Ridge Partners LP), (Series 2008) Weekly VRDNs (FHLMC LOC), 0.980%, 8/2/2018	2,500,000
1,650,000		DeKalb Private Hospital Authority, GA (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.910%, 8/1/2018	1,650,000
29,070,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 1.000%, 8/1/2018	29,070,000
24,450,000		Fulton County, GA, Solar Eclipse (Series 2017-0007), 1.12% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/27/2018	24,450,000
5,000,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs (Bank of America N.A. LIQ), 0.990%, 8/2/2018	5,000,000
54,410,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1), 1.04% TOBs (Royal Bank of Canada LOC), Optional Tender 8/1/2018	54,410,000
7,490,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/16/2018	7,490,000
3,000,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.950%, 8/1/2018	3,000,000
4,500,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs (Bank of Montreal LOC), 0.950%, 8/1/2018	4,500,000
3,000,000		Municipal Electric Authority of Georgia, (Series 1985C) General Resolution Weekly VRDNs (TD Bank, N.A. LOC), 0.980%, 8/1/2018	3,000,000
		TOTAL	135,070,000
		Hawaii—0.5%
8,845,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.390%, 8/2/2018	8,845,000
8,625,000		Hawaii State, Solar Eclipse (3a-7), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/18/2018	8,625,000
		TOTAL	17,470,000
		Illinois—2.6%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.140%, 8/2/2018	600,000
20,000,000		Chicago, IL O'Hare International Airport, (Series 2005C) Weekly VRDNs (Bank of America N.A. LOC), 0.950%, 8/1/2018	20,000,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$2,500,000		Illinois Development Finance Authority (Chicago Horticultural Society), (Series 1999) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.000%, 8/1/2018	$2,500,000
7,000,000		Illinois Development Finance Authority (North Shore Senior Center), (Series 1999) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.050%, 8/1/2018	7,000,000
31,500,000		Illinois Finance Authority (Advocate Health Care Network), (Subseries C-3A) Weekly VRDNs (Northern Trust Co., Chicago, IL LIQ), 0.920%, 8/1/2018	31,500,000
26,045,000		Illinois Finance Authority (OSF Health Care Systems), (Series 2007F) Weekly VRDNs (Barclays Bank PLC LOC), 0.980%, 8/2/2018	26,045,000
		TOTAL	87,645,000
		Indiana—0.7%
14,115,000		Indiana State Finance Authority Health System (Sisters of St. Francis Health Services, Inc.), (Series 2008F) Weekly VRDNs (Bank of New York Mellon LOC), 0.950%, 8/2/2018	14,115,000
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	6,500,000
		TOTAL	24,650,000
		Iowa—0.9%
31,400,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 0.980%, 8/2/2018	31,400,000
		Kansas—0.1%
5,000,000		Wyandotte County, KS USD 500, RBC Muni Products (Series 2018 G-23) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	5,000,000
		Kentucky—0.4%
14,705,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/3/2018	14,705,000
		Louisiana—2.6%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs (GTD by BASF SE), 1.010%, 8/1/2018	50,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs (FHLB of Dallas LOC), 1.070%, 8/1/2018	12,000,000
1,080,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs (FHLB of Dallas LOC), 1.070%, 8/1/2018	1,080,000
18,340,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2009A) Weekly VRDNs, 0.940%, 8/1/2018	18,340,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	$4,335,000
		TOTAL	85,755,000
		Maryland—0.7%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28), 1.14% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 1/2/2019	5,000,000
1,520,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.990%, 8/7/2018	1,520,000
4,600,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (TD Bank, N.A. LOC), 0.900%, 8/1/2018	4,600,000
4,975,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041, 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/25/2018	4,975,000
904,000		Montgomery County, MD Housing Opportunities Commission (Byron House, Inc. Facility), (Series 1998 Issue I) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.040%, 8/7/2018	904,000
6,670,000		University System of Maryland, Solar Eclipse (Series 2017-0023), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/13/2018	6,670,000
		TOTAL	23,669,000
		Massachusetts—1.2%
1,000,000		Billerica, MA, Solar Eclipse (2017-0027), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/9/2018	1,000,000
6,120,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69), 1.12% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 9/6/2018	6,120,000
600,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Barclays Bank PLC LIQ), 1.470%, 8/1/2018	600,000
3,000,000		Gardner, MA, 2.75% BANs, 6/28/2019	3,021,333
12,200,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.980%, 8/2/2018	12,200,000
3,725,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.980%, 8/2/2018	3,725,000
200,000		Massachusetts Development Finance Agency, (Issue 4), 1.30% CP (FHLB of Boston LOC), Mandatory Tender 8/23/2018	200,000
1,200,000		Massachusetts IFA (Nova Realty Trust), (Series 1994) Weekly VRDNs (TD Bank, N.A. LOC), 0.930%, 8/2/2018	1,200,000
3,880,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/23/2018	3,880,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$1,550,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs (Barclays Bank PLC LIQ), 0.960%, 8/2/2018	$1,550,000
4,080,000		Massachusetts State Development Finance Agency (Governor Dummer Academy), (Series 2006) Weekly VRDNs (TD Bank, N.A. LOC), 0.960%, 8/1/2018	4,080,000
700,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), (Series M-2) Weekly VRDNs (Bank of New York Mellon LOC), 0.930%, 8/2/2018	700,000
3,015,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs (Bank of America N.A. LIQ), 0.960%, 8/2/2018	3,015,000
		TOTAL	41,291,333
		Michigan—4.3%
60,300,000		Eastern Michigan University Board of Regents, Golden Blue (3a-7) 2018-009 Weekly VRDNs (Build America Mutual Assurance INS)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.980%, 8/2/2018	60,300,000
5,000,000		Eastern Michigan University Board of Regents, Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.990%, 8/2/2018	5,000,000
9,300,000		Kent Hospital Finance Authority, MI (Spectrum Health), (Series 2008B-3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.940%, 8/1/2018	9,300,000
740,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs (FHLB of Chicago LOC), 0.940%, 8/2/2018	740,000
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.030%, 8/1/2018	3,100,000
570,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.950%, 8/2/2018	570,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs (MUFG Bank Ltd. LOC), 0.980%, 8/2/2018	400,000
3,105,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/3/2018	3,105,000
910,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.040%, 8/2/2018	910,000
25,225,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.040%, 8/2/2018	25,225,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$34,635,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.040%, 8/2/2018	$34,635,000
		TOTAL	143,285,000
		Minnesota—0.8%
4,735,000		Andover, MN (Presbyterian Homes of Andover, Inc.), (Series 2003) Weekly VRDNs (FNMA LOC), 0.930%, 8/2/2018	4,735,000
1,760,000		Bloomington, MN (Presbyterian Homes, Inc.), (Series 2008) Weekly VRDNs (FHLMC LOC), 0.930%, 8/2/2018	1,760,000
4,290,000		Minneapolis, MN (Symphony Place) Weekly VRDNs (FHLMC LOC), 0.970%, 8/2/2018	4,290,000
3,940,000		Plymouth, MN (Parkside Apartments), (Series 2003) Weekly VRDNs (FNMA LOC), 0.930%, 8/2/2018	3,940,000
9,925,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	9,925,000
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs (FHLMC LOC), 1.020%, 8/2/2018	2,642,000
		TOTAL	27,292,000
		Mississippi—0.2%
8,000,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 1.150%, 8/2/2018	8,000,000
		Missouri—0.5%
8,230,000		Buchanan County, MO Solid Waste Disposal (Lifeline Foods LLC), (Series 2009B) Weekly VRDNs (Commerce Bank, N.A., Kansas City LOC), 1.000%, 8/2/2018	8,230,000
4,965,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	4,965,000
4,000,000		Missouri State HEFA (BJC Health System, MO), Tender Option Bond Trust Receipts (Series 2018-XF0678) Weekly VRDNs (Royal Bank of Canada LIQ), 0.970%, 8/2/2018	4,000,000
		TOTAL	17,195,000
		Multi-State—7.2%
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 1.030%, 8/2/2018	121,400,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.990%, 8/2/2018	47,100,000
72,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 1.030%, 8/2/2018	72,000,000
		TOTAL	240,500,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Nevada—0.8%
$5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/20/2018	$5,000,000
12,500,000		Las Vegas Valley, NV Water District (Southern Nevada Water Authority), (Series 2004A), 1.59% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 8/2/2018	12,500,000
7,990,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/6/2018	7,990,000
		TOTAL	25,490,000
		New Jersey—4.0%
5,470,030		Absecon, NJ, 2.00% BANs, 8/2/2018	5,470,134
27,395,000		Belmar, NJ, 2.625% BANs, 2/8/2019	27,539,501
9,948,933		Carlstadt, NJ, 2.625% BANs, 7/26/2019	10,018,502
10,750,000		Carteret, NJ, 2.75% BANs, 2/1/2019	10,797,842
1,433,750		Chatham Boro, NJ, 2.75% BANs, 5/24/2019	1,442,296
3,942,500		Cranbury Township, NJ, 2.75% BANs, 5/23/2019	3,967,481
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.990%, 8/2/2018	6,000,000
1,962,000		Haworth Borough, NJ, 2.50% BANs, 2/22/2019	1,970,661
4,435,625		Lacey Township, NJ, 3.00% BANs, 5/24/2019	4,472,639
2,315,000		Lyndhurst Township, NJ, 2.50% BANs, 2/8/2019	2,324,523
7,665,000		New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.980%, 8/2/2018	7,665,000
11,295,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Stage Trust (Series 2011-28C), 1.22% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/24/2019	11,295,000
6,349,646		Ocean Township, NJ (Ocean County), 2.00% BANs, 11/15/2018	6,357,313
2,950,000		Palmyra Borough, NJ, (2017 Series A), 2.50% BANs, 12/19/2018	2,958,894
8,897,250		South River, NJ, 2.50% BANs, 12/11/2018	8,927,335
2,876,013		Tenafly, NJ, 2.75% BANs, 5/31/2019	2,893,561
4,185,000		Tewksbury Township, NJ, 2.75% BANs, 5/28/2019	4,213,663
3,757,151		Waldwick, NJ, 2.75% BANs, 7/26/2019	3,787,944
5,381,172		Wallington, NJ, 2.25% BANs, 8/23/2018	5,384,544
1,715,130		Westampton, NJ, 2.75% BANs, 6/6/2019	1,725,089
4,000,000		Willingboro Township, NJ, 2.25% BANs, 8/8/2018	4,000,567
		TOTAL	133,212,489
		New York—7.7%
6,000,000		Bayport-Blue Point, NY Union Free School District, 2.25% BANs, 10/5/2018	6,005,532
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$18,525,000		Candor, NY CSD, 2.75% BANs, 4/3/2019	$18,641,383
3,317,500		Guilderland, NY CSD, 2.75% BANs, 7/12/2019	3,342,084
10,000,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.060%, 8/2/2018	10,000,000
6,000,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-1) Daily VRDNs (TD Bank, N.A. LOC), 1.450%, 8/1/2018	6,000,000
11,045,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2005D-2) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.520%, 8/1/2018	11,045,000
3,435,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2015E-4) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 0.980%, 8/2/2018	3,435,000
21,190,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Eagles (Series 2017-0004) Weekly VRDNs (Citibank NA, New York LIQ), 1.020%, 8/2/2018	21,190,000
8,985,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.040%, 8/2/2018	8,985,000
6,027,088		Middletown, NY, (Series A), 2.25% BANs, 8/29/2018	6,031,883
10,000,000		New York City Housing Development Corp., (2018 Series G), 1.50% TOBs, Mandatory Tender 2/1/2019	10,000,000
16,100,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.500%, 8/1/2018	16,100,000
11,795,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.500%, 8/1/2018	11,795,000
3,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs (TD Bank, N.A. LIQ), 1.450%, 8/1/2018	3,000,000
2,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.920%, 8/2/2018	2,000,000
8,840,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs (Barclays Bank PLC LIQ), 0.980%, 8/2/2018	8,840,000
7,500,000		New York City, NY, (Fiscal 2014 Series I, Subseries I-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.500%, 8/1/2018	7,500,000
18,700,000		New York City, NY, (Subseries A-2) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.500%, 8/1/2018	18,700,000
11,000,000		New York City, NY, (Subseries D-4) Daily VRDNs (TD Bank, N.A. LOC), 1.450%, 8/1/2018	11,000,000
20,000,000		New York City, NY, RBC Muni Products (Series E-118) Daily VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.500%, 8/1/2018	20,000,000
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$3,500,000		New York State Dormitory Authority (Rockefeller University), (Series 2002A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.950%, 8/2/2018	$3,500,000
6,000,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs (FNMA LOC), 0.950%, 8/1/2018	6,000,000
9,200,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.540%, 8/1/2018	9,200,000
5,476,209		North Syracuse, NY CSD, 2.25% BANs, 8/10/2018	5,477,650
2,302,807		Springville-Griffith Institute, NY CSD, 2.25% BANs, 8/24/2018	2,304,316
13,300,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.540%, 8/1/2018	13,300,000
5,458,779		Union, NY, 2.75% BANs, 2/28/2019	5,482,848
2,500,000		Waverly, NY CSD, 2.25% BANs, 8/31/2018	2,501,966
3,630,000		Webster, NY, 2.75% BANs, 7/9/2019	3,658,342
2,200,000		Webutuck, NY CSD, 2.25% BANs, 8/25/2018	2,201,428
		TOTAL	257,237,432
		North Carolina—1.4%
6,100,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007B) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.530%, 8/1/2018	6,100,000
10,165,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Stage Trust (Series 2011-72C), 1.22% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/15/2019	10,165,000
4,810,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/23/2018	4,810,000
9,245,000		Greensboro, NC, (Series A), 3.00% BANs, 10/18/2018	9,273,334
5,605,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/13/2018	5,605,000
11,015,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C), 1.22% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 1/24/2019	11,015,000
		TOTAL	46,968,334
		North Dakota—0.3%
9,124,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2010) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.030%, 8/1/2018	9,124,000
		Ohio—3.5%
10,000,000		Akron, OH, 3.00% BANs, 12/12/2018	10,051,998
7,250,000		Avon, OH Water System, 2.375% BANs, 1/31/2019	7,272,319
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$10,000,000		Cleveland, OH Water (Cleveland, OH Department of Public Utilities), RBC Municipal Products Floater Certificates (Series E-119) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	$10,000,000
2,120,000		Cuyahoga County, OH Hospital Authority (The Sisters of Charity of St. Augustine Health System, Inc.), (Series 2000) Weekly VRDNs (PNC Bank, N.A. LOC), 0.990%, 8/2/2018	2,120,000
9,265,000		Delaware, OH, 3.00% BANs, 4/10/2019	9,337,224
4,000,000		Euclid, OH City School District, (RBC Muni Product G-39) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	4,000,000
520,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.930%, 8/2/2018	520,000
17,000,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Golden Blue (Series 2018-002) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	17,000,000
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	23,640,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	15,410,000
5,000,000		Ohio University, (RBC Muni Products Series G-27), 1.14% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 12/3/2018	5,000,000
1,895,000		Parma Heights, OH, 3.00% BANs (GTD by Ohio State), 7/17/2019	1,913,698
8,643,000		Tipp City, OH, (Series A), 2.125% BANs, 2/13/2019	8,662,360
3,750,000		Wooster, OH (West View Manor), Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.070%, 8/2/2018	3,750,000
		TOTAL	118,677,599
		Oklahoma—0.4%
14,000,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.290%, 8/2/2018	14,000,000
		Oregon—0.4%
12,125,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/27/2018	12,125,000
		Pennsylvania—9.4%
2,400,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.080%, 8/2/2018	2,400,000
5,370,000		Allegheny County, PA HDA (UPMC Health System), (Series E-110) Daily VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.500%, 8/1/2018	5,370,000
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$46,380,000		Allegheny County, PA HDA (UPMC Health System), (Series E-111) Daily VRDNs (Royal Bank of Canada and Royal Bank of Canada LOCs), 1.500%, 8/1/2018	$46,380,000
7,000,000		Allegheny County, PA HDA (UPMC Health System), PUTTERs (Series 5011) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.540%, 8/1/2018	7,000,000
1,500,000		Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.970%, 8/2/2018	1,500,000
4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs (GTD by Citibank NA, New York)/(Citibank NA, New York LIQ), 1.000%, 8/2/2018	4,490,000
10,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	10,000,000
2,715,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs (TD Bank, N.A. LOC), 0.930%, 8/2/2018	2,715,000
12,475,000		Butler County, PA General Authority (Hampton Township School District, PA), (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.000%, 8/2/2018	12,475,000
8,050,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.000%, 8/2/2018	8,050,000
1,500,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 0.930%, 8/2/2018	1,500,000
6,455,000		Commonwealth of Pennsylvania, (Series 2018-XG0180) Weekly VRDNs (Bank of America N.A. LIQ), 1.010%, 8/2/2018	6,455,000
1,000,000		Commonwealth of Pennsylvania, (Series 2018-ZM0650) Weekly VRDNs (Bank of America N.A. LIQ), 1.010%, 8/2/2018	1,000,000
48,440,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.990%, 8/1/2018	48,440,000
7,080,000		Franklin County, PA IDA (Chambersburg Hospital), Stage Trust (Series 2010-01C), 1.22% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/24/2019	7,080,000
2,790,000		Geisinger Authority, PA Health System (Geisinger Health System), (Series 2013A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 1.420%, 8/1/2018	2,790,000
4,795,000		Geisinger Authority, PA Health System (Geisinger Health System), Stage Trust (Series 2011-69C), 1.22% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 1/24/2019	4,795,000
2,100,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.950%, 8/2/2018	2,100,000
1,925,000		Lancaster County, PA Hospital Authority (Masonic Villages) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.460%, 8/1/2018	1,925,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$1,200,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 1.000%, 8/2/2018	$1,200,000
2,400,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.960%, 8/2/2018	2,400,000
2,120,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs (GTD by FHLMC), 0.960%, 8/2/2018	2,120,000
3,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 1.530%, 8/1/2018	3,000,000
121,685,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.050%, 8/2/2018	121,685,000
9,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.060%, 8/2/2018	9,500,000
		TOTAL	316,370,000
		Rhode Island—0.2%
5,400,000		Rhode Island State Health and Educational Building Corp. (Rhode Island School of Design), (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.020%, 8/1/2018	5,400,000
		South Carolina—0.1%
4,005,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs (SunTrust Bank LOC), 1.010%, 8/1/2018	4,005,000
		Tennessee—0.6%
21,175,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.970%, 8/1/2018	21,175,000
		Texas—13.3%
8,575,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/16/2018	8,575,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs (FHLMC LOC), 1.030%, 8/2/2018	700,000
3,745,000		Denton, TX ISD, (Series 2018-XF0648) Weekly VRDNs (GTD by Texas PSFG Program)/(Toronto Dominion Bank LIQ), 0.970%, 8/2/2018	3,745,000
17,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	17,000,000
15,910,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), PUTTERs (Series 5018) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.540%, 8/1/2018	15,910,000
Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$24,450,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 1.540%, 8/1/2018	$24,450,000
3,900,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-2) Daily VRDNs, 1.540%, 8/1/2018	3,900,000
56,350,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 1.540%, 8/1/2018	56,350,000
14,465,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 1.540%, 8/1/2018	14,465,000
4,665,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050), 1.09% TOBs (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), Optional Tender 10/11/2018	4,665,000
3,500,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	3,500,000
10,025,000		Katy, TX ISD, Tender Option Bond Trust Receipts (2018-XG0163) Weekly VRDNs (GTD by Texas PSFG Program)/(Bank of America N.A. LIQ), 0.980%, 8/2/2018	10,025,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs (GTD by Total S.A.), 1.000%, 8/1/2018	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (GTD by Total S.A.), 1.000%, 8/1/2018	21,000,000
55,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 1.28% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 9/12/2018	55,000,000
13,000,000		San Antonio, TX Electric & Gas System, (2012 Series C), 1.25% CP, Mandatory Tender 9/24/2018	13,000,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	4,000,000
157,115,000		Texas State, 4.00% TRANs, 8/30/2018	157,428,694
7,500,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.950%, 8/1/2018	7,500,000
		TOTAL	446,213,694
		Utah—3.7%
122,321,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.990%, 8/2/2018	122,321,000
		Virginia—3.1%
16,000,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018A) Weekly VRDNs (TD Bank, N.A. LIQ), 0.920%, 8/1/2018	16,000,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$740,000		Fairfax County, VA EDA (Mount Vernon Ladies' Association of the Union), (Series 2007) Weekly VRDNs (SunTrust Bank LOC), 1.010%, 8/1/2018	$740,000
200,000		Fairfax County, VA IDA (Inova Health System), (Series 2016C) Weekly VRDNs, 0.950%, 8/2/2018	200,000
10,000,000		Fairfax County, VA IDA (Inova Health System), (Series 2018C) Weekly VRDNs, 1.250%, 8/2/2018	10,000,000
1,000,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.970%, 8/2/2018	1,000,000
1,830,000		Loudoun County, VA IDA (Howard Hughes Medical Institute) Weekly VRDNs, 0.920%, 8/1/2018	1,830,000
500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003A) Weekly VRDNs, 0.900%, 8/1/2018	500,000
1,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003C) Weekly VRDNs, 0.920%, 8/1/2018	1,500,000
2,300,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2009B) Weekly VRDNs, 0.920%, 8/1/2018	2,300,000
3,000,000		Norfolk, VA, (Series 2007) Weekly VRDNs (Royal Bank of Canada LIQ), 0.950%, 8/1/2018	3,000,000
63,870,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) Weekly VRDNs (Citibank NA, New York LIQ), 0.980%, 8/2/2018	63,870,000
1,300,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.970%, 8/2/2018	1,300,000
		TOTAL	102,240,000
		Washington—0.1%
4,000,000		Seattle, WA, Solar Eclipse, 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/11/2018	4,000,000
		West Virginia—0.3%
9,065,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.970%, 8/2/2018	9,065,000
		Wisconsin—2.4%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036, 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/13/2018	5,000,000
49,385,000		Wisconsin Health & Educational Facilities Authority (Aurora Health Care, Inc.), (Series 2010C), 1.23% CP (Bank of America N.A. LOC), Mandatory Tender 8/3/2018	49,385,000
2,495,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.090%, 8/2/2018	2,495,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—continued
$23,900,000		Wisconsin State, Clippers (Series 2009-36), 1.12% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 9/6/2018	$23,900,000
		TOTAL	80,780,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[2]	3,341,881,881
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	9,982,888
		TOTAL NET ASSETS—100%	$3,351,864,769
At July 31, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of July 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
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The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ(s)	—Liquidity Agreement(s)
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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19

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.006	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.002	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.008	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.006)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.03%	0.77%	0.11%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.21%	0.21%	0.13%[3]	0.08%[3]	0.10%[3]
Net investment income	1.03%	0.57%	0.08%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.17%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,054,475	$2,270,120	$4,088,135	$5,295,667	$5,272,724
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13%, 0.08% and 0.10% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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20

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities, at amortized cost and fair value		$3,341,881,881
Cash		291,952
Income receivable		12,280,805
Receivable for investments sold		7,008,889
Receivable for shares sold		6,248,065
TOTAL ASSETS		3,367,711,592
Liabilities:
Payable for investments purchased	$8,110,216
Payable for shares redeemed	6,838,738
Income distribution payable	696,010
Payable for investment adviser fee (Note 5)	10,661
Payable for administrative fee (Note 5)	7,362
Payable for other service fees (Notes 2 and 5)	18,354
Accrued expenses (Note 5)	165,482
TOTAL LIABILITIES		15,846,823
Net assets for 3,351,846,942 shares outstanding		$3,351,864,769
Net Assets Consist of:
Paid-in capital		$3,351,827,459
Accumulated net realized gain		32,463
Undistributed net investment income		4,847
TOTAL NET ASSETS		$3,351,864,769
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$3,054,475,229 ÷ 3,054,458,972 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$297,389,540 ÷ 297,387,970 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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21

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest		$36,594,610
Expenses:
Investment adviser fee (Note 5)	$5,873,679
Administrative fee (Note 5)	2,351,320
Custodian fees	100,549
Transfer agent fee	24,113
Directors'/Trustees' fees (Note 5)	21,522
Auditing fees	24,625
Legal fees	54,426
Portfolio accounting fees	216,474
Other service fees (Notes 2 and 5)	528,337
Share registration costs	110,744
Printing and postage	26,432
Miscellaneous (Note 5)	51,454
TOTAL EXPENSES	9,383,675
Waiver of investment adviser fee (Note 5)	(2,544,068)
Net expenses		6,839,607
Net investment income		29,755,003
Net realized gain on investments		36,537
Change in net assets resulting from operations		$29,791,540
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,755,003	$12,726,632
Net realized gain	36,537	3,853,047
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,791,540	16,579,679
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(28,158,996)	(11,861,618)
Service Shares	(1,590,490)	(865,777)
Distributions from net realized gain
Wealth Shares	(396,767)	(3,281,396)
Service Shares	(30,127)	(635,725)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,176,380)	(16,644,516)
Share Transactions:
Proceeds from sale of shares	6,647,032,248	6,157,263,471
Net asset value of shares issued to shareholders in payment of distributions declared	20,886,548	6,863,622
Cost of shares redeemed	(5,814,129,823)	(8,338,625,903)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	853,788,973	(2,174,498,810)
Change in net assets	853,404,133	(2,174,563,647)
Net Assets:
Beginning of period	2,498,460,636	4,673,024,283
End of period (including undistributed (distributions in excess of) net investment income of $4,847 and $(670), respectively)	$3,351,864,769	$2,498,460,636
See Notes which are an integral part of the Financial Statements
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23

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. The financial highlights of the Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
On June 30, 2017, the Fund's Advisor Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
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the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $2,544,068 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$528,337
For the year ended July 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	6,128,610,442	$6,128,610,442	5,437,905,704	$5,437,905,704
Shares issued to shareholders in payment of distributions declared	20,104,840	20,104,840	6,148,127	6,148,127
Shares redeemed	(5,364,010,734)	(5,364,010,734)	(7,262,025,338)	(7,262,025,338)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	784,704,548	$784,704,548	(1,817,971,507)	$(1,817,971,507)
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Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	518,421,806	$518,421,806	719,357,767	$719,357,767
Shares issued to shareholders in payment of distributions declared	781,708	781,708	715,495	715,495
Shares redeemed	(450,119,089)	(450,119,089)	(1,076,600,565)	(1,076,600,565)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	69,084,425	$69,084,425	(356,527,303)	$(356,527,303)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	853,788,973	$853,788,973	(2,174,498,810)	$(2,174,498,810)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Tax-exempt income	$29,708,020	$12,726,830
Ordinary income[1]	$337,443	$1,588,216
Long-term capital gains	$130,917	$2,329,470
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$4,847
Undistributed ordinary income[2]	$30,600
Undistributed long-term capital gains	$1,863
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the Adviser voluntarily waived $2,544,068 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2018, FSSC received $4,700 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,894,750,000 and $1,260,910,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $130,917.
For the year ended July 31, 2018, 99.9% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and the Wealth Class Shareholders of Federated Tax-Free Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,005.80	$1.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.05
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Annual Shareholder Report
44

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
45

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
46

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
39006 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Wealth | TBIXX	Service | TBSXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	70.7%
Municipal Notes	21.7%
Commercial Paper	7.3%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.4%
8-30 Days	7.4%
31-90 Days	14.5%
91-180 Days	2.9%
181 Days or more	5.5%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2018
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.7%
		Alabama—4.8%
$15,545,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 1.510%, 8/1/2018	$15,545,000
16,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.510%, 8/1/2018	16,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.150%, 8/1/2018	40,000,000
8,100,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 1.510%, 8/1/2018	8,100,000
4,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 1.510%, 8/1/2018	4,100,000
5,800,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 1.510%, 8/1/2018	5,800,000
31,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.150%, 8/1/2018	31,000,000
17,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.980%, 8/2/2018	17,000,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.090%, 8/2/2018	24,810,000
		TOTAL	162,355,000
		Arizona—0.6%
5,000,000		Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.990%, 8/2/2018	5,000,000
11,210,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/13/2018	11,210,000
3,920,000		Pima County, AZ IDA (Wasatch Pool Holdings IV, LLC), (Series 2001: Eastside Place Apartments) Weekly VRDNs (FNMA LOC), 1.050%, 8/2/2018	3,920,000
		TOTAL	20,130,000
		California—2.2%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.100%, 8/2/2018	46,000,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), 1.82% CP, Mandatory Tender 9/12/2018	12,000,000
15,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), 1.40% CP, Mandatory Tender 11/8/2018	15,500,000
		TOTAL	73,500,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—2.2%
$5,185,000		Adams County, CO Five Star School District, RBC Muni Products (Series 2018 G-24) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	$5,185,000
9,935,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/18/2018	9,935,000
6,345,000		Colorado State Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group), (Series 2018-XF0667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.970%, 8/2/2018	6,345,000
6,685,000		Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/6/2018	6,685,000
25,000,000		Lower Colorado River Authority Transmission Services Corp., RBC Muni Products (Series E-122) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	25,000,000
8,110,000		University of Colorado, RBC Muni Products (Series E-123) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	8,110,000
10,985,000		University of Colorado, Solar Eclipse (Series 2017-0065), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/20/2018	10,985,000
		TOTAL	72,245,000
		Connecticut—1.0%
2,105,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 0.970%, 8/2/2018	2,105,000
345,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 0.970%, 8/2/2018	345,000
30,000,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	30,000,000
		TOTAL	32,450,000
		District of Columbia—0.3%
4,990,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	4,990,000
4,000,000		District of Columbia, Solar Eclipse (Series 2017-0035), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	4,000,000
		TOTAL	8,990,000
		Florida—10.2%
4,975,000		Central Florida Expressway Authority, Golden Blue (Series 2018-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	4,975,000
6,475,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	6,475,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$31,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), 1.25% CP, Mandatory Tender 10/3/2018	$31,905,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse, 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/4/2018	5,000,000
7,505,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/2/2018	7,505,000
11,000,000		Florida State, Solar Eclipse, 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/13/2018	11,000,000
1,000,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada LIQ), 0.950%, 8/1/2018	1,000,000
35,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 1.37% CP, Mandatory Tender 8/7/2018	35,960,000
10,700,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 1.540%, 8/1/2018	10,700,000
41,100,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.580%, 8/1/2018	41,100,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.090%, 8/2/2018	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	6,410,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs (SunTrust Bank LOC), 1.010%, 8/1/2018	1,750,000
4,200,000		Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.070%, 8/2/2018	4,200,000
5,325,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs (SunTrust Bank LOC), 1.010%, 8/1/2018	5,325,000
20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	20,000,000
17,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.000%, 8/2/2018	17,480,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.240%, 8/2/2018	16,500,000
67,000,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.530%, 8/1/2018	67,000,000
10,600,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 0.960%, 8/2/2018	10,600,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 1.33% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 10/12/2018	$18,000,000
		TOTAL	340,880,000
		Georgia—4.0%
2,500,000		Cobb County, GA Housing Authority (Highland Ridge Partners LP), (Series 2008) Weekly VRDNs (FHLMC LOC), 0.980%, 8/2/2018	2,500,000
1,650,000		DeKalb Private Hospital Authority, GA (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.910%, 8/1/2018	1,650,000
29,070,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 1.000%, 8/1/2018	29,070,000
24,450,000		Fulton County, GA, Solar Eclipse (Series 2017-0007), 1.12% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/27/2018	24,450,000
5,000,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs (Bank of America N.A. LIQ), 0.990%, 8/2/2018	5,000,000
54,410,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1), 1.04% TOBs (Royal Bank of Canada LOC), Optional Tender 8/1/2018	54,410,000
7,490,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/16/2018	7,490,000
3,000,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.950%, 8/1/2018	3,000,000
4,500,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs (Bank of Montreal LOC), 0.950%, 8/1/2018	4,500,000
3,000,000		Municipal Electric Authority of Georgia, (Series 1985C) General Resolution Weekly VRDNs (TD Bank, N.A. LOC), 0.980%, 8/1/2018	3,000,000
		TOTAL	135,070,000
		Hawaii—0.5%
8,845,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.390%, 8/2/2018	8,845,000
8,625,000		Hawaii State, Solar Eclipse (3a-7), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/18/2018	8,625,000
		TOTAL	17,470,000
		Illinois—2.6%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.140%, 8/2/2018	600,000
20,000,000		Chicago, IL O'Hare International Airport, (Series 2005C) Weekly VRDNs (Bank of America N.A. LOC), 0.950%, 8/1/2018	20,000,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$2,500,000		Illinois Development Finance Authority (Chicago Horticultural Society), (Series 1999) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.000%, 8/1/2018	$2,500,000
7,000,000		Illinois Development Finance Authority (North Shore Senior Center), (Series 1999) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.050%, 8/1/2018	7,000,000
31,500,000		Illinois Finance Authority (Advocate Health Care Network), (Subseries C-3A) Weekly VRDNs (Northern Trust Co., Chicago, IL LIQ), 0.920%, 8/1/2018	31,500,000
26,045,000		Illinois Finance Authority (OSF Health Care Systems), (Series 2007F) Weekly VRDNs (Barclays Bank PLC LOC), 0.980%, 8/2/2018	26,045,000
		TOTAL	87,645,000
		Indiana—0.7%
14,115,000		Indiana State Finance Authority Health System (Sisters of St. Francis Health Services, Inc.), (Series 2008F) Weekly VRDNs (Bank of New York Mellon LOC), 0.950%, 8/2/2018	14,115,000
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs (AgriBank FCB LOC), 1.050%, 8/2/2018	6,500,000
		TOTAL	24,650,000
		Iowa—0.9%
31,400,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 0.980%, 8/2/2018	31,400,000
		Kansas—0.1%
5,000,000		Wyandotte County, KS USD 500, RBC Muni Products (Series 2018 G-23) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	5,000,000
		Kentucky—0.4%
14,705,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/3/2018	14,705,000
		Louisiana—2.6%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs (GTD by BASF SE), 1.010%, 8/1/2018	50,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs (FHLB of Dallas LOC), 1.070%, 8/1/2018	12,000,000
1,080,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs (FHLB of Dallas LOC), 1.070%, 8/1/2018	1,080,000
18,340,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2009A) Weekly VRDNs, 0.940%, 8/1/2018	18,340,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	$4,335,000
		TOTAL	85,755,000
		Maryland—0.7%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28), 1.14% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 1/2/2019	5,000,000
1,520,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.990%, 8/7/2018	1,520,000
4,600,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (TD Bank, N.A. LOC), 0.900%, 8/1/2018	4,600,000
4,975,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041, 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/25/2018	4,975,000
904,000		Montgomery County, MD Housing Opportunities Commission (Byron House, Inc. Facility), (Series 1998 Issue I) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.040%, 8/7/2018	904,000
6,670,000		University System of Maryland, Solar Eclipse (Series 2017-0023), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/13/2018	6,670,000
		TOTAL	23,669,000
		Massachusetts—1.2%
1,000,000		Billerica, MA, Solar Eclipse (2017-0027), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/9/2018	1,000,000
6,120,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69), 1.12% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 9/6/2018	6,120,000
600,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Barclays Bank PLC LIQ), 1.470%, 8/1/2018	600,000
3,000,000		Gardner, MA, 2.75% BANs, 6/28/2019	3,021,333
12,200,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.980%, 8/2/2018	12,200,000
3,725,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.980%, 8/2/2018	3,725,000
200,000		Massachusetts Development Finance Agency, (Issue 4), 1.30% CP (FHLB of Boston LOC), Mandatory Tender 8/23/2018	200,000
1,200,000		Massachusetts IFA (Nova Realty Trust), (Series 1994) Weekly VRDNs (TD Bank, N.A. LOC), 0.930%, 8/2/2018	1,200,000
3,880,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/23/2018	3,880,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$1,550,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs (Barclays Bank PLC LIQ), 0.960%, 8/2/2018	$1,550,000
4,080,000		Massachusetts State Development Finance Agency (Governor Dummer Academy), (Series 2006) Weekly VRDNs (TD Bank, N.A. LOC), 0.960%, 8/1/2018	4,080,000
700,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), (Series M-2) Weekly VRDNs (Bank of New York Mellon LOC), 0.930%, 8/2/2018	700,000
3,015,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs (Bank of America N.A. LIQ), 0.960%, 8/2/2018	3,015,000
		TOTAL	41,291,333
		Michigan—4.3%
60,300,000		Eastern Michigan University Board of Regents, Golden Blue (3a-7) 2018-009 Weekly VRDNs (Build America Mutual Assurance INS)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.980%, 8/2/2018	60,300,000
5,000,000		Eastern Michigan University Board of Regents, Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.990%, 8/2/2018	5,000,000
9,300,000		Kent Hospital Finance Authority, MI (Spectrum Health), (Series 2008B-3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.940%, 8/1/2018	9,300,000
740,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs (FHLB of Chicago LOC), 0.940%, 8/2/2018	740,000
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.030%, 8/1/2018	3,100,000
570,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.950%, 8/2/2018	570,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs (MUFG Bank Ltd. LOC), 0.980%, 8/2/2018	400,000
3,105,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.200%, 8/3/2018	3,105,000
910,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.040%, 8/2/2018	910,000
25,225,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.040%, 8/2/2018	25,225,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$34,635,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.040%, 8/2/2018	$34,635,000
		TOTAL	143,285,000
		Minnesota—0.8%
4,735,000		Andover, MN (Presbyterian Homes of Andover, Inc.), (Series 2003) Weekly VRDNs (FNMA LOC), 0.930%, 8/2/2018	4,735,000
1,760,000		Bloomington, MN (Presbyterian Homes, Inc.), (Series 2008) Weekly VRDNs (FHLMC LOC), 0.930%, 8/2/2018	1,760,000
4,290,000		Minneapolis, MN (Symphony Place) Weekly VRDNs (FHLMC LOC), 0.970%, 8/2/2018	4,290,000
3,940,000		Plymouth, MN (Parkside Apartments), (Series 2003) Weekly VRDNs (FNMA LOC), 0.930%, 8/2/2018	3,940,000
9,925,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	9,925,000
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs (FHLMC LOC), 1.020%, 8/2/2018	2,642,000
		TOTAL	27,292,000
		Mississippi—0.2%
8,000,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 1.150%, 8/2/2018	8,000,000
		Missouri—0.5%
8,230,000		Buchanan County, MO Solid Waste Disposal (Lifeline Foods LLC), (Series 2009B) Weekly VRDNs (Commerce Bank, N.A., Kansas City LOC), 1.000%, 8/2/2018	8,230,000
4,965,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/30/2018	4,965,000
4,000,000		Missouri State HEFA (BJC Health System, MO), Tender Option Bond Trust Receipts (Series 2018-XF0678) Weekly VRDNs (Royal Bank of Canada LIQ), 0.970%, 8/2/2018	4,000,000
		TOTAL	17,195,000
		Multi-State—7.2%
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 1.030%, 8/2/2018	121,400,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.990%, 8/2/2018	47,100,000
72,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 1.030%, 8/2/2018	72,000,000
		TOTAL	240,500,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Nevada—0.8%
$5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/20/2018	$5,000,000
12,500,000		Las Vegas Valley, NV Water District (Southern Nevada Water Authority), (Series 2004A), 1.59% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 8/2/2018	12,500,000
7,990,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/6/2018	7,990,000
		TOTAL	25,490,000
		New Jersey—4.0%
5,470,030		Absecon, NJ, 2.00% BANs, 8/2/2018	5,470,134
27,395,000		Belmar, NJ, 2.625% BANs, 2/8/2019	27,539,501
9,948,933		Carlstadt, NJ, 2.625% BANs, 7/26/2019	10,018,502
10,750,000		Carteret, NJ, 2.75% BANs, 2/1/2019	10,797,842
1,433,750		Chatham Boro, NJ, 2.75% BANs, 5/24/2019	1,442,296
3,942,500		Cranbury Township, NJ, 2.75% BANs, 5/23/2019	3,967,481
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.990%, 8/2/2018	6,000,000
1,962,000		Haworth Borough, NJ, 2.50% BANs, 2/22/2019	1,970,661
4,435,625		Lacey Township, NJ, 3.00% BANs, 5/24/2019	4,472,639
2,315,000		Lyndhurst Township, NJ, 2.50% BANs, 2/8/2019	2,324,523
7,665,000		New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.980%, 8/2/2018	7,665,000
11,295,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Stage Trust (Series 2011-28C), 1.22% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/24/2019	11,295,000
6,349,646		Ocean Township, NJ (Ocean County), 2.00% BANs, 11/15/2018	6,357,313
2,950,000		Palmyra Borough, NJ, (2017 Series A), 2.50% BANs, 12/19/2018	2,958,894
8,897,250		South River, NJ, 2.50% BANs, 12/11/2018	8,927,335
2,876,013		Tenafly, NJ, 2.75% BANs, 5/31/2019	2,893,561
4,185,000		Tewksbury Township, NJ, 2.75% BANs, 5/28/2019	4,213,663
3,757,151		Waldwick, NJ, 2.75% BANs, 7/26/2019	3,787,944
5,381,172		Wallington, NJ, 2.25% BANs, 8/23/2018	5,384,544
1,715,130		Westampton, NJ, 2.75% BANs, 6/6/2019	1,725,089
4,000,000		Willingboro Township, NJ, 2.25% BANs, 8/8/2018	4,000,567
		TOTAL	133,212,489
		New York—7.7%
6,000,000		Bayport-Blue Point, NY Union Free School District, 2.25% BANs, 10/5/2018	6,005,532
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$18,525,000		Candor, NY CSD, 2.75% BANs, 4/3/2019	$18,641,383
3,317,500		Guilderland, NY CSD, 2.75% BANs, 7/12/2019	3,342,084
10,000,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.060%, 8/2/2018	10,000,000
6,000,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-1) Daily VRDNs (TD Bank, N.A. LOC), 1.450%, 8/1/2018	6,000,000
11,045,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2005D-2) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.520%, 8/1/2018	11,045,000
3,435,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2015E-4) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 0.980%, 8/2/2018	3,435,000
21,190,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Eagles (Series 2017-0004) Weekly VRDNs (Citibank NA, New York LIQ), 1.020%, 8/2/2018	21,190,000
8,985,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.040%, 8/2/2018	8,985,000
6,027,088		Middletown, NY, (Series A), 2.25% BANs, 8/29/2018	6,031,883
10,000,000		New York City Housing Development Corp., (2018 Series G), 1.50% TOBs, Mandatory Tender 2/1/2019	10,000,000
16,100,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs (Mizuho Bank Ltd. LIQ), 1.500%, 8/1/2018	16,100,000
11,795,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.500%, 8/1/2018	11,795,000
3,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs (TD Bank, N.A. LIQ), 1.450%, 8/1/2018	3,000,000
2,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.920%, 8/2/2018	2,000,000
8,840,000		New York City, NY, (Fiscal 2010 Series G Subseries G-4) Weekly VRDNs (Barclays Bank PLC LIQ), 0.980%, 8/2/2018	8,840,000
7,500,000		New York City, NY, (Fiscal 2014 Series I, Subseries I-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.500%, 8/1/2018	7,500,000
18,700,000		New York City, NY, (Subseries A-2) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.500%, 8/1/2018	18,700,000
11,000,000		New York City, NY, (Subseries D-4) Daily VRDNs (TD Bank, N.A. LOC), 1.450%, 8/1/2018	11,000,000
20,000,000		New York City, NY, RBC Muni Products (Series E-118) Daily VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.500%, 8/1/2018	20,000,000
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$3,500,000		New York State Dormitory Authority (Rockefeller University), (Series 2002A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.950%, 8/2/2018	$3,500,000
6,000,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs (FNMA LOC), 0.950%, 8/1/2018	6,000,000
9,200,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.540%, 8/1/2018	9,200,000
5,476,209		North Syracuse, NY CSD, 2.25% BANs, 8/10/2018	5,477,650
2,302,807		Springville-Griffith Institute, NY CSD, 2.25% BANs, 8/24/2018	2,304,316
13,300,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.540%, 8/1/2018	13,300,000
5,458,779		Union, NY, 2.75% BANs, 2/28/2019	5,482,848
2,500,000		Waverly, NY CSD, 2.25% BANs, 8/31/2018	2,501,966
3,630,000		Webster, NY, 2.75% BANs, 7/9/2019	3,658,342
2,200,000		Webutuck, NY CSD, 2.25% BANs, 8/25/2018	2,201,428
		TOTAL	257,237,432
		North Carolina—1.4%
6,100,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007B) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.530%, 8/1/2018	6,100,000
10,165,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Stage Trust (Series 2011-72C), 1.22% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/15/2019	10,165,000
4,810,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/23/2018	4,810,000
9,245,000		Greensboro, NC, (Series A), 3.00% BANs, 10/18/2018	9,273,334
5,605,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/13/2018	5,605,000
11,015,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C), 1.22% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 1/24/2019	11,015,000
		TOTAL	46,968,334
		North Dakota—0.3%
9,124,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2010) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.030%, 8/1/2018	9,124,000
		Ohio—3.5%
10,000,000		Akron, OH, 3.00% BANs, 12/12/2018	10,051,998
7,250,000		Avon, OH Water System, 2.375% BANs, 1/31/2019	7,272,319
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$10,000,000		Cleveland, OH Water (Cleveland, OH Department of Public Utilities), RBC Municipal Products Floater Certificates (Series E-119) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	$10,000,000
2,120,000		Cuyahoga County, OH Hospital Authority (The Sisters of Charity of St. Augustine Health System, Inc.), (Series 2000) Weekly VRDNs (PNC Bank, N.A. LOC), 0.990%, 8/2/2018	2,120,000
9,265,000		Delaware, OH, 3.00% BANs, 4/10/2019	9,337,224
4,000,000		Euclid, OH City School District, (RBC Muni Product G-39) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	4,000,000
520,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.930%, 8/2/2018	520,000
17,000,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Golden Blue (Series 2018-002) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	17,000,000
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	23,640,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	15,410,000
5,000,000		Ohio University, (RBC Muni Products Series G-27), 1.14% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 12/3/2018	5,000,000
1,895,000		Parma Heights, OH, 3.00% BANs (GTD by Ohio State), 7/17/2019	1,913,698
8,643,000		Tipp City, OH, (Series A), 2.125% BANs, 2/13/2019	8,662,360
3,750,000		Wooster, OH (West View Manor), Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.070%, 8/2/2018	3,750,000
		TOTAL	118,677,599
		Oklahoma—0.4%
14,000,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.290%, 8/2/2018	14,000,000
		Oregon—0.4%
12,125,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/27/2018	12,125,000
		Pennsylvania—9.4%
2,400,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.080%, 8/2/2018	2,400,000
5,370,000		Allegheny County, PA HDA (UPMC Health System), (Series E-110) Daily VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.500%, 8/1/2018	5,370,000
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$46,380,000		Allegheny County, PA HDA (UPMC Health System), (Series E-111) Daily VRDNs (Royal Bank of Canada and Royal Bank of Canada LOCs), 1.500%, 8/1/2018	$46,380,000
7,000,000		Allegheny County, PA HDA (UPMC Health System), PUTTERs (Series 5011) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.540%, 8/1/2018	7,000,000
1,500,000		Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.970%, 8/2/2018	1,500,000
4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs (GTD by Citibank NA, New York)/(Citibank NA, New York LIQ), 1.000%, 8/2/2018	4,490,000
10,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	10,000,000
2,715,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs (TD Bank, N.A. LOC), 0.930%, 8/2/2018	2,715,000
12,475,000		Butler County, PA General Authority (Hampton Township School District, PA), (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.000%, 8/2/2018	12,475,000
8,050,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.000%, 8/2/2018	8,050,000
1,500,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 0.930%, 8/2/2018	1,500,000
6,455,000		Commonwealth of Pennsylvania, (Series 2018-XG0180) Weekly VRDNs (Bank of America N.A. LIQ), 1.010%, 8/2/2018	6,455,000
1,000,000		Commonwealth of Pennsylvania, (Series 2018-ZM0650) Weekly VRDNs (Bank of America N.A. LIQ), 1.010%, 8/2/2018	1,000,000
48,440,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.990%, 8/1/2018	48,440,000
7,080,000		Franklin County, PA IDA (Chambersburg Hospital), Stage Trust (Series 2010-01C), 1.22% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/24/2019	7,080,000
2,790,000		Geisinger Authority, PA Health System (Geisinger Health System), (Series 2013A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 1.420%, 8/1/2018	2,790,000
4,795,000		Geisinger Authority, PA Health System (Geisinger Health System), Stage Trust (Series 2011-69C), 1.22% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 1/24/2019	4,795,000
2,100,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.950%, 8/2/2018	2,100,000
1,925,000		Lancaster County, PA Hospital Authority (Masonic Villages) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.460%, 8/1/2018	1,925,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$1,200,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 1.000%, 8/2/2018	$1,200,000
2,400,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.960%, 8/2/2018	2,400,000
2,120,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs (GTD by FHLMC), 0.960%, 8/2/2018	2,120,000
3,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 1.530%, 8/1/2018	3,000,000
121,685,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.050%, 8/2/2018	121,685,000
9,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.060%, 8/2/2018	9,500,000
		TOTAL	316,370,000
		Rhode Island—0.2%
5,400,000		Rhode Island State Health and Educational Building Corp. (Rhode Island School of Design), (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.020%, 8/1/2018	5,400,000
		South Carolina—0.1%
4,005,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs (SunTrust Bank LOC), 1.010%, 8/1/2018	4,005,000
		Tennessee—0.6%
21,175,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.970%, 8/1/2018	21,175,000
		Texas—13.3%
8,575,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/16/2018	8,575,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs (FHLMC LOC), 1.030%, 8/2/2018	700,000
3,745,000		Denton, TX ISD, (Series 2018-XF0648) Weekly VRDNs (GTD by Texas PSFG Program)/(Toronto Dominion Bank LIQ), 0.970%, 8/2/2018	3,745,000
17,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.120%, 8/2/2018	17,000,000
15,910,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), PUTTERs (Series 5018) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.540%, 8/1/2018	15,910,000
Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$24,450,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 1.540%, 8/1/2018	$24,450,000
3,900,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-2) Daily VRDNs, 1.540%, 8/1/2018	3,900,000
56,350,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 1.540%, 8/1/2018	56,350,000
14,465,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 1.540%, 8/1/2018	14,465,000
4,665,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050), 1.09% TOBs (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), Optional Tender 10/11/2018	4,665,000
3,500,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	3,500,000
10,025,000		Katy, TX ISD, Tender Option Bond Trust Receipts (2018-XG0163) Weekly VRDNs (GTD by Texas PSFG Program)/(Bank of America N.A. LIQ), 0.980%, 8/2/2018	10,025,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs (GTD by Total S.A.), 1.000%, 8/1/2018	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (GTD by Total S.A.), 1.000%, 8/1/2018	21,000,000
55,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 1.28% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 9/12/2018	55,000,000
13,000,000		San Antonio, TX Electric & Gas System, (2012 Series C), 1.25% CP, Mandatory Tender 9/24/2018	13,000,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.970%, 8/2/2018	4,000,000
157,115,000		Texas State, 4.00% TRANs, 8/30/2018	157,428,694
7,500,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.950%, 8/1/2018	7,500,000
		TOTAL	446,213,694
		Utah—3.7%
122,321,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.990%, 8/2/2018	122,321,000
		Virginia—3.1%
16,000,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018A) Weekly VRDNs (TD Bank, N.A. LIQ), 0.920%, 8/1/2018	16,000,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$740,000		Fairfax County, VA EDA (Mount Vernon Ladies' Association of the Union), (Series 2007) Weekly VRDNs (SunTrust Bank LOC), 1.010%, 8/1/2018	$740,000
200,000		Fairfax County, VA IDA (Inova Health System), (Series 2016C) Weekly VRDNs, 0.950%, 8/2/2018	200,000
10,000,000		Fairfax County, VA IDA (Inova Health System), (Series 2018C) Weekly VRDNs, 1.250%, 8/2/2018	10,000,000
1,000,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.970%, 8/2/2018	1,000,000
1,830,000		Loudoun County, VA IDA (Howard Hughes Medical Institute) Weekly VRDNs, 0.920%, 8/1/2018	1,830,000
500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003A) Weekly VRDNs, 0.900%, 8/1/2018	500,000
1,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003C) Weekly VRDNs, 0.920%, 8/1/2018	1,500,000
2,300,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2009B) Weekly VRDNs, 0.920%, 8/1/2018	2,300,000
3,000,000		Norfolk, VA, (Series 2007) Weekly VRDNs (Royal Bank of Canada LIQ), 0.950%, 8/1/2018	3,000,000
63,870,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) Weekly VRDNs (Citibank NA, New York LIQ), 0.980%, 8/2/2018	63,870,000
1,300,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.970%, 8/2/2018	1,300,000
		TOTAL	102,240,000
		Washington—0.1%
4,000,000		Seattle, WA, Solar Eclipse, 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/11/2018	4,000,000
		West Virginia—0.3%
9,065,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.970%, 8/2/2018	9,065,000
		Wisconsin—2.4%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036, 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/13/2018	5,000,000
49,385,000		Wisconsin Health & Educational Facilities Authority (Aurora Health Care, Inc.), (Series 2010C), 1.23% CP (Bank of America N.A. LOC), Mandatory Tender 8/3/2018	49,385,000
2,495,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.090%, 8/2/2018	2,495,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—continued
$23,900,000		Wisconsin State, Clippers (Series 2009-36), 1.12% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 9/6/2018	$23,900,000
		TOTAL	80,780,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[2]	3,341,881,881
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	9,982,888
		TOTAL NET ASSETS—100%	$3,351,864,769
At July 31, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of July 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
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The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ(s)	—Liquidity Agreement(s)
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.006	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.002	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.008	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.006)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.03%	0.77%	0.11%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.21%	0.21%	0.13%[3]	0.08%[3]	0.10%[3]
Net investment income	1.03%	0.57%	0.08%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.17%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,054,475	$2,270,120	$4,088,135	$5,295,667	$5,272,724
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13%, 0.08% and 0.10% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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20

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.003	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.002	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.005	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.78%	0.52%	0.03%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.46%	0.46%	0.20%[3]	0.08%[3]	0.10%[3]
Net investment income	0.75%	0.31%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.34%	0.46%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$297,390	$228,340	$584,889	$1,179,326	$1,241,451
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.20%, 0.08% and 0.10% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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21

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities, at amortized cost and fair value		$3,341,881,881
Cash		291,952
Income receivable		12,280,805
Receivable for investments sold		7,008,889
Receivable for shares sold		6,248,065
TOTAL ASSETS		3,367,711,592
Liabilities:
Payable for investments purchased	$8,110,216
Payable for shares redeemed	6,838,738
Income distribution payable	696,010
Payable for investment adviser fee (Note 5)	10,661
Payable for administrative fee (Note 5)	7,362
Payable for other service fees (Notes 2 and 5)	18,354
Accrued expenses (Note 5)	165,482
TOTAL LIABILITIES		15,846,823
Net assets for 3,351,846,942 shares outstanding		$3,351,864,769
Net Assets Consist of:
Paid-in capital		$3,351,827,459
Accumulated net realized gain		32,463
Undistributed net investment income		4,847
TOTAL NET ASSETS		$3,351,864,769
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$3,054,475,229 ÷ 3,054,458,972 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$297,389,540 ÷ 297,387,970 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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22

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest		$36,594,610
Expenses:
Investment adviser fee (Note 5)	$5,873,679
Administrative fee (Note 5)	2,351,320
Custodian fees	100,549
Transfer agent fee	24,113
Directors'/Trustees' fees (Note 5)	21,522
Auditing fees	24,625
Legal fees	54,426
Portfolio accounting fees	216,474
Other service fees (Notes 2 and 5)	528,337
Share registration costs	110,744
Printing and postage	26,432
Miscellaneous (Note 5)	51,454
TOTAL EXPENSES	9,383,675
Waiver of investment adviser fee (Note 5)	(2,544,068)
Net expenses		6,839,607
Net investment income		29,755,003
Net realized gain on investments		36,537
Change in net assets resulting from operations		$29,791,540
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,755,003	$12,726,632
Net realized gain	36,537	3,853,047
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,791,540	16,579,679
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(28,158,996)	(11,861,618)
Service Shares	(1,590,490)	(865,777)
Distributions from net realized gain
Wealth Shares	(396,767)	(3,281,396)
Service Shares	(30,127)	(635,725)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,176,380)	(16,644,516)
Share Transactions:
Proceeds from sale of shares	6,647,032,248	6,157,263,471
Net asset value of shares issued to shareholders in payment of distributions declared	20,886,548	6,863,622
Cost of shares redeemed	(5,814,129,823)	(8,338,625,903)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	853,788,973	(2,174,498,810)
Change in net assets	853,404,133	(2,174,563,647)
Net Assets:
Beginning of period	2,498,460,636	4,673,024,283
End of period (including undistributed (distributions in excess of) net investment income of $4,847 and $(670), respectively)	$3,351,864,769	$2,498,460,636
See Notes which are an integral part of the Financial Statements
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24

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
On June 30, 2017, the Fund's Advisor Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
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the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $2,544,068 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$528,337
For the year ended July 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	6,128,610,442	$6,128,610,442	5,437,905,704	$5,437,905,704
Shares issued to shareholders in payment of distributions declared	20,104,840	20,104,840	6,148,127	6,148,127
Shares redeemed	(5,364,010,734)	(5,364,010,734)	(7,262,025,338)	(7,262,025,338)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	784,704,548	$784,704,548	(1,817,971,507)	$(1,817,971,507)
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Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	518,421,806	$518,421,806	719,357,767	$719,357,767
Shares issued to shareholders in payment of distributions declared	781,708	781,708	715,495	715,495
Shares redeemed	(450,119,089)	(450,119,089)	(1,076,600,565)	(1,076,600,565)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	69,084,425	$69,084,425	(356,527,303)	$(356,527,303)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	853,788,973	$853,788,973	(2,174,498,810)	$(2,174,498,810)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Tax-exempt income	$29,708,020	$12,726,830
Ordinary income[1]	$337,443	$1,588,216
Long-term capital gains	$130,917	$2,329,470
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$4,847
Undistributed ordinary income[2]	$30,600
Undistributed long-term capital gains	$1,863
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the Adviser voluntarily waived $2,544,068 of its fee.
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28

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2018, FSSC received $4,700 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,894,750,000 and $1,260,910,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $130,917.
For the year ended July 31, 2018, 99.9% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Tax-Free Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,005.80	$1.04
Service Shares	$1,000	$1,004.50	$2.29
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.80	$1.05
Service Shares	$1,000	$1,022.50	$2.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.21%
Service Shares	0.46%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Annual Shareholder Report
45

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Annual Shareholder Report
46

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
47

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
48

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 60934N880
Q450528 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Automated | TOAXX	Institutional | TOIXX	Service | TOSXX
	Capital | TOCXX	Trust | TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	63.3%
U.S. Treasury Securities	37.9%
Other Assets and Liabilities—Net[2]	(1.2)%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.8%
8-30 Days	3.5%
31-90 Days	8.5%
91-180 Days	9.9%
181 Days or more	1.5%
Other Assets and Liabilities—Net[2]	(1.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2018
Principal Amount		Value
	REPURCHASE AGREEMENTS—63.3%
$ 85,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $85,004,510 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $86,704,678.	$85,000,000
2,000,000,000	Interest in $5,500,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $5,500,294,861 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2023 and the market value of those underlying securities was $5,607,127,031.	2,000,000,000
690,000,000	Interest in $715,000,000 joint repurchase agreement 1.94%, dated 7/30/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $716,194,447 on 8/30/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $729,378,698.	690,000,000
285,000,000	Interest in $300,000,000 joint repurchase agreement 1.99%, dated 5/29/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $301,011,583 on 9/11/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $306,017,042.	285,000,000
95,000,000	Interest in $100,000,000 joint repurchase agreement 2.00%, dated 5/29/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,338,889 on 9/11/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $102,005,727.	95,000,000
1,795,000,000	Interest in $3,925,000,000 joint repurchase agreement 1.91%, dated 7/31/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $3,925,208,243 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $4,003,712,451.	1,795,000,000
50,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,002,653 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2047 and the market value of those underlying securities was $51,002,769.	50,000,000
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,026,528 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $510,027,079.	$500,000,000
1,500,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,079,583 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2020 and the market value of those underlying securities was $1,530,081,213.	1,500,000,000
250,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which Citibank, N.A. will repurchase securities provided as collateral for $250,013,264 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $255,013,530.	250,000,000
450,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $450,023,875 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $459,024,405.	450,000,000
500,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $500,026,528 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $508,257,136.	500,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 1.90%, dated 7/26/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,184,722 on 8/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2024 and the market value of those underlying securities was $510,161,512.	475,000,000
500,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $500,026,528 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $510,027,714.	500,000,000
Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$175,000,000	Interest in $750,000,000 joint repurchase agreement 1.94%, dated 7/19/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $751,293,333 on 8/20/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2022 and the market value of those underlying securities was $765,536,036.	$175,000,000
575,000,000	Interest in $600,000,000 joint repurchase agreement 1.94%, dated 7/25/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $600,970,000 on 8/24/2018. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 3/31/2020 and the market value of those underlying securities was $612,230,940.	575,000,000
1,000,000,000	Repurchase agreement 1.92%, dated 7/31/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,053,333 on 8/1/2018. The securities provided as collateral at the end of the period held with State Street Bank and Trust Co. tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2023 and the market value of those underlying securities was $1,020,000,052.	1,000,000,000
2,000,000,000	Interest in $4,000,000,000 joint repurchase agreement 1.91%, dated 7/31/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,000,212,222 on 8/1/2018. The securities provided as collateral at the end of the period held with State Street Bank and Trust Co. tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $4,080,005,791.	2,000,000,000
1,500,000,000	Interest in $3,500,000,000 joint repurchase agreement 1.91%, dated 7/31/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,185,694 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $3,558,398,019.	1,500,000,000
96,613,000	Repurchase agreement 1.91%, dated 7/31/2018 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $96,618,126 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $98,545,671.	96,613,000
225,000,750	Repurchase agreement 1.91%, dated 7/31/2018 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $225,012,688 on 8/1/2018. The securities provided as collateral at the end of the period held with State Street Bank and Trust Co. as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2019 and the market value of those underlying securities was $229,075,271.	225,000,750
Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$400,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $400,021,222 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $408,021,742.	$400,000,000
500,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,026,528 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $510,027,142.	500,000,000
1,000,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which NatWest Markets Securities, Inc. will repurchase securities provided as collateral for $1,000,053,056 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $1,020,000,010.	1,000,000,000
1,500,000,000	Repurchase agreement 1.91%, dated 7/31/2018 under which National Australia Bank Ltd. will repurchase securities provided as collateral for $1,500,079,583 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2025 and the market value of those underlying securities was $1,519,079,155.	1,500,000,000
465,000,000	Interest in $470,000,000 joint repurchase agreement 2.01%, dated 7/19/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $472,361,750 on 10/17/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $479,747,966.	465,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 2.01%, dated 7/23/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $502,400,833 on 10/17/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $510,256,276.	475,000,000
211,356,000	Repurchase agreement 1.94%, dated 7/31/2018 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $211,367,390 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $215,348,965.	211,356,000
Annual Shareholder Report
5

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$710,985,000		Repurchase agreement 1.94%, dated 7/31/2018 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $711,023,314 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $721,422,789.	$710,985,000
200,000,000		Interest in $500,000,000 joint repurchase agreement 1.96%, dated 7/27/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $500,871,111 on 8/28/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $510,138,860.	200,000,000
200,000,000		Repurchase agreement 1.91%, dated 7/31/2018 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $200,010,611 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2023 and the market value of those underlying securities was $204,010,861.	200,000,000
650,000,000		Repurchase agreement 1.91%, dated 7/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $650,034,486 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $663,035,176.	650,000,000
		TOTAL REPURCHASE AGREEMENTS	21,058,954,750
		U.S. TREASURIES—37.9%
473,350,000	[1]	United States Treasury Bills, 1.815%—1.875%, 8/16/2018	472,986,196
300,000,000	[1]	United States Treasury Bills, 1.820%—1.830%, 8/30/2018	299,559,683
100,000,000	[1]	United States Treasury Bills, 1.845%, 9/13/2018	99,779,625
288,000,000	[1]	United States Treasury Bills, 1.890%, 9/27/2018	287,138,160
432,000,000	[1]	United States Treasury Bills, 1.890%—1.925%, 10/4/2018	430,536,533
574,700,000	[1]	United States Treasury Bills, 1.900%—1.930%, 9/20/2018	573,175,514
385,000,000	[1]	United States Treasury Bills, 1.945%, 10/18/2018	383,377,545
578,000,000	[1]	United States Treasury Bills, 2.030%—2.035%, 11/15/2018	574,538,128
285,000,000	[1]	United States Treasury Bills, 2.075%, 11/23/2018	283,127,313
530,000,000	[1]	United States Treasury Bills, 2.075%, 12/6/2018	526,120,326
825,000,000	[1]	United States Treasury Bills, 2.075%, 12/20/2018	818,295,156
385,000,000	[1]	United States Treasury Bills, 2.085%, 12/27/2018	381,699,908
337,000,000	[1]	United States Treasury Bills, 2.130%, 1/24/2019	333,490,707
385,000,000	[1]	United States Treasury Bills, 2.133%, 1/17/2019	381,145,802
385,000,000	[1]	United States Treasury Bills, 2.160%, 1/31/2019	380,795,800
Annual Shareholder Report
6

Principal Amount			Value
		U.S. TREASURIES—continued
$814,500,000	[2]	United States Treasury Floating Rate Notes, 2.010% (91-day T-Bill +0.000%), 8/7/2018	$814,435,321
1,265,000,000	[2]	United States Treasury Floating Rate Notes, 2.043% (91-day T-Bill +0.033%), 8/7/2018	1,265,132,888
465,100,000	[2]	United States Treasury Floating Rate Notes, 2.053% (91-day T-Bill +0.043%), 8/7/2018	465,096,853
1,235,500,000	[2]	United States Treasury Floating Rate Notes, 2.058% (91-day T-Bill +0.048%), 8/7/2018	1,235,883,875
330,000,000	[2]	United States Treasury Floating Rate Notes, 2.080% (91-day T-Bill +0.070%), 8/7/2018	330,001,868
622,000,000	[2]	United States Treasury Floating Rate Notes, 2.150% (91-day T-Bill +0.140%), 8/7/2018	622,079,629
282,500,000	[2]	United States Treasury Floating Rate Notes, 2.180% (91-day T-Bill +0.170%), 8/7/2018	282,495,875
707,000,000		United States Treasury Notes, 0.750%—1.500%, 8/31/2018	706,676,368
337,000,000		United States Treasury Notes, 0.875%, 10/15/2018	336,484,196
189,500,000		United States Treasury Notes, 1.000%, 8/15/2018	189,480,286
142,000,000		United States Treasury Notes, 1.500%, 5/31/2019	141,075,840
		TOTAL U.S. TREASURIES	12,614,609,395
		TOTAL INVESTMENT IN SECURITIES—101.2% (AT AMORTIZED COST)[3]	33,673,564,145
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[4]	(409,860,032)
		TOTAL NET ASSETS—100%	$33,263,704,113
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2014[1]
	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.002	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.002	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.010)	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.010)	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.03%	0.17%	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.42%	0.46%	0.28%	0.07%	0.06%[5]
Net investment income	1.02%	0.16%	0.01%	0.01%	0.03%[5]
Expense waiver/reimbursement[6]	0.10%	0.15%	0.36%	0.56%	0.62%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,059,409	$1,435,990	$2,196,515	$1,762,114	$1,259,398
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.004	0.001	0.000[1]	0.000[1]
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.004	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.013)	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.013)	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.25%	0.44%	0.11%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.19%	0.20%	0.18%	0.07%	0.06%
Net investment income	1.24%	0.43%	0.11%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.10%	0.08%	0.11%	0.21%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,992,845	$24,203,284	$23,141,953	$22,161,341	$17,466,664
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.00%	0.21%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.44%	0.43%	0.27%	0.07%	0.06%
Net investment income	0.96%	0.22%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.10%	0.10%	0.27%	0.46%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,584,885	$5,208,323	$3,864,431	$3,749,474	$4,053,950
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.003	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.003	0.0001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.012)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.012)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.15%	0.34%	0.05%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.29%	0.30%	0.24%	0.07%	0.06%
Net investment income	1.12%	0.35%	0.05%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.10%	0.08%	0.15%	0.31%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,114,276	$1,857,588	$802,172	$798,750	$581,661
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.008)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.75%	0.08%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.69%	0.57%	0.27%	0.07%	0.06%
Net investment income	0.77%	0.09%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.10%	0.22%	0.51%	0.71%	0.72%
Supplemental Data:
Net assets, end of period (000 omitted)	$512,289	$909,570	$642,129	$630,384	$436,361
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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12

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in repurchase agreements	$21,058,954,750
Investment in securities	12,614,609,395
Investment in securities, at amortized cost and fair value		$33,673,564,145
Cash		821,050
Income receivable		8,430,668
Receivable for shares sold		7,967,661
TOTAL ASSETS		33,690,783,524
Liabilities:
Payable for investments purchased	380,795,800
Payable for shares redeemed	13,711,583
Income distribution payable	30,013,185
Payable for investment adviser fee (Note 5)	82,464
Payable for administrative fees (Note 5)	72,987
Payable for distribution services fee (Note 5)	107,350
Payable for other service fees (Notes 2 and 5)	1,178,084
Accrued expenses (Note 5)	1,117,958
TOTAL LIABILITIES		427,079,411
Net assets for 33,263,407,137 shares outstanding		$33,263,704,113
Net Assets Consist of:
Paid-in capital		$33,263,568,239
Accumulated net realized gain		69,400
Undistributed net investment income		66,474
TOTAL NET ASSETS		$33,263,704,113
Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$2,059,409,257 ÷ 2,059,390,881 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$25,992,845,403 ÷ 25,992,613,371 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,584,884,645 ÷ 3,584,852,594 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$1,114,276,088 ÷ 1,114,266,135 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$512,288,720 ÷ 512,284,156 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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14

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest		$503,893,017
Expenses:
Investment adviser fee (Note 5)	$70,522,931
Administrative fee (Note 5)	28,225,564
Custodian fees	1,589,447
Transfer agent fee (Note 2)	1,633,056
Directors'/Trustees' fees (Note 5)	311,401
Auditing fees	24,260
Legal fees	9,905
Portfolio accounting fees	240,321
Distribution services fee (Note 5)	1,082,888
Other service fees (Notes 2 and 5)	14,971,459
Share registration costs	375,235
Printing and postage	271,514
Miscellaneous (Note 5)	233,739
TOTAL EXPENSES	119,491,720
Waiver:
Waiver of investment adviser fee (Note 5)	(34,270,241)
Net expenses		85,221,479
Net investment income		418,671,538
Net realized gain		154,973
Change in net assets resulting from operations		$418,826,511
See Notes which are an integral part of the Financial Statements
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15

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$418,671,538	$123,808,203
Net realized gain	154,973	294,233
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	418,826,511	124,102,436
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(14,571,103)	(2,323,147)
Institutional Shares	(341,018,110)	(104,544,369)
Service Shares	(38,987,463)	(9,898,548)
Capital Shares	(20,713,785)	(6,372,706)
Trust Shares	(3,316,785)	(693,330)
Distributions from net realized gain
Automated Shares	(7,140)	(26,193)
Institutional Shares	(133,077)	(375,123)
Service Shares	(24,613)	(67,831)
Capital Shares	(9,399)	(21,381)
Trust Shares	(3,036)	(10,882)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(418,784,511)	(124,333,510)
Share Transactions:
Proceeds from sale of shares	247,443,302,219	181,466,656,551
Net asset value of shares issued to shareholders in payment of distributions declared	158,129,256	47,646,707
Cost of shares redeemed	(247,952,525,142)	(178,546,516,362)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(351,093,667)	2,967,786,896
Change in net assets	(351,051,667)	2,967,555,822
Net Assets:
Beginning of period	33,614,755,780	30,647,199,958
End of period (including undistributed net investment income of $66,474 and $2,182, respectively)	$33,263,704,113	$33,614,755,780
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by
Annual Shareholder Report
17

the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized
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gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $34,270,241 is disclosed in Note 5. For the year ended July 31, 2018, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$1,340,286
Institutional Shares	237,815
Service Shares	35,150
Capital Shares	16,108
Trust Shares	3,697
TOTAL	$1,633,056
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $13,848 of other service fees for the year ended July 31, 2018. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$1,911,506
Service Shares	10,132,210
Capital Shares	1,844,854
Trust Shares	1,082,889
TOTAL	$14,971,459
For the year ended July 31, 2018, the Fund's Institutional Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest
Annual Shareholder Report
19

and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	3,456,411,961	$3,456,411,961	3,088,400,747	$3,088,400,747
Shares issued to shareholders in payment of distributions declared	14,095,985	14,095,985	2,243,468	2,243,468
Shares redeemed	(2,847,096,551)	(2,847,096,551)	(3,851,144,901)	(3,851,144,901)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	623,411,395	$623,411,395	(760,500,686)	$(760,500,686)

Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	226,135,893,648	$226,135,893,648	152,234,814,431	$152,234,814,432
Shares issued to shareholders in payment of distributions declared	117,298,403	117,298,403	37,043,444	37,043,444
Shares redeemed	(224,463,679,550)	(224,463,679,550)	(151,210,343,478)	(151,210,343,479)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,789,512,501	$1,789,512,501	1,061,514,397	$1,061,514,397
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20

Year Ended July 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,653,333,010	$11,653,333,010	17,720,891,676	$17,720,891,675
Shares issued to shareholders in payment of distributions declared	13,334,635	13,334,635	4,090,559	4,090,559
Shares redeemed	(13,290,098,315)	(13,290,098,315)	(16,381,068,483)	(16,381,068,483)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,623,430,670)	$(1,623,430,670)	1,343,913,752	$1,343,913,751

Year Ended July 31	2018		2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,981,307,865	$4,981,307,865	6,116,083,260	$6,116,083,260
Shares issued to shareholders in payment of distributions declared	12,231,036	12,231,036	4,169,050	4,169,050
Shares redeemed	(5,736,846,806)	(5,736,846,806)	(5,064,837,372)	(5,064,837,372)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(743,307,905)	$(743,307,905)	1,055,414,938	$1,055,414,938

Year Ended July 31	2018		2017
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,216,355,735	$1,216,355,735	2,306,466,436	$2,306,466,437
Shares issued to shareholders in payment of distributions declared	1,169,197	1,169,197	100,186	100,186
Shares redeemed	(1,614,803,920)	(1,614,803,920)	(2,039,122,127)	(2,039,122,127)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(397,278,988)	$(397,278,988)	267,444,495	$267,444,496
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(351,093,667)	$(351,093,667)	2,967,786,896	$2,967,786,896
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$418,781,883	$124,325,954
Long-term capital gains	$2,628	$7,556
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$135,874
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund.
For the year ended July 31, 2018, the Adviser voluntarily waived $34,270,241 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur
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distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$1,082,888
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2018, FSSC received $23,774 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2018, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $436,171,875.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $2,628.
For the fiscal year ended July 31, 2018, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Treasury Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Treasury Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the
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financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors'- investment companies since 2006.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,006.40	$2.14[2]
Institutional Shares	$1,000	$1,007.70	$0.90[3]
Service Shares	$1,000	$1,006.40	$2.14
Capital Shares	$1,000	$1,007.20	$1.39
Trust Shares	$1,000	$1,005.20	$3.38
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.70	$2.16[2]
Institutional Shares	$1,000	$1,023.90	$0.90[3]
Service Shares	$1,000	$1,022.70	$2.16
Capital Shares	$1,000	$1,023.40	$1.40
Trust Shares	$1,000	$1,021.40	$3.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.43%
Institutional Shares	0.18%
Service Shares	0.43%
Capital Shares	0.28%
Trust Shares	0.68%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.74 and $2.76, respectively
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.00, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Treasury Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
Annual Shareholder Report
38

respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Annual Shareholder Report
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Annual Shareholder Report
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450531 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Institutional | TTOXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	64.4%
U.S. Treasury Securities	36.7%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
At July 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.9%
8 to 30 Days	3.5%
31 to 90 Days	7.7%
91 to 180 Days	9.3%
181 Days or more	1.7%
Other Assets and Liabilities—Net[2]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
July 31, 2018
Principal Amount		Value
	REPURCHASE AGREEMENTS—64.4%
$250,000,000	Interest in $5,500,000,000 joint repurchase agreement 1.93%, dated 7/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $5,500,294,861 on 8/1/2018. The securities provided as collateral at the end of the period held with BNP Paribas S.A., were U.S. Treasury securities with various maturities to 7/15/2023 and the market value of those underlying securities was $5,610,300,758.	$250,000,000
25,000,000	Interest in $715,000,000 joint repurchase agreement 1.94%, dated 7/30/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $716,194,447 on 8/30/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $729,378,698.	25,000,000
15,000,000	Interest in $300,000,000 joint repurchase agreement 1.99%, dated 7/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $301,011,583 on 9/11/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $306,017,042.	15,000,000
5,000,000	Interest in $100,000,000 joint repurchase agreement 2.01%, dated 7/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,338,889 on 9/11/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $102,005,727.	5,000,000
227,000,000	Interest in $3,925,000,000 joint repurchase agreement 1.91%, dated 7/31/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $3,925,208,243 on 8/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $4,003,712,451.	227,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 1.90%, dated 7/26/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,184,722 on 8/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2024 and the market value of those underlying securities was $510,161,512.	25,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$5,000,000		Interest in $750,000,000 joint repurchase agreement 1.94%, dated 7/19/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $751,293,333 on 8/20/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2022 and the market value of those underlying securities was $765,536,036.	$5,000,000
25,000,000		Interest in $600,000,000 joint repurchase agreement 1.94%, dated 7/25/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $600,970,000 on 8/24/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 3/31/2020 and the market value of those underlying securities was $612,230,940.	25,000,000
5,000,000		Interest in $470,000,000 joint repurchase agreement 2.01%, dated 7/19/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $472,361,750 on 10/17/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $479,747,966.	5,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement 2.01%, dated 7/23/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $502,400,833 on 10/17/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $510,256,276.	25,000,000
5,000,000		Interest in $500,000,000 joint repurchase agreement 1.96%, dated 7/27/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $500,871,111 on 8/28/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $510,138,860.	5,000,000
250,000,000		Interest in $3,000,000,000 joint repurchase agreement 1.91%, dated 7/31/2018 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,159,167 on 8/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $3,060,162,400.	250,000,000
		TOTAL REPURCHASE AGREEMENTS	862,000,000
		U.S. TREASURIES—36.7%
10,150,000	[1]	United States Treasury Bills, 1.815%, 8/16/2018	10,142,324
15,000,000	[1]	United States Treasury Bills, 1.820%—1.830%, 8/30/2018	14,977,968
18,000,000	[1]	United States Treasury Bills, 1.890%—1.925%, 10/4/2018	17,939,022
12,000,000	[1]	United States Treasury Bills, 1.890%, 9/27/2018	11,964,090
9,000,000	[1]	United States Treasury Bills, 1.895%, 9/13/2018	8,979,629
Annual Shareholder Report
3

Principal Amount			Value
		U.S. TREASURIES—continued
$24,700,000	[1]	United States Treasury Bills, 1.900%—1.930%, 9/20/2018	$24,634,403
15,000,000	[1]	United States Treasury Bills, 1.945%, 10/18/2018	14,936,787
22,000,000	[1]	United States Treasury Bills, 2.035%, 11/15/2018	21,868,177
15,000,000	[1]	United States Treasury Bills, 2.075%, 11/23/2018	14,901,438
25,000,000	[1]	United States Treasury Bills, 2.075%, 12/20/2018	24,796,823
20,000,000	[1]	United States Treasury Bills, 2.075%, 12/6/2018	19,853,597
15,000,000	[1]	United States Treasury Bills, 2.085%, 12/27/2018	14,871,425
13,000,000	[1]	United States Treasury Bills, 2.130%, 1/24/2019	12,864,627
15,000,000	[1]	United States Treasury Bills, 2.133%, 1/17/2019	14,849,836
15,000,000	[1]	United States Treasury Bills, 2.160%, 1/31/2019	14,836,200
18,000,000	[2]	United States Treasury Floating Rate Notes, 2.010% (91-day T-Bill +0.000%), 8/7/2018	17,993,296
58,000,000	[2]	United States Treasury Floating Rate Notes, 2.043% (91-day T-Bill +0.033%), 8/7/2018	58,006,093
17,650,000	[2]	United States Treasury Floating Rate Notes, 2.053% (91-day T-Bill +0.043%), 8/7/2018	17,649,792
29,500,000	[2]	United States Treasury Floating Rate Notes, 2.058% (91-day T-Bill +0.048%), 8/7/2018	29,510,717
20,000,000	[2]	United States Treasury Floating Rate Notes, 2.080% (91-day T-Bill +0.070%), 8/7/2018	20,000,000
38,000,000	[2]	United States Treasury Floating Rate Notes, 2.150% (91-day T-Bill +0.140%), 8/7/2018	38,004,071
17,500,000	[2]	United States Treasury Floating Rate Notes, 2.180% (91-day T-Bill +0.170%), 8/7/2018	17,499,717
10,000,000		United States Treasury Notes, 0.875%, 10/15/2018	9,984,694
16,500,000		United States Treasury Notes, 1.000%, 8/15/2018	16,498,283
8,000,000		United States Treasury Notes, 1.500%, 5/31/2019	7,947,935
15,000,000		United States Treasury Notes, 1.500%, 8/31/2018	14,995,521
		TOTAL U.S. TREASURIES	490,506,465
		TOTAL INVESTMENT IN SECURITIES—101.1% (AT AMORTIZED COST)[3]	1,352,506,465
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[4]	(15,328,232)
		TOTAL NET ASSETS—100%	$1,337,178,233
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.004	0.001	—	—
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.004	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.012)	(0.004)	(0.001)	—	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.012)	(0.004)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.25%	0.44%	0.11%	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.18%	0.08%	0.07%
Net investment income	1.23%	0.47%	0.12%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.13%	0.13%	0.17%	0.53%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$360,889	$288,652	$167,690	$115,211	$204,903
1	On June 2, 2015, the Fund's shares were re-designated as Institutional Shares.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.000[2]	0.003	—
Net realized gain (loss)	0.000[2]	0.000[2]	(0.003)	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.005)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.005)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.54%	0.02%	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.90%	0.62%	0.38%	0.13%[5]
Net investment income	0.53%	0.02%	0.00%[4]	0.00%[5]
Expense waiver/reimbursement[6]	0.13%	0.41%	0.65%	1.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$635,165	$751,234	$617,216	$584
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2015[1]
	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.000[2]	0.000[2]	—
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.004)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.40%	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.05%	0.64%	0.32%	0.13%[5]
Net investment income	0.30%	0.00%[4]	0.00%[4]	0.00%[5]
Expense waiver/reimbursement[6]	0.23%	0.64%	0.97%	1.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$341,124	$660,717	$666,074	$154,125
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in repurchase agreements	$862,000,000
Investment in securities	490,506,465
Investment in securities, at amortized cost and fair value		$1,352,506,465
Cash		280,932
Income receivable		309,835
Receivable for shares sold		114,626
TOTAL ASSETS		1,353,211,858
Liabilities:
Payable for investments purchased	14,836,200
Payable for shares redeemed	48,636
Income distribution payable	374,432
Payable for investment adviser fee (Note 5)	3,669
Payable for administrative fees (Note 5)	2,936
Payable for distribution services fee (Note 5)	325,934
Payable for other service fees (Notes 2 and 5)	202,270
Accrued expenses (Note 5)	239,548
TOTAL LIABILITIES		16,033,625
Net assets for 1,337,179,176 shares outstanding		$1,337,178,233
Net Assets Consist of:
Paid-in capital		$1,337,179,205
Distributions in excess of net investment income		(972)
TOTAL NET ASSETS		$1,337,178,233
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$360,889,216 ÷ 360,889,471 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$635,164,991 ÷ 635,165,439 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$341,124,026 ÷ 341,124,266 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2018
Investment Income:
Interest			$19,719,664
Expenses:
Investment adviser fee (Note 5)		$2,802,163
Administrative fee (Note 5)		1,121,203
Custodian fees		65,578
Transfer agent fee (Note 2)		1,173,857
Directors'/Trustees' fees (Note 5)		13,458
Auditing fees		20,601
Legal fees		9,338
Portfolio accounting fees		181,684
Distribution services fee (Note 5)		4,989,691
Other service fees (Note 2)		2,802,347
Share registration costs		244,464
Printing and postage		76,633
Miscellaneous (Note 5)		69,595
TOTAL EXPENSES		13,570,612
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(1,821,327)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(427,162)
TOTAL WAIVERS AND REIMBURSEMENT		(2,248,489)
Net expenses			11,322,123
Net investment income			8,397,541
Net realized gain on investments			2,156
Change in net assets resulting from operations			$8,399,697
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,397,541	$1,452,229
Net realized gain	2,156	8,485
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,399,697	1,460,714
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,443,672)	(1,305,772)
Cash II Shares	(3,657,475)	(143,066)
Cash Series Shares	(1,295,358)	(6,020)
Distributions from net realized gain
Institutional Shares	(918)	(1,290)
Cash II Shares	(2,668)	(5,109)
Cash Series Shares	(2,618)	(4,919)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,402,709)	(1,466,176)
Share Transactions:
Proceeds from sale of shares	3,369,957,116	4,534,707,661
Net asset value of shares issued to shareholders in payment of distributions declared	5,706,052	460,998
Cost of shares redeemed	(3,739,085,127)	(4,285,540,139)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(363,421,959)	249,628,520
Change in net assets	(363,424,971)	249,623,058
Net Assets:
Beginning of period	1,700,603,204	1,450,980,146
End of period (including distributions in excess of net investment income of $(972) and $(2,008), respectively)	$1,337,178,233	$1,700,603,204
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by
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the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $2,248,489 is disclosed in various locations in this Note 2 and Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Cash II Shares	$1,736,197	$—
Cash Series Shares	1,066,150	(702)
TOTAL	$2,802,347	$(702)
For the year ended July 31, 2018, the Fund's Institutional Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,543,261,022	$1,543,261,022	1,505,222,096	$1,505,222,096
Shares issued to shareholders in payment of distributions declared	824,411	824,411	303,196	303,196
Shares redeemed	(1,471,847,780)	(1,471,847,780)	(1,384,562,243)	(1,384,562,243)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	72,237,653	$72,237,653	120,963,049	$120,963,049

Year Ended July 31	2018		2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	839,989,129	$839,989,129	1,112,494,332	$1,112,494,332
Shares issued to shareholders in payment of distributions declared	3,605,378	3,605,378	146,916	146,916
Shares redeemed	(959,662,425)	(959,662,425)	(978,620,760)	(978,620,760)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(116,067,918)	$(116,067,918)	134,020,488	$134,020,488

Year Ended July 31	2018		2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	986,706,965	$986,706,965	1,916,991,233	$1,916,991,233
Shares issued to shareholders in payment of distributions declared	1,276,263	1,276,263	10,886	10,886
Shares redeemed	(1,307,574,922)	(1,307,574,922)	(1,922,357,136)	(1,922,357,136)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(319,591,694)	$(319,591,694)	(5,355,017)	$(5,355,017)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(363,421,959)	$(363,421,959)	249,628,520	$249,628,520
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$8,402,527	$1,465,814
Long-term capital gains	$182	$362
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Distributions in excess of ordinary income[2]	$(972)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund's Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the Adviser voluntarily waived $1,821,327 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$2,430,932	$—
Cash Series Shares	2,558,759	(426,460)
TOTAL	$4,989,691	$(426,460)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, FSC retained $44,488 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2018, FSSC reimbursed $702 of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares,
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Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
7. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $182.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF Federated Trust for u.s. treasury obligations:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and
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significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,007.60	$1.00
Cash II Shares	$1,000	$1,004.10	$4.47
Cash Series Shares	$1,000	$1,003.40	$5.22
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Cash II Shares	$1,000	$1,020.30	$4.51
Cash Series Shares	$1,000	$1,019.60	$5.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Cash II Shares	0.90%
Cash Series Shares	1.05%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
28731 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $481,900

Fiscal year ended 2017 - $631,090

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $12,505

Fiscal year ended 2017 - $7,000

Fiscal year ended 2018- - Audit consents issued for N-1A filings.

Fiscal year ended 2017- - Audit consents issued for N-1A filings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2018 - $1,016,782

Fiscal year ended 2017 - $272,366

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) also has been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involves the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders can vote on the election of members to the Hermes Fund’s committee is not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant is a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 29, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 26, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 26, 2018